UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368
Name of Registrant: Vanguard Fixed Income Securities Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31st
Date of reporting period: October 31, 2018
Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.5%)
U.S. Government Securities (6.0%)
	United States Treasury Note/Bond	2.625%	6/30/23	1,000	985
1	United States Treasury Note/Bond	2.250%	11/15/24	10,808	10,338
1	United States Treasury Note/Bond	2.000%	8/15/25	7,000	6,542
	United States Treasury Note/Bond	6.250%	5/15/30	16,274	21,085
1,2	United States Treasury Note/Bond	4.500%	2/15/36	261,030	304,468
	United States Treasury Note/Bond	4.750%	2/15/37	109,059	131,484
	United States Treasury Note/Bond	4.500%	8/15/39	250	294
	United States Treasury Note/Bond	4.375%	11/15/39	83,425	96,616
	United States Treasury Note/Bond	3.125%	2/15/43	88,630	84,780
	United States Treasury Note/Bond	2.875%	5/15/43	3,100	2,834
	United States Treasury Note/Bond	3.000%	11/15/44	9,210	8,591
	United States Treasury Note/Bond	2.500%	2/15/45	28,662	24,215
	United States Treasury Note/Bond	2.875%	8/15/45	3,700	3,363
2	United States Treasury Note/Bond	3.000%	11/15/45	83,895	78,114
2	United States Treasury Note/Bond	2.500%	2/15/46	26,892	22,610
	United States Treasury Note/Bond	2.250%	8/15/46	9,500	7,547
	United States Treasury Note/Bond	3.000%	2/15/47	11,000	10,225
1,2	United States Treasury Note/Bond	3.000%	5/15/47	41,000	38,079
	United States Treasury Note/Bond	2.750%	11/15/47	47,602	41,957
	United States Treasury Note/Bond	3.000%	2/15/48	15,000	13,908
	United States Treasury Note/Bond	3.125%	5/15/48	30,000	28,519
1	United States Treasury Note/Bond	3.000%	8/15/48	3,000	2,782
	United States Treasury Strip Principal	0.000%	2/15/48	47,795	17,647
					956,983
Agency Bonds and Notes (0.3%)
3	Tennessee Valley Authority	5.250%	9/15/39	33,800	40,278
3	Tennessee Valley Authority	4.250%	9/15/65	10,000	10,529
					50,807
Conventional Mortgage-Backed Securities (0.7%)
4,5	Fannie Mae Pool	3.050%	10/1/32	1,738	1,608
4,5	Fannie Mae Pool	3.100%	6/1/32–10/1/32	20,730	18,910
4,5	Fannie Mae Pool	3.180%	9/1/32	10,750	9,880
4,5	Fannie Mae Pool	3.200%	9/1/32	5,660	5,193
4,5	Fannie Mae Pool	3.220%	7/1/32	2,220	2,073
4,5	Fannie Mae Pool	3.230%	7/1/32–8/1/32	5,934	5,540
4,5	Fannie Mae Pool	3.250%	6/1/32	6,115	5,658
4,5	Fannie Mae Pool	3.260%	9/1/32	26,625	24,813
4,5	Fannie Mae Pool	3.300%	7/1/32	1,609	1,523
4,5	Fannie Mae Pool	3.490%	2/1/32	5,695	5,399
4,5	Fannie Mae Pool	3.580%	8/1/30	12,875	12,702
4,5	Fannie Mae Pool	3.620%	8/1/30	9,055	9,003
4,5	Fannie Mae Pool	3.690%	8/1/30	8,625	8,519
4,5,6	Fannie Mae Pool	4.000%	11/1/48–12/1/48	2,230	2,227
					113,048
Nonconventional Mortgage-Backed Securities (0.5%)
4,5	Fannie Mae Pool	3.135%	10/1/32	6,300	5,812
4,5	Fannie Mae REMICS	3.000%	7/25/47	12,564	11,418
4,5,7,8	Fannie Mae REMICS	3.769%	3/25/46	1,879	296

4,5,7,8	Fannie Mae REMICS	3.869%	5/25/47	2,639	418
4,5,7,8	Fannie Mae REMICS	3.919%	10/25/47	1,709	287
4,5,9	Fannie Mae REMICS	4.000%	3/25/43–2/25/48	1,713	408
4,5,9	Fannie Mae REMICS	4.500%	9/25/47	875	216
4,5,9	Fannie Mae REMICS	5.000%	6/25/45	1,198	260
4,5,9	Fannie Mae REMICS	5.500%	2/25/46	650	144
4,5,9	Fannie Mae REMICS	6.000%	12/25/47	764	185
4,5,9	Fannie Mae REMICS 2012-138	4.500%	12/25/42	489	125
4,5,9	Fannie Mae REMICS 2013-20	4.000%	3/25/43	593	133
4,5,9	Fannie Mae REMICS 2013-39D	4.000%	6/25/42	511	98
4,5,9	Fannie Mae REMICS 2013-43	4.000%	5/25/43	1,516	337
4,5,9	Fannie Mae REMICS 2015-22	6.000%	4/25/45	678	160
4,5,9	Fannie Mae REMICS 2015-28	4.000%	5/25/45	574	133
4,5,9	Fannie Mae REMICS 2016-3	4.000%	2/25/46	1,302	301
4,5,9	Fannie Mae REMICS 2016-3	6.000%	2/25/46	598	143
4,5	Freddie Mac REMICS	3.000%	4/15/47	11,716	10,380
4,5,9	Freddie Mac REMICS	3.500%	12/15/42	2,039	392
4,5,7,8	Freddie Mac REMICS	3.871%	1/15/42–1/15/45	1,276	189
4,5,7,8	Freddie Mac REMICS	3.921%	12/15/47	651	114
4,5,9	Freddie Mac REMICS	4.000%	10/15/42–12/15/47	1,886	377
4	Ginnie Mae REMICS	3.000%	7/20/47–8/20/47	43,495	37,407
4,7,8	Ginnie Mae REMICS	3.370%	8/20/45	1,108	151
4,9	Ginnie Mae REMICS	3.500%	7/20/42	1,028	179
4,7,8	Ginnie Mae REMICS	3.820%	9/20/46	815	136
4,7,8	Ginnie Mae REMICS	3.920%	9/20/47–12/20/47	6,014	932
4,9	Ginnie Mae REMICS	4.000%	3/20/42–1/20/48	4,618	1,060
4,9	Ginnie Mae REMICS	4.500%	3/20/43–1/20/48	4,776	1,045
4,9	Ginnie Mae REMICS	5.000%	2/20/40	1,057	251
					73,487
Total U.S. Government and Agency Obligations (Cost $1,240,205)					1,194,325
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
4	Public Service New Hampshire Funding
	LLC 2018-1 (Cost 6,051)	3.814%	2/1/35	6,051	5,981
Corporate Bonds (77.4%)
Finance (18.8%)
	Banking (12.4%)
4	Bank of America Corp.	3.824%	1/20/28	12,200	11,704
4	Bank of America Corp.	3.705%	4/24/28	35,080	33,276
4	Bank of America Corp.	4.244%	4/24/38	80,790	76,170
	Bank of America Corp.	5.875%	2/7/42	19,230	22,045
4	Bank of America Corp.	4.443%	1/20/48	24,655	23,432
4	Bank of America Corp.	3.946%	1/23/49	65,835	57,883
	Bank of America NA	6.000%	10/15/36	20,450	23,271
	Bank One Corp.	8.000%	4/29/27	27,424	33,789
10	BNP Paribas SA	4.400%	8/14/28	1,545	1,484
4	Citigroup Inc.	3.887%	1/10/28	21,905	20,965
4	Citigroup Inc.	3.878%	1/24/39	52,275	46,380
	Citigroup Inc.	4.650%	7/30/45	13,983	13,442
4	Citigroup Inc.	4.281%	4/24/48	18,570	17,107
	Citigroup Inc.	4.650%	7/23/48	3,430	3,306
4	Goldman Sachs Group Inc.	3.691%	6/5/28	66,500	62,522
4	Goldman Sachs Group Inc.	3.814%	4/23/29	23,695	22,279
4	Goldman Sachs Group Inc.	4.223%	5/1/29	16,545	16,009
4	Goldman Sachs Group Inc.	4.017%	10/31/38	134,120	119,422
4	Goldman Sachs Group Inc.	4.411%	4/23/39	21,635	20,263
	Goldman Sachs Group Inc.	6.250%	2/1/41	23,149	26,933

	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	14,654
	Goldman Sachs Group Inc.	4.750%	10/21/45	28,114	27,285
	HSBC Bank USA NA	5.875%	11/1/34	45,205	50,315
	HSBC Bank USA NA	5.625%	8/15/35	22,425	24,240
	HSBC Holdings plc	4.300%	3/8/26	500	493
	HSBC Holdings plc	4.375%	11/23/26	1,505	1,456
4	HSBC Holdings plc	4.041%	3/13/28	1,840	1,755
	HSBC Holdings plc	7.625%	5/17/32	21,200	26,390
	HSBC Holdings plc	6.500%	9/15/37	36,245	41,773
	HSBC Holdings plc	6.800%	6/1/38	58,749	69,729
	HSBC Holdings plc	6.100%	1/14/42	12,220	14,221
4	HSBC Holdings plc	6.000%	11/22/65	685	631
4,11	HSBC Holdings plc	5.875%	9/28/46	600	761
4	HSBC Holdings plc	6.500%	9/23/66	8,245	7,738
10	ICICI Bank Ltd.	3.800%	12/14/27	3,800	3,407
4	JPMorgan Chase & Co.	4.203%	7/23/29	23,255	22,860
	JPMorgan Chase & Co.	6.400%	5/15/38	54,815	66,159
4	JPMorgan Chase & Co.	3.882%	7/24/38	72,532	65,691
	JPMorgan Chase & Co.	5.500%	10/15/40	25,555	28,073
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	12,481
4	JPMorgan Chase & Co.	4.260%	2/22/48	37,060	34,252
4	JPMorgan Chase & Co.	4.032%	7/24/48	39,500	35,128
4	JPMorgan Chase & Co.	3.964%	11/15/48	72,910	64,204
4	JPMorgan Chase & Co.	3.897%	1/23/49	44,220	38,728
4,10	Macquarie Group Ltd.	5.033%	1/15/30	10,000	9,956
4	Morgan Stanley	3.737%	4/24/24	13,755	13,586
	Morgan Stanley	3.875%	1/27/26	10,000	9,660
4	Morgan Stanley	3.772%	1/24/29	24,285	23,033
	Morgan Stanley	7.250%	4/1/32	29,820	37,632
4	Morgan Stanley	3.971%	7/22/38	83,445	75,526
	Morgan Stanley	6.375%	7/24/42	33,880	40,891
	Morgan Stanley	4.300%	1/27/45	39,380	36,452
	Morgan Stanley	4.375%	1/22/47	48,245	45,014
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	3,170	3,089
4	Royal Bank of Scotland Group plc	5.076%	1/27/30	1,400	1,377
	Wachovia Corp.	5.500%	8/1/35	2,400	2,546
4	Wells Fargo & Co.	3.584%	5/22/28	17,565	16,697
	Wells Fargo & Co.	5.375%	11/2/43	55,167	56,815
	Wells Fargo & Co.	5.606%	1/15/44	141,958	151,008
	Wells Fargo & Co.	4.650%	11/4/44	15,937	15,018
	Wells Fargo & Co.	4.900%	11/17/45	20,175	19,612
	Wells Fargo & Co.	4.400%	6/14/46	32,300	29,265
	Wells Fargo & Co.	4.750%	12/7/46	51,099	48,655
	Wells Fargo Bank NA	3.550%	8/14/23	31,605	31,233
	Wells Fargo Bank NA	6.600%	1/15/38	500	608

	Brokerage (0.2%)
10	Apollo Management Holdings LP	5.000%	3/15/48	9,550	8,989
10	FMR LLC	6.450%	11/15/39	16,010	19,294
	Intercontinental Exchange Inc.	4.250%	9/21/48	5,800	5,417

	Finance Companies (1.0%)
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	191,630	165,344

	Insurance (5.1%)
	ACE Capital Trust II	9.700%	4/1/30	4,855	6,682

	Aetna Inc.	4.125%	11/15/42	24,995	21,938
	Aetna Inc.	3.875%	8/15/47	13,450	11,409
	Aflac Inc.	4.750%	1/15/49	7,500	7,324
	Aon plc	4.750%	5/15/45	3,000	2,867
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,230
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	31,195	29,967
	Berkshire Hathaway Inc.	4.500%	2/11/43	58,057	58,146
12	Chubb INA Holdings Inc.	2.500%	3/15/38	1,772	1,996
	Chubb INA Holdings Inc.	4.350%	11/3/45	15,000	14,778
10	Halfmoon Parent Inc.	4.800%	8/15/38	15,525	14,932
10	Halfmoon Parent Inc.	4.900%	12/15/48	25,440	23,950
10	Jackson National Life Insurance Co.	8.150%	3/15/27	200	246
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	8,095	7,504
10	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	4,370	6,546
10	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	276
10	Massachusetts Mutual Life Insurance Co.	4.900%	4/1/77	15,838	14,954
	MetLife Inc.	4.125%	8/13/42	49,795	45,217
	MetLife Inc.	4.875%	11/13/43	15,000	15,085
	MetLife Inc.	4.050%	3/1/45	8,365	7,461
	MetLife Inc.	4.600%	5/13/46	9,700	9,429
10	Metropolitan Life Insurance Co.	7.800%	11/1/25	23,750	28,254
10	Nationwide Mutual Insurance Co.	9.375%	8/15/39	25,706	38,693
10	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	12,899
10	New York Life Insurance Co.	5.875%	5/15/33	46,585	54,423
10	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	19,090	22,754
10	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	7,917
4,10	Pacific Life Insurance Co.	4.300%	10/24/67	7,830	6,803
	Progressive Corp.	4.125%	4/15/47	4,615	4,342
	Progressive Corp.	4.200%	3/15/48	6,250	5,943
	Prudential Financial Inc.	5.700%	12/14/36	2,031	2,260
	Prudential Financial Inc.	4.600%	5/15/44	5,000	4,878
4	Prudential Financial Inc.	5.375%	5/15/45	135	131
	Prudential Financial Inc.	3.905%	12/7/47	21,559	18,765
	Prudential Financial Inc.	3.935%	12/7/49	17,974	15,504
10	Securian Financial Group Inc.	4.800%	4/15/48	16,391	15,575
10	Swiss Re Treasury US Corp.	4.250%	12/6/42	13,645	12,729
10	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	2,250	2,325
	Travelers Cos. Inc.	6.750%	6/20/36	500	630
	UnitedHealth Group Inc.	4.625%	7/15/35	27,955	28,841
	UnitedHealth Group Inc.	5.800%	3/15/36	49,846	58,021
	UnitedHealth Group Inc.	6.500%	6/15/37	1,100	1,376
	UnitedHealth Group Inc.	6.625%	11/15/37	800	1,010
	UnitedHealth Group Inc.	6.875%	2/15/38	18,457	23,855
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	24,536
	UnitedHealth Group Inc.	4.750%	7/15/45	50,840	51,802
	UnitedHealth Group Inc.	4.250%	4/15/47	31,500	30,422
	UnitedHealth Group Inc.	3.750%	10/15/47	29,705	26,166
	UnitedHealth Group Inc.	4.250%	6/15/48	13,040	12,449

	Real Estate Investment Trusts (0.1%)
	Federal Realty Investment Trust	4.500%	12/1/44	1,000	962
	Simon Property Group LP	4.250%	10/1/44	3,755	3,527
10	WEA Finance LLC	4.625%	9/20/48	7,000	6,679
					2,998,231

Industrial (44.1%)
	Basic Industry (0.8%)
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	15,251
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	36,820	39,565
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	375	358
10	Eagle Intermediate Global Holding
	BV/Ruyi US Finance LLC	7.500%	5/1/25	950	920
10	Hi-Crush Partners LP	9.500%	8/1/26	255	203
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	20,335	21,868
	Rio Tinto Finance USA plc	4.125%	8/21/42	56,381	53,119
10	Suzano Austria GmbH	6.000%	1/15/29	821	837

	Capital Goods (2.9%)
	3M Co.	3.125%	9/19/46	15,000	12,281
	3M Co.	3.625%	10/15/47	10,345	9,206
	3M Co.	4.000%	9/14/48	11,640	11,095
10	Berry Global Inc.	4.500%	2/15/26	375	351
	Boeing Co.	6.125%	2/15/33	13,565	16,497
	Boeing Co.	3.550%	3/1/38	15,725	14,448
	Boeing Co.	6.875%	3/15/39	7,874	10,522
	Boeing Co.	5.875%	2/15/40	3,940	4,752
	Boeing Co.	7.875%	4/15/43	5,900	8,455
	Boeing Co.	3.625%	3/1/48	7,275	6,477
	Caterpillar Inc.	6.050%	8/15/36	14,547	17,157
	Caterpillar Inc.	3.803%	8/15/42	36,112	32,725
	Caterpillar Inc.	4.750%	5/15/64	15,639	15,394
	Deere & Co.	7.125%	3/3/31	13,500	17,018
	Eaton Corp.	4.150%	11/2/42	4,279	3,926
	Emerson Electric Co.	5.250%	11/15/39	1,000	1,090
	General Electric Co.	6.750%	3/15/32	32,731	37,371
12	General Electric Co.	2.125%	5/17/37	5,292	5,095
	General Electric Co.	5.875%	1/14/38	18,636	19,376
	General Electric Co.	4.125%	10/9/42	11,875	9,528
	General Electric Co.	4.500%	3/11/44	8,285	7,000
	Honeywell International Inc.	5.700%	3/15/36	10,300	11,983
	Honeywell International Inc.	5.700%	3/15/37	6,250	7,293
	John Deere Capital Corp.	3.450%	6/7/23	11,185	11,127
	Johnson Controls International plc	6.000%	1/15/36	3,620	4,012
	Johnson Controls International plc	5.125%	9/14/45	5,000	4,968
	Johnson Controls International plc	4.500%	2/15/47	2,000	1,827
	Lockheed Martin Corp.	3.600%	3/1/35	5,870	5,304
	Lockheed Martin Corp.	4.090%	9/15/52	20,857	18,889
10	Mueller Water Products Inc.	5.500%	6/15/26	1,470	1,452
	Raytheon Co.	4.700%	12/15/41	37,524	39,656
13	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	6.875%	2/15/21	225	226
	Stanley Black & Decker Inc.	4.250%	11/15/28	6,800	6,795
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,785	5,777
	United Rentals North America Inc.	6.500%	12/15/26	875	886
	United Rentals North America Inc.	5.500%	5/15/27	261	247
	United Rentals North America Inc.	4.875%	1/15/28	100	90
	United Technologies Corp.	5.400%	5/1/35	6,500	6,846
	United Technologies Corp.	6.125%	7/15/38	37,165	42,386
	United Technologies Corp.	3.750%	11/1/46	30,415	25,461

	Communication (4.9%)
	21st Century Fox America Inc.	7.900%	12/1/95	2,975	4,458
	America Movil SAB de CV	6.125%	3/30/40	26,825	30,574
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	5/1/47	4,500	4,054
	Comcast Corp.	4.150%	10/15/28	28,745	28,491
	Comcast Corp.	4.250%	10/15/30	44,415	43,883
	Comcast Corp.	5.650%	6/15/35	35,824	38,813
	Comcast Corp.	6.500%	11/15/35	18,600	21,752
	Comcast Corp.	3.200%	7/15/36	16,810	13,803
	Comcast Corp.	3.900%	3/1/38	39,335	34,819
	Comcast Corp.	6.400%	5/15/38	3,545	4,165
	Comcast Corp.	4.600%	10/15/38	44,635	43,388
	Comcast Corp.	4.500%	1/15/43	1,250	1,180
	Comcast Corp.	4.750%	3/1/44	55,670	54,233
	Comcast Corp.	4.600%	8/15/45	17,375	16,553
	Comcast Corp.	3.400%	7/15/46	20,295	16,126
	Comcast Corp.	4.000%	8/15/47	18,875	16,447
	Comcast Corp.	3.969%	11/1/47	83,688	72,518
	Comcast Corp.	4.000%	3/1/48	20,340	17,766
	Comcast Corp.	4.700%	10/15/48	43,885	42,384
	Comcast Corp.	3.999%	11/1/49	25,466	21,903
	Comcast Corp.	4.049%	11/1/52	19,973	17,001
	Comcast Corp.	4.950%	10/15/58	30,985	30,354
10	Cox Communications Inc.	6.450%	12/1/36	9,000	9,536
10	Cox Communications Inc.	8.375%	3/1/39	13,850	17,379
10	CSC Holdings LLC	5.375%	2/1/28	875	825
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	740	700
	NBCUniversal Media LLC	5.950%	4/1/41	17,035	19,030
	NBCUniversal Media LLC	4.450%	1/15/43	22,650	21,124
	Qwest Corp.	6.875%	9/15/33	1,699	1,640
	T-Mobile USA Inc.	4.500%	2/1/26	720	673
	T-Mobile USA Inc.	4.750%	2/1/28	850	785
	Thomson Reuters Corp.	5.850%	4/15/40	2,000	2,115
	Thomson Reuters Corp.	5.650%	11/23/43	690	714
	Time Warner Cable LLC	6.550%	5/1/37	11,975	12,380
	Verizon Communications Inc.	4.500%	8/10/33	11,370	11,059
	Verizon Communications Inc.	5.250%	3/16/37	17,950	18,399
	Verizon Communications Inc.	4.812%	3/15/39	14,120	13,661
	Verizon Communications Inc.	4.125%	8/15/46	15,375	13,182
	Verizon Communications Inc.	4.862%	8/21/46	15,125	14,486
	Viacom Inc.	6.875%	4/30/36	980	1,085
	Viacom Inc.	4.375%	3/15/43	19,055	15,622
	Viacom Inc.	5.850%	9/1/43	3,750	3,726
	Viacom Inc.	5.250%	4/1/44	5,000	4,634
	Walt Disney Co.	7.550%	7/15/93	15,750	18,259

	Consumer Cyclical (6.4%)
10	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	1,000	940
	Alibaba Group Holding Ltd.	4.000%	12/6/37	36,770	32,365
	Alibaba Group Holding Ltd.	4.200%	12/6/47	46,490	40,248
	Alibaba Group Holding Ltd.	4.400%	12/6/57	29,105	25,508
	Amazon.com Inc.	3.875%	8/22/37	79,775	75,276
	Amazon.com Inc.	4.050%	8/22/47	102,980	96,395
	Amazon.com Inc.	4.250%	8/22/57	43,390	40,760
	Boyd Gaming Corp.	6.000%	8/15/26	425	412

	Daimler Finance North America LLC	8.500%	1/18/31	265	361
	General Motors Co.	5.150%	4/1/38	8,100	7,155
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	480	486
	Harley-Davidson Inc.	4.625%	7/28/45	4,000	3,616
10	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	1,496	1,462
	Home Depot Inc.	5.875%	12/16/36	40,575	47,607
	Home Depot Inc.	5.400%	9/15/40	1,000	1,118
	Home Depot Inc.	5.950%	4/1/41	22,170	26,379
	Home Depot Inc.	4.200%	4/1/43	6,035	5,769
	Home Depot Inc.	4.875%	2/15/44	66,510	69,845
	Home Depot Inc.	4.400%	3/15/45	12,900	12,703
	Home Depot Inc.	4.250%	4/1/46	20,015	19,264
	Home Depot Inc.	3.500%	9/15/56	5,920	4,794
10	International Game Technology plc	6.250%	1/15/27	450	441
	Lennar Corp.	4.750%	11/29/27	622	580
	Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,240
	Lowe's Cos. Inc.	4.250%	9/15/44	800	749
	Lowe's Cos. Inc.	4.375%	9/15/45	1,000	958
	Lowe's Cos. Inc.	3.700%	4/15/46	50,780	43,843
	Lowe's Cos. Inc.	4.050%	5/3/47	45,885	41,568
	Mastercard Inc.	3.950%	2/26/48	25,075	23,783
	McDonald's Corp.	6.300%	3/1/38	16,940	19,867
	MGM Resorts International	5.750%	6/15/25	829	808
	NIKE Inc.	3.625%	5/1/43	30,604	27,115
	NIKE Inc.	3.875%	11/1/45	25,000	22,979
	NIKE Inc.	3.375%	11/1/46	13,090	10,981
	Starbucks Corp.	4.000%	11/15/28	10,370	10,045
	Target Corp.	7.000%	1/15/38	1,100	1,423
	Target Corp.	4.000%	7/1/42	500	466
	Target Corp.	3.625%	4/15/46	700	606
	Visa Inc.	4.150%	12/14/35	21,915	21,873
	Visa Inc.	4.300%	12/14/45	39,960	39,482
	Visa Inc.	3.650%	9/15/47	35,945	32,161
	Walmart Inc.	3.700%	6/26/28	25,000	24,542
	Walmart Inc.	3.950%	6/28/38	70,710	67,216
	Walmart Inc.	5.625%	4/1/40	1,890	2,199
	Walmart Inc.	4.875%	7/8/40	2,000	2,130
	Walmart Inc.	5.000%	10/25/40	1,700	1,841
	Walmart Inc.	5.625%	4/15/41	3,850	4,491
	Walmart Inc.	4.000%	4/11/43	1,400	1,320
	Walmart Inc.	3.625%	12/15/47	70,485	62,351
	Walmart Inc.	4.050%	6/29/48	42,970	40,794

	Consumer Noncyclical (14.5%)
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	10,025	9,992
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	14,150	13,746
	Altria Group Inc.	4.250%	8/9/42	7,100	6,251
	Altria Group Inc.	4.500%	5/2/43	2,380	2,171
	Altria Group Inc.	5.375%	1/31/44	56,770	57,939
	Altria Group Inc.	3.875%	9/16/46	56,370	46,405
	AmerisourceBergen Corp.	4.300%	12/15/47	6,500	5,657
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	465
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	108,120	103,125
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	25,208	21,112
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	161,220	152,287
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	33,055	30,061
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	27,675	37,359

	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	9,220	12,162
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,000	963
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	33,995	27,619
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	53,350	48,065
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	28,727	25,247
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	34,035	30,259
10	Aramark Services Inc.	5.000%	2/1/28	1,425	1,350
	Ascension Health	3.945%	11/15/46	15,385	14,251
4	Ascension Health	4.847%	11/15/53	8,855	9,466
	AstraZeneca plc	6.450%	9/15/37	30,775	36,103
	Baxter International Inc.	3.500%	8/15/46	5,000	4,071
10	Bayer US Finance II LLC	3.950%	4/15/45	12,300	10,080
10	Bayer US Finance II LLC	4.700%	7/15/64	19,565	15,397
	Bristol-Myers Squibb Co.	4.500%	3/1/44	17,500	17,750
	Campbell Soup Co.	4.800%	3/15/48	7,385	6,270
10	Cargill Inc.	4.760%	11/23/45	36,067	37,783
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,000	16,743
	Children's Hospital Medical Center Ohio
	GO	4.268%	5/15/44	500	486
	City of Hope	5.623%	11/15/43	2,000	2,275
	Colgate-Palmolive Co.	3.700%	8/1/47	20,240	18,322
	CVS Health Corp.	4.780%	3/25/38	15,070	14,445
	CVS Health Corp.	5.050%	3/25/48	29,075	28,339
	DaVita Inc.	5.125%	7/15/24	250	239
	Dignity Health California GO	4.500%	11/1/42	21,483	19,612
	Dignity Health California GO	5.267%	11/1/64	9,240	8,858
	Eli Lilly & Co.	3.700%	3/1/45	27,130	24,676
	Gilead Sciences Inc.	4.600%	9/1/35	24,025	23,594
	Gilead Sciences Inc.	4.000%	9/1/36	35,000	31,922
	Gilead Sciences Inc.	5.650%	12/1/41	12,977	14,114
	Gilead Sciences Inc.	4.800%	4/1/44	19,560	19,040
	Gilead Sciences Inc.	4.500%	2/1/45	25,930	24,133
	Gilead Sciences Inc.	4.750%	3/1/46	24,655	23,757
	Gilead Sciences Inc.	4.150%	3/1/47	42,055	37,217
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	41,765	41,751
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,000	16,707
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,680	47,028
	HCA Inc.	5.375%	9/1/26	1,481	1,466
	HCA Inc.	5.625%	9/1/28	494	489
10	Hologic Inc.	4.625%	2/1/28	650	594
	Johnson & Johnson	3.550%	3/1/36	47,310	43,684
	Johnson & Johnson	3.625%	3/3/37	40,815	37,658
	Johnson & Johnson	3.400%	1/15/38	43,125	38,736
	Johnson & Johnson	4.500%	12/5/43	5,725	5,868
	Johnson & Johnson	3.700%	3/1/46	21,545	19,524
	Johnson & Johnson	3.750%	3/3/47	10,000	9,141
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,365	13,207
	Kaiser Foundation Hospitals	4.150%	5/1/47	23,225	22,158
	Kimberly-Clark Corp.	6.625%	8/1/37	4,800	6,114
	Kimberly-Clark Corp.	3.200%	7/30/46	4,700	3,870
4	Mayo Clinic	3.774%	11/15/43	12,595	11,668
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,000	8,065
	Medtronic Inc.	4.375%	3/15/35	37,479	37,302
	Medtronic Inc.	6.500%	3/15/39	21,200	26,470
	Medtronic Inc.	5.550%	3/15/40	4,600	5,200
	Medtronic Inc.	4.500%	3/15/42	9,000	8,915
	Medtronic Inc.	4.625%	3/15/44	2,000	2,006

	Medtronic Inc.	4.625%	3/15/45	89,925	91,152
	Memorial Sloan-Kettering Cancer Center
	New York GO	5.000%	7/1/42	13,405	14,714
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.125%	7/1/52	355	335
	Merck & Co. Inc.	3.600%	9/15/42	4,900	4,435
	Merck & Co. Inc.	4.150%	5/18/43	6,880	6,709
	Merck & Co. Inc.	3.700%	2/10/45	77,020	70,061
10	Nestle Holdings Inc.	3.900%	9/24/38	35,225	33,288
10	Nestle Holdings Inc.	4.000%	9/24/48	27,300	25,594
	New York & Presbyterian Hospital	4.024%	8/1/45	19,585	18,387
	New York & Presbyterian Hospital	4.063%	8/1/56	3,000	2,791
	New York & Presbyterian Hospital	4.763%	8/1/16	10,000	9,481
	North Shore-Long Island Jewish Health
	Care Inc. Revenue	4.800%	11/1/42	1,100	1,075
	Northwell Healthcare Inc.	3.979%	11/1/46	2,000	1,772
	Northwell Healthcare Inc.	4.260%	11/1/47	3,340	3,045
	Novartis Capital Corp.	4.400%	5/6/44	24,840	25,240
	NYU Hospitals Center	4.784%	7/1/44	2,000	2,069
	PeaceHealth Obligated Group	4.787%	11/15/48	5,000	5,005
	PepsiCo Inc.	4.000%	3/5/42	14,537	13,682
	PepsiCo Inc.	3.600%	8/13/42	1,000	883
	PepsiCo Inc.	4.450%	4/14/46	25,000	25,136
	PepsiCo Inc.	3.450%	10/6/46	31,275	26,634
	PepsiCo Inc.	4.000%	5/2/47	22,185	20,870
	Pfizer Inc.	4.100%	9/15/38	34,780	33,470
	Pfizer Inc.	7.200%	3/15/39	34,912	47,136
	Pfizer Inc.	4.300%	6/15/43	7,780	7,566
	Pfizer Inc.	4.400%	5/15/44	8,615	8,491
	Pfizer Inc.	4.125%	12/15/46	12,650	12,081
	Pfizer Inc.	4.200%	9/15/48	33,175	31,834
	Philip Morris International Inc.	6.375%	5/16/38	34,215	39,621
	Philip Morris International Inc.	4.500%	3/20/42	5,000	4,632
	Philip Morris International Inc.	3.875%	8/21/42	10,120	8,622
	Philip Morris International Inc.	4.125%	3/4/43	20,170	17,832
	Philip Morris International Inc.	4.875%	11/15/43	22,455	21,871
	Philip Morris International Inc.	4.250%	11/10/44	37,135	33,459
	Procter & Gamble Co.	3.500%	10/25/47	36,505	32,665
4	Providence St. Joseph Health Obligated
	Group	3.744%	10/1/47	5,675	5,009
4	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	6,985	6,265
10	Resideo Funding Inc.	6.125%	11/1/26	350	354
10	SC Johnson & Son Inc.	4.000%	5/15/43	21,645	19,879
	Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,000	1,051
	Wyeth LLC	6.500%	2/1/34	1,310	1,593
	Wyeth LLC	6.000%	2/15/36	4,392	5,168
	Wyeth LLC	5.950%	4/1/37	67,685	79,269

	Energy (3.7%)
4,10	AI Candelaria Spain SLU	7.500%	12/15/28	2,000	1,965
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.200%	12/1/47	4,145	3,834
	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	4.080%	12/15/47	13,479	11,280
	Buckeye Partners LP	4.125%	12/1/27	600	548
	Buckeye Partners LP	5.600%	10/15/44	1,458	1,273

	ConocoPhillips	7.000%	3/30/29	9,550	11,421
	ConocoPhillips	5.900%	10/15/32	1,400	1,622
	ConocoPhillips	5.900%	5/15/38	1,000	1,165
	ConocoPhillips	6.500%	2/1/39	62,316	78,381
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,749
	ConocoPhillips Co.	4.300%	11/15/44	13,830	13,514
	ConocoPhillips Co.	5.950%	3/15/46	24,800	30,023
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,575	1,552
	Energy Transfer LP	5.500%	6/1/27	1,817	1,844
	Energy Transfer Partners LP	6.050%	6/1/41	780	766
	Energy Transfer Partners LP	5.300%	4/15/47	2,320	2,094
	Energy Transfer Partners LP	6.000%	6/15/48	1,910	1,887
10	Eni SPA	4.750%	9/12/28	8,150	7,833
	Exxon Mobil Corp.	3.567%	3/6/45	12,625	11,155
	Exxon Mobil Corp.	4.114%	3/1/46	45,770	44,214
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	65	60
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	165	151
	Kinder Morgan Inc.	7.750%	1/15/32	395	486
	Occidental Petroleum Corp.	4.400%	4/15/46	22,385	21,533
	Petro-Canada	6.800%	5/15/38	19,388	23,409
	Shell International Finance BV	4.125%	5/11/35	30,515	29,644
	Shell International Finance BV	6.375%	12/15/38	4,300	5,360
	Shell International Finance BV	5.500%	3/25/40	13,990	15,880
	Shell International Finance BV	4.550%	8/12/43	18,195	18,358
	Shell International Finance BV	4.375%	5/11/45	46,905	45,937
	Shell International Finance BV	4.000%	5/10/46	45,240	41,562
	Shell International Finance BV	3.750%	9/12/46	47,765	42,320
10	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	397	393
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	195	237
	TransCanada PipeLines Ltd.	4.625%	3/1/34	25,000	24,031
	TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	6,297
	TransCanada PipeLines Ltd.	7.625%	1/15/39	37,230	47,613
	TransCanada PipeLines Ltd.	6.100%	6/1/40	16,675	18,471
	TransCanada PipeLines Ltd.	5.000%	10/16/43	8,000	7,800
	TransCanada PipeLines Ltd.	4.875%	5/15/48	6,000	5,799
	TransCanada PipeLines Ltd.	5.100%	3/15/49	13,980	14,004
	Western Gas Partners LP	5.500%	8/15/48	170	152

	Other Industrial (0.3%)
12	Aroundtown SA	1.875%	1/19/26	400	438
4	Massachusetts Institute of Technology
	GO	3.959%	7/1/38	25,200	24,306
	Massachusetts Institute of Technology
	GO	5.600%	7/1/11	1,100	1,328
	Massachusetts Institute of Technology
	GO	3.885%	7/1/16	18,335	15,533
10	President & Fellows of Harvard College
	Massachusetts GO	6.500%	1/15/39	3,865	5,102

	Technology (8.6%)
	Apple Inc.	4.500%	2/23/36	15,000	15,576
	Apple Inc.	3.850%	5/4/43	38,205	35,314
	Apple Inc.	3.450%	2/9/45	38,360	33,009
	Apple Inc.	4.375%	5/13/45	45,875	45,657
	Apple Inc.	4.650%	2/23/46	71,062	73,687
	Apple Inc.	3.850%	8/4/46	42,559	38,856

	Apple Inc.	4.250%	2/9/47	39,230	38,185
	Apple Inc.	3.750%	11/13/47	26,145	23,431
	Applied Materials Inc.	5.100%	10/1/35	100	106
	Applied Materials Inc.	5.850%	6/15/41	1,695	1,952
	Applied Materials Inc.	4.350%	4/1/47	10,215	9,567
	Cisco Systems Inc.	5.900%	2/15/39	46,695	56,412
	Cisco Systems Inc.	5.500%	1/15/40	11,338	13,122
12	DXC Technology Co.	1.750%	1/15/26	710	790
	Intel Corp.	4.800%	10/1/41	1,000	1,050
	Intel Corp.	4.100%	5/19/46	18,330	17,467
	Intel Corp.	4.100%	5/11/47	30,360	28,858
	Intel Corp.	3.734%	12/8/47	65,779	58,536
	International Business Machines Corp.	4.000%	6/20/42	2,200	2,009
	Microsoft Corp.	3.500%	2/12/35	7,835	7,302
	Microsoft Corp.	3.450%	8/8/36	32,325	29,747
	Microsoft Corp.	4.100%	2/6/37	46,065	46,207
	Microsoft Corp.	4.500%	10/1/40	1,900	1,974
	Microsoft Corp.	5.300%	2/8/41	1,500	1,724
	Microsoft Corp.	3.500%	11/15/42	1,750	1,564
	Microsoft Corp.	3.750%	5/1/43	10,000	9,264
	Microsoft Corp.	4.875%	12/15/43	500	544
	Microsoft Corp.	3.750%	2/12/45	74,350	68,992
	Microsoft Corp.	4.450%	11/3/45	70,670	73,095
	Microsoft Corp.	3.700%	8/8/46	76,005	69,977
	Microsoft Corp.	4.250%	2/6/47	66,743	67,118
	Microsoft Corp.	4.000%	2/12/55	10,075	9,477
	Microsoft Corp.	4.750%	11/3/55	50,365	54,196
	Microsoft Corp.	3.950%	8/8/56	46,076	42,950
	Microsoft Corp.	4.500%	2/6/57	4,900	5,050
	Oracle Corp.	3.900%	5/15/35	2,100	1,969
	Oracle Corp.	3.850%	7/15/36	5,250	4,863
	Oracle Corp.	6.500%	4/15/38	54,400	67,307
	Oracle Corp.	6.125%	7/8/39	12,129	14,479
	Oracle Corp.	5.375%	7/15/40	59,740	65,843
	Oracle Corp.	4.125%	5/15/45	23,450	21,532
	Oracle Corp.	4.000%	7/15/46	74,945	67,662
	Oracle Corp.	4.000%	11/15/47	35,795	32,343
	Oracle Corp.	4.375%	5/15/55	25,000	23,441
	QUALCOMM Inc.	4.650%	5/20/35	7,950	7,833
	QUALCOMM Inc.	4.800%	5/20/45	500	481
	QUALCOMM Inc.	4.300%	5/20/47	23,245	20,885
10	Tencent Holdings Ltd.	3.595%	1/19/28	26,555	24,331
10	Tencent Holdings Ltd.	3.925%	1/19/38	35,410	30,851
10	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	950	897
	Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,018
	Western Digital Corp.	4.750%	2/15/26	700	647

	Transportation (2.0%)
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	3,728	4,984
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	17,319
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,000	6,366
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,391
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	24,471
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	40,225
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	11,037
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,153
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	24,560	25,698

	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	43,154
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	11,691
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	6,622
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	11,184
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,265	3,016
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	12,000	11,312
	Canadian National Railway Co.	3.650%	2/3/48	32,000	28,219
	Canadian National Railway Co.	4.450%	1/20/49	14,855	14,853
	Union Pacific Corp.	4.375%	11/15/65	24,205	21,244
	Union Pacific Corp.	4.100%	9/15/67	15,550	12,840
	United Parcel Service Inc.	6.200%	1/15/38	14,700	17,784
	United Parcel Service Inc.	4.875%	11/15/40	2,700	2,810
	United Parcel Service Inc.	3.625%	10/1/42	5,820	5,103
					7,041,076
Utilities (14.5%)
	Electric (14.2%)
	AEP Texas Inc.	3.800%	10/1/47	2,455	2,154
	AEP Transmission Co. LLC	4.000%	12/1/46	2,615	2,411
	AEP Transmission Co. LLC	3.750%	12/1/47	33,965	29,910
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	5,335
	Alabama Power Co.	6.000%	3/1/39	14,740	17,080
	Alabama Power Co.	5.500%	3/15/41	26,943	30,142
	Alabama Power Co.	5.200%	6/1/41	15,000	15,692
	Alabama Power Co.	3.750%	3/1/45	22,325	19,597
	Alabama Power Co.	4.300%	7/15/48	5,285	5,080
	Ameren Illinois Co.	3.700%	12/1/47	10,000	8,859
	Appalachian Power Co.	6.700%	8/15/37	35,900	43,528
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,489
	Baltimore Gas & Electric Co.	4.250%	9/15/48	26,475	25,063
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	17,587	20,801
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,464
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	27,000	28,639
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	42,320
10	Berkshire Hathaway Energy Co.	4.450%	1/15/49	11,150	10,756
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	14,175	12,427
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	12,260	12,463
	Commonwealth Edison Co.	3.700%	8/15/28	10,465	10,280
	Commonwealth Edison Co.	5.900%	3/15/36	2,450	2,834
	Commonwealth Edison Co.	3.800%	10/1/42	20,805	18,881
	Commonwealth Edison Co.	4.600%	8/15/43	14,274	14,505
	Commonwealth Edison Co.	4.700%	1/15/44	15,955	16,454
	Commonwealth Edison Co.	3.700%	3/1/45	13,990	12,470
	Commonwealth Edison Co.	4.350%	11/15/45	10,060	9,870
	Commonwealth Edison Co.	3.650%	6/15/46	11,611	10,174
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	8,164
	Connecticut Light & Power Co.	6.350%	6/1/36	14,435	17,557
	Connecticut Light & Power Co.	4.300%	4/15/44	940	921
	Connecticut Light & Power Co.	4.150%	6/1/45	8,445	8,127
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	789
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	11,482
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	12,632
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	16,412
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,729	9,781
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	9,109
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,688	10,166
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	9,595	8,780
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	49,220	48,483

	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,995	5,949
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	16,187
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	13,000	12,336
	Consumers Energy Co.	4.100%	11/15/45	1,500	1,407
	DTE Electric Co.	6.625%	6/1/36	860	1,057
	Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	9,930
	Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	60,196
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,480	9,291
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	15,642
	Duke Energy Carolinas LLC	4.000%	9/30/42	41,047	38,225
	Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,117
	Duke Energy Florida LLC	6.350%	9/15/37	800	972
	Duke Energy Florida LLC	5.650%	4/1/40	11,860	13,631
	Duke Energy Florida LLC	3.400%	10/1/46	11,850	9,921
	Duke Energy Indiana LLC	6.120%	10/15/35	5,723	6,643
	Duke Energy Indiana LLC	6.350%	8/15/38	818	1,013
	Duke Energy Indiana LLC	6.450%	4/1/39	10,485	13,082
	Duke Energy Indiana LLC	4.200%	3/15/42	14,700	13,861
	Duke Energy Indiana LLC	4.900%	7/15/43	28,610	30,344
	Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	8,618
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,114
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	21,818
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	28,297
	Duke Energy Progress LLC	4.200%	8/15/45	19,865	18,999
	Duke Energy Progress LLC	3.700%	10/15/46	27,000	23,658
	Entergy Louisiana LLC	3.120%	9/1/27	340	317
	Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,091
	Florida Power & Light Co.	5.960%	4/1/39	16,060	19,263
	Florida Power & Light Co.	5.690%	3/1/40	700	825
	Florida Power & Light Co.	5.250%	2/1/41	21,212	23,589
	Florida Power & Light Co.	4.125%	2/1/42	9,000	8,742
	Florida Power & Light Co.	3.800%	12/15/42	22,370	20,477
	Florida Power & Light Co.	3.700%	12/1/47	10,745	9,633
	Florida Power & Light Co.	3.950%	3/1/48	2,000	1,856
	Georgia Power Co.	4.750%	9/1/40	26,470	25,592
	Georgia Power Co.	4.300%	3/15/42	8,854	8,107
4	John Sevier Combined Cycle Generation
	LLC	4.626%	1/15/42	21,501	22,256
	Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,102
	Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,004
10	Massachusetts Electric Co.	4.004%	8/15/46	10,890	9,876
	MidAmerican Energy Co.	5.800%	10/15/36	500	581
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	28,918
	MidAmerican Energy Co.	4.250%	5/1/46	21,395	20,717
10	Monongahela Power Co.	5.400%	12/15/43	15,640	17,514
	National Rural Utilities Cooperative
	Finance Corp.	8.000%	3/1/32	2,725	3,716
	National Rural Utilities Cooperative
	Finance Corp.	4.023%	11/1/32	30,641	30,491
	Nevada Power Co.	6.650%	4/1/36	5,830	7,347
	Nevada Power Co.	5.375%	9/15/40	18,230	19,688
	Nevada Power Co.	5.450%	5/15/41	25,120	27,386
	Northern States Power Co.	6.200%	7/1/37	27,900	33,888
	Northern States Power Co.	5.350%	11/1/39	800	893
	Northern States Power Co.	3.600%	9/15/47	9,675	8,501
	Northern States Power Co.	4.200%	9/1/48	12,250	11,632
	Oglethorpe Power Corp.	4.200%	12/1/42	23,677	20,978

Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	476
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,300	1,693
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,500	2,045
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,500	1,673
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	11,755	12,059
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	28,000	25,537
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,425	15,050
Pacific Gas & Electric Co.	6.050%	3/1/34	7,765	8,256
Pacific Gas & Electric Co.	6.350%	2/15/38	800	868
Pacific Gas & Electric Co.	6.250%	3/1/39	32,520	35,018
Pacific Gas & Electric Co.	5.400%	1/15/40	20,250	20,019
Pacific Gas & Electric Co.	4.500%	12/15/41	4,235	3,724
Pacific Gas & Electric Co.	4.250%	3/15/46	4,346	3,669
Pacific Gas & Electric Co.	4.000%	12/1/46	11,095	9,026
PacifiCorp	5.250%	6/15/35	1,301	1,414
PacifiCorp	6.100%	8/1/36	15,000	17,831
PacifiCorp	6.250%	10/15/37	7,815	9,512
PacifiCorp	6.350%	7/15/38	36,000	44,311
PacifiCorp	6.000%	1/15/39	32,296	38,915
PacifiCorp	4.100%	2/1/42	22,570	21,460
PacifiCorp	4.125%	1/15/49	4,000	3,798
PECO Energy Co.	4.800%	10/15/43	15,530	15,986
PECO Energy Co.	3.700%	9/15/47	15,500	13,710
PECO Energy Co.	3.900%	3/1/48	24,350	22,357
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,506
Potomac Electric Power Co.	7.900%	12/15/38	150	209
Potomac Electric Power Co.	4.150%	3/15/43	15,575	14,771
PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	12,467
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	13,429
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,342
PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	11,588
Public Service Co. of Colorado	3.600%	9/15/42	15,055	13,366
Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	18,846
Puget Sound Energy Inc.	5.483%	6/1/35	200	223
Puget Sound Energy Inc.	6.274%	3/15/37	500	603
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,270
Puget Sound Energy Inc.	5.795%	3/15/40	18,130	21,356
Puget Sound Energy Inc.	5.764%	7/15/40	1,100	1,293
Puget Sound Energy Inc.	5.638%	4/15/41	1,150	1,312
Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,404
Puget Sound Energy Inc.	4.300%	5/20/45	400	392
Puget Sound Energy Inc.	4.223%	6/15/48	29,820	28,573
San Diego Gas & Electric Co.	3.950%	11/15/41	3,400	3,074
San Diego Gas & Electric Co.	4.150%	5/15/48	2,500	2,343
South Carolina Electric & Gas Co.	6.625%	2/1/32	31,527	36,214
South Carolina Electric & Gas Co.	6.050%	1/15/38	11,775	13,086
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	16,764
Southern California Edison Co.	6.000%	1/15/34	19,684	22,531
Southern California Edison Co.	5.550%	1/15/37	3,473	3,835
Southern California Edison Co.	5.950%	2/1/38	18,190	20,746
Southern California Edison Co.	6.050%	3/15/39	845	978
Southern California Edison Co.	4.500%	9/1/40	12,000	11,737
Southern California Edison Co.	3.900%	12/1/41	8,160	7,193
Southern California Edison Co.	4.050%	3/15/42	800	734
Southern California Edison Co.	3.900%	3/15/43	19,427	17,443
Southern California Edison Co.	4.650%	10/1/43	27,150	27,026
Southern California Edison Co.	4.000%	4/1/47	2,349	2,144

	Southern California Edison Co.	4.125%	3/1/48	45,501	42,113
	Southwestern Public Service Co.	4.500%	8/15/41	24,055	24,153
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	17,989
	Tampa Electric Co.	6.150%	5/15/37	32,050	36,132
	Union Electric Co.	4.000%	4/1/48	20,250	18,923
	Virginia Electric & Power Co.	6.000%	5/15/37	57,330	67,181
	Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,412
	Virginia Electric & Power Co.	4.450%	2/15/44	12,490	12,267
	Virginia Electric & Power Co.	4.000%	11/15/46	8,725	8,033
	Virginia Electric & Power Co.	3.800%	9/15/47	29,319	25,843
	Westar Energy Inc.	4.125%	3/1/42	1,175	1,135
	Westar Energy Inc.	4.625%	9/1/43	1,300	1,301
	Wisconsin Electric Power Co.	5.625%	5/15/33	550	622

	Natural Gas (0.3%)
	Atmos Energy Corp.	4.150%	1/15/43	1,500	1,423
10	KeySpan Gas East Corp.	5.819%	4/1/41	4,035	4,645
	Southern California Gas Co.	5.125%	11/15/40	1,922	2,069
	Southern California Gas Co.	4.125%	6/1/48	30,835	29,296
	Southern California Gas Co.	4.300%	1/15/49	14,075	13,843
	Southwest Gas Corp.	3.800%	9/29/46	3,115	2,729

	Other Utility (0.0%)
	American Water Capital Corp.	6.593%	10/15/37	1,000	1,230
	American Water Capital Corp.	3.750%	9/1/47	2,290	2,007
					2,322,920
Total Corporate Bonds (Cost $12,694,479)					12,362,227
Sovereign Bonds (1.6%)
	Argentine Republic	6.875%	1/26/27	2,690	2,230
	Bermuda	4.854%	2/6/24	1,280	1,313
4	Bermuda	3.717%	1/25/27	4,420	4,164
10	CDP Financial Inc.	5.600%	11/25/39	1,500	1,806
10	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	700	805
	Emirate of Abu Dhabi	3.125%	10/11/27	800	742
10	Emirate of Abu Dhabi	4.125%	10/11/47	36,080	33,357
4,10	Empresa Nacional del Petroleo	5.250%	11/6/29	4,200	4,169
10	Empresa Nacional del Petroleo	4.500%	9/14/47	600	509
	Equinor ASA	4.250%	11/23/41	7,615	7,344
	Equinor ASA	3.950%	5/15/43	43,680	40,444
	Equinor ASA	4.800%	11/8/43	15,930	16,793
	Export-Import Bank of China	3.375%	3/14/27	265	247
10	Export-Import Bank of India	3.875%	2/1/28	960	881
	Federative Republic of Brazil	5.000%	1/27/45	780	651
	Industrial & Commercial Bank of China
	Ltd.	3.538%	11/8/27	430	401
10	Kingdom of Saudi Arabia	5.000%	4/17/49	12,410	11,924
	Kingdom of Saudi Arabia	5.000%	4/17/49	1,300	1,249
10	Perusahaan Listrik Negara PT	6.250%	1/25/49	450	442
	Petrobras Global Finance BV	7.375%	1/17/27	1,600	1,660
	Petroleos Mexicanos	6.875%	8/4/26	2,250	2,244
	Petroleos Mexicanos	6.500%	3/13/27	2,520	2,442
10	Petroleos Mexicanos	6.500%	1/23/29	5,300	5,091
	Petroleos Mexicanos	5.625%	1/23/46	500	389
	Province of Quebec	7.500%	9/15/29	9,000	12,096
	Republic of Chile	3.860%	6/21/47	30,035	27,140
	Republic of Colombia	10.375%	1/28/33	1,330	1,976

4	Republic of Colombia	5.000%	6/15/45	1,400	1,325
12	Republic of Cote d'Ivoire	6.625%	3/22/48	500	505
12	Republic of Croatia	3.000%	3/20/27	300	355
4	Republic of Panama	4.500%	4/16/50	380	351
	Sinopec Group Overseas Development
	2014 Ltd.	4.375%	4/10/24	4,880	4,920
10	Sinopec Group Overseas Development
	2018 Ltd.	4.250%	9/12/28	3,467	3,413
	State of Israel	2.875%	3/16/26	155	146
	State of Israel	3.250%	1/17/28	8,075	7,678
	State of Israel	4.500%	1/30/43	6,300	6,264
10	State of Qatar	5.103%	4/23/48	43,800	44,565
	Ukraine	8.994%	2/1/24	640	636
	Ukraine	9.750%	11/1/28	600	592
14	United Mexican States	10.000%	12/5/24	8,000	415
Total Sovereign Bonds (Cost $262,565)					253,674
Taxable Municipal Bonds (10.4%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	1,000	985
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,902
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.270%	2/15/50	45,510	53,961
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.793%	4/1/30	1,800	2,090
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.918%	4/1/40	28,885	37,637
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	24,320	32,164
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	1,400	1,957
	California GO	4.500%	4/1/33	9,605	9,856
	California GO	7.500%	4/1/34	25,400	34,608
	California GO	4.600%	4/1/38	36,410	37,001
	California GO	7.550%	4/1/39	36,120	51,291
	California GO	7.300%	10/1/39	75,945	103,197
	California GO	7.350%	11/1/39	200	273
	California GO	7.625%	3/1/40	3,100	4,393
	California GO	7.600%	11/1/40	55,940	80,757
	California Public Works Board Lease
	Revenue (Various Capital Projects)	8.361%	10/1/34	1,200	1,711
	Chicago IL Board of Education GO	6.319%	11/1/29	3,900	3,785
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	15,440	19,452
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	1,080	1,282
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	10,115	12,637
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	31,590	39,465
	Clark County NV Airport System Revenue	6.820%	7/1/45	5,700	7,854

15	Commonwealth Financing Authority
	Pennsylvania Revenue	5.197%	6/1/26	9,515	10,207
	Commonwealth Financing Authority
	Pennsylvania Revenue	3.864%	6/1/38	19,285	18,080
	Commonwealth Financing Authority
	Pennsylvania Revenue	4.144%	6/1/38	17,060	16,610
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	251
	District of Columbia Water & Sewer
	Authority Public Utility Revenue	4.814%	10/1/14	2,000	2,087
	Duke University North Carolina Revenue	5.850%	4/1/37	30,450	37,359
	George Washington University District of
	Columbia GO	4.300%	9/15/44	3,000	2,960
	Georgia Municipal Electric Power
	Authority Revenue	6.637%	4/1/57	46,827	50,678
	Georgia Municipal Electric Power
	Authority Revenue	6.655%	4/1/57	1,996	2,312
	Grand Parkway Transportation Corp.
	Texas System Toll Revenue	5.184%	10/1/42	1,500	1,669
	Houston TX GO	6.290%	3/1/32	12,140	13,949
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	17,330	20,930
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	2,500	2,578
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	22,745	23,781
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	400	477
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	1,200	1,423
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	29,305	39,210
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,900	2,585
	Los Angeles CA Unified School District
	GO	5.755%	7/1/29	2,000	2,273
	Los Angeles CA Unified School District
	GO	5.750%	7/1/34	900	1,037
	Los Angeles CA Unified School District
	GO	6.758%	7/1/34	44,085	55,558
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,100	17,619
16	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	9,660	11,613
	New Jersey Turnpike Authority Revenue	3.729%	1/1/36	6,750	6,208
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	19,432	27,088
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	43,803	59,208
	New York City NY Municipal Water
	Finance Authority Water & Sewer
	System Revenue	5.724%	6/15/42	12,780	15,398
	New York City NY Municipal Water
	Finance Authority Water & Sewer
	System Revenue	5.952%	6/15/42	18,210	22,700
	New York City NY Municipal Water
	Finance Authority Water & Sewer
	System Revenue	6.011%	6/15/42	6,980	8,706

	New York City NY Municipal Water
	Finance Authority Water & Sewer
	System Revenue	6.282%	6/15/42	700	738
	New York City NY Municipal Water
	Finance Authority Water & Sewer
	System Revenue	5.882%	6/15/44	32,580	40,599
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	3.140%	8/1/28	8,600	8,002
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	3.240%	8/1/29	12,635	11,668
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	3.430%	8/1/30	14,540	13,603
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	5.508%	8/1/37	2,875	3,312
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax
	Fund)	7.336%	11/15/39	63,315	88,586
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax
	Fund)	6.089%	11/15/40	4,810	5,824
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.289%	3/15/33	7,325	8,167
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	15,975	18,233
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.600%	3/15/40	200	233
	New York State GO	5.590%	3/1/35	1,000	1,171
	New York State Urban Development Corp.	3.370%	3/15/30	19,175	18,029
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	25,471	35,007
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	13,512
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	20,195	20,573
17	Oregon School Boards Association GO	4.759%	6/30/28	1,000	1,056
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	17,495	20,604
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	10,250	12,123
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	21,245	25,126
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	8,525	9,099
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	27,213
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	35,940	35,462
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	17,450	14,886
	Sacramento CA Municipal Utility District
	Revenue	6.156%	5/15/36	905	1,087
	Sales Tax Securitization Corp. Illinois
	Revenue	3.587%	1/1/43	36,925	32,249
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	10,450	13,009
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	13,370	13,969

	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	800	861
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	1,400	1,928
	Sonoma County CA Pension Obligation
	Revenue	6.000%	12/1/29	500	562
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	25,770	33,021
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	8,465	10,847
	University of California Revenue	4.601%	5/15/31	1,100	1,157
	University of California Revenue	5.770%	5/15/43	500	585
	University of California Revenue	3.931%	5/15/45	17,840	16,826
	University of California Revenue	4.858%	5/15/12	31,025	30,269
	University of California Revenue	4.767%	5/15/15	14,875	14,158
	University of North Carolina University
	System Revenue	3.327%	12/1/36	9,715	8,764
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	11,500	13,218
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	8,915	9,677
	Washington GO	5.481%	8/1/39	900	1,049
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,500	3,364
15	Wisconsin GO	5.700%	5/1/26	2,300	2,515
Total Taxable Municipal Bonds (Cost $1,502,999)					1,654,753

				Shares
Temporary Cash Investments (2.6%)
Money Market Fund (1.1%)
18	Vanguard Market Liquidity Fund	2.308%		1,788,291	178,829

				Face
				Amount
				($000)
Repurchase Agreements (1.5%)
	Bank of America Securities, LLC
	(Dated 10/31/18, Repurchase Value
	$24,101,000, collateralized by
	Government National Mortgage Assn.
	4.500%, 9/20/48, with a value of
	$24,582,000)	2.210%	11/1/18	24,100	24,100
	Bank of Montreal
	(Dated 10/31/18, Repurchase Value
	$15,101,000, collateralized by U.S.
	Treasury Bill 0.000%, 11/1/18 and U.S.
	Treasury Note/Bond 1.000%-2.750%,
	11/30/18-4/30/23, with a value of
	$15,402,000)	2.180%	11/1/18	15,100	15,100
	Barclays Capital Inc.
	(Dated 10/31/18, Repurchase Value
	$79,105,000, collateralized by U.S.
	Treasury Note/Bond 2.750%-3.000%,
	2/15/47-8/15/47, with a value of
	$80,682,000)	2.190%	11/1/18	79,100	79,100

Citigroup Global Markets Inc.
(Dated 10/31/18, Repurchase Value
$29,902,000, collateralized by U.S.
Treasury Bill 0.000%, 3/7/19-10/10/19,
with a value of $30,498,000)		2.200%	11/1/18	29,900	29,900
RBC Capital Markets LLC
(Dated 10/31/18, Repurchase Value
$22,701,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
8/1/48-10/1/48, Federal National
Mortgage Assn. 2.350%-4.716%,
3/1/21-6/1/47, and Government
National Mortgage Assn. 2.500%-
6.500%, 3/15/28-11/20/47, with a value
of $23,154,000)		2.190%	11/1/18	22,700	22,700
Wells Fargo & Co.
(Dated 10/31/18, Repurchase Value
$75,005,000, collateralized by Federal
Home Loan Mortgage Corp. 3.768%,
6/1/48 and Federal National Mortgage
Assn. 2.909%-5.500%, 2/1/25-10/1/48,
with a value of $76,500,000)		2.210%	11/1/18	75,000	75,000
					245,900
Total Temporary Cash Investments (Cost $424,726)					424,729
				Notional
Expiration		Exercise		Amount
	Date	Price	Contracts	($000)
Options Purchased (0.0%)
Exchange-Traded Options
Put Options
10-Year U.S. Treasury Note Futures Contracts	11/23/18	USD 117.00	28	3,276	2
10-Year U.S. Treasury Note Futures Contracts	11/23/18	USD 117.50	42	4,935	7
Total Options Purchased (Cost $10)					9
Total Investments (99.5%) (Cost $16,131,035)					15,895,698
Other Assets and Liabilities-Net (0.5%)					75,281
Net Assets (100%)					15,970,979

1 Securities with a value of $7,841,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $41,750,000 have been segregated as initial margin for open cleared swap contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
7 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
8 Inverse floating rate Interest-only security whose interest rate is derived by subtracting 1-month USD LIBOR from a cap.
9 Interest-only security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $712,875,000, representing 4.5% of net assets.
11 Face amount denominated in British pounds.

12 Face amount denominated in euro.
13 Scheduled principal and interest payments are guaranteed by bank letter of credit.
14 Face amount denominated in Mexican peso.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration	Exercise		Amount	Value
	Date	Price	Contracts	($000)	($000)

Exchange-Traded Options

Call Options

10-Year U.S. Treasury Note Futures Contract	11/23/18	USD 117.50	14	1,645	(15)
10-Year U.S. Treasury Note Futures Contract	11/23/18	USD 118.00	28	3,304	(21)
10-Year U.S. Treasury Note Futures Contract	11/23/18	USD 118.50	42	4,977	(19)
10-Year U.S. Treasury Note Futures Contract	11/23/18	USD 119.00	56	6,664	(15)

					(70)

Put Options

10-Year U.S. Treasury Note Futures Contract	11/23/18	USD 118.00	56	6,608	(17)
10-Year U.S. Treasury Note Futures Contract	11/23/18	USD 118.50	42	4,977	(22)
10-Year U.S. Treasury Note Futures Contract	11/23/18	USD 119.00	56	6,664	(46)

					(85)

					(155)

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
Counterparty		Date	Rate	($000)

OTC Credit Default Swaptions

Call Options
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	CSFBI	11/21/18	62.50%	3,320	(1)
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	DBAG	11/21/18	62.50%	3,335	(1)
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	JPMC	11/21/18	67.50%	3,295	(3)
					(5)

Put Options
CDX-NA-IG-S31-V1, Pays 1.00% Quarterly	CSFBI	11/21/18	62.50%	3,320	(11)
CDX-NA-IG-S31-V1, Pays 1.00% Quarterly	DBAG	11/21/18	62.50%	3,335	(11)
CDX-NA-IG-S31-V1, Pays 1.00% Quarterly	JPMC	11/21/18	67.50%	3,295	(5)
					(27)
					(32)
Total Options Written					(187)

Futures Contracts

						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration Contracts		Amount (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond			December 2018	1,181	176,227	(4,412)
30-Year U.S. Treasury Bond			December 2018	1,040	143,650	(360)
Ultra 10-Year U.S. Treasury Note			December 2018	363	45,415	(125)
5-Year U.S. Treasury Note			December 2018	165	18,543	12
Euro-Bund			December 2018	34	6,172	1
10-Year U.S. Treasury Note			December 2018	32	3,790	(17)
2-Year U.S. Treasury Note			December 2018	10	2,107	—
						(4,901)

Short Futures Contracts
5-Year U.S. Treasury Note			December 2018	(401)	(45,066)	143
30-Year U.S. Treasury Bond			December 2018	(297)	(41,023)	202
10-Year U.S. Treasury Note			December 2018	(167)	(19,779)	234
2-Year U.S. Treasury Note			December 2018	(49)	(10,322)	32
Euro-Buxl			December 2018	(45)	(9,017)	(57)
Long Gilt			December 2018	(6)	(939)	(9)
Euro-Bobl			December 2018	(4)	(596)	—
						545
						(4,356)

Forward Currency Contracts

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/19/18	EUR	3,900	USD	4,430	7
Morgan Stanley Capital
Services LLC	12/19/18	EUR	3,427	USD	3,960	(61)
Deutsche Bank AG	12/19/18	EUR	568	USD	649	(3)
Citibank, N.A.	12/19/18	GBP	227	USD	292	(1)
BNP Paribas	12/19/18	EUR	111	USD	128	(2)
Goldman Sachs Bank AG	12/19/18	EUR	100	USD	116	(2)
BNP Paribas	12/19/18	GBP	77	USD	99	—

HSBC Bank USA, N.A.	12/19/18	EUR	77	USD	88	—
Goldman Sachs Bank AG	11/15/18	AUD	7	USD	5	—
Toronto-Dominion Bank	12/19/18	USD	11,900	EUR	10,242	246
Citibank, N.A.	12/19/18	USD	7,243	EUR	6,291	85
JPMorgan Chase Bank, N.A.	12/19/18	USD	1,191	GBP	900	37
Barclays Capital	12/19/18	USD	469	MXN	9,030	29
Goldman Sachs Bank AG	12/19/18	USD	204	EUR	179	1
Morgan Stanley Capital
Services LLC	12/19/18	USD	86	EUR	75	—
Morgan Stanley Capital
Services LLC	12/19/18	USD	56	EUR	49	—
JPMorgan Chase Bank, N.A.	11/15/18	USD	47	AUD	65	1
HSBC Bank USA, N.A.	11/15/18	USD	36	AUD	50	1
						338
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps

				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)1	Value (Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S31-V1	12/20/23	USD	11,021	5.000	592	8

CDX-NA-IG-S31-V1	12/20/23	USD	1,956,700	1.000	28,967	(6,104)

iTraxx Europe-S30-V1	12/20/23	EUR	1,671	1.000	25	—
					29,584	(6,096)

Credit Protection Purchased

CDX-NA-IG-S31-V1	12/20/23	USD	5,015	(1.000)	74	—
					29,658	(6,096)

1 Periodic premium received/paid quarterly.
EUR—Euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front	Unrealized
				Premium		Premium	Appreciation
			Notional	Received		Received	(Depreciation
Reference Termination			Amount	(Paid)2	Value	(Paid))
Entity	Date Counterparty		($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	12/20/21	CITNA	6,000	1.000	105	(37)	68
Metlife
Inc./A3	12/20/21	GSI	10,000	1.000	194	(20)	174
Petroleos
Mexicanos
/Baa3	12/20/23	DBAG	2,320	1.000	(175)	139	(36)
Republic
of
Chile/Aa3	12/20/23	BOANA	2,300	1.000	49	(53)	(4)
Republic
of
Chile/Aa3	12/20/23	GSI	3,400	1.000	72	(75)	(3)
Republic
of
Indonesia/
Baa2	12/20/23	BOANA	2,000	1.000	(54)	48	(6)
Republic
of Peru/A3	12/20/23	BNPSW	480	1.000	3	(4)	—
Republic
of Peru/A3	12/20/23	BOANA	450	1.000	3	(4)	(1)
Southern
Co./Baa2	6/20/22	JPMC	3,170	1.000	54	(39)	15
United
Mexican
States/A3	12/20/23	JPMC	2,000	1.000	(42)	38	(4)
United
Mexican
States/A3	12/20/23	MSCS	2,150	1.000	(44)	18	(26)

Valeo
SA/Baa2	6/20/23	GSI	3751	1.000	(6)	—	(7)
Valeo
SA/Baa2	6/20/23	JPMC	3201	1.000	(5)	(1)	(6)
Valeo
SA/Baa2	12/20/23	BNPSW	1651	1.000	(4)	5	1
Valeo
SA/Baa2	12/20/23	GSI	2001	1.000	(5)	—	(5)
Total					145	15	160

Credit Protection Purchased

ArcelorMittal	12/20/23	CITNA	1401	(5.000)	(25)	28	3
Bank of
China Ltd.	12/20/21	BNPSW	300	(1.000)	(5)	(1)	(5)
CECONOMY
AG	6/20/22	BARC	5551	(1.000)	1	(1)	—
CECONOMY
AG	6/20/22	BARC	3901	(1.000)	—	(1)	(1)
Dominion
Energy Inc.	6/20/22	JPMC	395	(1.000)	(9)	10	1
Exelon
Corp.	6/20/22	JPMC	635	(1.000)	(5)	15	10
Exelon
Corp.	6/20/22	JPMC	395	(1.000)	—	10	9
Federative
Republic
of Brazil	12/20/25	BOANA	315	(1.000)	4	(65)	(61)
Federative
Republic
of Brazil	12/20/25	GSCM	315	(1.000)	26	(60)	(35)
LafargeHolcim
Ltd.	12/20/23	BARC	1,3001	(1.000)	27	(26)	1
LafargeHolcim
Ltd.	12/20/23	BARC	1,1151	(1.000)	23	(13)	10
LafargeHolcim
Ltd.	12/20/23	BARC	8751	(1.000)	18	(29)	(11)
LafargeHolcim
Ltd.	12/20/23	BARC	4351	(1.000)	9	(14)	(5)
Sempra
Energy	6/20/22	JPMC	635	(1.000)	(11)	15	4

Sempra
Energy	6/20/22	JPMC	395	(1.000)	(9)	9	—
Total					44	(123)	(80)
							80

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

At October 31, 2018, a counterparty had deposited in a segregated account cash of $90,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)
12/19/19	12/19/18[1]	10,945	(2.500)	0.000	54	11
12/21/20	12/19/18[1]	12,359	2.750	(0.000)	(89)	(25)
12/19/23	12/19/18[1]	3,997	2.750	(0.000)	(75)	(24)
12/19/28	12/19/18[1]	3,913	2.750	(0.000)	(107)	(37)
12/19/28	12/19/18[1]	3,556	3.000	(0.000)	(73)	(58)
12/19/33	12/19/18[1]	17,773	(3.000)	0.000	642	490

12/20/38	12/19/18[1]	30,550	3.000	(0.000)	(1,447)	(1,120)
2/15/44	12/31/18[1]	2,465	(3.151)	0.000	69	68
2/15/44	12/31/18[1]	2,380	(3.229)	0.000	33	33
12/21/48	12/19/18[1]	43,264	(3.000)	0.000	2,554	2,256
					1,561	1,594

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,194,325	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,981	—
Corporate Bonds	—	12,362,227	—
Sovereign Bonds	—	253,674	—
Taxable Municipal Bonds	—	1,654,753	—
Temporary Cash Investments	178,829	245,900	—
Option Contracts Purchased	9	—	—
Option Contracts Written	(155)	(32)	—
Futures Contracts—Assets[1]	387	—	—
Futures Contracts—Liabilities[1]	(2,487)	—	—
Forward Currency Contracts—Assets	—	407	—
Forward Currency Contracts—Liabilities	—	(69)	—
Swap Contracts—Assets	1,074[1]	296	—
Swap Contracts—Liabilities	(110)[1]	(216)	—
Total	177,547	15,717,246	—
1 Represents variation margin on the last day of the reporting period.

Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (1.1%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	7/15/28	252,707	245,912

Conventional Mortgage-Backed Securities (90.5%)
1,2	Fannie Mae Pool	2.500%	10/1/26–8/1/46	19,160	17,873
1,2	Fannie Mae Pool	2.640%	12/1/31	15,449	13,788
1,2	Fannie Mae Pool	2.690%	10/1/27	33,670	31,225
1,2	Fannie Mae Pool	2.710%	9/1/31	7,110	6,375
1,2	Fannie Mae Pool	2.720%	9/1/31	1,444	1,301
1,2	Fannie Mae Pool	2.775%	11/1/27	3,420	3,169
1,2	Fannie Mae Pool	2.870%	1/1/28	44,966	42,435
1,2	Fannie Mae Pool	2.920%	2/1/28	7,502	7,076
1,2	Fannie Mae Pool	2.940%	12/1/27–12/1/29	70,280	65,452
1,2	Fannie Mae Pool	2.950%	6/1/31	1,925	1,753
1,2	Fannie Mae Pool	2.960%	1/1/28–6/1/31	63,001	59,605
1,2	Fannie Mae Pool	2.970%	12/1/27	6,559	6,217
1,2	Fannie Mae Pool	3.000%	4/1/25–1/1/31	—	—
1,2	Fannie Mae Pool	3.030%	5/1/29–2/1/30	40,130	37,579
1,2	Fannie Mae Pool	3.050%	7/1/31	2,000	1,842
1,2	Fannie Mae Pool	3.090%	3/1/30	8,775	8,304
1,2	Fannie Mae Pool	3.100%	9/1/29–2/1/33	41,830	38,350
1,2	Fannie Mae Pool	3.110%	11/1/27–2/1/28	23,000	21,876
1,2	Fannie Mae Pool	3.160%	12/1/32–2/1/33	28,358	26,512
1,2	Fannie Mae Pool	3.170%	1/1/30	19,944	18,711
1,2	Fannie Mae Pool	3.190%	9/1/29	3,725	3,500
1,2	Fannie Mae Pool	3.210%	3/1/29–1/1/33	26,325	24,413
1,2	Fannie Mae Pool	3.220%	1/1/33	21,361	20,249
1,2	Fannie Mae Pool	3.240%	3/1/28	6,269	6,054
1,2	Fannie Mae Pool	3.250%	5/1/32	16,500	15,434
1,2	Fannie Mae Pool	3.260%	1/1/33	10,920	10,344
1,2	Fannie Mae Pool	3.270%	7/1/30	40,538	38,408
1,2	Fannie Mae Pool	3.280%	5/1/29–5/1/29	45,813	43,708
1,2	Fannie Mae Pool	3.290%	6/1/29	22,065	20,944
1,2	Fannie Mae Pool	3.320%	7/1/30	14,152	13,502
1,2	Fannie Mae Pool	3.330%	4/1/32	10,818	10,085
1,2	Fannie Mae Pool	3.350%	1/1/30–11/1/30	15,170	14,482
1,2	Fannie Mae Pool	3.370%	4/1/28	6,000	5,851
1,2	Fannie Mae Pool	3.380%	4/1/28	6,000	5,877
1,2	Fannie Mae Pool	3.410%	5/1/32–2/1/33	22,025	20,686
1,2	Fannie Mae Pool	3.420%	4/1/31	1,482	1,419
1,2	Fannie Mae Pool	3.425%	2/1/30	15,850	15,322
1,2	Fannie Mae Pool	3.430%	6/1/30	1,274	1,228
1,2	Fannie Mae Pool	3.440%	7/1/28	17,583	17,079
1,2	Fannie Mae Pool	3.460%	4/1/28–9/1/29	13,781	13,487
1,2	Fannie Mae Pool	3.490%	7/1/30	9,699	9,375
1,2	Fannie Mae Pool	3.500%	2/1/27–11/1/48	43,515	42,681
1,2	Fannie Mae Pool	3.510%	3/1/33	7,125	6,917
1,2	Fannie Mae Pool	3.540%	5/1/28–6/1/30	6,869	6,830
1,2	Fannie Mae Pool	3.550%	2/1/30	8,875	8,648

1,2	Fannie Mae Pool	3.570%	5/1/28–10/1/29	12,548	12,408
1,2	Fannie Mae Pool	3.580%	7/1/30–1/1/31	12,669	12,297
1,2	Fannie Mae Pool	3.590%	9/1/30	50,357	48,799
1,2	Fannie Mae Pool	3.625%	4/1/30–4/1/30	27,406	27,043
1,2	Fannie Mae Pool	3.660%	7/1/30	15,150	14,928
1,2	Fannie Mae Pool	3.725%	4/1/33	9,744	9,436
1,2	Fannie Mae Pool	3.800%	7/1/30	6,300	6,309
1,2	Fannie Mae Pool	3.830%	6/1/34	3,277	3,230
1,2	Fannie Mae Pool	3.840%	8/1/30	7,600	7,572
1,2	Fannie Mae Pool	3.890%	5/1/30	14,072	13,871
1,2	Fannie Mae Pool	3.910%	8/1/33	11,910	11,796
1,2	Fannie Mae Pool	3.960%	5/1/34	6,038	6,000
1,2	Fannie Mae Pool	4.000%	5/1/46–6/1/46	8,319	8,323
1,2	Fannie Mae Pool	4.060%	3/1/29	3,950	3,958
1,2	Fannie Mae Pool	4.080%	2/1/29	2,894	2,921
1,2	Fannie Mae Pool	4.150%	10/1/28–1/1/31	73,659	73,998
1,2	Fannie Mae Pool	4.180%	11/1/30	29,309	29,259
1,2	Fannie Mae Pool	4.250%	10/1/28	1,224	1,254
1,2	Fannie Mae Pool	4.280%	11/1/28	5,222	5,354
1,2	Fannie Mae Pool	4.380%	10/1/28	9,600	9,912
1,2	Fannie Mae Pool	4.400%	8/1/28	2,167	2,242
1,2	Fannie Mae Pool	4.500%	12/1/40–3/1/44	2,900	2,995
1,2	Fannie Mae Pool	6.000%	7/1/22	3	3
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	2,387	2,604
1,2	Freddie Mac Gold Pool	3.000%	6/1/43–11/1/48	13,908	13,544
1,2	Freddie Mac Gold Pool	3.500%	12/1/47–11/1/48	6,297	6,365
1,2	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	7,290	7,340
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/48	1,116	1,522
1,2	Freddie Mac Gold Pool	5.000%	12/1/27–11/1/48	24,437	25,901
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	92,311	86,261
1	Ginnie Mae I Pool	3.000%	1/15/26–11/1/47	1,086,649	1,043,645
1,3	Ginnie Mae I Pool	3.500%	7/15/39–10/15/48	968,915	954,208
1	Ginnie Mae I Pool	3.750%	7/15/42	3,375	3,363
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	5,512	5,556
1	Ginnie Mae I Pool	4.000%	6/15/19–11/1/48	981,396	993,168
1	Ginnie Mae I Pool	4.500%	4/15/33–1/15/45	637,994	661,300
1	Ginnie Mae I Pool	5.000%	1/15/30–11/1/47	569,606	598,768
1	Ginnie Mae I Pool	5.500%	9/15/23–11/1/48	397,551	420,576
1	Ginnie Mae I Pool	6.000%	2/15/24–11/1/48	212,001	226,087
1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	152,042	162,207
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	45,772	50,127
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	22	23
1,3	Ginnie Mae I Pool	7.500%	10/15/31	17,403	19,681
1	Ginnie Mae I Pool	8.000%	8/15/31	6,386	7,269
1	Ginnie Mae I Pool	8.500%	9/15/19–6/15/28	702	731
1	Ginnie Mae I Pool	9.000%	5/15/21	2	2
1	Ginnie Mae I Pool	9.500%	12/15/18–8/15/21	105	109
1	Ginnie Mae I Pool	10.000%	7/15/19	—	—
1	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	1,090	899
1	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	885	761
1	Ginnie Mae II Pool	2.500%	11/20/42–11/1/48	456,622	424,103
1	Ginnie Mae II Pool	3.000%	4/20/31–11/1/48	2,367,732	2,270,175
1,4,5	Ginnie Mae II Pool	3.500%	10/20/40–11/1/48	6,339,663	6,233,710
1,4	Ginnie Mae II Pool	4.000%	4/20/39–11/1/48	2,769,033	2,790,026
1,4	Ginnie Mae II Pool	4.500%	12/20/32–11/1/48	834,117	862,953
1	Ginnie Mae II Pool	5.000%	10/20/32–3/20/45	291,417	308,871
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	31,848	33,472

1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	41,126	44,081
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,108	1,222
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	96	107
					19,360,611
Nonconventional Mortgage-Backed Securities (6.9%)
1,2	Fannie Mae Pool	2.306%	8/1/43	11,987	11,804
1,2	Fannie Mae Pool	2.799%	9/1/44	11,726	11,547
1,2	Fannie Mae REMICS	3.000%	6/25/43–2/25/57	142,072	133,392
1,2	Fannie Mae REMICS	3.500%	7/25/44–12/25/57	96,492	94,853
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	4,373	4,711
1,2	Freddie Mac Non Gold Pool	2.255%	9/1/43	8,622	8,449
1,2	Freddie Mac Non Gold Pool	2.266%	8/1/43	18,670	18,355
1,2	Freddie Mac Non Gold Pool	2.681%	10/1/44	23,825	23,242
1,2	Freddie Mac Non Gold Pool	2.757%	7/1/44	5,950	5,821
1,2	Freddie Mac Non Gold Pool	2.831%	10/1/44	11,173	10,920
1,2	Freddie Mac Non Gold Pool	2.903%	4/1/44	11,800	11,879
1,2	Freddie Mac Non Gold Pool	2.948%	9/1/44	8,268	8,286
1,2	Freddie Mac Non Gold Pool	3.088%	10/1/44	16,895	16,758
1,2	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	97,753	86,010
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	11,964	12,892
1	Ginnie Mae REMICS	2.000%	7/20/42	57,656	53,299
1	Ginnie Mae REMICS	2.350%	5/17/46	35,111	33,519
1	Ginnie Mae REMICS	2.375%	4/20/44	7,887	7,406
1,6	Ginnie Mae REMICS	2.480%	2/20/37	3,102	3,090
1	Ginnie Mae REMICS	2.500%	12/16/39–11/20/45	71,408	62,744
1	Ginnie Mae REMICS	2.650%	11/17/48	16,150	15,239
1	Ginnie Mae REMICS	3.000%	3/20/40–5/20/47	96,960	87,752
1	Ginnie Mae REMICs	3.000%	4/20/47	13,012	12,872
1	Ginnie Mae REMICS	3.250%	8/20/44	8,170	6,785
1	Ginnie Mae REMICS	3.500%	7/20/43–9/20/44	32,186	30,563
1	Ginnie Mae REMICS	4.500%	6/20/39	4,028	4,236
1	Ginnie Mae REMICS	5.000%	6/16/37	13,958	15,037
1	Ginnie Mae REMICS	5.500%	8/16/36	12,578	12,923
1	Government National Mortgage Assn.	1.750%	10/20/42	6,724	6,139
1	Government National Mortgage Assn.	2.000%	10/20/44	4,571	4,146
1	Government National Mortgage Assn.	2.250%	2/20/44	31,567	29,589
1	Government National Mortgage Assn.	2.500%	5/20/41–1/20/48	201,705	190,272
1	Government National Mortgage Assn.	2.750%	6/16/43	26,246	25,534
1	Government National Mortgage Assn.	3.000%	6/20/39–1/20/48	418,167	404,344
1	Government National Mortgage Assn.	3.500%	8/16/44–5/20/45	20,013	18,776
					1,483,184
Total U.S. Government and Agency Obligations (Cost $21,804,714)					21,089,707
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
1,2,7Fannie Mae-Aces		3.090%	2/25/30	107,935	100,674
1,2	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	77,000	72,056
1,2,7FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	33,370	33,839
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $213,310)					206,569

			Shares
Temporary Cash Investments (7.6%)
Money Market Fund (4.4%)
8 Vanguard Market Liquidity Fund	2.308%		9,359,547	935,955

			Face
			Amount
			($000)
Repurchase Agreements (3.2%)
Bank of America Securities, LLC
(Dated 10/31/18 Repurchase Value
$51,203,000, collateralized by
Government National Mortgage Assn.
3.000%, 11/20/47, with a value of
$52,224,000)	2.210%	11/1/18	51,200	51,200
Bank of Montreal
(Dated 10/31/18, Repurchase Value
$5,500,000, collateralized by U.S.
Treasury Bill 0.000%, 11/29/18-9/12/19,
U.S. Treasury Note/Bond 0.875%-3.750%,
3/31/19-8/15/41, with a value of
$5,610,000)	2.180%	11/1/18	5,500	5,500
Barclays Capital Inc.
(Dated 10/31/18, Repurchase Value
$134,808,000, collateralized by U.S.
Treasury Bill 0.000%, 1/3/19-9/12/19, U.S.
Treasury Note/Bond 1.875%-6.125%,
9/30/22-8/15/46, with a value of
$137,496,000)	2.190%	11/1/18	134,800	134,800
Citigroup Global Markets Inc.
(Dated 10/31/18, Repurchase Value
$4,800,000, collateralized by U.S.
Treasury Bill 0.000%, 12/20/18-5/23/19,
with a value of $4,896,000)	2.200%	11/1/18	4,800	4,800
HSBC Bank USA
(Dated 10/31/18, Repurchase Value
$26,202,000, collateralized by U.S.
Treasury Bill 0.000%, 11/8/18, U.S.
Treasury Note/Bond 2.750%, 8/15/47, with
a value of $26,724,000)	2.190%	11/1/18	26,200	26,200
HSBC Bank USA
(Dated 10/31/18, Repurchase Value
$20,401,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
5.000%, 1/1/23-7/1/48, with a value of
$20,808,000)	2.200%	11/1/18	20,400	20,400

Natixis Investment Managers
(Dated 10/31/18, Repurchase Value
$245,015,000, collateralized by Federal
Home Loan Bank 3.360%-4.000%,
2/12/30-1/23/37, Federal Home Loan
Mortgage Corp. 0.000%-3.750%, 3/27/19-
3/15/31, Federal National Mortgage Assn.
0.000%, 7/15/28, U.S. Treasury Bill
0.000%, 4/11/19, U.S. Treasury Note/Bond
1.000%-6.625%, 1/31/19-2/15/48, with a
value of $249,900,000)	2.190%	11/1/18	245,000	245,000
Societe Generale
(Dated 10/31/18, Repurchase Value
$63,604,000, collateralized by Federal
Home Loan Mortgage Corp. 1.550%-
5.963%, 9/1/20-9/30/21, Federal National
Mortgage Assn. 2.184%, 11/1/26,
Government National Mortgage Assn.
3.000%-6.000%, 11/20/38-7/20/67, U.S.
Treasury Bill 0.000%, 1/3/19--2/28/19, U.S.
Treasury Note/Bond 1.125%-3.750%,
5/31/19-11/15/46, with a value of
$64,872,000)	2.190%	11/1/18	63,600	63,600
TD Securities (USA) LLC
(Dated 10/31/18, Repurchase Value
$68,504,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
10/1/45, Federal National Mortgage Assn.
4.000%, 8/1/48, with a value of
$69,870,000)	2.210%	11/1/18	68,500	68,500
Wells Fargo & Co.
(Dated 10/31/18, Repurchase Value
$74,705,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
6/1/48, Federal National Mortgage Assn.
3.000%-4.500%, 10/1/25-10/1/48, with a
value of $79,194,000)	2.210%	11/1/18	74,700	74,700
Total Repurchase Agreements (Cost $694,700)				694,700
Total Temporary Cash Investments (Cost $1,630,716)				1,630,655
Total Investments (107.1%) (Cost $23,648,740)				22,926,931
Other Assets and Liabilities-Net (-7.1%)9				(1,523,505)
Net Assets (100%)				21,403,426

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $78,516,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
5	Securities with a value of $74,128,000 have been segregated as initial margin for open cleared swap contracts.
6	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7	Adjustable-rate security.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

9 Cash of $3,490,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional Appreciation
				Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note			December 2018		2,951	349,509	(1,435)
5-Year U.S. Treasury Note			December 2018		1,748	196,445	(542)
Ultra 10-Year U.S. Treasury Note			December 2018		1,491	186,538	(3,918)
30-Year U.S. Treasury Bond			December 2018		177	24,448	(6)
							(5,901)

Centrally Cleared Interest Rate Swaps

				Floati
			Fixed	ng
			Intere	Intere
			st	st		Unrealized
			Rate	Rate		Appreciati
	Future	Notiona	Receiv	Receiv		on
	Effect	l	ed	ed		(Depreciat
Terminati	ive	Amount	(Paid)[1]	(Paid)	Value	ion)
on Date	Date	($000)	(%)	[2] (%)	($000)	($000)
			(3.000
4/30/25	N/A	521,800)		2.520	4,786	4,790
			(2.893
3/15/28	N/A	130,575)		2.334	3,386	3,386
			(2.250
3/21/28	N/A	645,074)		2.353	50,767	42,291
			(3.002
6/19/28	N/A	190,535)		2.337	2,708	2,708

						53,175

1	Fixed interest payment received/paid semi-annually.
2	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

At October 31, 2018, counterparties had deposited in segregated accounts securities and cash with a value of $1,479,000 in connection with TBA transactions.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the

GNMA Fund

latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to

GNMA Fund

be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to

GNMA Fund

pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

GNMA Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	21,089,707	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	206,569	—
Temporary Cash Investments	935,955	694,700	—
Futures Contracts—Liabilities[1]	(3,318)	—	—
Swap Contracts—Assets[1]	4,535	—	—
Total	937,172	21,990,976	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.8%)
U.S. Government Securities (9.0%)
	United States Treasury Note/Bond	1.250%	1/31/19	90,000	89,733
	United States Treasury Note/Bond	0.875%	9/15/19	50,000	49,227
1	United States Treasury Note/Bond	1.375%	1/31/21	150,000	145,054
2,3	United States Treasury Note/Bond	2.250%	2/15/21	500,000	492,810
2,3	United States Treasury Note/Bond	1.125%	2/28/21	500,000	480,155
	United States Treasury Note/Bond	2.375%	4/15/21	1,300,000	1,283,542
2	United States Treasury Note/Bond	1.375%	5/31/21	480,000	461,702
2	United States Treasury Note/Bond	2.125%	8/15/21	530,000	518,653
1	United States Treasury Note/Bond	1.125%	9/30/21	517,000	491,150
	United States Treasury Note/Bond	2.000%	10/31/21	495,000	481,694
	United States Treasury Note/Bond	1.875%	1/31/22	466,000	450,566
	United States Treasury Note/Bond	2.500%	3/31/23	8,440	8,275
4	United States Treasury Note/Bond	2.750%	5/31/23	300,000	297,186
	United States Treasury Note/Bond	2.875%	8/15/28	15,300	14,949
					5,264,696
Conventional Mortgage-Backed Securities (0.2%)
5,6,7	Fannie Mae Pool	4.000%	11/1/48–12/1/48	88,278	88,195

Nonconventional Mortgage-Backed Securities (0.6%)
5,6,8	Fannie Mae Pool	3.293%	12/1/32	230	235
5,6,9	Fannie Mae Pool	3.674%	2/1/37	528	557
5,6,8	Fannie Mae Pool	4.129%	5/1/33	1,371	1,445
5,6,8	Fannie Mae Pool	4.154%	6/1/33	1,248	1,294
5,6,9	Fannie Mae Pool	4.362%	8/1/37	454	461
5,6,8	Fannie Mae Pool	4.435%	7/1/32	246	260
5,6,9	Fannie Mae Pool	4.452%	5/1/33	277	293
5,6,9	Fannie Mae Pool	4.500%	9/1/32	198	207
5,6,9	Fannie Mae Pool	4.535%	8/1/33	1,873	1,937
5,6,9	Fannie Mae Pool	4.644%	7/1/33	1,838	1,887
5,6,10	Fannie Mae REMICS	3.769%	3/25/46	77,374	12,197
5,6,10	Fannie Mae REMICS	3.869%	5/25/47	108,656	17,225
5,6,10	Fannie Mae REMICS	3.919%	10/25/47	70,231	11,802
5,6,11	Fannie Mae REMICS	4.000%	3/25/43–2/25/48	70,934	16,892
5,6,11	Fannie Mae REMICS	4.500%	9/25/47	36,257	8,965
5,6,11	Fannie Mae REMICS	5.000%	6/25/45	49,888	10,824
5,6,11	Fannie Mae REMICS	5.500%	2/25/46	26,934	5,980
5,6,11	Fannie Mae REMICS	6.000%	12/25/47	31,672	7,676
5,6,11	Fannie Mae REMICS 2012-138	4.500%	12/25/42	20,379	5,196
5,6,11	Fannie Mae REMICS 2013-20	4.000%	3/25/43	24,689	5,523
5,6,11	Fannie Mae REMICS 2013-39D	4.000%	6/25/42	21,214	4,062
5,6,11	Fannie Mae REMICS 2013-43	4.000%	5/25/43	62,840	13,958
5,6,11	Fannie Mae REMICS 2015-22	6.000%	4/25/45	28,124	6,641
5,6,11	Fannie Mae REMICS 2015-28	4.000%	5/25/45	23,716	5,490
5,6,11	Fannie Mae REMICS 2016-3	4.000%	2/25/46	54,278	12,554
5,6,11	Fannie Mae REMICS 2016-3	6.000%	2/25/46	24,945	5,964
5,6,9	Freddie Mac Non Gold Pool	3.777%	1/1/33	266	285
5,6,9	Freddie Mac Non Gold Pool	3.873%	10/1/32	257	272
5,6,9	Freddie Mac Non Gold Pool	3.961%	2/1/33	155	159

5,6,8	Freddie Mac Non Gold Pool	4.452%	8/1/32	506	536
5,6,8,9	Freddie Mac Non Gold Pool	4.500%	8/1/32–8/1/37	1,974	2,039
5,6,8	Freddie Mac Non Gold Pool	4.629%	9/1/32	52	56
5,6,9	Freddie Mac Non Gold Pool	4.643%	9/1/32	740	755
5,6,9	Freddie Mac Non Gold Pool	4.711%	8/1/33	498	524
5,6,11	Freddie Mac REMICS	3.500%	12/15/42	82,975	15,960
5,6,10	Freddie Mac REMICS	3.871%	1/15/42–1/15/45	53,464	7,900
5,6,10	Freddie Mac REMICS	3.921%	12/15/47	27,088	4,740
5,6,11	Freddie Mac REMICS	4.000%	10/15/42–12/15/47	78,511	15,727
5,10	Ginnie Mae REMICS	3.370%	8/20/45	45,782	6,231
5,11	Ginnie Mae REMICS	3.500%	7/20/42	42,625	7,400
5,10	Ginnie Mae REMICS	3.820%	9/20/46	33,683	5,635
5,10	Ginnie Mae REMICS	3.920%	9/20/47–12/20/47	251,657	39,010
5,11	Ginnie Mae REMICS	4.000%	3/20/42–1/20/48	191,937	44,032
5,11	Ginnie Mae REMICS	4.500%	3/20/43–1/20/48	197,788	43,313
5,11	Ginnie Mae REMICS	5.000%	2/20/40	43,795	10,396
					364,495
Total U.S. Government and Agency Obligations (Cost $5,758,368)					5,717,386
Asset-Backed/Commercial Mortgage-Backed Securities (23.5%)
5	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	4,315	4,310
5	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	12,620	12,350
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	86,660	85,813
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	23,100	22,704
5	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	20,510	20,108
5	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	45,290	45,217
5	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	36,090	36,059
5,12	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	12,558	12,427
5,12	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,375
5,12	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	16,975	16,751
5,12	American Homes 4 Rent 2015-SFR	3.467%	4/17/52	15,099	14,782
5,12	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	6,543	6,442
5,12	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	2,830	2,843
12	American Tower Trust #1	3.652%	3/23/28	13,190	12,681
5,12	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	15,984	16,504
5,12	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	11,185	11,712
5	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	604	603
5	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	2,818	2,816
5	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	8,900	8,916
5	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	1,909	1,908
5	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	6,820	6,831
5	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	9,390	9,416
5	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	10,170	9,983
5	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	25,630	25,207
5	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	32,468	32,355
5	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	19,450	19,407
5,12	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	13,390	13,131
5,12	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	6,044	5,944

5,12	ARL Second LLC 2014-1A	2.920%	6/15/44	13,381	12,980
5,12	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	15,105	15,282
5,12	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	1,630	1,643
5,12	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	19,467	19,473
5,12	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	34,409
5,12	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	43,123	42,395
5,12	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	3,181	3,133
5,12	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	7,640	7,470
5,12	Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	12,850	12,381
5,12	Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	14,210	14,105
5,12	Avis Budget Rental Car Funding AESOP LLC
	2018-1A	4.730%	9/20/24	2,540	2,527
5,12	Avis Budget Rental Car Funding AESOP LLC
	2018-2A	4.000%	3/20/25	27,010	27,045
5,12	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,828
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	8,360	8,309
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	9,460	9,370
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.362%	9/15/48	1,600	1,592
5	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	4,760	4,633
5	Banc of America Funding 2006-H Trust	4.317%	9/20/46	9,908	9,384
5	BANK 2017 - BNK4	3.625%	5/15/50	8,435	8,229
5	BANK 2017 - BNK5	3.390%	6/15/60	8,150	7,811
5	BANK 2017 - BNK6	3.254%	7/15/60	13,450	12,778
5	BANK 2017 - BNK6	3.518%	7/15/60	13,190	12,759
5	BANK 2017 - BNK6	3.741%	7/15/60	3,080	2,975
5	BANK 2017 - BNK7	3.435%	9/15/60	16,580	15,911
5	BANK 2017 - BNK8	3.488%	11/15/50	33,600	32,352
5	BANK 2017 - BNK9	3.538%	11/15/54	18,130	17,491
5	BANK 2018 - BN12	4.255%	5/15/61	19,620	19,980
5	BANK 2018 - BN13	4.217%	8/15/61	18,330	18,598
5	BANK 2018 - BNK10	3.641%	2/15/61	11,860	11,743
5	BANK 2018 - BNK10	3.688%	2/15/61	31,470	30,705
5	BANK 2018 - BN14	4.185%	9/15/60	6,680	6,820
5	BANK 2018 - BN14	4.231%	9/15/60	22,000	22,346
5	Bank of America Mortgage Trust 2002-J	4.923%	9/25/32	17	17
5,12,13 Bank of America Student Loan Trust 2010-1A		3.290%	2/25/43	8,867	8,908
	Bank of Nova Scotia	1.875%	4/26/21	35,022	33,825
5	Bear Stearns ARM Trust 2006-4	3.942%	10/25/36	16,484	15,519
5	Bear Stearns ARM Trust 2007-3	3.950%	5/25/47	11,180	10,526
5	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	3,740	3,703
5	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	17,710	17,257
5	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	5,990	5,847
5	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	2,700	2,629
5	BENCHMARK 2018-B1 Mortgage Trust	4.119%	1/15/51	4,200	4,014
5	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	18,190	18,197
5	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	9,310	9,454

5	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	9,886	10,121
5	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	22,170	22,550
5	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	22,040	21,843
5	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	6,860	6,765
5	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	4,540	4,543
5	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	15,840	15,565
5,13	Brazos Higher Education Authority Inc. Series
	2005-3	2.573%	6/25/26	7,833	7,784
5,13	Brazos Higher Education Authority Inc. Series
	2011-1	3.111%	2/25/30	15,452	15,540
5,12	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	3,720	3,659
5,12	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	7,111	6,980
5,12	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	12,039	11,981
5,12	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	9,787	9,771
5	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	819	818
5	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	7,160	7,090
5	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	6,520	6,400
5	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	3,180	3,143
5,12	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	8,130	8,064
5,12	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	5,710	5,611
5,12	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	7,330	7,282
5,12	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	4,680	4,704
5,12	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	2,080	2,094
5	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	6,170	6,159
5	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	6,880	6,877
5	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,624
5	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	6,110	6,005
5	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,324
5,12	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	12,160	12,057
5,12	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	8,480	8,353
5	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	55,925	54,702
5,12	CARDS II Trust 2018-2A	3.047%	4/17/23	35,860	35,729
5	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,836
5	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,840
5	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,537
5	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,759
5	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,745
5	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,599
5	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	3,980
5	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	12,120	11,918
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	6,683
5	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	3,240	3,138
5	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	3,240	3,155
5	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	49,249	49,080
5	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	76,110	75,148
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	12,020	11,800
5	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	19,890	19,448

5	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	6,170	6,037
5	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	4,755	4,728
5	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	6,860	6,817
5	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	5,300	5,261
5	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	26,590	26,558
5	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	13,310	13,304
5	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	18,390	18,403
5	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	6,780	6,787
5	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	5,940	5,946
5	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	4,030	4,035
5	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	2,730	2,734
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	2,005	1,841
5	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	6,299	5,845
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	29,440	28,731
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	12,810	12,386
5	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	17,147	16,430
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,715	6,421
5	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	10,875	10,774
5,12	CFCRE Commercial Mortgage Trust 2011-C2	5.756%	12/15/47	14,930	15,744
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,764	24,598
5,12	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	36,765	36,583
5,12	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	30,010	29,908
5	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.912%	11/19/33	758	778
5	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.651%	3/20/36	7,258	6,617
5	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.661%	2/25/47	8,139	7,421
5,12	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	700	700
5,12	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	6,953	6,950
5,12	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	6,525	6,520
5,12	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	10,155	10,158
5,12	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	15,545	15,642
5,12	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	5,040	5,032
5,12	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	26,030	26,261
5,12	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	7,146	7,103
5,12	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	5,960	5,875
5	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	89,125	87,806
5,12	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,100
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,350	6,218
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,154	7,227
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	3,786	3,905
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	19,843	20,146

5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	6,087	6,105
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	40,226	40,512
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	25,685	25,554
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	12,421
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,393
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.459%	7/10/47	6,380	6,137
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	18,100	17,752
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	40,950	40,675
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	6,146	6,234
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.529%	10/10/47	1,035	1,026
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	38,271	36,909
5	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	52,677	52,467
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	30,456	30,318
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.570%	9/10/58	4,000	3,889
5	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	47,360	45,217
5	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	19,500	18,698
5	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	41,283	39,569
5	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	9,500	9,310
5	Citigroup Commercial Mortgage Trust 2017-
	P8	4.271%	9/15/50	9,500	9,142
5	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	8,750	8,877
5	Citigroup Mortgage Loan Trust 2007-AR8	4.272%	7/25/37	634	636
5,12	CKE Restaurants Holdings Inc 2018-1A	5.710%	6/20/48	27,900	27,862
5,12	CLI Funding V LLC 2013-1A	2.830%	3/18/28	10,637	10,352
5,12,14 Colony American Homes 2015-1		3.787%	7/17/32	821	823
5,12,14 Colony American Homes 2015-1A		3.487%	7/17/32	10,395	10,416
5,12,14 Colony Starwood Homes 2016-1A Trust		3.790%	7/17/33	4,287	4,289
5,12,14 Colony Starwood Homes 2016-1A Trust		4.439%	7/17/33	1,966	1,968
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,891
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,064
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	22,953	22,406
5,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,090
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,971	10,659
5	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	1,937
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,566
5	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,009	990
5	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	9,225	9,315
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,320	13,480
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	45,214

5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	14,714
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	7,837
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,651	42,451
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	32,690	33,536
5	COMM 2013-CCRE13 Mortgage Trust	4.739%	11/10/46	8,240	8,222
5	COMM 2013-CCRE13 Mortgage Trust	4.739%	11/10/46	4,517	4,718
5,12	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	16,914
5,12	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,314
5	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,957	1,942
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	40,393
5	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	12,669	13,032
5,12	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	11,250	11,459
5,12	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	12,690	12,573
5,12	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	10,772
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	13,953
5,12	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	18,967
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,008
5,12	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	5,490	5,349
5,12	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	33,245	33,125
5	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	1,945
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	17,690	18,151
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	11,399	11,400
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	20,627
5	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	13,789
5	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	1,917
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,271	47,866
5	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	27,644
5	COMM 2014-CCRE17 Mortgage Trust	4.738%	5/10/47	10,175	10,098
5	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,572	9,543
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	28,552	28,675
5	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,520	1,485
5	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	36,234
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	36,723	36,203
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	11,645
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	34,985
5	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,345	11,260
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	38,840	38,580
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	21,677
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	11,764
5	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	8,118	8,055
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	9,614
5,12	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,380	41,891
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	41,434
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	16,469
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.356%	8/15/48	10,600	10,444
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	40,542	40,286
5	CSAIL 2016-C5 Commercial Mortgage Trust	4.537%	11/15/48	7,660	7,505
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	39,930	38,531
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	15,680	14,955
5	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	20,120	20,362
5,12	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	19,110	19,029
5	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	41,130	42,413
5	DBJPM 16-C1 Mortgage Trust	3.350%	5/10/49	2,050	1,858
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	20,866
5,12	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	10,116	10,078
5,12	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	10,090	9,991
5,12	Dell Equipment Finance Trust 2018-2	3.370%	10/22/23	6,530	6,530

12	DNB Boligkreditt AS	2.500%	3/28/22	22,799	22,149
5,12	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	27,530	26,669
5,12	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	729	729
5,12	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	5,860	5,890
5,12	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	8,797	8,828
5,12	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	14,119	14,200
5,12	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	5,612	5,619
5,12	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	25,000	25,299
5,12	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	2,901	2,909
5,12	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	22,190	22,504
5,12	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	23,090	23,312
5	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	2,400	2,405
5	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	18,687	18,663
5	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	25,870	25,777
5	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	19,000	18,983
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	29,120	29,144
5	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	20,430	20,491
5	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	30,890	30,900
5	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	30,350	30,415
5	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	16,140	16,298
5,12,14	Edsouth Indenture No 9 LLC 2015-1	3.081%	10/25/56	18,103	18,098
5,12	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	30,478	30,198
5,12	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	15,668	15,634
§,5,12	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	15,790	15,788
§,5,12	Enterprise Fleet Financing LLC Series 2018-3	3.550%	5/20/24	11,620	11,619
5,6,14	Fannie Mae Connecticut Avenue Securities
	2016-C04	3.731%	1/25/29	2,956	2,974
5,6,14	Fannie Mae Connecticut Avenue Securities
	2016-C05	3.631%	1/25/29	845	847
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,239	18,060
5	First Horizon Mortgage Pass-Through Trust
	2006-AR3	3.838%	11/25/36	5,191	4,774
	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.724%	1/25/37	10,402	9,558
5,14	First National Master Note Trust 2017-2	2.720%	10/16/23	17,910	17,926
5,12	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	9,770	9,748
5	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	29,900	29,640
5	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	15,130	14,943
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	6,530	6,501
5	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	11,780	11,727
5	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	39,260	39,282
5	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	13,860	13,841
5,12	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	20,498	20,432
5,12	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	9,831	9,805
5,12	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	29,520	29,315
5,12	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	7,475	7,429
5	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	11,964
5	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,357
5,12	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	61,000	60,206
5	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	6,931
5,12	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	20,800	20,304
5,12	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	74,340	71,810
5,12	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	21,295	20,736
5,12	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	39,005	37,286
5,12	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	6,826	6,516
5,12	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	13,976	13,367
5,12	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	27,020	26,894
5,12	Ford Credit Auto Owner Trust 2018-2	3.610%	1/15/30	16,295	16,145

5,12	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	7,305	7,224
5	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	37,580	37,494
5	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	12,840	12,864
5,12	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	101,570	98,537
5,12	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	32,080	31,113
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	4,473	4,467
5	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	23,545	23,196
5	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	60,820	59,669
5	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	83,210	82,429
5,6,14	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	4.481%	10/25/28	1,289	1,301
5,6,14	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	4.281%	12/25/28	5,099	5,154
5,6,12	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.745%	2/25/48	8,563	8,490
5,6,12	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI2	3.820%	5/25/48	8,965	8,920
5,6,12	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI3	4.168%	8/25/48	5,989	5,999
5,12	FRS I LLC 2013-1A	1.800%	4/15/43	609	607
5,12	FRS I LLC 2013-1A	3.080%	4/15/43	27,872	27,793
5	GM Financial Automobile Leasing Trust 2016-2	2.580%	3/20/20	6,500	6,484
5	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	21,480	21,303
5	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	4,660	4,595
5	GM Financial Automobile Leasing Trust 2017-3	2.400%	9/20/21	8,440	8,324
5	GM Financial Automobile Leasing Trust 2017-3	2.730%	9/20/21	5,140	5,070
5	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	25,400	25,358
5	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	28,180	28,151
5	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	5,540	5,536
5,12	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	8,590	8,341
5,12	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	2,650	2,577
5	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	7,250	7,215
5,12	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	6,690	6,680
5	GMACM Mortgage Loan Trust 2005-AR6	4.124%	11/19/35	1,985	1,910
5,12	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	12,009	11,962
5,12	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	8,830	8,804
5,12,14	GMF Floorplan Owner Revolving Trust 2017-1	2.850%	1/18/22	330	331
5,12	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	54,900	53,895
5,12	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	17,100	16,819
5,12	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	9,380	9,209
5,12	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	53,560	53,280
5,12	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	52,571
5,12	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	76,602	75,650
5,12	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	153,710	151,198
5,12	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	87,460	86,855
5,12,13	Gosforth Funding 2018-1A plc	2.714%	8/25/60	13,100	13,095
5,12	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	20,469
5,12	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	965	963
5,12	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	7,910	7,836
5,12	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	5,140	5,063

5,12	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	32,716	32,724
5,12	GS Mortgage Securities Trust 2010-C2	5.182%	12/10/43	3,530	3,620
5,12	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,280	2,349
5,12	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	35,049
5,12	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,030
5	GS Mortgage Securities Trust 2012-GCJ7	5.702%	5/10/45	7,150	7,310
5	GS Mortgage Securities Trust 2013-GC13	4.049%	7/10/46	22,934	23,511
5,12	GS Mortgage Securities Trust 2013-GC13	4.082%	7/10/46	5,650	5,490
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	12,814
5	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,104
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	7,920	7,986
5	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	22,020	22,386
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	50,663
5	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	41,343	41,873
5	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,432
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	44,760	45,149
5	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	13,215
5	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	10,665	10,810
5	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	17,556	17,266
5	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	19,370	18,911
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	47,290	46,874
5	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,290	37,918
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	35,655	34,871
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	11,920
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	4,617
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	26,732	26,079
5	GS Mortgage Securities Trust 2015-GC34	4.653%	10/10/48	12,080	11,993
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	10,520	9,755
5	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	36,220	36,507
5	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	4,972
12	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	25,473
5,12	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	18,535	17,145
5,12	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	37,080	37,031
5,12	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	6,785	6,660
5,12	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	14,756	14,471
5,12	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	5,330	5,299
5,12	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	17,360	16,800
5,12	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	24,170	23,410
5,12	Hertz Vehicle Financing II LP 2018-1A	4.390%	2/25/24	3,670	3,666
5,12	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	5,306	5,161
5,12	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	18,190	18,182
5,12	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,950	3,853
5,12,13	Holmes Master Issuer plc 2018-1	2.796%	10/15/54	33,040	32,991
5,12,13	Holmes Master Issuer plc 2018-2A	2.856%	10/15/54	18,320	18,318
5	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	43,040	42,508
5	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	6,410	6,270
5	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	14,140	14,104
5	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	14,910	14,840
5	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	5,460	5,421
5,12	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	40,670	38,581
5,12	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	14,464
5,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	36,130	35,830
5,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	7,090	7,008
5,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	6,480	6,391

5,12	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	47,455	47,259
5,12	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	15,010	14,879
5,12	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	3,870	3,856
5	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,476
5	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,302
5,12,14	Invitation Homes 2017-SFR2 Trust	3.139%	12/17/36	29,074	29,002
5,12,14	Invitation Homes 2017-SFR2 Trust	3.440%	12/17/36	9,957	9,957
5,12,14	Invitation Homes 2018-SFR1 Trust	2.990%	3/17/37	40,919	40,658
5,12,14	Invitation Homes 2018-SFR1 Trust	3.239%	3/17/37	9,890	9,814
5,12	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,791	14,581
5	John Deere Owner Trust 2018-B	3.230%	6/16/25	10,350	10,285
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,315
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	1,272	1,297
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	2,918	2,946
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.640%	11/15/43	6,225	6,344
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.640%	11/15/43	7,100	7,109
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	24,653	25,238
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.406%	8/15/46	4,100	4,263
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,824
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	15,623	15,578
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	10,986	10,693
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	3,986
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	27,463
5,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,682	5,593
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	38,982
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.992%	1/15/46	15,150	15,358
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.992%	1/15/46	9,350	9,229
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,317	9,366
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,357
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,233
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,002
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.945%	12/15/46	21,150	22,025
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.010%	12/15/46	9,770	10,030

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	28,354	27,580
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.461%	7/15/47	31,250	31,225
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	17,595	16,283
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	14,370	14,038
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	12,517	12,044
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	17,866	17,878
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.035%	7/15/45	7,520	7,592
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	16,511	16,633
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	13,870	14,144
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	3,902	3,921
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	27,200	27,733
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	17,820	18,462
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.105%	11/15/45	13,495	13,975
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	22,860	23,363
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	36,630	37,217
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	12,950	13,208
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	5,850	5,886
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	13,200	13,590
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	10,310	10,215
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	29,560	28,815
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	48,480	47,775
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	16,945	16,318
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	23,680	23,103
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	51,660	51,480
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	15,901	15,972
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	21,082	21,031
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	12,061	11,842
5 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	22,187	22,004
5 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	33,410	32,793

5	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	10,675	10,230
5	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	10,453	9,983
5	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	8,500	8,593
5,12,13	Lanark Master Issuer plc 2018-1A	2.730%	12/22/69	26,796	26,750
5,12,14	Lanark Master Issuer plc 2018-2A	2.846%	12/22/69	13,530	13,537
5,12	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	30,280	30,046
5,12	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	18,640	18,564
5,12	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	12,519
5,12,14	Master Credit Card Trust II Series 2018-1A	2.770%	7/21/24	58,850	58,747
5	MASTR Adjustable Rate Mortgages Trust
	2004-3	4.194%	4/25/34	471	474
5	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	32,927	32,870
5	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	76,170	75,706
5	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	7,580	7,496
5	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	10,430	10,390
5	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	4.101%	2/25/33	942	949
5	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	4.464%	7/25/33	485	496
5,12	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	435	435
5,12	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	33,860	33,172
5,12	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,560	6,556
5,12	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,580	3,567
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	21,548	21,269
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,000	1,981
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,796	5,654
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	28,493	29,109
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	3,372	3,278
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	3,662	3,658
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	8,445	8,498
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.157%	8/15/46	24,216	24,756
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	8,078	8,155
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	3,830	3,947
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	8,300	8,473
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	6,400	6,243
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,940	2,866
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	27,425	26,894
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	16,600	16,843
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	17,500	17,906

5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	43,080	43,264
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	22,710	23,024
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.897%	4/15/47	1,895	1,926
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	38,845	39,057
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	9,540	9,603
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.321%	6/15/47	22,920	23,030
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.754%	6/15/47	12,300	12,157
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	32,178	32,225
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	7,460	7,397
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	13,400	13,497
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	17,350	17,197
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	23,220	22,865
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	21,800	21,468
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	37,941	36,741
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	4,230	4,121
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	11,828	11,759
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	20,280	19,867
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	28,104	27,924
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	7,814	7,718
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	18,815	18,137
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.751%	5/15/49	2,210	2,203
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	55,277	54,527
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	19,660	19,010
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	15,937
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,481
5,12	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,052
5,12	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	27,915
5,12	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	24,375
5,12	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,871	28,519
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	40,034	39,822
5	Morgan Stanley Capital I Trust 2015-UBS8	4.588%	12/15/48	11,440	11,033
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,437	6,871
5	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	11,485	11,276
5	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	5,420	5,319
5	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	6,765	6,550

5	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	4.132%	6/25/36	5,083	5,259
5,12,14 Motor plc 2017 1A		2.811%	9/25/24	43,244	43,257
5,12	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	37,985	36,520
5,12,14	Navient Student Loan Trust 2016-3	3.131%	6/25/65	7,464	7,505
5,12,14	Navient Student Loan Trust 2016-6A	3.036%	3/25/66	30,520	30,784
5,12,14	Navient Student Loan Trust 2017-A	2.680%	12/16/58	9,340	9,348
5,12	Navient Student Loan Trust 2017-A	2.880%	12/16/58	17,580	17,092
5,12,14	Navient Student Loan Trust 2018-1	2.471%	3/25/67	14,715	14,714
5,12	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	12,150	12,002
5,12	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	11,444	11,397
5,12	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	54,450	53,993
§,5,12	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	38,720	38,584
14	New Mexico Educational Assistance
	Foundation 2013-1	2.956%	1/2/25	14,046	13,789
5,12	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	15,220	15,200
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	30,500	30,237
5	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	8,520	8,414
5	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	11,020	11,014
5	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	39,090	38,462
5	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	22,040	21,486
5	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	10,430	10,356
5,14	Nissan Master Owner Trust Receivables
	Series 2017-C	2.599%	10/17/22	57,490	57,574
5,12	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	10,203
5,12	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,145
5,12,14 Pepper Residential Securities Trust 2017A-
	A1UA	3.377%	3/10/58	8,610	8,617
5,12,14 Pepper Residential Securities Trust 2018A-
	A1UA	3.233%	3/12/47	1,777	1,779
5,12,14 Pepper Residential Securities Trust 2020A-
	A1U1	2.780%	3/16/19	22,020	21,945
5,12,14	Pepper Residential Securities Trust 2021-A1U	3.160%	1/16/60	35,168	35,150
5,12,13	Permanent Master Issuer plc 2018-1A	2.816%	7/15/58	12,200	12,219
5,12	PFS Financing Corp 2017-B	2.220%	7/15/22	20,500	20,070
5,12,14	PFS Financing Corp. 2017-C	2.750%	10/15/21	32,830	32,836
5,12	PFS Financing Corp. 2017-D	2.400%	10/17/22	34,130	33,470
5,12	PFS Financing Corp. 2018-D	3.190%	4/17/23	12,740	12,632
5,12,14	PHEAA Student Loan Trust 2016-2A	3.231%	11/25/65	27,855	28,212
5,12	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,195	7,088
5,12	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	25,004	24,681
5,12	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,294
5,12	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	15,540	14,980
5,12	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	4,030	3,884
5,12	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	17,818	17,235
5,12	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	2,220	2,163
5,12	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	23,350	23,337
5	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	11,380	11,329
5	Public Service New Hampshire Funding LLC
	2018-1	3.506%	8/1/28	3,900	3,870
5	Public Service New Hampshire Funding LLC
	2018-1	3.814%	2/1/35	3,680	3,638
5,12,13	Resimac Premier Series 2014-1A	3.534%	12/12/45	6,613	6,573
5,12,14	Resimac Premier Series 2016-1A	3.667%	10/10/47	40,304	40,521
5,12,14	Resimac Premier Series 2018-1A	3.084%	11/10/49	32,154	32,122

5,12,14	Resimac Premier Series 2018-1NCA	3.129%	12/16/59	46,588	46,579
5	RFMSI Series 2006-SA2 Trust	4.893%	8/25/36	12,406	10,827
5	RFMSI Series 2006-SA3 Trust	5.244%	9/25/36	4,112	3,742
5	Royal Bank of Canada	1.875%	2/5/21	8,785	8,652
5	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	15,027
5	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	1,547	1,547
5	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	2,546	2,544
5	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	4,600	4,581
5	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	4,120	4,107
5	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	33,200	32,976
5	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	11,550	11,520
5	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	5,760	5,681
5	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	36,694	36,630
5	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	17,650	17,572
5	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	40,300	40,087
5	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	35,160	34,630
5	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	15,340	15,039
5	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	24,700	24,603
5	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	40,900	40,815
5	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	21,750	21,638
5	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	35,530	35,533
5,12	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	7,110	7,013
5,12	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	5,660	5,573
5,12	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	31,400	31,232
5,12	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	11,010	10,928
5,12	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	9,390	9,317
5,12	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	21,865	21,688
12	SBA Tower Trust	3.156%	10/8/20	10,760	10,663
5,12	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	5,231	5,212
5,12	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	12,930	12,776
5,12	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	10,240	10,045
5,12	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	5,360	5,328
§,5,12	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	6,450	6,450
5,12	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	623	624
5,12	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	13,832	13,862
5,12	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	7,047	7,109

5,12,14	SLM Private Education Loan Trust 2013-A	3.329%	5/17/27	5,290	5,296
5,12	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	8,000	7,953
5,12	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	6,378	6,338
5,12	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	14,700	14,472
5,12	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	5,860	5,834
5,12	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	1,495	1,493
5,12	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,040
5	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,644
5,12	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	11,546	11,311
5,12,14	SMB Private Education Loan Trust 2016-B	3.729%	2/17/32	10,697	10,918
5,12,14	SMB Private Education Loan Trust 2016-C	3.380%	9/15/34	12,920	13,043
5,12,14	SMB Private Education Loan Trust 2017-A	3.179%	9/15/34	15,573	15,685
5,12	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	19,780	19,136
5,12	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	51,170	50,612
5,12	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	21,900	21,764
5,12	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	24,940	24,702
5,12	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	8,774	8,662
5,12	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	6,120	5,965
5,12	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	6,405	6,199
5,12,14	SoFi Professional Loan Program 2016-D LLC	3.231%	1/25/39	3,211	3,232
5,12	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	2,112	2,040
5,12	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	14,150	13,835
5,12,14	SoFi Professional Loan Program 2017-C LLC	2.881%	7/25/40	1,825	1,828
5,12	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	7,540	7,289
5,12	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	26,574	26,215
5,12	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	9,940	9,602
5,12	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	23,423	23,192
5,12	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	12,320	11,952
5,12	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	29,613	29,324
5,12	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	15,490	15,012
5,12	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	27,178	26,834
5,12	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	43,570	43,386
5,12	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	41,350	41,106
12	Stadshypotek AB	2.500%	4/5/22	32,630	31,733
5	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	34,590	34,562
5	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	8,025	7,940
5	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	34,390	33,857
5	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	48,153	48,060
5	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	10,715	10,473
5	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,935	16,725
5	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	29,333	29,031
5	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	31,940	30,854
5	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	9,688	9,350
5	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	13,000	12,560
5	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	43,200	43,164
5,12	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,426	8,484
5,12	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	13,513	13,781
5,12	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	30,713	30,603

5,12	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	1,480	1,473
5,12	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	1,180	1,173
5,12	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	1,330	1,323
5,12	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	19,747	19,696
5,12	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	4,346	4,326
5,12	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	4,873	4,846
5,12	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	1,449	1,440
5,12	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	24,260	23,737
12	Toronto-Dominion Bank	2.250%	3/15/21	2,210	2,157
5	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	2,790	2,718
5	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	110,490	109,134
5	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	7,287	7,154
5	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	13,640	13,582
5	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	23,380	23,290
5	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	10,160	10,125
5,12	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	47,250	46,324
5,12	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	48,390	48,348
5,12	Trinity Rail Leasing LP TRL_18-1	4.620%	6/17/48	21,060	21,215
5,12	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	3,421	3,364
5,12	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	31,330	31,152
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,263
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	13,995	13,597
5,12	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	25,038	24,814
5	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	9,054	8,818
5	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	7,560	7,469
5	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	2,304	2,272
5,12	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	15,610	15,674
5,12	Verizon Owner Trust 2016-2A	1.680%	5/20/21	41,285	41,024
5,12	Verizon Owner Trust 2017-2A	1.920%	12/20/21	40,800	40,284
5,12	Verizon Owner Trust 2017-3	2.060%	4/20/22	30,000	29,545
5,12	Verizon Owner Trust 2017-3	2.380%	4/20/22	17,380	17,053
5,12	Verizon Owner Trust 2017-3	2.530%	4/20/22	18,650	18,281
5,12	Verizon Owner Trust 2018-1	2.820%	9/20/22	65,060	64,583
5,12	Verizon Owner Trust 2018-1	3.050%	9/20/22	23,660	23,424
5,12	Verizon Owner Trust 2018-A	3.230%	4/20/23	13,320	13,314
5,12	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,561	13,292
5,12	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,198
5,12	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	2,450	2,448
5,12	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	3,270	3,282
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	15,280	15,209
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	6,970	6,940
5,12,14	Volvo Financial Equipment Master Owner
	Trust 2017-A	2.779%	11/15/22	9,810	9,836
5	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.675%	1/25/33	106	107
5	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	4.136%	8/25/33	547	559
5	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	4.321%	9/25/33	871	895
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	29,741	29,073
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,630
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	7,762	7,862

5 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	7/15/46	35,262	36,101
5 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.287%	7/15/46	4,906	4,988
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	43,100	43,241
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	7,100	6,994
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	12,250	12,379
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	6,830	6,651
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	29,862	29,166
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	26,570	25,552
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	36,515	35,671
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	49,460	48,375
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	54,193	53,497
5 Wells Fargo Commercial Mortgage Trust
2015-C29	4.225%	6/15/48	12,420	12,002
5 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	22,214	21,776
5 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	20,610	20,347
5 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	17,222	17,419
5 Wells Fargo Commercial Mortgage Trust
2015-C30	4.497%	9/15/58	11,490	11,313
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	21,646	21,615
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	8,550	8,720
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.542%	9/15/58	14,300	14,075
5 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	33,065	32,833
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	34,455	33,676
5 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	9,590	9,327
5 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	11,500	11,333
5 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	15,680	15,061
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	5,750	5,372
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	65,280	62,344
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	45,250	43,682
5 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	39,807	38,159
5 Wells Fargo Commercial Mortgage Trust
2017-C42	3.589%	12/15/50	17,855	17,214

5	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	6,900	6,704
5	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	55,010	54,651
5	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	5,973	5,858
5	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	28,060	28,058
5	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	22,110	22,844
5	Wells Fargo Commercial Mortgate Trust
	2018-C47	4.442%	9/15/61	32,480	33,361
5	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.739%	10/25/36	7,214	6,975
5,12	Wendys Funding LLC 2015-1A	4.080%	6/15/45	5,953	5,944
5,12	Wendys Funding LLC 2015-1A	4.497%	6/15/45	6,295	6,315
5,12	Wendys Funding LLC 2018-1	3.573%	3/15/48	6,441	6,180
5,12	Wendys Funding LLC 2018-1	3.884%	3/15/48	9,687	9,235
12	Westpac Banking Corp.	2.100%	2/25/21	2,395	2,332
5,12	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	35,485	34,888
5,12	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,719	11,944
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	10,658
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	11,743
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,112
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,407
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	24,344	23,724
5	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,830
5	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,170
5	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	21,885	22,030
5	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	14,980	15,304
5	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	15,139
5	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,507
5	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	9,930
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	6,749
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	27,830	28,427
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.700%	12/15/46	5,775	5,981
5	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	30,300	30,358
5	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	23,553	23,958
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	40,481	40,985
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	11,110	11,090
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,312
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	1,665	1,647

5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	45,230	45,036
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	6,988
5	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	11,727
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	13,000	12,905
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	10,655	10,718
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	24,615	24,360
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	2,690	2,691
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	46,983	47,676
5	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	14,684	14,500
5	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	16,040	15,766
5	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	8,670	8,521
5	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,660	3,663
5	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	41,890	41,642
5	World Omni Automobile Lease Securitization
	Trust 2018-A	2.940%	5/15/23	12,590	12,509
5	World Omni Automobile Lease Securitization
	Trust 2018-B	3.190%	12/15/21	16,570	16,545
5	World Omni Automobile Lease Securitization
	Trust 2018-B	3.300%	3/15/24	3,450	3,444
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $13,986,172)					13,738,403
Corporate Bonds (55.0%)
Finance (27.2%)
	Banking (23.3%)
12	ABN AMRO Bank NV	3.400%	8/27/21	58,200	57,857
	American Express Co.	2.200%	10/30/20	158,870	155,103
	American Express Co.	3.700%	8/3/23	137,910	136,521
	American Express Credit Corp.	2.200%	3/3/20	44,955	44,347
	American Express Credit Corp.	2.250%	5/5/21	24,988	24,267
12	ANZ New Zealand International Ltd.	2.200%	7/17/20	29,275	28,642
12	ASB Bank Ltd.	3.750%	6/14/23	39,160	38,631
12	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	124,445	123,243
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	77,968	75,165
12	Banco Santander Chile	2.500%	12/15/20	82,290	80,105
	Bank of America Corp.	2.625%	10/19/20	43,700	43,017
	Bank of America Corp.	2.625%	4/19/21	23,315	22,896
5	Bank of America Corp.	2.369%	7/21/21	170,765	167,505
5	Bank of America Corp.	2.328%	10/1/21	146,370	142,898
5	Bank of America Corp.	3.124%	1/20/23	44,075	43,101
	Bank of America Corp.	3.004%	12/20/23	102,823	99,012
	Bank of America Corp.	4.125%	1/22/24	7,295	7,347
5	Bank of America Corp.	3.550%	3/5/24	112,890	111,054
	Bank of America Corp.	3.875%	8/1/25	3,185	3,136
	Bank of New York Mellon Corp.	3.450%	8/11/23	36,240	35,907
	Bank of Nova Scotia	2.228%	12/11/19	149,005	147,491
	Bank of Nova Scotia	2.150%	7/14/20	18,590	18,265
	Bank of Nova Scotia	2.500%	1/8/21	36,955	36,260
12	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	66,200	64,674
12	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	52,970	52,211

12	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	25,495	24,803
15	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	17,600	22,225
12	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	34,855	33,474
12	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	166,195	164,535
	BB&T Corp.	2.450%	1/15/20	46,684	46,294
12	BNP Paribas SA	3.375%	1/9/25	59,150	55,315
12	BNP Paribas SA	4.400%	8/14/28	49,350	47,413
16	BPCE SA	3.223%	4/24/20	19,310	13,777
16	BPCE SA	3.500%	4/24/20	7,950	5,685
	Branch Banking & Trust Co.	2.100%	1/15/20	21,000	20,714
	Branch Banking & Trust Co.	2.250%	6/1/20	86,765	85,397
	Branch Banking & Trust Co.	2.625%	1/15/22	55,389	54,144
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	26,845	25,866
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	85,685	84,518
	Capital One Financial Corp.	3.050%	3/9/22	26,645	25,947
	Citibank NA	2.100%	6/12/20	64,165	62,964
	Citibank NA	2.125%	10/20/20	216,530	211,355
	Citibank NA	2.850%	2/12/21	262,150	257,872
	Citigroup Inc.	2.450%	1/10/20	25,170	24,930
	Citigroup Inc.	2.650%	10/26/20	68,589	67,505
	Citigroup Inc.	2.700%	3/30/21	13,175	12,912
	Citigroup Inc.	2.750%	4/25/22	63,390	61,238
5	Citigroup Inc.	4.044%	6/1/24	43,705	43,620
	Comerica Inc.	3.700%	7/31/23	97,165	96,439
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,182
12	Commonwealth Bank of Australia	2.050%	9/18/20	71,235	69,341
	Commonwealth Bank of Australia	2.400%	11/2/20	18,055	17,656
12	Commonwealth Bank of Australia	2.000%	9/6/21	60,050	57,441
12	Commonwealth Bank of Australia	2.750%	3/10/22	68,580	66,449
12	Commonwealth Bank of Australia	2.500%	9/18/22	51,168	48,872
12	Commonwealth Bank of Australia	3.450%	3/16/23	125,009	123,340
16	Commonwealth Bank of Australia	3.916%	11/5/24	14,900	10,656
	Compass Bank	2.875%	6/29/22	63,420	60,886
	Cooperatieve Rabobank UA	2.750%	1/10/23	21,070	20,210
12	Cooperatieve Rabobank UA	3.875%	9/26/23	69,600	69,173
16	Cooperatieve Rabobank UA	4.436%	7/2/25	23,650	17,061
16	Cooperatieve Rabobank UA	5.000%	7/2/25	10,800	7,838
5,12	Credit Suisse Group AG	4.207%	6/12/24	63,000	62,434
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	13,670	13,527
12	Danske Bank A/S	2.750%	9/17/20	23,273	22,857
12	Danske Bank A/S	3.875%	9/12/23	34,000	33,061
	Deutsche Bank AG	2.500%	2/13/19	7,225	7,210
	Deutsche Bank AG	3.150%	1/22/21	57,440	55,980
	Discover Bank	2.600%	11/13/18	24,412	24,411
12	DNB Bank ASA	2.125%	10/2/20	71,230	69,384
12	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	86,625	84,451
	Fifth Third Bank	2.200%	10/30/20	46,125	45,048
	Fifth Third Bank	2.250%	6/14/21	28,181	27,306
	First Republic Bank	2.500%	6/6/22	86,865	83,130
	Goldman Sachs Group Inc.	2.550%	10/23/19	52,555	52,229
	Goldman Sachs Group Inc.	2.300%	12/13/19	123,150	121,917
16	Goldman Sachs Group Inc.	3.155%	8/26/20	14,870	10,595
	Goldman Sachs Group Inc.	2.750%	9/15/20	73,455	72,542
	Goldman Sachs Group Inc.	2.600%	12/27/20	237,295	232,604
	Goldman Sachs Group Inc.	2.875%	2/25/21	143,874	141,726
	Goldman Sachs Group Inc.	2.625%	4/25/21	77,334	75,629
16	Goldman Sachs Group Inc.	3.302%	9/8/21	19,280	13,789

	Goldman Sachs Group Inc.	2.350%	11/15/21	900	866
	Goldman Sachs Group Inc.	5.750%	1/24/22	37,173	39,283
	Goldman Sachs Group Inc.	3.000%	4/26/22	93,455	91,125
5	Goldman Sachs Group Inc.	2.876%	10/31/22	90,995	88,110
5	Goldman Sachs Group Inc.	2.908%	6/5/23	151,010	145,312
17	Goldman Sachs Group Inc.	1.375%	5/15/24	30,000	34,144
	Goldman Sachs Group Inc.	3.750%	5/22/25	20,540	19,901
5	Goldman Sachs Group Inc.	3.272%	9/29/25	60,495	57,308
	HSBC Holdings plc	2.950%	5/25/21	69,510	68,344
	HSBC Holdings plc	2.650%	1/5/22	75,105	72,578
5	HSBC Holdings plc	3.262%	3/13/23	119,010	116,112
	HSBC Holdings plc	3.600%	5/25/23	6,295	6,203
5,15	HSBC Holdings plc	2.175%	6/27/23	49,857	63,334
5	HSBC Holdings plc	3.033%	11/22/23	67,585	64,980
5	HSBC Holdings plc	3.950%	5/18/24	83,652	82,815
5	HSBC Holdings plc	4.292%	9/12/26	9,725	9,573
5,15	HSBC Holdings plc	2.256%	11/13/26	9,825	12,018
5	HSBC Holdings plc	6.000%	11/22/65	10,760	9,914
5,15	HSBC Holdings plc	5.875%	9/28/46	26,005	32,971
	HSBC USA Inc.	2.750%	8/7/20	71,305	70,587
	Huntington National Bank	2.375%	3/10/20	54,920	54,264
	Huntington National Bank	2.875%	8/20/20	33,581	33,222
	Huntington National Bank	2.500%	8/7/22	55,115	52,640
	Huntington National Bank	3.550%	10/6/23	42,085	41,503
12	ICICI Bank Ltd.	4.800%	5/22/19	4,800	4,828
	ICICI Bank Ltd.	4.000%	3/18/26	10,895	10,109
12	ING Bank NV	2.500%	10/1/19	25,080	24,937
12	ING Bank NV	2.450%	3/16/20	24,430	24,107
12	ING Bank NV	2.700%	8/17/20	3,907	3,853
	ING Groep NV	3.150%	3/29/22	32,120	31,234
13	Intesa Sanpaolo SPA	3.079%	7/17/19	129,745	129,790
12	Intesa Sanpaolo SPA	3.125%	7/14/22	5,000	4,542
12	Intesa Sanpaolo SPA	3.375%	1/12/23	43,900	39,659
12	Intesa Sanpaolo SPA	3.875%	7/14/27	25,201	20,827
	JPMorgan Chase & Co.	2.250%	1/23/20	48,138	47,449
	JPMorgan Chase & Co.	2.750%	6/23/20	118,678	117,545
	JPMorgan Chase & Co.	4.250%	10/15/20	25,589	25,981
	JPMorgan Chase & Co.	2.550%	10/29/20	120,454	118,427
	JPMorgan Chase & Co.	2.550%	3/1/21	24,825	24,345
5	JPMorgan Chase & Co.	3.514%	6/18/22	130,215	129,994
	JPMorgan Chase & Co.	2.972%	1/15/23	41,642	40,359
5	JPMorgan Chase & Co.	2.776%	4/25/23	77,650	75,104
	JPMorgan Chase & Co.	2.700%	5/18/23	16,765	16,015
5	JPMorgan Chase & Co.	3.559%	4/23/24	86,030	84,664
	JPMorgan Chase & Co.	3.125%	1/23/25	605	574
5	JPMorgan Chase & Co.	3.220%	3/1/25	80,315	77,236
	JPMorgan Chase & Co.	3.900%	7/15/25	20,450	20,177
	JPMorgan Chase & Co.	3.200%	6/15/26	38,225	35,779
5	JPMorgan Chase & Co.	3.782%	2/1/28	15,845	15,280
5	JPMorgan Chase & Co.	3.509%	1/23/29	5,695	5,326
5	JPMorgan Chase & Co.	4.005%	4/23/29	10,015	9,719
	KeyBank NA	2.500%	11/22/21	5,765	5,609
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	53,057
5	Lloyds Banking Group plc	2.907%	11/7/23	78,040	74,117
16	Lloyds Banking Group plc	3.331%	3/7/25	7,790	5,430
16	Lloyds Banking Group plc	4.000%	3/7/25	29,240	20,640
	Lloyds Banking Group plc	7.500%	12/31/49	7,825	7,863
	Macquarie Bank Ltd.	6.625%	4/7/21	6,530	6,915

5	Macquarie Group Ltd.	3.189%	11/28/23	17,040	16,300
5,12	Macquarie Group Ltd.	3.189%	11/28/23	18,141	17,354
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	34,335	33,564
13	Manufacturers & Traders Trust Co.	2.961%	12/1/21	9,755	9,725
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	14,920	14,373
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	29,613	29,211
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	19,965	19,920
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	19,000	18,626
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	142,045	136,992
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	205,565	204,126
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	66,075	64,929
12	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	40,390	40,109
12	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,132
	Mizuho Bank Ltd.	2.340%	12/4/19	185,675	183,885
	Mizuho Financial Group Inc.	2.953%	2/28/22	23,633	23,003
	Morgan Stanley	2.450%	2/1/19	36,506	36,465
	Morgan Stanley	2.650%	1/27/20	55,713	55,296
	Morgan Stanley	2.800%	6/16/20	50,742	50,279
	Morgan Stanley	2.500%	4/21/21	42,819	41,704
	Morgan Stanley	2.625%	11/17/21	172,919	167,949
	Morgan Stanley	2.750%	5/19/22	79,850	77,167
	Morgan Stanley	3.125%	1/23/23	65,955	63,978
13	Morgan Stanley	3.563%	5/8/24	31,700	32,032
	MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	29,082
12	MUFG Bank Ltd.	2.300%	3/10/19	11,750	11,729
12	MUFG Bank Ltd.	2.300%	3/5/20	78,518	77,529
12	MUFG Bank Ltd.	2.750%	9/14/20	79,000	77,412
	National Australia Bank Ltd.	1.875%	7/12/21	16,016	15,320
	National Bank of Canada	2.150%	6/12/20	39,130	38,444
	National Bank of Canada	2.200%	11/2/20	151,645	147,655
12	Nordea Bank AB	3.750%	8/30/23	30,800	30,267
5	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	19,600	19,655
	PNC Bank NA	2.300%	6/1/20	14,636	14,414
	PNC Bank NA	2.600%	7/21/20	43,010	42,466
	PNC Bank NA	2.450%	11/5/20	15,636	15,359
	PNC Bank NA	2.150%	4/29/21	14,236	13,797
	PNC Bank NA	2.550%	12/9/21	29,340	28,425
	PNC Bank NA	2.625%	2/17/22	89,020	86,531
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,396
	Regions Financial Corp.	2.750%	8/14/22	10,605	10,165
	Royal Bank of Canada	2.150%	10/26/20	201,763	197,211
	Royal Bank of Canada	3.700%	10/5/23	57,070	56,629
	Santander Holdings USA Inc.	3.700%	3/28/22	60,955	59,856
	Santander Holdings USA Inc.	3.400%	1/18/23	52,605	50,185
5	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	19,975	19,872
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	90,305	89,444
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	124,290	123,175
13	Sumitomo Mitsui Banking Corp.	2.806%	10/16/20	72,940	72,739
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	62,735	60,527
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	28,480	27,385
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	36,675	36,446
	SunTrust Bank	2.250%	1/31/20	34,185	33,780
5	SunTrust Bank	3.525%	10/26/21	48,600	48,585
	SunTrust Bank	2.450%	8/1/22	55,075	52,647
	SunTrust Banks Inc.	2.900%	3/3/21	16,407	16,162
	Svenska Handelsbanken AB	2.450%	3/30/21	62,135	60,567
	Svenska Handelsbanken AB	1.875%	9/7/21	35,465	33,850
12	Swedbank AB	2.800%	3/14/22	53,955	52,408

	Synchrony Bank	3.000%	6/15/22	60,010	57,418
	Synchrony Financial	3.000%	8/15/19	72,335	72,054
	Synchrony Financial	2.700%	2/3/20	39,200	38,676
	Synchrony Financial	3.700%	8/4/26	2,120	1,887
	Synchrony Financial	3.950%	12/1/27	17,040	14,960
	Toronto-Dominion Bank	1.900%	10/24/19	117,920	116,751
	Toronto-Dominion Bank	3.150%	9/17/20	202,915	202,635
	Toronto-Dominion Bank	3.250%	6/11/21	205,925	205,155
	Toronto-Dominion Bank	3.500%	7/19/23	117,890	117,284
	UBS AG	2.350%	3/26/20	8,300	8,185
12	UBS AG	2.200%	6/8/20	85,550	84,009
12	UBS AG	2.450%	12/1/20	171,865	168,424
12	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	9,507	9,401
12	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	40,062	39,373
12	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	23,120	22,305
12	UBS Group Funding Switzerland AG	3.491%	5/23/23	64,690	63,189
5,12	UBS Group Funding Switzerland AG	2.859%	8/15/23	53,058	50,819
5	United Overseas Bank Ltd.	3.750%	9/19/24	11,360	11,364
	US Bank NA	2.050%	10/23/20	73,201	71,409
§,18	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	2.100%	7/26/21	19,560	18,807
16,19	Wells Fargo & Co.	3.235%	7/27/21	23,240	16,634
	Wells Fargo & Co.	2.625%	7/22/22	96,200	92,307
	Wells Fargo Bank NA	2.400%	1/15/20	303,485	300,878
5	Wells Fargo Bank NA	3.325%	7/23/21	292,995	292,468
	Wells Fargo Bank NA	3.625%	10/22/21	146,400	146,481
	Wells Fargo Bank NA	3.550%	8/14/23	71,290	70,452
	Westpac Banking Corp.	2.300%	5/26/20	3,665	3,614
	Westpac Banking Corp.	2.600%	11/23/20	8,810	8,680
	Westpac Banking Corp.	2.650%	1/25/21	86,705	85,207
	Westpac Banking Corp.	2.100%	5/13/21	29,034	28,023
	Westpac Banking Corp.	2.000%	8/19/21	81,740	78,224
	Westpac Banking Corp.	2.750%	1/11/23	108,480	104,209
	Westpac Banking Corp.	3.650%	5/15/23	86,900	86,492
	Westpac Banking Corp.	3.350%	3/8/27	15,340	14,482
	Zions Bancorp NA	3.500%	8/27/21	95,550	94,884

	Brokerage (0.2%)
	Jefferies Financial Group Inc.	5.500%	10/18/23	41,260	42,643
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,852
§,18	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,417
	Stifel Financial Corp.	3.500%	12/1/20	10,695	10,593
	Stifel Financial Corp.	4.250%	7/18/24	2,880	2,860
	TD Ameritrade Holding Corp.	3.625%	4/1/25	17,515	17,108

	Finance Companies (0.4%)
	Air Lease Corp.	3.500%	1/15/22	53,495	52,567
16	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	65,910	48,607
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	98,943	95,718
12	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,030

	Insurance (2.2%)
	Aetna Inc.	2.800%	6/15/23	9,565	9,126
	Aflac Inc.	3.625%	6/15/23	3,420	3,406
12	AIG Global Funding	2.150%	7/2/20	14,635	14,342

12	AIG Global Funding	2.700%	12/15/21	13,080	12,694
	Alleghany Corp.	5.625%	9/15/20	8,890	9,201
	American International Group Inc.	2.300%	7/16/19	5,036	5,011
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	12,954	13,455
5,17	AXA SA	3.250%	5/28/49	18,900	20,705
	AXIS Specialty Finance LLC	5.875%	6/1/20	1,508	1,557
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,585
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	36,720	36,234
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,838
	Berkshire Hathaway Inc.	2.750%	3/15/23	46,376	45,026
	Brighthouse Financial Inc.	3.700%	6/22/27	6,785	5,844
	Chubb INA Holdings Inc.	2.300%	11/3/20	20,385	19,989
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,875	5,653
17	Chubb INA Holdings Inc.	2.500%	3/15/38	74,589	84,006
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	19,265	19,001
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,325	3,412
12	MassMutual Global Funding II	1.950%	9/22/20	43,160	42,132
12	MassMutual Global Funding II	2.500%	10/17/22	24,955	23,956
12	MassMutual Global Funding II	2.750%	6/22/24	24,695	23,330
12	Metropolitan Life Global Funding I	2.300%	4/10/19	21,731	21,622
12	Metropolitan Life Global Funding I	1.550%	9/13/19	18,115	17,849
12	Metropolitan Life Global Funding I	2.400%	1/8/21	149,585	146,397
12	Metropolitan Life Global Funding I	1.950%	9/15/21	19,535	18,677
12	Metropolitan Life Global Funding I	3.450%	10/9/21	77,815	77,684
12	Metropolitan Life Global Funding I	3.000%	1/10/23	11,200	10,905
12	New York Life Global Funding	1.950%	2/11/20	17,975	17,704
12	New York Life Global Funding	2.900%	1/17/24	9,918	9,522
12	Nuveen Finance LLC	2.950%	11/1/19	60,100	60,100
15	Pension Insurance Corp. plc	8.000%	11/23/26	12,160	17,933
12	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,702
12	Pricoa Global Funding I	2.200%	6/3/21	9,790	9,470
12	Pricoa Global Funding I	2.450%	9/21/22	11,600	11,106
12	Pricoa Global Funding I	3.450%	9/1/23	25,800	25,512
12	Principal Life Global Funding II	2.204%	12/11/19	216,925	214,402
12	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,234
	Progressive Corp.	3.750%	8/23/21	19,046	19,205
	Prudential Financial Inc.	7.375%	6/15/19	10,442	10,716
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,456
	Prudential Financial Inc.	4.500%	11/16/21	10,789	11,113
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	21,803
	Reinsurance Group of America Inc.	3.950%	9/15/26	11,731	11,285
12	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	52,103
12	Reliance Standard Life Global Funding II	2.375%	5/4/20	18,020	17,727
12	Reliance Standard Life Global Funding II	3.050%	1/20/21	8,275	8,150
12	Reliance Standard Life Global Funding II	3.850%	9/19/23	36,230	35,953
12	Swiss Re Treasury US Corp.	2.875%	12/6/22	9,070	8,740
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	2,975
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,349

	Real Estate Investment Trusts (1.1%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	29,635
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	42,865
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,019
	Brixmor Operating Partnership LP	3.650%	6/15/24	23,350	22,392
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,895	5,629
	Brixmor Operating Partnership LP	4.125%	6/15/26	32,938	31,452
	Camden Property Trust	2.950%	12/15/22	4,035	3,915
	Camden Property Trust	4.875%	6/15/23	2,400	2,500

	Camden Property Trust	4.250%	1/15/24	5,900	5,962
	Camden Property Trust	3.500%	9/15/24	1,785	1,743
	Camden Property Trust	4.100%	10/15/28	13,085	12,990
	DDR Corp.	3.625%	2/1/25	2,951	2,784
	DDR Corp.	4.250%	2/1/26	13,025	12,629
	Digital Realty Trust LP	3.400%	10/1/20	22,047	21,968
	Digital Realty Trust LP	3.950%	7/1/22	34,798	34,934
15	Digital Stout Holding LLC	4.250%	1/17/25	5,985	8,231
	ERP Operating LP	2.375%	7/1/19	4,875	4,853
	ERP Operating LP	4.750%	7/15/20	2,349	2,394
	Federal Realty Investment Trust	2.550%	1/15/21	9,351	9,154
12	Goodman Australia Industrial Fund	3.400%	9/30/26	17,000	15,650
	HCP Inc.	2.625%	2/1/20	12,357	12,229
	HCP Inc.	4.250%	11/15/23	7,420	7,389
	HCP Inc.	4.200%	3/1/24	7,815	7,754
	HCP Inc.	3.400%	2/1/25	11,470	10,766
	HCP Inc.	4.000%	6/1/25	8,880	8,625
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	14,635	14,120
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	12,873
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	9,850	9,120
	Liberty Property LP	4.750%	10/1/20	10,940	11,145
	Liberty Property LP	3.750%	4/1/25	3,575	3,450
	Realty Income Corp.	5.750%	1/15/21	3,905	4,067
	Realty Income Corp.	3.250%	10/15/22	63,430	62,404
	Realty Income Corp.	3.875%	4/15/25	19,295	19,030
	Realty Income Corp.	4.125%	10/15/26	19,045	18,899
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,146
	Simon Property Group LP	4.375%	3/1/21	7,375	7,516
	Simon Property Group LP	2.350%	1/30/22	12,290	11,833
	Ventas Realty LP	3.500%	2/1/25	3,330	3,162
	VEREIT Operating Partnership LP	3.000%	2/6/19	22,495	22,487
	VEREIT Operating Partnership LP	4.625%	11/1/25	63,600	62,945
	VEREIT Operating Partnership LP	4.875%	6/1/26	4,445	4,438
	VEREIT Operating Partnership LP	3.950%	8/15/27	185	172
	Welltower Inc.	4.125%	4/1/19	46,860	46,955
					15,957,022
Industrial (23.9%)
	Basic Industry (0.9%)
12	Air Liquide Finance SA	1.375%	9/27/19	44,940	44,210
12	Air Liquide Finance SA	1.750%	9/27/21	110,530	105,293
12	Air Liquide Finance SA	2.250%	9/27/23	8,407	7,891
	Airgas Inc.	2.375%	2/15/20	14,825	14,695
12	Chevron Phillips Chemical Co. LLC / Chevron
	Phillips Chemical Co. LP	3.300%	5/1/23	60,938	59,928
	Dow Chemical Co.	8.550%	5/15/19	7,610	7,833
	EI du Pont de Nemours & Co.	2.200%	5/1/20	148,491	146,624
16	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	4,160	2,983
	International Flavors & Fragrances Inc.	3.400%	9/25/20	15,560	15,538
	Nutrien Ltd.	6.750%	1/15/19	32,735	32,973
	Nutrien Ltd.	6.500%	5/15/19	14,181	14,426
	Nutrien Ltd.	4.875%	3/30/20	6,160	6,273
	WestRock MWV LLC	7.375%	9/1/19	23,265	24,029
	WestRock RKT Co.	4.450%	3/1/19	11,114	11,171
	WestRock RKT Co.	4.900%	3/1/22	2,745	2,837
	WestRock RKT Co.	4.000%	3/1/23	21,986	22,095

	Capital Goods (1.5%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	8,400	8,635
12	Berry Global Inc.	4.500%	2/15/26	7,875	7,363
	Caterpillar Financial Services Corp.	1.800%	11/13/18	25,314	25,307
	Caterpillar Financial Services Corp.	1.900%	3/22/19	11,936	11,868
	Caterpillar Financial Services Corp.	1.850%	9/4/20	9,755	9,522
	Caterpillar Financial Services Corp.	2.400%	6/6/22	7,020	6,790
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	21,242
	CNH Industrial Capital LLC	3.375%	7/15/19	16,065	16,065
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,911
	CNH Industrial Capital LLC	4.200%	1/15/24	16,825	16,631
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,200	6,351
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,438
	Embraer SA	5.150%	6/15/22	9,350	9,685
	General Electric Co.	6.000%	8/7/19	30,727	31,436
	General Electric Co.	2.700%	10/9/22	12,686	12,031
17	General Electric Co.	2.125%	5/17/37	23,425	22,552
5	General Electric Co.	5.000%	12/31/49	509,329	469,856
12	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	15,205	15,281
	John Deere Capital Corp.	2.375%	7/14/20	41,528	40,957
	John Deere Capital Corp.	2.450%	9/11/20	43,491	42,890
	Johnson Controls International plc	3.750%	12/1/21	5,032	5,045
	Raytheon Co.	4.400%	2/15/20	2,070	2,103
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	4,713	4,707
20	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	6,178	6,209
	Spirit AeroSystems Inc.	4.600%	6/15/28	20,670	20,255
	Textron Inc.	7.250%	10/1/19	12,114	12,544
	United Rentals North America Inc.	4.625%	7/15/23	27,718	27,476
	United Rentals North America Inc.	5.500%	5/15/27	5,810	5,505
	United Rentals North America Inc.	4.875%	1/15/28	3,320	2,988

	Communication (3.9%)
	America Movil SAB de CV	5.000%	10/16/19	19,268	19,523
	America Movil SAB de CV	5.000%	3/30/20	52,683	53,735
	AT&T Inc.	5.800%	2/15/19	27,420	27,654
	AT&T Inc.	5.875%	10/1/19	62,076	63,652
	AT&T Inc.	5.200%	3/15/20	14,209	14,547
	CBS Corp.	2.300%	8/15/19	1,980	1,970
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	3.579%	7/23/20	92,937	92,893
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.500%	2/1/24	100,729	100,610
	Comcast Corp.	5.150%	3/1/20	13,900	14,236
	Comcast Corp.	3.300%	10/1/20	172,150	171,752
	Comcast Corp.	3.450%	10/1/21	179,945	179,743
	Comcast Corp.	1.625%	1/15/22	4,400	4,157
	Comcast Corp.	3.125%	7/15/22	42,660	42,015
	Comcast Corp.	3.000%	2/1/24	24,250	23,397
	Comcast Corp.	3.700%	4/15/24	222,383	220,533
	Comcast Corp.	3.375%	8/15/25	43,240	41,573
	Comcast Corp.	3.950%	10/15/25	46,375	46,095
	Crown Castle International Corp.	3.400%	2/15/21	38,418	38,116
	Crown Castle International Corp.	2.250%	9/1/21	4,700	4,520
	Crown Castle International Corp.	4.875%	4/15/22	11,800	12,140
	Discovery Communications LLC	2.200%	9/20/19	24,315	24,120
12	Discovery Communications LLC	2.750%	11/15/19	16,550	16,429

	Interpublic Group of Cos. Inc.	3.500%	10/1/20	15,560	15,538
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	43,765	43,691
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	7,300	6,901
12	NBCUniversal Enterprise Inc.	1.974%	4/15/19	86,650	86,312
	NBCUniversal Media LLC	5.150%	4/30/20	29,427	30,256
	NBCUniversal Media LLC	4.375%	4/1/21	48,180	49,213
	NBCUniversal Media LLC	2.875%	1/15/23	23,890	23,044
	Omnicom Group Inc / Omnicom Capital Inc	6.250%	7/15/19	5,860	5,988
	Orange SA	2.750%	2/6/19	29,240	29,223
	Qwest Corp.	6.750%	12/1/21	19,624	20,564
12	SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,556
12	Sirius XM Radio Inc.	6.000%	7/15/24	18,825	19,249
12	Sky plc	2.625%	9/16/19	12,200	12,108
	T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,754
	T-Mobile USA Inc.	6.500%	1/15/24	10,710	11,085
	T-Mobile USA Inc.	4.500%	2/1/26	8,080	7,555
16	Telstra Corp. Ltd.	7.750%	7/15/20	14,600	11,201
	Time Warner Cable LLC	8.750%	2/14/19	18,305	18,594
	Time Warner Cable LLC	8.250%	4/1/19	23,445	23,941
	Verizon Communications Inc.	3.450%	3/15/21	65,417	65,518
	Verizon Communications Inc.	3.500%	11/1/21	54,413	54,351
	Verizon Communications Inc.	2.946%	3/15/22	70,720	69,211
	Verizon Communications Inc.	3.125%	3/16/22	154,084	151,807
	Verizon Communications Inc.	2.450%	11/1/22	8,249	7,874
	Verizon Communications Inc.	5.150%	9/15/23	78,805	83,550
	Verizon Communications Inc.	4.150%	3/15/24	10,600	10,735
	Verizon Communications Inc.	3.500%	11/1/24	19,785	19,341
	Verizon Communications Inc.	3.376%	2/15/25	5,662	5,466
	Viacom Inc.	5.625%	9/15/19	3,195	3,265
	Viacom Inc.	4.500%	3/1/21	7,050	7,163
	Viacom Inc.	3.875%	12/15/21	13,255	13,222
	Viacom Inc.	4.250%	9/1/23	21,230	21,227
	Viacom Inc.	5.850%	9/1/43	29,680	29,490
	Vodafone Group plc	4.125%	5/30/25	43,695	42,796

	Consumer Cyclical (3.7%)
12	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	16,190	16,048
	Alibaba Group Holding Ltd.	2.500%	11/28/19	9,314	9,258
12	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	56,977
	American Axle & Manufacturing Inc.	7.750%	11/15/19	2,904	3,006
	American Honda Finance Corp.	2.250%	8/15/19	41,660	41,411
	American Honda Finance Corp.	3.000%	6/16/20	55,250	55,127
	American Honda Finance Corp.	1.950%	7/20/20	14,640	14,336
	American Honda Finance Corp.	2.450%	9/24/20	16,675	16,437
	American Honda Finance Corp.	3.375%	12/10/21	97,000	96,901
	American Honda Finance Corp.	3.450%	7/14/23	29,280	29,178
	American Honda Finance Corp.	3.625%	10/10/23	112,000	112,006
	AutoZone Inc.	2.875%	1/15/23	4,544	4,349
12	BMW US Capital LLC	3.250%	8/14/20	54,200	54,138
12	BMW US Capital LLC	3.100%	4/12/21	4,621	4,577
12	BMW US Capital LLC	3.450%	4/12/23	92,250	90,927
12	BMW US Capital LLC	3.750%	4/12/28	8,800	8,488
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,524
	Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,130
16	Ford Motor Credit Co. LLC	3.588%	6/2/20	17,762	12,664
	Ford Motor Credit Co. LLC	5.750%	2/1/21	11,559	11,856
	Ford Motor Credit Co. LLC	2.979%	8/3/22	8,780	8,239
	General Motors Co.	4.875%	10/2/23	19,804	20,040

	General Motors Financial Co. Inc.	3.100%	1/15/19	5,220	5,219
	General Motors Financial Co. Inc.	3.500%	7/10/19	29,234	29,274
	General Motors Financial Co. Inc.	2.450%	11/6/20	9,850	9,576
	General Motors Financial Co. Inc.	3.700%	11/24/20	29,280	29,202
	General Motors Financial Co. Inc.	4.200%	3/1/21	44,231	44,436
	General Motors Financial Co. Inc.	3.200%	7/6/21	63,607	62,039
	General Motors Financial Co. Inc.	4.375%	9/25/21	49,030	49,485
	General Motors Financial Co. Inc.	3.450%	1/14/22	42,190	41,151
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	15,430
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	4,701
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	18,669
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,461	10,080
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,107	8,977
	General Motors Financial Co. Inc.	3.950%	4/13/24	14,750	14,141
	General Motors Financial Co. Inc.	3.500%	11/7/24	31,200	29,009
	General Motors Financial Co. Inc.	4.350%	4/9/25	18,900	18,154
12	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	73,515	73,366
12	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	67,134	66,624
12	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	62,102	61,022
12	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	69,387	68,033
12	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,126
12	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	41,944	39,786
12	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	26,785	25,950
12	Hyundai Capital America	3.100%	4/5/22	5,150	4,979
15	Jaguar Land Rover Automotive plc	5.000%	2/15/22	9,141	11,401
	Lowe's Cos Inc.	1.150%	4/15/19	12,150	12,065
	Lowe's Cos. Inc.	4.625%	4/15/20	19,120	19,387
	Macy's Retail Holdings Inc.	3.450%	1/15/21	14,640	14,492
	Mastercard Inc.	2.000%	4/1/19	9,620	9,578
	McDonald's Corp.	2.100%	12/7/18	11,710	11,703
12	Nissan Motor Acceptance Corp.	2.000%	3/8/19	32,910	32,819
12	Nissan Motor Acceptance Corp.	1.550%	9/13/19	2,365	2,327
12	Nissan Motor Acceptance Corp.	2.550%	3/8/21	6,380	6,219
12	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,375
12	Nissan Motor Acceptance Corp.	3.650%	9/21/21	30,750	30,782
12	Nissan Motor Acceptance Corp.	3.875%	9/21/23	65,525	65,440
	PACCAR Financial Corp.	2.500%	8/14/20	2,930	2,893
	TJX Cos. Inc.	2.750%	6/15/21	34,695	34,219
	TJX Cos. Inc.	2.500%	5/15/23	6,245	5,972
	Toyota Motor Corp.	3.183%	7/20/21	52,000	51,987
	Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,508
	Toyota Motor Credit Corp.	2.125%	7/18/19	104,075	103,545
	Toyota Motor Credit Corp.	2.200%	1/10/20	48,655	48,180
	Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,488
	Toyota Motor Credit Corp.	2.750%	5/17/21	11,710	11,548
	Toyota Motor Credit Corp.	3.400%	9/15/21	9,683	9,709
	Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	6,826
	Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	96,289
	Visa Inc.	2.800%	12/14/22	21,570	21,130
17	Volkswagen Leasing GmbH	1.000%	2/16/23	53,736	60,134
	Walmart Inc.	2.350%	12/15/22	30,910	29,679
	Walmart Inc.	3.400%	6/26/23	19,800	19,687

	Consumer Noncyclical (4.4%)
	Altria Group Inc.	9.250%	8/6/19	69,792	73,162
	Altria Group Inc.	4.750%	5/5/21	40,225	41,432
	Altria Group Inc.	2.850%	8/9/22	20,891	20,311
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,173

	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	306,806	300,685
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	11,750	11,132
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	72,170	70,367
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	21,145	21,925
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	25,250	23,988
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	82,887	80,792
12	Aramark Services Inc.	5.000%	2/1/28	4,045	3,833
	AstraZeneca plc	3.500%	8/17/23	73,000	71,814
12	BAT Capital Corp.	3.222%	8/15/24	68,335	64,493
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	34,149
	Becton Dickinson & Co.	3.363%	6/6/24	24,825	23,710
	Campbell Soup Co.	3.650%	3/15/23	132,400	128,571
	Campbell Soup Co.	3.950%	3/15/25	10,230	9,741
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	9,800	9,788
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,728
	Conagra Brands Inc.	3.800%	10/22/21	48,620	48,660
	Conagra Brands Inc.	4.300%	5/1/24	29,245	29,310
	CVS Health Corp.	2.250%	12/5/18	19,520	19,509
	CVS Health Corp.	3.350%	3/9/21	161,200	160,400
	CVS Health Corp.	3.700%	3/9/23	290,475	286,632
	Dignity Health California GO	2.637%	11/1/19	2,000	1,988
	Express Scripts Holding Co.	2.600%	11/30/20	40,693	39,873
	Express Scripts Holding Co.	4.750%	11/15/21	32,200	33,162
	Express Scripts Holding Co.	3.900%	2/15/22	22,400	22,465
	Express Scripts Holding Co.	3.050%	11/30/22	5,335	5,153
	Express Scripts Holding Co.	3.000%	7/15/23	43,800	41,986
	Express Scripts Holding Co.	3.500%	6/15/24	33,000	31,912
16	FBG Finance Pty Ltd.	3.750%	8/7/20	18,740	13,538
	Gilead Sciences Inc.	1.850%	9/20/19	28,785	28,554
	Gilead Sciences Inc.	4.400%	12/1/21	6,610	6,778
	Gilead Sciences Inc.	2.500%	9/1/23	9,725	9,174
	Gilead Sciences Inc.	3.700%	4/1/24	44,158	43,871
12	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,353
	HCA Inc.	4.250%	10/15/19	23,157	23,244
	HCA Inc.	6.500%	2/15/20	21,455	22,152
	HCA Inc.	5.875%	3/15/22	4,880	5,100
12	Hologic Inc.	4.375%	10/15/25	14,000	13,125
12	Keurig Dr Pepper Inc.	3.551%	5/25/21	97,445	96,949
	Kroger Co.	6.800%	12/15/18	5,950	5,977
	Kroger Co.	2.000%	1/15/19	14,700	14,678
	Kroger Co.	2.300%	1/15/19	31,250	31,221
	Kroger Co.	6.150%	1/15/20	17,950	18,555
	Kroger Co.	2.600%	2/1/21	39,050	38,271
	Kroger Co.	2.950%	11/1/21	30,288	29,607
	Kroger Co.	2.800%	8/1/22	13,900	13,374
	McKesson Corp.	2.284%	3/15/19	34,250	34,208
	Medtronic Inc.	2.500%	3/15/20	31,135	30,867
	Newell Brands Inc.	2.600%	3/29/19	3,286	3,278
12	Pernod Ricard SA	5.750%	4/7/21	4,850	5,075
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	338	329
	Pharmacia LLC	6.500%	12/1/18	8,300	8,326
12	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	97,170	92,681
12	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	14,964	14,031
	Reynolds American Inc.	8.125%	6/23/19	53,388	55,061
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	79,748	78,819
	Stryker Corp.	2.000%	3/8/19	9,850	9,825
	Tenet Healthcare Corp.	4.750%	6/1/20	1,945	1,945

	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	33,600	31,331
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	79,333	78,437

	Energy (5.0%)
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	33,520	34,149
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	31,634	30,843
	Apache Corp.	3.625%	2/1/21	7,780	7,782
	Baker Hughes a GE Co. LLC / Baker Hughes
	Co-Obligor Inc.	2.773%	12/15/22	158,124	152,194
	BP Capital Markets plc	4.750%	3/10/19	50,286	50,656
	BP Capital Markets plc	1.676%	5/3/19	10,250	10,200
	BP Capital Markets plc	2.237%	5/10/19	42,131	41,954
	BP Capital Markets plc	2.521%	1/15/20	42,059	41,743
	BP Capital Markets plc	2.315%	2/13/20	145,285	143,825
	BP Capital Markets plc	4.500%	10/1/20	147,790	150,966
	BP Capital Markets plc	4.742%	3/11/21	79,153	81,513
	BP Capital Markets plc	3.062%	3/17/22	29,265	28,838
	BP Capital Markets plc	3.245%	5/6/22	32,095	31,771
	BP Capital Markets plc	2.520%	9/19/22	20,225	19,367
	BP Capital Markets plc	2.500%	11/6/22	30,096	28,844
	BP Capital Markets plc	2.750%	5/10/23	13,013	12,538
	BP Capital Markets plc	3.216%	11/28/23	21,055	20,498
	Cenovus Energy Inc.	5.700%	10/15/19	94,961	96,504
	Cenovus Energy Inc.	3.000%	8/15/22	17,645	16,873
	Continental Resources Inc.	5.000%	9/15/22	57,368	57,798
	Continental Resources Inc.	4.500%	4/15/23	19,939	20,004
	Continental Resources Inc.	3.800%	6/1/24	51,325	49,400
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	21,500	21,351
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	11,700	11,537
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	12,419
	Enbridge Energy Partners LP	4.375%	10/15/20	975	987
5,13	Enbridge Energy Partners LP	6.194%	10/1/77	1,860	1,844
	Energy Transfer Operating LP	4.150%	10/1/20	39,715	40,126
	Energy Transfer Operating LP	4.650%	6/1/21	13,760	14,000
	Energy Transfer Operating LP	5.200%	2/1/22	32,447	33,536
	Energy Transfer Operating LP	4.250%	3/15/23	4,866	4,817
	Energy Transfer Operating LP	4.200%	9/15/23	38,940	38,611
12	Eni SPA	4.000%	9/12/23	124,392	122,265
	Enterprise Products Operating LLC	2.550%	10/15/19	1,460	1,453
	Enterprise Products Operating LLC	5.200%	9/1/20	29,415	30,306
	Enterprise Products Operating LLC	3.500%	2/1/22	66,140	65,840
	EQT Corp.	2.500%	10/1/20	29,300	28,568
	EQT Corp.	4.875%	11/15/21	1,995	2,042
	EQT Corp.	3.000%	10/1/22	72,296	69,361
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,050	2,048
	Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,285	5,362
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	39,327	40,949
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	32,665	33,933
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	4,875	5,018
	Kinder Morgan Inc.	3.050%	12/1/19	1,760	1,757
	Kinder Morgan Inc.	3.150%	1/15/23	12,050	11,624
	Marathon Oil Corp.	2.700%	6/1/20	6,810	6,721
12	Marathon Petroleum Corp.	4.750%	12/15/23	18,500	19,055
	Nabors Industries Inc.	5.000%	9/15/20	9,800	9,924

	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.750%	9/1/20	8,167	8,412
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	26,307	27,655
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	8,500	8,755
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	29,482	29,629
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	73,981	76,478
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	2,318	2,466
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	58,670	61,750
12	Schlumberger Holdings Corp.	2.350%	12/21/18	2,150	2,149
	Shell International Finance BV	2.000%	11/15/18	15,675	15,672
	Shell International Finance BV	2.125%	5/11/20	53,700	52,961
	Shell International Finance BV	2.250%	11/10/20	19,510	19,156
	Shell International Finance BV	1.875%	5/10/21	73,830	71,337
	Shell International Finance BV	1.750%	9/12/21	23,600	22,602
	Shell International Finance BV	2.250%	1/6/23	47,415	45,087
	Shell International Finance BV	3.250%	5/11/25	14,000	13,481
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,395	6,437
13	Spectra Energy Partners LP	3.016%	6/5/20	97,570	97,820
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	5,917	5,980
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	8,289	10,083
	Total Capital International SA	2.125%	1/10/19	47,850	47,816
	Total Capital International SA	2.875%	2/17/22	30,553	30,010
	Total Capital SA	4.450%	6/24/20	54,215	55,130
	Total Capital SA	4.250%	12/15/21	19,525	20,010
	TransCanada PipeLines Ltd.	3.125%	1/15/19	24,385	24,401
	TransCanada PipeLines Ltd.	2.125%	11/15/19	133,475	131,963
13	TransCanada PipeLines Ltd.	2.589%	11/15/19	130,065	130,234
	TransCanada PipeLines Ltd.	2.500%	8/1/22	14,125	13,497
	Western Gas Partners LP	5.500%	8/15/48	6,440	5,767
	Williams Cos. Inc.	5.250%	3/15/20	68,835	70,387
	Williams Cos. Inc.	4.125%	11/15/20	6,402	6,458
	Williams Cos. Inc.	4.000%	11/15/21	11,585	11,631
	Williams Cos. Inc.	3.600%	3/15/22	21,954	21,595
	Williams Cos. Inc.	3.350%	8/15/22	4,875	4,746
	Williams Cos. Inc.	4.550%	6/24/24	8,865	8,924

	Other Industrial (0.5%)
17	Aroundtown SA	1.875%	1/19/26	15,800	17,281
15	Aroundtown SA	3.000%	10/16/29	23,706	28,595
12	CK Hutchison International 17 Ltd.	2.250%	9/29/20	95,155	92,899
12	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	118,427	120,797

	Technology (3.0%)
	Apple Inc.	1.550%	8/4/21	9,000	8,611
	Apple Inc.	2.150%	2/9/22	19,500	18,814
	Apple Inc.	2.500%	2/9/22	106,447	103,718
	Apple Inc.	2.400%	1/13/23	56,570	54,302
	Apple Inc.	2.400%	5/3/23	15,145	14,454
	Apple Inc.	3.000%	2/9/24	8,405	8,159
	Apple Inc.	3.450%	5/6/24	25,349	25,119
	Apple Inc.	2.850%	5/11/24	75,370	72,000
	Apple Inc.	2.750%	1/13/25	48,730	46,188
	Applied Materials Inc.	2.625%	10/1/20	23,420	23,118
	Baidu Inc.	2.750%	6/9/19	17,575	17,509

	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.375%	1/15/20	38,020	37,575
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.200%	1/15/21	11,720	11,325
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	72,789	70,590
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	39,050	36,705
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	17,806	17,087
12	Dell International LLC / EMC Corp.	5.450%	6/15/23	127,226	131,522
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	27,105	27,139
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	150,737	151,991
	DXC Technology Co.	2.875%	3/27/20	26,340	26,093
	DXC Technology Co.	4.250%	4/15/24	19,495	19,426
17	DXC Technology Co.	1.750%	1/15/26	24,000	26,714
12	First Data Corp.	7.000%	12/1/23	41,273	42,769
12	Hewlett Packard Enterprise Co.	2.100%	10/4/19	95,065	94,219
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	40,957	40,953
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	24,250	24,722
	Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	28,921
	Microsoft Corp.	2.400%	2/6/22	33,215	32,334
	Microsoft Corp.	2.875%	2/6/24	66,555	64,559
12	MSCI Inc.	5.250%	11/15/24	47,664	47,902
	Oracle Corp.	2.500%	10/15/22	24,400	23,477
	Oracle Corp.	2.625%	2/15/23	55,752	53,731
	Oracle Corp.	3.625%	7/15/23	8,000	8,017
	Oracle Corp.	2.400%	9/15/23	27,063	25,573
	Oracle Corp.	2.950%	11/15/24	63,255	60,400
	QUALCOMM Inc.	2.600%	1/30/23	81,650	78,046
	QUALCOMM Inc.	2.900%	5/20/24	9,750	9,243
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,643
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,275
	Tyco Electronics Group SA	4.875%	1/15/21	2,020	2,078
	Tyco Electronics Group SA	3.500%	2/3/22	15,220	15,199
	Tyco Electronics Group SA	3.450%	8/1/24	9,347	9,097
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	13,033
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	18,906
	VMware Inc.	2.300%	8/21/20	29,350	28,657
	VMware Inc.	2.950%	8/21/22	39,030	37,220
	Xilinx Inc.	2.125%	3/15/19	19,555	19,516

	Transportation (1.0%)
12	Air Canada	7.750%	4/15/21	45,191	48,354
5,12	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	6,375	6,509
16	Asciano Finance Ltd.	5.400%	5/12/27	14,270	10,472
16	Aurizon Network Pty Ltd.	5.750%	10/28/20	19,570	14,602
16	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	6,601
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	2,126	2,201
5	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	19,328	20,198
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,840	1,870

5,21	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	22,072	23,266
5	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	36,052	38,988
5	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	6,838	7,475
5	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	14,606	15,166
5	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	2,585	2,594
5	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	1,484	1,503
	Delta Air Lines Inc.	2.875%	3/13/20	38,060	37,743
	Delta Air Lines Inc.	3.400%	4/19/21	109,105	108,035
	Delta Air Lines Inc.	3.800%	4/19/23	97,465	95,180
12	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,644
5,12	Heathrow Funding Ltd.	4.875%	7/15/23	29,550	30,324
16	Qantas Airways Ltd.	7.500%	6/11/21	15,560	12,190
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	10,275	10,762
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	3,591	3,767
5	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	10,566	10,467
5	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	44,884	42,880
5	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	16,148	16,884
5	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	6,053	6,426
					13,984,162
Utilities (3.9%)
	Electric (3.6%)
	Alabama Power Co.	3.375%	10/1/20	21,260	21,256
	American Electric Power Co. Inc.	2.150%	11/13/20	42,780	41,661
	Arizona Public Service Co.	8.750%	3/1/19	29,145	29,708
	Baltimore Gas & Electric Co.	3.500%	11/15/21	9,535	9,527
	Baltimore Gas & Electric Co.	2.800%	8/15/22	3,555	3,445
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,102
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	26,020	25,496
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	50,295	48,807
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	24,240	24,324
	CenterPoint Energy Inc.	3.600%	11/1/21	39,595	39,503
	CenterPoint Energy Inc.	3.850%	2/1/24	43,770	43,702
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,834
	Commonwealth Edison Co.	4.000%	8/1/20	27,778	28,069
	Connecticut Light & Power Co.	5.500%	2/1/19	11,695	11,764
	Constellation Energy Group Inc.	5.150%	12/1/20	17,959	18,387
	Dominion Energy Inc.	1.875%	1/15/19	33,170	33,100
	Dominion Energy Inc.	5.200%	8/15/19	4,175	4,254
12,13	Dominion Energy Inc.	2.721%	12/1/20	195,160	194,920
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,930	5,988
	Duke Energy Progress LLC	5.300%	1/15/19	2,980	2,994
	Edison International	2.400%	9/15/22	5,375	5,060
12	EDP Finance BV	4.125%	1/15/20	47,918	48,097
12	EDP Finance BV	5.250%	1/14/21	59,720	61,147
12	EDP Finance BV	3.625%	7/15/24	23,905	22,644
	Emera US Finance LP	2.150%	6/15/19	19,105	18,987
	Emera US Finance LP	2.700%	6/15/21	39,324	38,136
12	Enel Finance International NV	2.875%	5/25/22	132,720	125,006
12	Enel Finance International NV	4.250%	9/14/23	75,750	73,818

	Exelon Corp.	2.850%	6/15/20	29,290	28,963
	Exelon Corp.	2.450%	4/15/21	8,638	8,381
	Exelon Corp.	3.497%	6/1/22	7,263	7,082
	Exelon Generation Co. LLC	2.950%	1/15/20	57,215	56,829
	FirstEnergy Corp.	2.850%	7/15/22	77,498	74,499
	FirstEnergy Corp.	4.250%	3/15/23	27,693	27,952
12	FirstEnergy Transmission LLC	4.350%	1/15/25	21,743	21,825
	Fortis Inc.	2.100%	10/4/21	22,465	21,400
	Georgia Power Co.	2.000%	9/8/20	50,060	48,808
	Georgia Power Co.	2.400%	4/1/21	50,514	49,215
	ITC Holdings Corp.	2.700%	11/15/22	29,250	27,936
12	Kallpa Generacion SA	4.125%	8/16/27	8,100	7,459
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	13,517
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	2,011	2,011
	National Rural Utilities Cooperative Finance
	Corp.	1.500%	11/1/19	3,900	3,837
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	27,320	26,901
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	11,014	12,395
	Pacific Gas & Electric Co.	3.500%	10/1/20	121,069	120,966
	Pacific Gas & Electric Co.	4.250%	5/15/21	16,350	16,538
	Pacific Gas & Electric Co.	3.250%	9/15/21	58,129	57,265
	PacifiCorp	5.500%	1/15/19	4,630	4,655
	Pinnacle West Capital Corp.	2.250%	11/30/20	60,500	58,920
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,071
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,065
	Puget Energy Inc.	6.500%	12/15/20	15,190	16,028
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,369
	Puget Energy Inc.	5.625%	7/15/22	28,065	29,513
	Southern California Edison Co.	2.900%	3/1/21	39,815	39,275
	Southern Co.	1.850%	7/1/19	72,290	71,791
	Southern Co.	2.150%	9/1/19	14,449	14,346
	Southern Co.	2.750%	6/15/20	48,140	47,564
	Southern Co.	2.350%	7/1/21	76,255	73,683
	Southern Power Co.	1.950%	12/15/19	32,735	32,382
16	Victoria Power Networks Finance Pty Ltd.	2.220%	1/17/22	7,300	5,060
	Virginia Electric & Power Co.	3.450%	9/1/22	15,835	15,770
	Western Massachusetts Electric Co.	3.500%	9/15/21	6,985	6,971

	Natural Gas (0.3%)
12	Engie SA	2.875%	10/10/22	7,269	7,100
13	Sempra Energy	2.686%	7/15/19	82,915	82,865
	Sempra Energy	2.400%	2/1/20	58,530	57,802
	Sempra Energy	2.400%	3/15/20	10,265	10,124
	Sempra Energy	2.850%	11/15/20	9,770	9,624
	Sempra Energy	2.900%	2/1/23	16,585	15,945
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,136

	Other Utility (0.0%)
16	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	6,190	4,439
16	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	3,270	2,340
					2,287,353
Total Corporate Bonds (Cost $32,864,163)					32,228,537
Sovereign Bonds (8.1%)
12	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	4,600	4,558
12	Arab Petroleum Investments Corp.	4.125%	9/18/23	15,718	15,718

	Arab Republic of Egypt	6.125%	1/31/22	2,985	2,951
17	Arab Republic of Egypt	4.750%	4/16/26	6,000	6,367
17	Argentine Republic	3.875%	1/15/22	14,400	14,552
	Argentine Republic	5.625%	1/26/22	19,095	17,138
	Argentine Republic	4.625%	1/11/23	7,700	6,507
17	Argentine Republic	3.375%	1/15/23	16,309	15,388
	Argentine Republic	6.875%	1/26/27	5,515	4,572
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,734
12	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	10,893
12	Banco do Brasil SA	4.625%	1/15/25	8,000	7,516
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	48,800	49,590
12	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,623
12	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	16,634
12	Bermuda	5.603%	7/20/20	19,045	19,669
	Bermuda	5.603%	7/20/20	13,615	14,003
12	Bermuda	4.138%	1/3/23	6,000	6,028
12	Bermuda	4.854%	2/6/24	5,800	5,968
12	BNG Bank NV	2.125%	12/14/20	36,883	36,177
12	BOC Aviation Ltd.	2.375%	9/15/21	14,650	13,972
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	19,500	19,231
12	CDP Financial Inc.	4.400%	11/25/19	51,960	52,701
12	CDP Financial Inc.	3.150%	7/24/24	24,580	24,094
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	7,000	7,032
5	City of Buenos Aires	8.950%	2/19/21	7,410	7,463
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	6,100	6,016
12	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,728
	CNPC General Capital Ltd.	2.700%	11/25/19	8,000	7,932
	Corp. Andina de Fomento	2.200%	7/18/20	65,526	64,117
	Corp. Andina de Fomento	2.125%	9/27/21	31,495	30,167
	Corp. Andina de Fomento	4.375%	6/15/22	30,472	31,231
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	1,989
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	9,500	9,645
12	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	4,897
12	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	9,896	9,947
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	18,415	18,423
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	9,269	8,954
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	8,800	8,899
12	CPPIB Capital Inc.	1.250%	9/20/19	78,037	76,925
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	2,705	2,650
12,22	Dexia Credit Local SA	2.250%	1/30/19	48,775	48,715
12	Dexia Credit Local SA	2.500%	1/25/21	97,550	95,985
12,22	Dexia Credit Local SA	1.875%	9/15/21	9,765	9,389
12	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,585
	Dominican Republic	6.600%	1/28/24	4,125	4,302
	Ecopetrol SA	7.625%	7/23/19	39,000	40,131
12	Electricite de France SA	2.150%	1/22/19	34,190	34,136
12	Electricite de France SA	4.500%	9/21/28	97,255	93,973
	Emirate of Abu Dhabi	3.125%	10/11/27	41,730	38,719
5,12	Empresa Nacional del Petroleo	5.250%	11/6/29	22,460	22,292
5,12	ENA Norte Trust	4.950%	4/25/28	1,331	1,321
	Equinor ASA	2.250%	11/8/19	19,500	19,340
	Equinor ASA	2.900%	11/8/20	10,000	9,939
	Equinor ASA	3.150%	1/23/22	2,000	1,983
	Export-Import Bank of China	2.500%	7/31/19	6,395	6,353
	Export-Import Bank of India	2.750%	4/1/20	3,870	3,811
	Export-Import Bank of India	2.750%	8/12/20	5,317	5,205
13	Export-Import Bank of Korea	3.011%	5/26/19	11,506	11,530

	Export-Import Bank of Korea	2.375%	8/12/19	14,980	14,866
	Export-Import Bank of Korea	1.500%	10/21/19	56,405	55,325
13	Export-Import Bank of Korea	2.929%	10/21/19	4,510	4,505
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	20,465
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,023
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,432
	Export-Import Bank of Korea	3.000%	11/1/22	16,878	16,441
13	Export-Import Bank of Korea	3.268%	11/1/22	6,950	7,003
	Federative Republic of Brazil	5.000%	1/27/45	5,815	4,856
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	19,500	19,444
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	4,831
12	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,402
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	7,405	7,571
	ICBCIL Finance Co. Ltd.	2.600%	11/13/18	4,800	4,799
	ICBCIL Finance Co. Ltd.	4.008%	11/13/18	5,276	5,277
12	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,900	7,841
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	5,400	5,349
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	22,740	22,431
	Industrial & Commercial Bank of China Ltd.	1.875%	5/23/19	4,800	4,755
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	22,300	22,180
13	Industrial & Commercial Bank of China Ltd.	3.093%	11/8/20	20,000	20,023
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	7,050	6,906
23	Japan Bank for International Cooperation	2.125%	7/21/20	38,055	37,397
13,23	Japan Bank for International Cooperation	2.859%	7/21/20	5,856	5,881
23	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	9,885
12	KazMunayGas National Co. JSC	3.875%	4/19/22	11,120	11,037
12	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	2,835
12	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,542
	Kingdom of Saudi Arabia	2.375%	10/26/21	59,110	56,424
13	Korea Development Bank	2.757%	7/3/19	37,070	37,075
	Korea Development Bank	1.375%	9/12/19	19,715	19,373
	Korea Development Bank	2.500%	3/11/20	4,550	4,481
	Korea Development Bank	4.625%	11/16/21	2,795	2,879
12	Korea Expressway Corp.	3.625%	10/22/21	7,780	7,781
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	5,750	5,578
	Korea National Oil Corp.	2.750%	1/23/19	14,650	14,646
12	Korea Southern Power Co. Ltd.	3.000%	1/29/21	19,505	19,217
	KSA Sukuk Ltd.	2.894%	4/20/22	79,355	76,558
12	Nederlandse Waterschapsbank NV	1.250%	9/9/19	19,725	19,434
	NongHyup Bank	2.625%	11/1/18	4,300	4,300
	North American Development Bank	2.400%	10/26/22	2,700	2,591
	NTPC Ltd.	4.250%	2/26/26	5,300	5,009
12	OCP SA	5.625%	4/25/24	7,800	7,927
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	54,524	53,426
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,000	5,818
	Ooredoo International Finance Ltd.	7.875%	6/10/19	18,391	18,884
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	49,560	49,500
12	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	4,800
	Petrobras Global Finance BV	6.125%	1/17/22	15,709	16,239
	Petrobras Global Finance BV	4.375%	5/20/23	12,087	11,664
	Petrobras Global Finance BV	5.299%	1/27/25	20,591	19,664
	Petrobras Global Finance BV	8.750%	5/23/26	6,565	7,345
	Petrobras Global Finance BV	7.375%	1/17/27	15,435	16,014
	Petroleos Mexicanos	8.000%	5/3/19	205,247	209,847
	Petroleos Mexicanos	6.000%	3/5/20	1,933	1,975
	Petroleos Mexicanos	5.500%	1/21/21	196,364	198,343

	Petroleos Mexicanos	6.875%	8/4/26	37,757	37,653
	Petroleos Mexicanos	6.500%	3/13/27	1,145	1,109
12	Petroleos Mexicanos	6.500%	1/23/29	23,917	22,974
	Petronas Capital Ltd.	5.250%	8/12/19	10,580	10,743
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	2,050	2,031
	Province of Alberta	1.900%	12/6/19	24,370	24,025
12	Province of Alberta	1.750%	8/26/20	149,451	145,899
	Province of Alberta	1.750%	8/26/20	1,300	1,269
	Province of Nova Scotia	8.250%	7/30/22	12,785	14,784
	Province of Ontario	1.625%	1/18/19	71,920	71,737
	Province of Ontario	2.000%	1/30/19	15,393	15,361
	Province of Ontario	1.250%	6/17/19	24,405	24,176
	Province of Ontario	4.400%	4/14/20	25,595	26,072
	Province of Ontario	1.875%	5/21/20	9,770	9,598
14	Province of Quebec	2.483%	9/21/20	17,600	17,621
	Province of Quebec	2.750%	8/25/21	16,785	16,596
5	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	6,747	6,861
5,12	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	2,138	2,172
	Republic of Colombia	7.375%	3/18/19	29,980	30,471
	Republic of Colombia	4.375%	7/12/21	70,400	71,491
5	Republic of Colombia	4.500%	3/15/29	26,202	25,848
	Republic of Colombia	10.375%	1/28/33	2,581	3,835
5	Republic of Colombia	5.000%	6/15/45	3,100	2,934
	Republic of Croatia	6.750%	11/5/19	118,569	122,163
	Republic of Guatemala	5.750%	6/6/22	3,873	3,952
	Republic of Hungary	4.000%	3/25/19	9,800	9,825
	Republic of Hungary	6.250%	1/29/20	114,828	118,567
	Republic of Hungary	6.375%	3/29/21	27,433	29,045
	Republic of Hungary	5.750%	11/22/23	11,505	12,325
	Republic of Indonesia	11.625%	3/4/19	9,595	9,872
	Republic of Indonesia	4.875%	5/5/21	28,504	29,090
12	Republic of Indonesia	3.700%	1/8/22	10,072	9,908
	Republic of Indonesia	3.750%	4/25/22	11,100	10,893
	Republic of Indonesia	5.875%	1/15/24	34,090	35,864
	Republic of Korea	7.125%	4/16/19	8,800	8,965
12	Republic of Latvia	2.750%	1/12/20	4,000	3,965
	Republic of Lithuania	7.375%	2/11/20	144,433	151,812
	Republic of Lithuania	6.125%	3/9/21	48,840	51,703
12	Republic of Lithuania	6.125%	3/9/21	8,205	8,687
	Republic of Lithuania	6.625%	2/1/22	11,400	12,438
	Republic of Panama	9.375%	4/1/29	2,345	3,251
	Republic of Paraguay	4.625%	1/25/23	4,964	4,962
	Republic of Poland	5.125%	4/21/21	28,230	29,359
	Republic of Poland	5.000%	3/23/22	46,710	48,880
	Republic of Serbia	5.875%	12/3/18	82,051	82,139
	Republic of Serbia	4.875%	2/25/20	31,129	31,379
	Republic of Serbia	7.250%	9/28/21	30,720	33,134
	Republic of Slovenia	5.500%	10/26/22	11,740	12,465
	Republic of Slovenia	5.850%	5/10/23	2,100	2,298
12	Republic of Slovenia	5.250%	2/18/24	8,600	9,212
	Republic of the Philippines	8.375%	6/17/19	32,877	33,987
	Republic of Turkey	7.000%	6/5/20	163,783	165,011
	Republic of Turkey	5.750%	3/22/24	7,285	6,793
	Republic of Turkey	4.250%	4/14/26	12,400	10,214
	Republic of Turkey	5.750%	5/11/47	3,740	2,842
	Russian Federation	4.750%	5/27/26	3,400	3,354
	Russian Federation	5.250%	6/23/47	33,600	31,074
16	SGSP Australia Assets Pty Ltd.	3.544%	3/25/20	5,700	4,074

12	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	20,407
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	6,200	6,266
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	8,500	8,570
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	4,800	4,726
12	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	35,215	34,598
12	Sinopec Group Overseas Development 2018
	Ltd.	4.125%	9/12/25	24,320	23,983
	Slovak Republic	4.375%	5/21/22	3,000	3,097
12	Slovak Republic	4.375%	5/21/22	5,500	5,672
	State Bank of India	3.358%	4/6/20	42,900	42,997
	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	2,234	2,227
	State Grid Overseas Investment 2016 Ltd.	2.250%	5/4/20	2,800	2,746
	State of Israel	4.000%	6/30/22	22,255	22,631
	State of Israel	3.150%	6/30/23	15,800	15,528
	State of Israel	2.875%	3/16/26	9,635	9,073
	State of Israel	3.250%	1/17/28	36,514	34,721
	State of Kuwait	2.750%	3/20/22	42,883	41,657
	State of Qatar	6.550%	4/9/19	14,721	14,946
	State of Qatar	5.250%	1/20/20	39,600	40,468
	Sultanate of Oman	5.375%	3/8/27	6,100	5,746
12	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,341
12	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,783
	Ukraine	8.994%	2/1/24	11,436	11,370
	Ukraine	9.750%	11/1/28	1,385	1,367
24	United Mexican States	8.000%	12/7/23	5,170,000	246,533
24	United Mexican States	10.000%	12/5/24	326,000	16,925
	YPF SA	8.875%	12/19/18	6,231	6,233
Total Sovereign Bonds (Cost $4,854,946)					4,745,775
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	255	252
	California GO	6.200%	10/1/19	13,650	14,062
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	1,850	1,849
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	1,894	1,896
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	5,771	5,781
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	2.098%	8/1/19	16,589	16,498
	University of California Revenue	1.745%	5/15/19	6,250	6,219
Total Taxable Municipal Bonds (Cost $46,619)					46,557

					Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
§,18	Lehman Brothers Holdings Inc. Pfd.
	(Cost $28,924)	7.250%		Perpetual	29,160	—

Temporary Cash Investments (2.7%)
Money Market Fund (0.7%)
25	Vanguard Market Liquidity Fund	2.308%			4,317,631	431,763

					Face
					Amount
					($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA	1.980%		10/25/19	248,845	246,182

Commercial Paper (1.6%)
12,26	Air Liquide US LLC	2.471%		11/19/18	19,500	19,474
26	Enbridge US Inc.	3.128%		11/2/18	35,015	35,009
26	Engie SA	1.937%		11/8/18	46,455	46,432
12,26	JP Morgan Securities LLC	2.344%		1/28/19	21,550	21,417
26	KFW	2.103%		1/17/19	243,830	242,564
12,26	KFW	2.098%		1/18/19	97,545	97,033
12,26	KFW	2.103%		1/22/19	292,550	290,909
12,26	VW Credit Inc	3.122%		7/1/19	174,000	170,355
						923,193
Total Temporary Cash Investments (Cost $1,604,426)						1,601,138

					Notional
		Expiration Exercise			Amount
		Date	Price	Contracts	($000)
Options Purchased (0.0%)
Exchange-Traded Options
Put Options
10-Year U.S. Treasury Note Futures Contracts		11/23/18	117.00	1,050	122,850	82
10-Year U.S. Treasury Note Futures Contracts		11/23/18	117.50	1,575	185,063	246
Total Options Purchased (Cost $357)						328
Total Investments (99.2%) (Cost $59,143,975)						58,078,124
Other Assets and Liabilities-Net (0.8%)						482,914
Net Assets (100%)						58,561,038

  Security value determined using significant unobservable inputs.
  Securities with a value of $27,576,000 have been segregated as initial margin for open cleared swap contracts.
  Securities with a value of $7,245,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.
  Securities with a value of $986,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
  Securities with a value of $31,452,000 have been segregated as initial margin for open futures contracts.
  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
  The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
  Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.

8	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9	Adjustable-rate security based upon 12-month USD LIBOR plus spread.
10	Inverse floating rate Interest-only security whose interest rate is derived by subtracting 1-month USD LIBOR from a cap.
11	Interest-only security.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $13,272,122,000, representing 22.7% of net assets.
13	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
14	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
15	Face amount denominated in British pounds.
16	Face amount denominated in Australian dollars.
17	Face amount denominated in euro.
18	Non-income-producing security--security in default.
19	Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.
20	Scheduled principal and interest payments are guaranteed by bank letter of credit.
21	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
22	Guaranteed by multiple countries.
23	Guaranteed by the Government of Japan.
24	Face amount denominated in Mexican peso.
25	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
26	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October 31, 2018, the aggregate value of these securities was $923,193,000, representing 1.6% of net assets.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
Derivative Financial Instruments Outstanding as of Period End
Options Written

				Notional	Market
	Expiration	Exercise		Amount	Value
	Date	Price	Contracts	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	117.50	525	61,688	(574)
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	118.00	1,051	124,018	(772)
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	118.50	1,575	186,638	(714)
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	119.00	2,100	249,900	(558)

					(2,618)

Put Options
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	118.00	2,101	247,918	(624)
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	118.50	1,575	186,638	(812)
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	119.00	2,100	249,900	(1,739)
					(3,175)
					(5,793)

				Notional
				Amount on	Market
		Expiration	Exercise	Underlying	Value
	Counterparty	Date	Rate	Swap ($000)	($000)

OTC Credit Default Swaptions

Call Swaptions
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	DBAG	11/21/18	62.50%	128,150	(30)
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	CSFBI	11/21/18	62.50%	128,150	(30)
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	JPMC	11/21/18	67.50%	128,055	(131)

					(191)

Put Swaptions
CDX-NA-IG-S31-V1, Pays 1.00%
Quarterly	DBAG	11/21/18	62.50%	128,150	(416)
CDX-NA-IG-S31-V1, Pays 1.00%
Quarterly	CSFBI	11/21/18	62.50%	128,150	(416)
CDX-NA-IG-S31-V1, Pays 1.00%
Quarterly	JPMC	11/21/18	67.50%	128,055	(216)

					(1,048)

					(1,239)

Total Options Written (Premiums Received $7,507)					(7,032)

CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
JPMC—JP Morgan Chase Bank.

Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional Appreciation
			Expiration Contracts		Amount (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note		December 2018		20,274	2,278,449	(896)
Ultra Long U.S. Treasury Bond		December 2018		938	139,967	(1,811)
Euro-Schatz		December 2018		240	30,439	16
						(2,691)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note		December 2018		(3,566)	(446,140)	(1,717)
10-Year U.S. Treasury Note		December 2018		(3,460)	(409,794)	49
Long Gilt		December 2018		(996)	(155,839)	(1,027)
Euro-Bobl		December 2018		(773)	(115,081)	(448)
2-Year U.S. Treasury Note		December 2018		(462)	(97,323)	91
Euro-Buxl		December 2018		(395)	(79,145)	(610)
Euro-Bund		December 2018		(370)	(67,162)	(180)
AUD 3-Year Treasury Bond		December 2018		(836)	(65,972)	28
AUD 10-Year Treasury Bond		December 2018		(174)	(15,946)	65
30-Year U.S. Treasury Bond		December 2018		(12)	(1,658)	2
						(3,747)
						(6,438)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	12/19/18	EUR	98,932	USD	114,051	(1,483)
BNP Paribas	12/19/18	EUR	17,633	USD	20,028	35
Citibank, N.A.	12/19/18	GBP	6,570	USD	8,448	(29)
HSBC Bank USA, N.A.	12/19/18	EUR	6,288	USD	7,199	(45)
BNP Paribas	12/19/18	GBP	2,721	USD	3,538	(50)
Toronto-Dominion Bank	12/19/18	USD	448,198	EUR	385,754	9,278
Barclays Capital	12/19/18	USD	293,497	MXN	5,645,131	17,899
JPMorgan Chase Bank, N.A.	12/19/18	USD	215,713	GBP	163,060	6,745
Toronto-Dominion Bank	11/15/18	USD	201,787	AUD	272,194	9,002
JPMorgan Chase Bank, N.A.	11/15/18	USD	29,599	AUD	41,988	(140)
BNP Paribas	11/15/18	USD	22,010	AUD	30,879	139

Goldman Sachs Bank AG	11/15/18	USD		21,696	AUD	29,186	1,025
Citibank, N.A.	11/15/18	USD		3,970	AUD	5,607	(2)
Goldman Sachs Bank AG	12/19/18	USD		3,322	EUR	2,908	13
Morgan Stanley Capital Services LLC	12/19/18	USD		2,961	EUR	2,580	25
Citibank, N.A.	11/15/18	USD		2,877	AUD	3,999	45
Goldman Sachs Bank AG	12/19/18	USD		1,782	EUR	1,569	(3)
Citibank, N.A.	12/19/18	USD		1,648	GBP	1,263	30
							42,484
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount			(Paid)[1]	Value (Depreciation)
Reference Entity	Date		(000)		(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S31-V1	12/20/23	USD	24,487		5.000	1,369	84

iTraxx Europe-S30-V1	12/20/23	EUR	63,728		1.000	947	5
						2,316	89

Credit Protection Purchased
CDX-NA-IG-S31-V1	12/20/23	USD	191,160		(1.000)	(2,818)	10
						(502)	99

1	Periodic premium received/paid quarterly. EUR—euro.
USD—U.S. dollar.
Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination	Counter	Amount	(Paid)[2]	Value	(Paid)	(Depreciation)
Reference Entity	Date	party	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	6,675	1.000	117	(27)	90
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	10,030	1.000	3	(25)	(22)
Berkshire Hathaway
Inc./Aa2	12/20/21	GSI	14,650	1.000	69	(75)	(6)

Berkshire Hathaway
Inc./Aa2	6/20/22	BARC	32,955	1.000	566	(410)	156
Berkshire Hathaway
Inc./Aa2	12/20/22	BARC	16,580	1.000	283	(234)	49
Danske Bank A/S
/A2	6/20/23	BNPSW	5,265[1]	1.000	53	(90)	(37)
General Electric
Capital Corp./A2	12/20/19	DBAG	29,290	1.000	189	(142)	47

Metlife/A3	12/20/20	GSCM	14,025	1.000	63	—	63

Metlife/A3	12/20/21	BARC	6,575	1.000	1	(8)	(7)
Ministry of Finance
Malaysia/A3	12/20/23	BARC	8,750	1.000	(59)	(6)	(65)
Ministry of Finance
Malaysia/A3	12/20/23	BOANA	17,970	1.000	(121)	26	(95)
People’s Republic of
China/A3	6/20/22	BNPSW	26,335	1.000	210	(166)	44
People’s Republic of
China/A3	12/20/23	GSI	51,180	1.000	656	(925)	(269)
Republic of
Chile/Aa3	6/20/23	BNPSW	3,900	1.000	86	(82)	4
Republic of
Chile/Aa3	6/20/23	BOANA	20,400	1.000	448	(420)	28
Republic of
Chile/Aa3	12/20/23	BOANA	9,000	1.000	191	(206)	(15)
Republic of
Indonesia/Baa2	12/20/23	BNPSW	8,075	1.000	(218)	171	(47)
Republic of
Indonesia/Baa2	12/20/23	BOANA	6,000	1.000	(162)	143	(19)
Republic of
Indonesia/Baa2	12/20/23	JPMC	13,350	1.000	(361)	230	(131)

Republic of Peru/A3	12/20/23	BNPSW	4,200	1.000	30	(33)	(3)

Republic of Peru/A3	12/20/23	BOANA	4,190	1.000	30	(34)	(4)

Southern Co./Baa2	6/20/22	JPMC	131,955	1.000	2,251	(1,608)	643
Valeo SA./Baa2	6/20/23	GSI	14,490[1]	1.000	(245)	(15)	(260)
Valeo SA./Baa2	6/20/23	JPMC	12,340[1]	1.000	(209)	(32)	(241)
Valeo SA./Baa2	12/20/23	BNPSW	6,350[1]	1.000	(149)	194	45
Valeo SA./Baa2	12/20/23	GSI	9,000[1]	1.000	(211)	5	(206)
Verizon
Communications
Inc./Baa1	12/20/22	GSI	33,580	1.000	606	(481)	125

Total					4,117	(4,250)	(133)

Credit Protection Purchased

Aetna Inc.	12/20/19	CSFBI	19,525	(1.000)	(211)	149	(62)

Altria Group Inc.	12/20/21	GSI	73,260	(1.000)	(1,888)	1,383	(505)

Altria Group Inc.	12/20/21	GSI	14,650	(1.000)	(377)	276	(101)

Altria Group Inc.	12/20/21	GSI	9,770	(1.000)	(251)	184	(67)
American International
Group Inc.	6/20/20	BOANA	11,720	(1.000)	(155)	72	(83)

American International
Group Inc.	6/20/20	BOANA	11,720	(1.000)	(4)	72	68
American International
Group Inc.	12/20/20	GSCM	14,025	(1.000)	(156)	137	(19)
American International
Group Inc.	12/20/20	GSCM	6,990	(1.000)	(76)	(46)	(122)
ArcelorMittal	12/20/23	CITNA	4,990	(5.000)	(898)	988	90
Autozone Inc.	12/20/20	GSCM	9,760	(1.000)	(4)	149	145
Bank of America
Corp.	3/20/20	GSCM	21,610	(1.000)	(173)	96	(77)
Bank of China Ltd.	12/20/21	BNPSW	13,100	(1.000)	(207)	(28)	(235)
Bank of China Ltd.	6/20/22	BNPSW	26,335	(1.000)	(189)	3	(186)
Bank of China Ltd.	6/20/23	BNPSW	19,485	(1.000)	(208)	291	83
Barclays Bank plc	6/20/22	BOANA	33,535[1]	(1.000)	(618)	518	(100)
Barclays Bank plc	6/20/22	CSFBI	33,540[1]	(1.000)	(629)	526	(103)
Barclays Bank plc	12/20/22	CITNA	13,350[1]	(1.000)	368	(460)	(92)
CECONOMY AG	6/20/22	BARC	23,090[1]	(1.000)	60	(47)	13
CECONOMY AG	6/20/22	BARC	16,520[1]	(1.000)	—	(34)	(34)
Commerzbank AG	6/20/21	BOANA	24,410	(1.000)	(328)	(152)	(480)
CVS Health Corp.	12/20/20	BOANA	9,760	(1.000)	(163)	147	(16)
CVS Health Corp.	12/20/20	BOANA	9,760	(1.000)	(163)	145	(18)
CVS Health Corp.	12/20/20	BOANA	4,880	(1.000)	(82)	73	(9)
CVS Health Corp.	12/20/20	BOANA	4,880	(1.000)	(82)	55	(27)
CVS Health Corp.	12/20/21	BARC	19,535	(1.000)	(410)	409	(1)
CVS Health Corp.	12/20/21	BARC	6,620	(1.000)	(137)	134	(3)
CVS Health Corp.	12/20/21	JPMC	29,300	(1.000)	(615)	534	(81)
Deutsche Bank AG	12/20/22	JPMC	33,535	(1.000)	6	134	140
Dominion Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(1,826)	1,485	(341)
Dominion Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(1,826)	1,423	(403)
Dominion Energy Inc.	6/20/22	JPMC	16,495	(1.000)	(381)	411	30
Enel Spa	12/20/23	GSI	16,395[1]	(1.000)	30	(184)	(154)
Enel Spa	12/20/23	JPMC	32,773[1]	(1.000)	61	(313)	(252)
Enel Spa	12/20/23	JPMC	32,764[1]	(1.000)	61	(294)	(233)
Enel Spa	12/20/23	JPMC	16,386[1]	(1.000)	30	(138)	(108)
Exelon Corp.	6/20/22	JPMC	26,390	(1.000)	(231)	632	401

Exelon Corp.	6/20/22	JPMC	16,495	(1.000)	(7)	399	392
Federal Express
Corp.	12/20/18	GSCM	21,640	(1.000)	(29)	9	(20)
Federative Republic
of Brazil	12/20/25	BOANA	23,222	(1.000)	303	(4,763)	(4,460)
Federative Republic
of Brazil	12/20/25	GSCM	10,925	(1.000)	895	(2,090)	(1,195)
LafargeHolcim Ltd.	12/20/23	BARC	6,100[1]	(1.000)	127	(123)	4
LafargeHolcim Ltd.	12/20/23	BARC	5,260[1]	(1.000)	109	(60)	49
LafargeHolcim Ltd.	12/20/23	BARC	4,135[1]	(1.000)	86	(137)	(51)
LafargeHolcim Ltd.	12/20/23	BARC	2,075[1]	(1.000)	43	(69)	(26)
Lincoln National
Corp.	6/20/21	BARC	3,340	(1.000)	(58)	(49)	(107)
Lincoln National
Corp.	6/20/21	BARC	3,335	(1.000)	(19)	48	29
Lincoln National
Corp.	12/20/21	BARC	6,575	(1.000)	(81)	(10)	(91)
McDonald’s Corp.	6/20/22	GSI	26,675	(1.000)	(746)	622	(124)
McKesson Corp.	3/20/19	JPMC	18,210	(1.000)	(48)	51	3
McKesson Corp.	3/20/19	JPMC	18,210	(1.000)	(64)	49	(15)
Raytheon Co.	12/20/21	GSI	24,420	(1.000)	(646)	564	(82)
Raytheon Co.	12/20/21	GSI	24,415	(1.000)	(661)	559	(102)
Republic of Chile	6/20/23	CITNA	24,300	(1.000)	(592)	531	(61)
Republic of Turkey	12/20/19	GSI	34,100	(1.000)	810	(205)	605
Republic of Turkey	12/20/19	GSI	24,990	(1.000)	580	(150)	430
Republic of Turkey	6/20/20	BNPSW	48,800	(1.000)	41	(188)	(147)
Republic of Turkey	6/20/20	BNPSW	24,385	(1.000)	866	(130)	736
Republic of Turkey	6/20/20	BNPSW	19,510	(1.000)	693	(44)	649
Republic of Turkey	6/20/20	GSI	19,500	(1.000)	675	(57)	618
Republic of Turkey	6/20/23	BNPSW	27,210	(1.000)	2,847	(1,121)	1,726
Republic of Turkey	12/20/23	BARC	17,660	(1.000)	2,077	(2,207)	(130)
Sempra Energy	6/20/22	JPMC	26,390	(1.000)	(450)	613	163
Sempra Energy	6/20/22	JPMC	16,495	(1.000)	(390)	393	3
Societe General SA	12/20/21	JPMC	9,765	(1.000)	(190)	38	(152)
Standard Chartered
Bank	12/20/21	JPMC	16,475	(1.000)	(351)	(24)	(375)
State of Qatar	6/20/22	BOANA	1,500	(1.000)	(4)	(13)	(17)
State of Qatar	6/20/22	CITNA	3,450	(1.000)	(28)	(30)	(58)

United Mexican States	12/20/18	DBAG	4,900	(1.000)	—	(1)	(1)
UnitedHealth Group
Inc.	12/20/19	CSFBI	19,525	(1.000)	(5)	144	139
UnitedHealth Group
Inc.	6/20/20	CSFBI	19,530	(1.000)	(7)	245	238

Wells Fargo & Co.	9/20/20	BOANA	25,940	(1.000)	(379)	203	(176)

Total					(6,275)	1,727	(4,548)

					(2,158)	(2,523)	(4,681)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly. BARC—Barclays Bank plc.

BNPSW—BNP Paribas. BOANA—Bank of America, N.A. CITNA—Citibank N.A.

CSFBI—Credit Suisse First Boston International. DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA. GSI—Goldman Sachs International. JPMC—JP Morgan Chase Bank.

At October 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $41,720,000 and cash of $2,040,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future Notional Received			Received		Appreciation
	Effective Amount		(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
7/16/19	N/A	83,000	2.088	(2.436)	(398)	(399)
11/21/19	N/A	130,000	1.891	(2.312)	(1,386)	(1,388)
12/19/19	12/19/18[1]	152,458	2.500	(0.000)	(747)	(156)
12/18/20	N/A	195,160	2.117	(2.337)	(3,853)	(3,855)
12/18/20	N/A	97,570	2.110	(2.337)	(1,940)	(1,941)
12/21/20	12/19/18[1]	9,203	2.750	(0.000)	(66)	(15)
12/20/21	12/19/18[1]	266,132	(2.750)	0.000	3,028	577
12/19/22	12/19/18[1]	197,006	(2.750)	0.000	2,970	879
12/19/23	12/19/18[1]	88,602	(2.750)	0.000	1,662	95
12/19/25	12/19/18[1]	376,632	(2.750)	0.000	10,255	3,143
2/15/44	12/31/18[1]	91,785	(3.151)	0.000	2,552	2,550
2/15/44	12/31/18[1]	88,620	(3.229)	0.000	1,241	1,239

13,318

729

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,717,386	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	13,665,962	72,441
Corporate Bonds	—	32,228,534	3
Sovereign Bonds	—	4,745,775	—
Taxable Municipal Bonds	—	46,557	—
Convertible Preferred Stocks	—	—	—[2]
Temporary Cash Investments	431,763	1,169,375	—
Options Purchased	328	—	—
Options Written	(5,793)	(1,239)	—
Futures Contracts—Assets[1]	4,036	—	—
Futures Contracts—Liabilities[1]	(4,892)	—	—
Forward Currency Contracts—Assets	—	44,236	—
Forward Currency Contracts—Liabilities	—	(1,752)	—
Swap Contracts—Assets	3,109[1]	8,048	—
Swap Contracts—Liabilities	(257)[1]	(12,729)	—
Total	428,294	57,610,153	72,444
1 Represents variation margin on the last day of the reporting period.
2 Market value of convertible preferred stocks based on Level 3 inputs.

Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (101.6%)
U.S. Government Securities (22.3%)
	United States Treasury Note/Bond	1.750%	9/30/19	171,000	169,557
	United States Treasury Note/Bond	1.375%	10/31/20	104,500	101,463
	United States Treasury Note/Bond	1.750%	11/15/20	211,510	206,785
	United States Treasury Note/Bond	2.000%	1/15/21	60,580	59,425
1,2	United States Treasury Note/Bond	2.000%	2/28/21	335,000	328,247
	United States Treasury Note/Bond	2.625%	6/15/21	15,460	15,349
	United States Treasury Note/Bond	1.125%	6/30/21	33,200	31,686
1	United States Treasury Note/Bond	1.125%	7/31/21	41,500	39,535
	United States Treasury Note/Bond	1.875%	2/28/22	15,000	14,491
	United States Treasury Note/Bond	1.625%	8/31/22	8,100	7,709
2	United States Treasury Note/Bond	1.875%	9/30/22	14,700	14,112
	United States Treasury Note/Bond	2.750%	7/31/23	10,600	10,492
	United States Treasury Note/Bond	2.250%	8/15/27	3,100	2,891
					1,001,742
Agency Bonds and Notes (53.1%)
3	AID-Israel	0.000%	11/1/19	14,470	14,050
3	AID-Israel	5.500%	9/18/23	13,000	14,393
3	AID-Israel	5.500%	12/4/23	200	222
3	AID-Israel	5.500%	4/26/24	4,567	5,091
3	AID-Israel	0.000%	11/1/24	6,905	5,658
3	AID-Jordan	2.503%	10/30/20	2,600	2,574
3	AID-Jordan	2.578%	6/30/22	33,500	32,849
3	AID-Tunisia	1.416%	8/5/21	8,800	8,424
3	AID-Ukraine	1.844%	5/16/19	11,665	11,702
4	Federal Home Loan Banks	1.750%	12/14/18	3,000	2,998
4	Federal Home Loan Banks	5.375%	5/15/19	46,000	46,687
4	Federal Home Loan Banks	1.750%	6/12/20	20,000	19,644
4,5	Federal Home Loan Banks	1.800%	8/28/20	50,000	48,982
4,5	Federal Home Loan Banks	1.800%	8/28/20	123,250	120,739
4	Federal Home Loan Banks	3.000%	10/12/21	115,000	115,094
5,6	Federal Home Loan Mortgage Corp.	1.800%	4/13/20	75,000	73,844
5,6	Federal Home Loan Mortgage Corp.	1.700%	9/29/20	164,060	160,224
5,6	Federal Home Loan Mortgage Corp.	1.800%	9/29/20	75,000	73,385
5,6	Federal Home Loan Mortgage Corp.	2.753%	1/30/23	50,000	48,960
5,6	Federal Home Loan Mortgage Corp.	3.250%	6/14/23	123,979	123,091
5,6	Federal Home Loan Mortgage Corp.	3.270%	6/14/23	100,000	99,285
6	Federal National Mortgage Assn.	0.000%	10/9/19	275,300	268,170
5,6	Federal National Mortgage Assn.	1.250%	11/25/19	75,000	73,778
5,6	Federal National Mortgage Assn.	1.150%	11/29/19	77,500	76,196
5,6	Federal National Mortgage Assn.	1.750%	1/17/20	50,000	49,332
6	Federal National Mortgage Assn.	2.875%	9/12/23	23,700	23,468
6	Federal National Mortgage Assn.	1.875%	9/24/26	75,650	68,406
6	Federal National Mortgage Association
	Interest Strip	0.000%	1/15/19	1,560	1,552
6	Federal National Mortgage Association
	Principal Strip	0.000%	2/1/19	25,682	25,522
4	Financing Corp.	0.000%	11/2/18	1,540	1,540
4	Financing Corp.	0.000%	12/6/18	32,496	32,419

4	Financing Corp.	0.000%	3/7/19	3,910	3,875
4	Financing Corp.	9.700%	4/5/19	5,820	5,994
	Government Trust Certificate	0.000%	4/1/20	10,419	9,982
	Government Trust Certificate	0.000%	10/1/20	7,711	7,263
	Private Export Funding Corp.	4.375%	3/15/19	9,570	9,629
	Private Export Funding Corp.	1.450%	8/15/19	24,042	23,779
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,271
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,229
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,590
	Private Export Funding Corp.	3.550%	1/15/24	15,500	15,720
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,075
	Private Export Funding Corp.	3.250%	6/15/25	16,200	16,076
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	52,508	49,149
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	12,990	10,096
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	12,864	9,662
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	13,756	10,243
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	7,094	5,236
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	7,094	5,182
	Resolution Funding Corp. Principal Strip	0.000%	10/15/19	86,131	83,806
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	88,370	84,142
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	269,717	254,829
4	Tennessee Valley Authority	2.250%	3/15/20	61,100	60,565
4	Tennessee Valley Authority	4.700%	7/15/33	20,990	23,381
4	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	13,649
					2,389,702
Conventional Mortgage-Backed Securities (15.2%)
5,6	Fannie Mae Pool	2.000%	10/1/27–7/1/28	6,212	5,791
5,6,7Fannie Mae Pool		2.500%	2/1/28–12/1/33	82,798	79,284
5,6,7Fannie Mae Pool		3.000%	12/1/20–12/1/33	145,015	142,372
5,6,7Fannie Mae Pool		3.500%	8/1/20–12/1/33	45,390	45,379
5,6,7Fannie Mae Pool		4.000%	2/1/19–12/1/48	158,261	158,315
5,6,7Fannie Mae Pool		4.500%	11/1/18–12/1/48	93,931	96,063
5,6,7Fannie Mae Pool		5.000%	1/1/19–12/1/48	64,968	67,703
5,6	Fannie Mae Pool	5.500%	12/1/18–1/1/25	272	278
5,6	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	6,801	6,346
5,6	Freddie Mac Gold Pool	2.500%	6/1/22–11/1/33	20,402	19,543
5,6	Freddie Mac Gold Pool	3.000%	4/1/27–11/1/33	35,866	35,201
5,6	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	13,541	13,582
5,6	Freddie Mac Gold Pool	4.000%	2/1/19–11/1/48	6,516	6,632
5,6	Freddie Mac Gold Pool	4.500%	9/1/19–9/1/26	4,596	4,675
5,6	Freddie Mac Gold Pool	5.000%	12/1/18–6/1/25	1,590	1,639
5,6	Freddie Mac Gold Pool	5.500%	2/1/19	2	3
					682,806
Nonconventional Mortgage-Backed Securities (11.0%)
5,6,8Fannie Mae Pool		4.048%	12/1/40	1,421	1,496
5,6	Fannie Mae REMICS	3.000%	5/25/47	14,009	13,590
5,6,9Fannie Mae REMICS 2005-45		2.651%	6/25/35	909	908
5,6,9Fannie Mae REMICS 2005-95		2.691%	11/25/35	983	990
5,6,9Fannie Mae REMICS 2006-46		2.601%	6/25/36	3,396	3,401
5,6,9Fannie Mae REMICS 2007-4		2.726%	2/25/37	383	386
5,6,9Fannie Mae REMICS 2011-83		2.781%	9/25/41	22,836	23,145
5,6,9Fannie Mae REMICS 2012-122		2.681%	11/25/42	1,251	1,260
5,6,9Fannie Mae REMICS 2013-19		2.581%	9/25/41	1,652	1,652
5,6,9Fannie Mae REMICS 2013-39		2.631%	5/25/43	1,593	1,593
5,6,9Fannie Mae REMICS 2015-22		2.581%	4/25/45	1,334	1,337
5,6,9Fannie Mae REMICS 2016-55		2.781%	8/25/46	2,700	2,736
5,6,9Fannie Mae REMICS 2016-60		2.531%	9/25/46	5,338	5,327

	5,6,9Fannie Mae REMICS 2016-62		2.681%	9/25/46	5,450	5,442
	5,6,9Fannie Mae REMICS 2016-93		2.631%	12/25/46	10,100	10,068
	5,6,9Fannie Mae REMICS 2017-106		2.581%	1/25/48	28,408	28,389
	5,6 Fannie Mae REMICS 2017-109		3.500%	11/25/45	3,952	3,938
	5,6 Fannie Mae REMICS 2018-13		3.000%	3/25/48	27,125	26,279
	5,6 Fannie Mae REMICS 2018-15		3.500%	10/25/44	4,564	4,539
	5,6,9Fannie Mae REMICS 2018-30		2.581%	5/25/48	58,172	58,209
	5,6 Freddie Mac Non Gold Pool		4.145%	7/1/33	784	824
	5,6,8Freddie Mac Non Gold Pool		4.171%	9/1/37	4,514	4,750
	5,6,8Freddie Mac Non Gold Pool		4.447%	7/1/35	5,583	5,884
	5,6,9Freddie Mac REMICS		2.580%	5/15/48	141,659	141,347
	5,6,9Freddie Mac REMICS		2.630%	11/15/36–11/15/47	23,068	23,076
	5,6,9Freddie Mac REMICS		2.639%	11/15/36	904	909
	5,6,9Freddie Mac REMICS		2.729%	6/15/42	456	458
	5,6 Freddie Mac REMICS		3.000%	11/25/47–12/15/47	16,776	16,276
5	Ginnie Mae REMICS		2.500%	9/20/43	7,031	6,863
5	Ginnie Mae REMICS		3.000%	1/20/45–3/20/48	99,872	98,043
						493,115
Total U.S. Government and Agency Obligations (Cost $4,636,776)						4,567,365
Asset-Backed/Commercial Mortgage-Backed Securities (4.9%)
5	Small Business Administration Participation
	Certs 2017-20		2.850%	10/1/37	19,693	18,668
5	Small Business Administration Participation
	Certs 2017-20		2.780%	12/1/37	22,938	21,761
5	Small Business Administration Participation
	Certs 2017-20		3.310%	4/1/38	39,882	38,748
5	Small Business Administration Participation
	Certs 2017-20		3.600%	6/1/38	16,000	15,849
5	Small Business Administration Participation
	Certs 2017-20B		2.820%	2/1/37	4,133	3,931
5	Small Business Administration Participation
	Certs 2017-20F		2.810%	6/1/37	2,376	2,267
5	Small Business Administration Participation
	Certs 2018-20		2.920%	1/1/38	19,168	18,276
5	Small Business Administration Participation
	Certs 2018-20		3.220%	2/1/38	20,680	19,982
5	Small Business Administration Participation
	Certs 2018-20C		3.200%	3/1/38	43,328	41,771
5	Small Business Administration Participation
	Certs 2018-20E		3.500%	5/1/38	9,000	8,799
5	Small Business Administration Participation
	Certs 2018-20J		3.770%	10/1/38	27,500	27,431
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $224,148)						217,483
	Temporary Cash Investment (1.6%)
					Shares
	Money Market Fund (1.6%)
10	Vanguard Market Liquidity Fund (Cost
	$71,962)		2.308%		719,638	71,964
					Notional
		Expiration			Amount
		Date	Contracts Exercise Price		($000)
	Options Purchased (0.0%)
	Exchange-Traded Options
	Put Options
	10-Year U.S. Treasury Note
	Futures Contracts	11/23/18	80	117.00	9,360	6

10-Year U.S. Treasury Note
Futures Contracts	11/23/18	120	117.50	14,100	19
Total Options Purchased (Cost $27)					25
Total Investments (108.1%) (Cost $4,932,913)					4,856,837
Other Assets and Liabilities-Net (-8.1%)					(362,148)
Net Assets (100%)					4,494,689

1 Securities with a value of $616,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
2 Securities with a value of $3,900,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	40	117.50	4,700	(44)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	79	118.00	9,322	(58)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	120	118.50	14,220	(54)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	160	119.00	19,040	(43)

					(199)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	159	118.00	18,762	(47)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	120	118.50	14,220	(62)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	160	119.00	19,040	(133)

				(242)
Total Options Written (Premiums
Received $468)				(441)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	3,729	785,537	76
Ultra 10-Year U.S. Treasury Note	December 2018	295	36,907	(66)
				10
Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(2,513)	(282,418)	(6)
10-Year U.S. Treasury Note	December 2018	(1,615)	(191,277)	176
30-Year U.S. Treasury Bond	December 2018	(159)	(21,962)	889
Ultra Long U.S. Treasury Bond	December 2018	(1)	(149)	2
				1,061
				1,071

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,567,365	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	217,483	—
Temporary Cash Investments	71,964	—	—
Options Purchased	25	—	—
Options Written	(441)	—	—
Futures Contracts—Assets[1]	1,304	—	—
Futures Contracts—Liabilities[1]	(478)	—	—
Total	72,374	4,784,848	—
1 Represents variation margin on the last day of the
reporting period.

Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (105.2%)
U.S. Government Securities (95.6%)
	United States Treasury Note/Bond	5.250%	11/15/28	20,300	23,922
	United States Treasury Note/Bond	5.250%	2/15/29	12,000	14,183
	United States Treasury Note/Bond	6.125%	8/15/29	16,500	20,927
	United States Treasury Note/Bond	4.500%	2/15/36	36,000	41,991
	United States Treasury Note/Bond	4.750%	2/15/37	15,000	18,084
	United States Treasury Note/Bond	5.000%	5/15/37	11,500	14,282
	United States Treasury Note/Bond	4.375%	2/15/38	6,000	6,939
	United States Treasury Note/Bond	4.500%	5/15/38	7,250	8,521
	United States Treasury Note/Bond	3.500%	2/15/39	10,000	10,289
	United States Treasury Note/Bond	4.250%	5/15/39	25,000	28,481
	United States Treasury Note/Bond	4.500%	8/15/39	38,500	45,298
	United States Treasury Note/Bond	4.375%	11/15/39	40,000	46,325
	United States Treasury Note/Bond	4.625%	2/15/40	59,000	70,579
	United States Treasury Note/Bond	4.375%	5/15/40	53,250	61,703
	United States Treasury Note/Bond	3.875%	8/15/40	36,000	38,936
	United States Treasury Note/Bond	4.250%	11/15/40	45,222	51,553
	United States Treasury Note/Bond	4.750%	2/15/41	49,500	60,351
	United States Treasury Note/Bond	4.375%	5/15/41	39,000	45,252
	United States Treasury Note/Bond	3.750%	8/15/41	43,000	45,634
	United States Treasury Note/Bond	3.125%	11/15/41	25,076	24,108
	United States Treasury Note/Bond	3.125%	2/15/42	25,000	24,012
	United States Treasury Note/Bond	3.000%	5/15/42	30,000	28,177
	United States Treasury Note/Bond	2.750%	8/15/42	56,000	50,207
	United States Treasury Note/Bond	2.750%	11/15/42	72,650	65,044
	United States Treasury Note/Bond	3.125%	2/15/43	74,000	70,785
1	United States Treasury Note/Bond	2.875%	5/15/43	107,911	98,672
	United States Treasury Note/Bond	3.625%	8/15/43	93,553	97,266
	United States Treasury Note/Bond	3.750%	11/15/43	116,008	123,078
	United States Treasury Note/Bond	3.625%	2/15/44	113,000	117,538
	United States Treasury Note/Bond	3.375%	5/15/44	106,500	106,267
2	United States Treasury Note/Bond	3.125%	8/15/44	109,500	104,539
	United States Treasury Note/Bond	3.000%	11/15/44	96,229	89,763
	United States Treasury Note/Bond	2.500%	2/15/45	96,250	81,316
	United States Treasury Note/Bond	3.000%	5/15/45	96,707	90,119
	United States Treasury Note/Bond	2.875%	8/15/45	101,170	91,970
	United States Treasury Note/Bond	3.000%	11/15/45	101,500	94,506
	United States Treasury Note/Bond	2.500%	2/15/46	89,450	75,207
	United States Treasury Note/Bond	2.500%	5/15/46	91,723	77,047
	United States Treasury Note/Bond	2.250%	8/15/46	82,000	65,139
	United States Treasury Note/Bond	2.875%	11/15/46	97,126	88,066
	United States Treasury Note/Bond	3.000%	2/15/47	105,250	97,833
	United States Treasury Note/Bond	3.000%	5/15/47	104,250	96,822
	United States Treasury Note/Bond	2.750%	8/15/47	103,600	91,395
	United States Treasury Note/Bond	2.750%	11/15/47	98,250	86,599
	United States Treasury Note/Bond	3.000%	2/15/48	114,200	105,885
	United States Treasury Note/Bond	3.125%	5/15/48	123,750	117,639
	United States Treasury Note/Bond	3.000%	8/15/48	86,000	79,751
					2,992,000

Agency Bonds and Notes (2.3%)
3	Fannie Mae Interest Strip		0.000%	5/15/29	4,592	3,146
3	Fannie Mae Principal Strip		0.000%	5/15/30	25,912	17,052
3	Federal Home Loan Mortgage Corp.		0.000%	12/14/29	20,000	13,422
3	Freddie Mac Coupon Strips		0.000%	3/15/28	1,771	1,267
3	Freddie Mac Coupon Strips		0.000%	9/15/28	1,000	702
3	Freddie Mac Coupon Strips		0.000%	3/15/30	12,896	8,529
3	Freddie Mac Coupon Strips		0.000%	1/15/30	15,658	10,418
	Resolution Funding Corp. Interest Strip		0.000%	4/15/28	21,802	15,619
						70,155
Conventional Mortgage-Backed Securities (6.8%)
3,4,5	Fannie Mae Pool		4.000%	9/1/48–12/1/48	97,000	96,927
3,4,5	Fannie Mae Pool		4.500%	10/1/48- 12/1/48	69,000	70,569
3,4,5	Fannie Mae Pool		5.000%	10/1/48–12/1/48	43,000	44,807
3,4	Fannie Mae Pool		6.000%	2/1/26–11/1/28	11	11
						212,314
Nonconventional Mortgage-Backed Securities (0.5%)
3,4,6	Fannie Mae REMICS 2016-1		2.631%	2/25/46	5,637	5,639
3,4,6	Fannie Mae REMICS 2016-6		2.731%	2/25/46	3,862	3,890
3,4,6	Freddie Mac REMICS		2.680%	5/15/46	3,720	3,736
3,4,6	Freddie Mac REMICS		2.729%	10/15/46	3,570	3,593
						16,858
Total U.S. Government and Agency Obligations (Cost $3,449,977)						3,291,327
Temporary Cash Investment (0.5%)
					Shares
Money Market Fund (0.5%)
7	Vanguard Market Liquidity Fund (Cost $14,771)		2.308%		147,711	14,771

					Notional
		Expiration	Exercise		Amount	Value
		Date	Price	Contracts	($000)	($000)
Options Purchased (0.0%)
Exchange-Traded Options Purchased
Put Options
	10-year U.S. Treasury Note
	Futures Contracts	11/23/18	117.00	56	6,552	4
	10-year U.S. Treasury Note
	Futures Contracts	11/23/18	117.50	84	9,870	13
Total Options Purchased (Cost $19)						17
Total Investments (105.7%) (Cost $3,464,767)						3,306,115
Other Assets and Liabilities-Net (-5.7%)						(177,235)
Net Assets (100%)						3,128,880

1 Securities with a value of $1,408,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $211,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration	Exercise		Amount	Value
	Date	Price	Contracts	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note
Futures Contract	11/23/18	117.50	28	3,290	(31)
10-Year U.S. Treasury Note
Futures Contract	11/23/18	118.00	58	6,844	(42)
10-Year U.S. Treasury Note
Futures Contract	11/23/18	118.50	84	9,954	(38)
10-Year U.S. Treasury Note
Futures Contract	11/23/18	119.00	112	13,328	(30)

					(141)

Put Options
10-Year U.S. Treasury Note
Futures Contract	11/23/18	118.00	114	13,452	(34)
10-Year U.S. Treasury Note
Futures Contract	11/23/18	118.50	84	9,954	(43)
10-Year U.S. Treasury Note
Futures Contract	11/23/18	119.00	112	13,328	(93)

					(170)
Total Options Written (Premiums
Received $333)					(311)

Futures Contracts
					($000)

					Value and
			Number of		Unrealized
			Long (Short)	Notional Appreciation
		Expiration Contracts		Amount (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note		December 2018	256	53,928	(2)
30-Year U.S. Treasury Note		December 2018	103	14,227	(1)
					(3)
Short Futures Contracts
5-Year U.S. Treasury Note		December 2018	(402)	(45,178)	(29)

Long-Term Treasury Fund

10-Year U.S. Treasury Note	December 2018	(207)	(24,517)	72
Ultra Long U.S. Treasury Bond	December 2018	(113)	(16,862)	190
Ultra 10-Year U.S. Treasury Note	December 2018	(47)	(5,880)	2
				235
				232

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions

Long-Term Treasury Fund

may increase the funds portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,291,327	—
Temporary Cash Investments	14,771	—	—

Long-Term Treasury Fund

Options on Futures Purchased	17	—	—
Liability for Options Written	(311)	—	—
Futures Contracts—Assets[1]	298	—	—
Futures Contracts—Liabilities[1]	(92)	—	—
Total	14,683	3,291,327	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (105.1%)
U.S. Government Securities (90.6%)
	United States Treasury Note/Bond	1.000%	8/31/19	200,000	197,282
	United States Treasury Note/Bond	1.625%	8/31/19	370,000	366,822
	United States Treasury Note/Bond	1.000%	9/30/19	150,000	147,704
	United States Treasury Note/Bond	1.000%	10/15/19	148,000	145,619
	United States Treasury Note/Bond	1.250%	10/31/19	550,000	542,179
	United States Treasury Note/Bond	1.500%	10/31/19	200,000	197,594
	United States Treasury Note/Bond	1.000%	11/15/19	50,000	49,117
	United States Treasury Note/Bond	3.375%	11/15/19	75,000	75,469
	United States Treasury Note/Bond	1.750%	11/30/19	175,000	173,142
	United States Treasury Note/Bond	1.375%	12/15/19	160,000	157,574
	United States Treasury Note/Bond	1.125%	4/30/20	60,000	58,500
	United States Treasury Note/Bond	1.375%	4/30/20	114,350	111,920
	United States Treasury Note/Bond	1.500%	5/15/20	80,000	78,400
	United States Treasury Note/Bond	1.500%	5/31/20	90,000	88,130
	United States Treasury Note/Bond	2.500%	5/31/20	100,000	99,469
	United States Treasury Note/Bond	1.625%	6/30/20	50,000	49,008
	United States Treasury Note/Bond	2.500%	6/30/20	102,000	101,427
	United States Treasury Note/Bond	1.500%	8/15/20	45,000	43,931
	United States Treasury Note/Bond	2.625%	8/15/20	120,000	119,474
	United States Treasury Note/Bond	1.625%	10/15/20	28,200	27,530
	United States Treasury Note/Bond	1.375%	10/31/20	60,000	58,256
	United States Treasury Note/Bond	1.750%	10/31/20	70,000	68,468
	United States Treasury Note/Bond	1.875%	12/15/20	211,150	206,796
	United States Treasury Note/Bond	1.750%	12/31/20	23,415	22,863
	United States Treasury Note/Bond	2.000%	1/15/21	175,000	171,665
	United States Treasury Note/Bond	1.375%	1/31/21	60,000	58,022
1	United States Treasury Note/Bond	2.125%	1/31/21	102,000	100,278
	United States Treasury Note/Bond	2.250%	2/15/21	225,000	221,764
	United States Treasury Note/Bond	3.625%	2/15/21	32,000	32,505
	United States Treasury Note/Bond	1.125%	2/28/21	100,000	96,031
	United States Treasury Note/Bond	2.000%	2/28/21	250,000	244,960
	United States Treasury Note/Bond	2.375%	3/15/21	92,000	90,893
	United States Treasury Note/Bond	1.250%	3/31/21	100,000	96,188
	United States Treasury Note/Bond	2.250%	3/31/21	100,000	98,500
	United States Treasury Note/Bond	2.375%	4/15/21	217,000	214,253
	United States Treasury Note/Bond	1.375%	4/30/21	410,000	394,945
	United States Treasury Note/Bond	2.625%	5/15/21	260,000	258,172
	United States Treasury Note/Bond	3.125%	5/15/21	46,000	46,244
†	United States Treasury Note/Bond	1.375%	5/31/21	190,000	182,757
	United States Treasury Note/Bond	1.125%	6/30/21	93,000	88,757
	United States Treasury Note/Bond	1.125%	7/31/21	50,000	47,633
	United States Treasury Note/Bond	2.125%	8/15/21	170,000	166,360
	United States Treasury Note/Bond	2.750%	8/15/21	100,000	99,516
	United States Treasury Note/Bond	2.750%	9/15/21	3,600	3,582
	United States Treasury Note/Bond	1.750%	11/30/21	50,000	48,258
	United States Treasury Note/Bond	1.875%	11/30/21	75,000	72,668
	United States Treasury Note/Bond	1.875%	2/28/22	75,000	72,457
	United States Treasury Note/Bond	1.875%	3/31/22	75,000	72,398
	United States Treasury Note/Bond	1.750%	4/30/22	35,000	33,606

	United States Treasury Note/Bond	1.875%	4/30/22	50,000	48,219
	United States Treasury Note/Bond	2.000%	11/30/22	53,530	51,548
	United States Treasury Note/Bond	2.750%	7/31/23	8,300	8,216
					6,307,069
Agency Bonds and Notes (7.2%)
2	AID-Tunisia	1.416%	8/5/21	12,800	12,254
3	Federal National Mortgage Assn.	0.000%	10/9/19	162,100	157,902
3	Federal National Mortgage Assn. Interest
	Strip	0.000%	1/15/19	2,197	2,186
3	Federal National Mortgage Assn. Principal
	Strip	0.000%	2/1/19	9,900	9,838
4	Financing Corp.	0.000%	11/2/18	2,150	2,150
4	Financing Corp.	0.000%	3/7/19	5,475	5,426
4	Financing Corp.	9.700%	4/5/19	9,060	9,330
	Government Trust Certificate	0.000%	10/1/20	12,119	11,415
	Private Export Funding Corp.	4.375%	3/15/19	13,330	13,412
	Private Export Funding Corp.	1.450%	8/15/19	30,534	30,200
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,743
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,454
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	61,200	57,284
	Resolution Funding Corp. Principal Strip	0.000%	10/15/19	67,770	65,941
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	27,490	26,175
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	91,620	86,563
					503,273
Conventional Mortgage-Backed Securities (6.7%)
3,5,6	Fannie Mae Pool	4.000%	9/1/48–12/1/48	224,000	223,833
3,5,6	Fannie Mae Pool	4.500%	10/1/48–12/1/48	142,000	145,224
3,5,6	Fannie Mae Pool	5.000%	10/1/48–12/1/48	95,000	98,992
3,5	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	71	76
					468,125
Nonconventional Mortgage-Backed Securities (0.6%)
3,5,7	Fannie Mae REMICS 2016-1	2.631%	2/25/46	10,370	10,376
3,5,7	Fannie Mae REMICS 2016-6	2.731%	2/25/46	7,105	7,158
3,5,7	Fannie Mae REMICS 2016-93	2.631%	12/25/46	7,411	7,388
3,5,7	Freddie Mac REMICS	2.680%	5/15/46	7,062	7,091
3,5,7	Freddie Mac REMICS	2.729%	10/15/46	6,863	6,906
					38,919
Total U.S. Government and Agency Obligations (Cost $7,368,307)					7,317,386
				Shares
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
8	Vanguard Market Liquidity Fund (Cost
	$331,205)	2.308%		3,312,057	331,206

				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)

Options Purchased (0.0%)
Exchange-Traded Options Purchased
Put Options
10-Year U.S. Treasury Note Futures
Contracts	11/23/18	124.00	117.00	14,508	10
10-Year U.S. Treasury Note Futures
Contracts	11/23/18	186.00	117.50	21,855	29
Total Options Purchased (Cost $42)					39
Total Investments (109.8%) (Cost $7,699,554)					7,648,631
Other Assets and Liabilities-Net (-9.8%)					(685,575)
Net Assets (100%)					6,963,056

† Securities with a value of $718,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
1 Securities with a value of $2,346,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
7 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS —Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	62	117.50	7,285	(68)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	123	118.00	14,514	(90)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	186	118.50	22,041	(84)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	248	119.00	29,512	(66)

					(308)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	247	118.00	29,146	(73)

Short-Term Treasury Fund

10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	186	118.50	22,041	(96)
10-Year U.S. Treasury Note Futures
Contracts	11/23/2018	248	119.00	29,512	(206)
					(375)
Total Options Written (Premium
Received $728)					(683)

Futures Contracts
					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
5-Year U.S Treasury Note		December 2018	3,426	385,024	(433)
2-Year U.S. Treasury Note		December 2018	3,997	841,993	(29)
					(462)
Short Futures Contracts
Ultra Long U.S. Treasury Bond		December 2018	(417)	(62,224)	683
10-Year U.S. Treasury Note		December 2018	(400)	(47,375)	129
Ultra 10-Year U.S. Treasury Note		December 2018	(272)	(34,030)	131
					943
					481

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-

Short-Term Treasury Fund

backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at

Short-Term Treasury Fund

expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Short-Term Treasury Fund

U.S. Government and Agency Obligations	—	7,317,386	—
Temporary Cash Investments	331,206	—	—
Options Purchased	39	—	—
Options Written	(683)	—	—
Futures Contracts—Assets[1]	677	—	—
Futures Contracts—Liabilities[1]	(976)	—	—
Total	330,263	7,317,386	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (101.4%)
U.S. Government Securities (90.1%)
	United States Treasury Note/Bond	2.750%	9/15/21	2,600	2,587
	United States Treasury Note/Bond	2.000%	12/31/21	65,000	63,151
	United States Treasury Note/Bond	1.875%	1/31/22	71,300	68,939
	United States Treasury Note/Bond	1.750%	2/28/22	65,800	63,312
	United States Treasury Note/Bond	1.875%	2/28/22	47,000	45,406
	United States Treasury Note/Bond	1.750%	3/31/22	60,000	57,675
	United States Treasury Note/Bond	1.875%	3/31/22	81,000	78,190
	United States Treasury Note/Bond	1.750%	4/30/22	65,000	62,410
	United States Treasury Note/Bond	1.875%	4/30/22	94,000	90,652
	United States Treasury Note/Bond	1.750%	5/15/22	70,000	67,157
	United States Treasury Note/Bond	1.750%	6/30/22	40,000	38,331
	United States Treasury Note/Bond	2.125%	6/30/22	40,000	38,844
	United States Treasury Note/Bond	1.875%	7/31/22	72,000	69,232
	United States Treasury Note/Bond	2.000%	7/31/22	37,000	35,745
	United States Treasury Note/Bond	1.625%	8/15/22	58,000	55,218
	United States Treasury Note/Bond	1.875%	8/31/22	50,000	48,031
	United States Treasury Note/Bond	1.750%	9/30/22	70,000	66,850
	United States Treasury Note/Bond	1.875%	9/30/22	57,000	54,720
	United States Treasury Note/Bond	1.875%	10/31/22	57,500	55,137
	United States Treasury Note/Bond	2.000%	10/31/22	70,000	67,451
	United States Treasury Note/Bond	1.625%	11/15/22	68,000	64,526
	United States Treasury Note/Bond	7.625%	11/15/22	3,000	3,529
1	United States Treasury Note/Bond	2.000%	11/30/22	50,000	48,149
	United States Treasury Note/Bond	2.125%	12/31/22	91,000	87,972
	United States Treasury Note/Bond	1.750%	1/31/23	66,000	62,783
	United States Treasury Note/Bond	2.375%	1/31/23	73,000	71,266
	United States Treasury Note/Bond	2.000%	2/15/23	72,000	69,176
	United States Treasury Note/Bond	1.500%	2/28/23	89,000	83,688
	United States Treasury Note/Bond	2.625%	2/28/23	33,000	32,541
	United States Treasury Note/Bond	1.500%	3/31/23	56,000	52,596
	United States Treasury Note/Bond	2.500%	3/31/23	65,000	63,731
	United States Treasury Note/Bond	1.625%	4/30/23	53,000	49,985
	United States Treasury Note/Bond	2.750%	4/30/23	75,000	74,297
	United States Treasury Note/Bond	1.750%	5/15/23	98,000	92,916
	United States Treasury Note/Bond	1.625%	5/31/23	30,000	28,270
	United States Treasury Note/Bond	1.375%	6/30/23	13,000	12,094
	United States Treasury Note/Bond	2.625%	6/30/23	80,000	78,775
	United States Treasury Note/Bond	1.250%	7/31/23	5,000	4,619
	United States Treasury Note/Bond	2.750%	7/31/23	58,900	58,302
	United States Treasury Note/Bond	2.500%	8/15/23	10,000	9,784
	United States Treasury Note/Bond	1.375%	8/31/23	17,000	15,773
	United States Treasury Note/Bond	2.750%	11/15/23	44,000	43,512
	United States Treasury Note/Bond	2.250%	1/31/24	20,000	19,275
	United States Treasury Note/Bond	2.750%	2/15/24	50,000	49,383
	United States Treasury Note/Bond	2.125%	2/29/24	48,000	45,930
	United States Treasury Note/Bond	2.125%	3/31/24	48,500	46,378
	United States Treasury Note/Bond	2.000%	4/30/24	17,000	16,131
	United States Treasury Note/Bond	2.500%	5/15/24	136,000	132,430
	United States Treasury Note/Bond	2.000%	5/31/24	30,000	28,448

	United States Treasury Note/Bond	2.000%	6/30/24	64,000	60,610
	United States Treasury Note/Bond	2.125%	7/31/24	54,000	51,435
	United States Treasury Note/Bond	2.375%	8/15/24	145,018	139,987
	United States Treasury Note/Bond	2.125%	9/30/24	49,000	46,603
	United States Treasury Note/Bond	2.250%	10/31/24	48,500	46,416
	United States Treasury Note/Bond	2.250%	11/15/24	110,200	105,413
	United States Treasury Note/Bond	2.125%	11/30/24	37,000	35,127
	United States Treasury Note/Bond	2.250%	12/31/24	64,000	61,160
	United States Treasury Note/Bond	2.500%	1/31/25	48,000	46,515
1	United States Treasury Note/Bond	2.000%	2/15/25	157,000	147,555
	United States Treasury Note/Bond	7.625%	2/15/25	12,000	15,127
	United States Treasury Note/Bond	2.750%	2/28/25	40,000	39,312
	United States Treasury Note/Bond	2.625%	3/31/25	70,000	68,250
	United States Treasury Note/Bond	2.875%	4/30/25	56,000	55,414
	United States Treasury Note/Bond	2.125%	5/15/25	148,800	140,570
	United States Treasury Note/Bond	2.875%	5/31/25	89,000	88,026
	United States Treasury Note/Bond	2.750%	6/30/25	78,000	76,538
	United States Treasury Note/Bond	2.875%	7/31/25	60,000	59,306
	United States Treasury Note/Bond	2.000%	8/15/25	105,250	98,359
	United States Treasury Note/Bond	2.750%	8/31/25	16,000	15,690
	United States Treasury Note/Bond	3.000%	9/30/25	25,000	24,895
	United States Treasury Note/Bond	2.250%	11/15/25	107,500	101,890
	United States Treasury Note/Bond	1.625%	2/15/26	87,884	79,549
	United States Treasury Note/Bond	1.625%	5/15/26	92,891	83,790
	United States Treasury Note/Bond	1.500%	8/15/26	95,000	84,535
	United States Treasury Note/Bond	2.000%	11/15/26	108,000	99,512
	United States Treasury Note/Bond	2.250%	2/15/27	125,500	117,578
	United States Treasury Note/Bond	2.375%	5/15/27	67,000	63,284
	United States Treasury Note/Bond	2.250%	8/15/27	106,100	98,938
	United States Treasury Note/Bond	2.250%	11/15/27	126,000	117,219
1	United States Treasury Note/Bond	6.125%	11/15/27	22,000	27,139
	United States Treasury Note/Bond	2.750%	2/15/28	111,000	107,497
	United States Treasury Note/Bond	2.875%	5/15/28	102,000	99,737
	United States Treasury Note/Bond	2.875%	8/15/28	70,000	68,392
	United States Treasury Note/Bond	5.500%	8/15/28	20,000	23,925
					5,170,590
Agency Bonds and Notes (4.0%)
2	AID-Israel	5.500%	9/18/23	14,500	16,054
2	AID-Israel	5.500%	4/26/24	4,700	5,240
2	AID-Israel	0.000%	5/1/24	13,215	10,829
2	AID-Israel	0.000%	11/1/24	75,000	61,451
2	AID-Israel	0.000%	8/15/25	15,929	12,612
2	AID-Tunisia	1.416%	8/5/21	12,400	11,871
	Private Export Funding Corp.	2.300%	9/15/20	13,600	13,428
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,300
	Private Export Funding Corp.	3.550%	1/15/24	18,500	18,763
	Private Export Funding Corp.	2.450%	7/15/24	6,085	5,827
	Private Export Funding Corp.	3.250%	6/15/25	18,600	18,457
	Resolution Funding Corp.	0.000%	4/15/26	15,950	12,397
	Resolution Funding Corp.	0.000%	1/15/27	15,818	11,881
	Resolution Funding Corp.	0.000%	4/15/27	16,673	12,415
	Resolution Funding Corp.	0.000%	7/15/27	8,704	6,424
	Resolution Funding Corp.	0.000%	10/15/27	8,704	6,358
					228,307
Conventional Mortgage-Backed Securities (6.8%)
3,4,5Fannie Mae Pool		4.000%	9/1/48–12/1/48	176,000	175,866

3,4,5Fannie Mae Pool		4.500%	10/1/48–12/1/48	126,000	128,867
3,4,5Fannie Mae Pool		5.000%	10/1/48–12/1/48	80,000	83,362
					388,095
Nonconventional Mortgage-Backed Securities (0.5%)
3,4,6Fannie Mae REMICS 2016-1		2.631%	2/25/46	9,292	9,297
3,4,6Fannie Mae REMICS 2016-6		2.731%	2/25/46	6,367	6,414
3,4,6Freddie Mac REMICS		2.680%	5/15/46	6,282	6,307
3,4,6Freddie Mac REMICS		2.729%	10/15/46	6,061	6,099
					28,117
Total U.S. Government and Agency Obligations (Cost $5,919,665)					5,815,109
Asset-Backed/Commercial Mortgage-Backed Securities (4.6%)
3	Small Business Administration Participation
Certs 2017-20		2.850%	10/1/37	24,070	22,816
3	Small Business Administration Participation
Certs 2017-20		2.780%	12/1/37	27,055	25,667
3	Small Business Administration Participation
Certs 2017-20		3.310%	4/1/38	49,391	47,987
3	Small Business Administration Participation
Certs 2017-20		3.600%	6/1/38	19,000	18,821
3	Small Business Administration Participation
Certs 2017-20B		2.820%	2/1/37	4,900	4,660
3	Small Business Administration Participation
Certs 2017-20F		2.810%	6/1/37	2,810	2,681
3	Small Business Administration Participation
Certs 2018-20		2.920%	1/1/38	23,666	22,565
3	Small Business Administration Participation
Certs 2018-20		3.220%	2/1/38	25,609	24,744
3	Small Business Administration Participation
Certs 2018-20C		3.200%	3/1/38	53,989	52,048
3	Small Business Administration Participation
Certs 2018-20E		3.500%	5/1/38	11,000	10,755
3	Small Business Administration Participation
Certs 2018-20J		3.770%	10/1/38	32,400	32,319
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $273,226)					265,063
Temporary Cash Investment (0.4%)				Shares
Money Market Fund (0.4%)
7 Vanguard Market Liquidity
Fund (Cost $26,117)		2.308%		261,166	26,117
				Notional
	Expiration			Amount	Value
	Date	Contracts Exercise Price		($000)	($000)
Options Purchased (0.0%)[8]
Exchange-Traded Options Purchased
Put Options
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/23/18	102	USD 117.00	11,934	8
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/23/18	153	USD 117.50	17,978	24
Total Options on Futures
Purchased (Cost $35)					32
Total Investments (106.4%) (Cost $6,219,043)					6,106,321
Other Assets and Liabilities-Net (-6.4%)					(368,379)
Net Assets (100%)					5,737,942

1 Securities with a value of $4,432,000 have been segregated as initial margin for open futures contracts.

2 U.S. government-guaranteed.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain
(loss) for tax purposes.
REMICS—Real Estate Mortgage Investment Conduits

Derivative Financial Instruments Outstanding as of Period End
Options Written

				Notional	Market
			Exercise	Amount	Value
	Expiration Date Contracts		Price	($000)	($000)
Exchange-Traded Options
Call Options
Options on 10-Year U.S. Treasury
Note Futures Contracts	11/23/18	51	USD 117.50	5,993	(56)
Options on 10-Year U.S. Treasury
Note Futures Contracts	11/23/18	102	USD 118.00	12,036	(75)
Options on 10-Year U.S. Treasury
Note Futures Contracts	11/23/18	153	USD 118.50	18,131	(69)
Options on 10-Year U.S. Treasury
Note Futures Contracts	11/23/18	204	USD 119.00	24,174	(54)
					(254)

Put Options
Options on 10-Year U.S. Treasury
Note Futures Contracts	11/23/18	204	USD 118.50	24,174	(61)
Options on 10-Year U.S. Treasury
Note Futures Contracts	11/23/18	153	USD 118.50	18,131	(79)
Options on 10-Year U.S. Treasury
Note Futures Contracts	11/23/18	204	USD 119.00	24,276	(169)
					(309)
					(563)

Futures Contracts
					($000)

					Value and
			Number of		Unrealized
			Long (Short)	Notional Appreciation
		Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2018		2,017	226,676	(352)
2-Year U.S. Treasury Note	December 2018		471	99,219	(3)

Intermediate-Term Treasury Fund

				(355)
Short Futures Contracts
10-Year U.S. Treasury Note	December 2018	(2,418)	(286,382)	(122)
Ultra Long U.S. Treasury Bond	December 2018	(345)	(51,480)	565
Ultra 10-Year U.S. Treasury Note	December 2018	(123)	(15,388)	30
				473
				118

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B.To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold,

Intermediate-Term Treasury Fund

or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,815,109	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	265,063	—
Temporary Cash Investments	26,117	—	—
Options Purchased	32	—	—
Options Written	(563)	—	—
Futures Contracts—Assets[1]	1,278	—	—
Futures Contracts—Liabilities[1]	(370)	—	—
Total	26,494	6,080,172	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the

Intermediate-Term Treasury Fund

option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.2%)
U.S. Government Securities (3.2%)
	United States Treasury Note/Bond	1.125%	1/15/19	250,000	249,415
1	United States Treasury Note/Bond	0.875%	4/15/19	250,000	248,242
	United States Treasury Note/Bond	0.750%	7/15/19	250,000	246,798
Total U.S. Government and Agency Obligations (Cost $745,419)					744,455
Corporate Bonds (92.6%)
Finance (11.1%)
	Banking (3.3%)
	Ally Financial Inc.	4.625%	5/19/22	3,595	3,595
	Ally Financial Inc.	5.125%	9/30/24	16,315	16,580
	Ally Financial Inc.	4.625%	3/30/25	28,965	28,313
	Ally Financial Inc.	5.750%	11/20/25	56,528	57,941
	Ally Financial Inc.	8.000%	11/1/31	7,355	8,844
2	Banco Bilbao Vizcaya Argentaria SA	6.125%	2/16/66	129,400	110,961
2,3 BNP Paribas SA		6.750%	3/14/66	57,750	58,400
2	Credit Suisse AG	6.250%	12/31/50	163,170	158,764
2	ING Groep NV	6.875%	4/16/66	71,510	72,134
4	Intesa Sanpaolo SPA	5.710%	1/15/26	75,000	67,039
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	54,521
2	UBS Group AG	6.875%	3/22/66	114,390	116,320

	Brokerage (0.3%)
3,5 Brookfield WEC Holdings Inc. Bank Loan		6.052%	8/1/25	64,765	65,143

	Finance Companies (4.6%)
2,4 AerCap Global Aviation Trust		6.500%	6/15/45	125,050	128,176
	Aircastle Ltd.	5.000%	4/1/23	41,450	42,051
	Aircastle Ltd.	4.125%	5/1/24	46,230	44,959
	CIT Group Inc.	5.000%	8/15/22	36,429	36,566
	CIT Group Inc.	5.000%	8/1/23	4,845	4,857
	CIT Group Inc.	4.750%	2/16/24	3,615	3,561
4	Freedom Mortgage Corp.	8.250%	4/15/25	24,260	22,349
	Navient Corp.	7.250%	1/25/22	43,900	45,766
	Navient Corp.	6.500%	6/15/22	154,369	157,456
	Navient Corp.	5.500%	1/25/23	38,420	37,556
	Navient Corp.	7.250%	9/25/23	24,615	25,600
	Navient Corp.	6.750%	6/25/25	164,585	160,882
	Navient Corp.	6.750%	6/15/26	23,565	22,534
	Navient Corp.	5.625%	8/1/33	34,226	27,894
	Springleaf Finance Corp.	8.250%	12/15/20	40,070	42,875
	Springleaf Finance Corp.	7.750%	10/1/21	69,567	73,567
	Springleaf Finance Corp.	6.125%	5/15/22	13,610	13,678
	Springleaf Finance Corp.	8.250%	10/1/23	17,136	18,464
	Springleaf Finance Corp.	6.875%	3/15/25	23,455	22,399
	Springleaf Finance Corp.	7.125%	3/15/26	144,110	136,184

	Insurance (2.3%)
2	Aegon NV	5.500%	4/11/48	72,780	68,868
3,5 Asurion LLC Bank Loan		5.302%	11/3/24	101,087	101,163

	Genworth Holdings Inc.	7.700%	6/15/20	2,480	2,548
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	28,505
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	25,951
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	43,073
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	13,694
4	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	66,914
	MGIC Investment Corp.	5.750%	8/15/23	24,695	25,374
	Radian Group Inc.	4.500%	10/1/24	73,175	70,431
2	Voya Financial Inc.	5.650%	5/15/53	87,753	86,766

	Other Finance (0.4%)
	CNO Financial Group Inc.	5.250%	5/30/25	58,533	58,972
3,5 Trans Union LLC Bank Loan		4.302%	6/19/25	37,192	37,112

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	46,055	47,494

					2,562,794
Industrial (80.2%)
	Basic Industry (7.1%)
	AK Steel Corp.	7.625%	10/1/21	9,925	9,913
	AK Steel Corp.	7.500%	7/15/23	79,875	81,373
	AK Steel Corp.	6.375%	10/15/25	32,438	28,708
	AK Steel Corp.	7.000%	3/15/27	84,610	75,514
4	Alcoa Nederland Holding BV	6.750%	9/30/24	500	525
4	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	97,487	100,655
	Chemours Co.	6.625%	5/15/23	44,094	45,086
	Chemours Co.	7.000%	5/15/25	93,595	96,286
	Chemours Co.	5.375%	5/15/27	31,740	29,518
4	Commercial Metals Co.	5.750%	4/15/26	26,615	25,550
	Commercial Metals Co.	5.375%	7/15/27	19,735	18,255
4	Constellium NV	5.750%	5/15/24	34,862	33,337
4	Constellium NV	6.625%	3/1/25	78,600	77,421
4,6 Constellium NV		4.250%	2/15/26	4,170	4,609
4	Constellium NV	5.875%	2/15/26	10,195	9,571
4,6 CTC BondCo GmbH		5.250%	12/15/25	13,800	15,471
4	First Quantum Minerals Ltd.	7.000%	2/15/21	70,470	68,708
4	First Quantum Minerals Ltd.	7.250%	5/15/22	47,870	45,596
4	First Quantum Minerals Ltd.	6.500%	3/1/24	22,980	20,050
4	First Quantum Minerals Ltd.	6.875%	3/1/26	18,955	16,396
4	FMG Resources August 2006 Pty Ltd.	4.750%	5/15/22	22,335	21,581
4	FMG Resources August 2006 Pty Ltd.	5.125%	3/15/23	61,180	58,887
4	FMG Resources August 2006 Pty Ltd.	5.125%	5/15/24	21,510	20,400
	Graphic Packaging International Inc.	4.125%	8/15/24	23,920	22,664
4	New Gold Inc.	6.250%	11/15/22	38,365	33,378
4	New Gold Inc.	6.375%	5/15/25	46,920	37,595
4	Novelis Corp.	6.250%	8/15/24	53,590	52,652
4	Novelis Corp.	5.875%	9/30/26	83,010	77,822
	Olin Corp.	5.125%	9/15/27	61,215	57,236
	Olin Corp.	5.000%	2/1/30	10,215	9,155
3,5 Starfruit Finco BV Bank Loan		5.550%	9/20/25	21,030	20,977
4,6 Starfruit Finco BV / Starfruit US Holdco LLC		6.500%	10/1/26	8,180	9,036
4	Starfruit US Holdco LLC / Starfruit Finco BV	8.000%	10/1/26	61,200	59,364
	Steel Dynamics Inc.	5.125%	10/1/21	41,770	42,031
	Steel Dynamics Inc.	5.500%	10/1/24	40,885	41,089
	Steel Dynamics Inc.	4.125%	9/15/25	3,305	3,082

	Steel Dynamics Inc.	5.000%	12/15/26	9,730	9,511
4	Teck Resources Ltd.	8.500%	6/1/24	46,560	50,401
	Teck Resources Ltd.	6.125%	10/1/35	7,765	7,920
	Teck Resources Ltd.	6.000%	8/15/40	6,650	6,525
	Teck Resources Ltd.	6.250%	7/15/41	21,350	21,350
	Teck Resources Ltd.	5.200%	3/1/42	4,850	4,292
	Teck Resources Ltd.	5.400%	2/1/43	48,295	43,949
4	Tronox Finance plc	5.750%	10/1/25	9,105	7,967
4	Tronox Inc.	6.500%	4/15/26	90,895	83,169
	United States Steel Corp.	6.650%	6/1/37	13,760	11,696
4	Versum Materials Inc.	5.500%	9/30/24	21,566	21,350

	Capital Goods (9.9%)
4	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	59,970	58,171
	ARD Finance SA	7.125%	9/15/23	13,860	13,479
4	ARD Finance SA	7.125%	9/15/23	21,790	21,191
4	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	70,023	70,373
4	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	93,082	87,148
4,7 Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	5,520	6,668
4	Ashtead Capital Inc.	4.125%	8/15/25	46,175	42,943
4	Ashtead Capital Inc.	5.250%	8/1/26	17,715	17,427
4	Ashtead Capital Inc.	4.375%	8/15/27	46,175	42,423
6	Ball Corp.	4.375%	12/15/23	17,385	21,931
	Ball Corp.	4.875%	3/15/26	66,920	65,916
4	Beacon Escrow Corp.	4.875%	11/1/25	71,460	64,135
4	Berry Global Inc.	4.500%	2/15/26	46,645	43,613
4	Bombardier Inc.	7.750%	3/15/20	80,000	82,900
4	Bombardier Inc.	5.750%	3/15/22	9,690	9,581
4	Bombardier Inc.	6.125%	1/15/23	76,319	75,365
4	Bombardier Inc.	7.500%	12/1/24	14,540	14,776
4	Bombardier Inc.	7.500%	3/15/25	47,116	47,175
4	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,203
4	Cemex SAB de CV	6.125%	5/5/25	111,200	109,810
4	Cemex SAB de CV	7.750%	4/16/26	24,265	25,630
	Clean Harbors Inc.	5.125%	6/1/21	57,864	57,864
4	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	23,465	22,145
4,6 Crown European Holdings SA		2.875%	2/1/26	51,200	56,716
4	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	119,189
4	Jeld-Wen Inc.	4.625%	12/15/25	11,180	10,020
4	Jeld-Wen Inc.	4.875%	12/15/27	11,465	9,975
4	LANXESS AG	6.000%	4/1/24	21,210	21,183
	Lennar Corp.	4.750%	11/29/27	44,610	41,599
4,6 Loxam SAS		4.250%	4/15/24	5,520	6,523
4,6 Loxam SAS		6.000%	4/15/25	6,480	7,759
4	OI European Group BV	4.000%	3/15/23	21,630	20,224
4	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	29,149
4	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	11,748
	PulteGroup Inc.	5.500%	3/1/26	56,495	55,365
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	30,604	30,566
8	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	13,417	13,484

4 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	49,930	48,682
4 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	14,670
4 Standard Industries Inc.	5.500%	2/15/23	9,705	9,511
4 Standard Industries Inc.	5.375%	11/15/24	46,177	44,330
4 Standard Industries Inc.	6.000%	10/15/25	139,715	137,445
4 Standard Industries Inc.	5.000%	2/15/27	16,990	15,461
4 Standard Industries Inc.	4.750%	1/15/28	31,995	28,596
TransDigm Inc.	6.000%	7/15/22	44,150	44,371
TransDigm Inc.	6.500%	7/15/24	103,185	103,959
TransDigm Inc.	6.375%	6/15/26	41,650	40,817
United Rentals North America Inc.	5.750%	11/15/24	20,000	20,025
United Rentals North America Inc.	5.500%	7/15/25	33,095	32,226
United Rentals North America Inc.	4.625%	10/15/25	47,360	43,867
United Rentals North America Inc.	5.875%	9/15/26	62,210	60,732
United Rentals North America Inc.	6.500%	12/15/26	50,080	50,706
United Rentals North America Inc.	5.500%	5/15/27	76,330	72,323
United Rentals North America Inc.	4.875%	1/15/28	60,445	54,400
4 USG Corp.	5.500%	3/1/25	8,590	8,654
4 USG Corp.	4.875%	6/1/27	36,420	36,511

Communication (19.5%)
4 Altice Financing SA	6.625%	2/15/23	58,671	57,938
4 Altice France SA	6.250%	5/15/24	20,000	19,150
4 Altice France SA	7.375%	5/1/26	41,640	39,974
4 Altice Luxembourg SA	7.750%	5/15/22	41,989	38,840
4 Altice Luxembourg SA	7.625%	2/15/25	40,000	34,100
4 Altice US Finance I Corp.	5.500%	5/15/26	83,145	80,858
Belo Corp.	7.750%	6/1/27	29,475	31,391
Belo Corp.	7.250%	9/15/27	22,207	22,818
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	8,380	8,401
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	12,698
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,305
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	96,525
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	33,701
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	14,550	14,659
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	69,205	67,821
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	47,140	46,669
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	46,840	45,435
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	14,255	14,006
CenturyLink Inc.	5.800%	3/15/22	2,985	2,985
CenturyLink Inc.	6.750%	12/1/23	10,305	10,485
4 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	59,340	59,192
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	39,215	40,040

3,5 Crown Finance US Inc. Bank Loan		4.802%	2/22/25	120,106	119,506
	CSC Holdings LLC	6.750%	11/15/21	60,764	63,498
4	CSC Holdings LLC	5.500%	4/15/27	76,415	73,454
	DISH DBS Corp.	6.750%	6/1/21	152,345	154,630
	DISH DBS Corp.	5.875%	7/15/22	115,934	108,978
	DISH DBS Corp.	5.000%	3/15/23	43,776	38,304
	DISH DBS Corp.	5.875%	11/15/24	87,950	75,197
	DISH DBS Corp.	7.750%	7/1/26	106,630	95,167
	Embarq Corp.	7.995%	6/1/36	23,035	21,941
	Gannett Co. Inc.	6.375%	10/15/23	31,721	32,435
4	Gray Television Inc.	5.125%	10/15/24	59,942	56,945
4	Gray Television Inc.	5.875%	7/15/26	38,675	37,128
	Level 3 Financing Inc.	5.375%	8/15/22	75,480	75,480
	Level 3 Financing Inc.	5.625%	2/1/23	26,620	26,720
	Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,244
	Liberty Interactive LLC	8.500%	7/15/29	42,553	44,893
	Liberty Interactive LLC	8.250%	2/1/30	126,903	133,565
	Netflix Inc.	5.875%	2/15/25	25,670	26,087
	Netflix Inc.	4.375%	11/15/26	11,905	10,893
	Nokia Oyj	4.375%	6/12/27	39,230	36,877
	Quebecor Media Inc.	5.750%	1/15/23	87,855	88,075
	Qwest Corp.	6.875%	9/15/33	25,162	24,281
	Sinclair Television Group Inc.	6.125%	10/1/22	6,795	6,905
4	Sinclair Television Group Inc.	5.625%	8/1/24	6,795	6,523
4	Sinclair Television Group Inc.	5.875%	3/15/26	90,410	86,568
4	Sinclair Television Group Inc.	5.125%	2/15/27	57,340	51,606
	Sprint Capital Corp.	6.875%	11/15/28	142,205	139,716
	Sprint Capital Corp.	8.750%	3/15/32	73,969	80,719
4	Sprint Communications Inc.	7.000%	3/1/20	73,700	76,279
	Sprint Communications Inc.	6.000%	11/15/22	10,595	10,701
	Sprint Corp.	7.875%	9/15/23	280,264	299,182
	Sprint Corp.	7.125%	6/15/24	70,886	72,481
	Sprint Corp.	7.625%	2/15/25	54,631	56,680
	T-Mobile USA Inc.	5.375%	4/15/27	102,055	99,631
4	TEGNA Inc.	5.500%	9/15/24	11,145	11,131
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	11,309
	Telecom Italia Capital SA	6.000%	9/30/34	33,530	30,177
	Telecom Italia Capital SA	7.721%	6/4/38	42,725	42,832
4	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	110,200	101,935
	Time Warner Cable LLC	5.875%	11/15/40	2,050	1,957
	Time Warner Cable LLC	5.500%	9/1/41	50,846	46,403
	Tribune Media Co.	5.875%	7/15/22	64,190	64,992
4	Univision Communications Inc.	5.125%	5/15/23	17,900	16,871
4	Univision Communications Inc.	5.125%	2/15/25	200,720	183,408
4	UPCB Finance IV Ltd.	5.375%	1/15/25	50,000	48,625
2	Viacom Inc.	5.875%	2/28/57	82,651	79,345
2	Viacom Inc.	6.250%	2/28/57	33,146	31,862
	Videotron Ltd.	5.000%	7/15/22	108,654	108,382
4	Videotron Ltd.	5.375%	6/15/24	8,633	8,622
4	Virgin Media Finance plc	6.000%	10/15/24	56,255	54,849
4	Virgin Media Secured Finance plc	5.500%	1/15/25	22,325	21,711
4	Virgin Media Secured Finance plc	5.250%	1/15/26	82,210	76,250
4	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	9,650
4	VTR Finance BV	6.875%	1/15/24	79,760	80,458
4	WMG Acquisition Corp.	5.000%	8/1/23	25,381	25,000
4	WMG Acquisition Corp.	4.875%	11/1/24	37,336	36,403
4	WMG Acquisition Corp.	5.500%	4/15/26	85,786	83,641

	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	106,386
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	55,032	56,270
4	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	18,835	18,458

	Consumer Cyclical (9.7%)
4	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	72,684	68,323
4	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	88,290	82,772
4	Adient Global Holdings Ltd.	4.875%	8/15/26	149,047	127,435
4	APX Group Inc.	8.875%	12/1/22	134,375	134,039
3,5 Bass Pro Group, LLC. Bank Loan		7.242%	12/15/23	63,702	63,688
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	27,005	25,756
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	25,675	25,226
4	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	163,294	151,863
	Dana Holding Corp.	5.500%	12/15/24	34,460	33,082
4	Delta Merger Sub Inc.	6.000%	9/15/26	52,260	51,215
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	14,310	14,328
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	59,859
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	41,865	41,080
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	52,202	47,373
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	112,833	100,703
4	GW Honos Security Corp.	8.750%	5/15/25	48,615	46,123
4	Hanesbrands Inc.	4.625%	5/15/24	24,270	23,299
4	Hanesbrands Inc.	4.875%	5/15/26	24,510	23,193
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	60,310	57,747
4	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	76,465	74,745
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	105,130	101,845
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	64,885	61,965
	KB Home	7.000%	12/15/21	7,810	8,122
	KB Home	7.500%	9/15/22	6,935	7,316
	KB Home	7.625%	5/15/23	41,775	43,864
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	27,130	26,757
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	29,156	28,646
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	32,290	30,272
	L Brands Inc.	6.694%	1/15/27	38,191	36,090
	L Brands Inc.	5.250%	2/1/28	42,804	36,490
	Lennar Corp.	4.125%	1/15/22	35,495	34,608
	Lennar Corp.	4.875%	12/15/23	19,825	19,379
	Lennar Corp.	4.500%	4/30/24	78,475	74,944
	Lennar Corp.	5.875%	11/15/24	4,860	4,896
	Lennar Corp.	5.250%	6/1/26	9,460	9,070
	Lennar Corp.	5.000%	6/15/27	42,955	40,485
4,6 LHMC Finco Sarl		6.250%	12/20/23	41,210	48,187
4	LHMC Finco Sarl	7.875%	12/20/23	59,200	59,570
	Meritage Homes Corp.	5.125%	6/6/27	17,560	15,453
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	50,072
	Penske Automotive Group Inc.	5.375%	12/1/24	18,625	17,973
4	PetSmart Inc.	5.875%	6/1/25	50,000	39,250
	PulteGroup Inc.	5.000%	1/15/27	4,315	3,991
	Service Corp. International	5.375%	1/15/22	27,630	27,872

	Service Corp. International	4.625%	12/15/27	13,735	12,911
4	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	13,750
4	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	13,532
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,043
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	62,915
	William Lyon Homes Inc.	7.000%	8/15/22	15,000	14,925
	William Lyon Homes Inc.	5.875%	1/31/25	48,230	42,442

	Consumer Noncyclical (12.7%)
	Aramark Services Inc.	5.125%	1/15/24	32,435	32,273
4	Aramark Services Inc.	5.000%	4/1/25	48,595	47,988
	Aramark Services Inc.	4.750%	6/1/26	19,420	18,498
4	Aramark Services Inc.	5.000%	2/1/28	47,085	44,613
4	Bausch Health Cos. Inc.	5.500%	11/1/25	56,530	55,541
4	Catalent Pharma Solutions Inc.	4.875%	1/15/26	15,140	14,232
4	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	69,800	68,229
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	14,473
	CHS/Community Health Systems Inc.	6.875%	2/1/22	124,942	62,471
	CHS/Community Health Systems Inc.	6.250%	3/31/23	120,190	110,274
4	CHS/Community Health Systems Inc.	8.125%	6/30/24	47,651	37,406
4	Coty Inc.	6.500%	4/15/26	24,260	22,592
4,6 Darling Global Finance BV		3.625%	5/15/26	12,945	14,870
4,6 Diamond BC BV		5.625%	8/15/25	101,750	108,184
3,4 Endo Dac / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	79,855	66,879
4	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	106,343	91,455
4,6 Energizer Gamma Acquisition BV		4.625%	7/15/26	45,080	52,235
4	Energizer Gamma Acquisition Inc.	6.375%	7/15/26	50,785	50,785
	HCA Inc.	6.250%	2/15/21	23,130	24,026
	HCA Inc.	5.875%	3/15/22	60,405	63,123
	HCA Inc.	4.750%	5/1/23	72,500	73,044
	HCA Inc.	5.375%	2/1/25	66,825	67,243
	HCA Inc.	5.250%	4/15/25	45,000	45,956
	HCA Inc.	7.690%	6/15/25	4,510	4,961
	HCA Inc.	5.875%	2/15/26	64,000	65,440
	HCA Inc.	5.250%	6/15/26	31,895	32,453
4	Hologic Inc.	4.625%	2/1/28	18,855	17,229
4	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	16,178	17,088
4	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	52,240	53,415
3,5 Lands' End, Inc. Bank Loan		5.545%	3/12/21	78,941	75,915
4	MEDNAX Inc.	5.250%	12/1/23	7,154	7,145
4	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	54,354
4	Polaris Intermediate Corp.	8.500%	12/1/22	82,880	84,745
4	Post Holdings Inc.	5.500%	3/1/25	27,480	26,587
4	Post Holdings Inc.	5.000%	8/15/26	120,825	111,159
4	Post Holdings Inc.	5.750%	3/1/27	37,091	35,422
4	Post Holdings Inc.	5.625%	1/15/28	90,650	84,984
4	Quintiles IMS Inc.	5.000%	10/15/26	48,285	46,354
4	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	24,350	24,137
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	15,044
	Revlon Consumer Products Corp.	6.250%	8/1/24	67,860	38,341
3,5 Revlon Consumer Products Corp. Bank Loan		5.813%	9/7/23	5,921	4,314
5	Revlon Consumer Products Corp. Bank Loan	5.813%	9/7/23	20,124	14,661
5	Revlon Consumer Products Corp. Bank Loan	5.886%	9/7/23	67	49

4 Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	61,186
4 Sterigenics-Nordion Topco LLC	8.125%	11/1/21	24,400	24,095
Tenet Healthcare Corp.	4.750%	6/1/20	16,875	16,875
Tenet Healthcare Corp.	4.500%	4/1/21	42,147	41,831
Tenet Healthcare Corp.	4.375%	10/1/21	106,480	104,883
Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,286
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	53,031	51,504
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	67,800	55,243
Teva Pharmaceutical Finance Netherlands III
BV	6.750%	3/1/28	67,505	69,021
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	10,000	6,888
4 TreeHouse Foods Inc.	6.000%	2/15/24	60,000	59,925
4 Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	17,325	18,170
4 Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	21,490	22,242
4 Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	48,315	50,550
4 Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	26,760	27,897
4 Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	48,400	49,489
4 VRX Escrow Corp.	6.125%	4/15/25	154,710	142,333
4 West Street Merger Sub Inc.	6.375%	9/1/25	133,245	125,583

Energy (12.3%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.625%	5/20/24	46,910	44,799
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.875%	8/20/26	46,910	44,330
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.500%	5/20/25	20,635	19,294
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.750%	5/20/27	59,170	55,028
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	6.375%	5/1/24	39,505	41,727
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	51,601	52,865
Antero Resources Corp.	5.125%	12/1/22	48,330	47,968
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,385	42,409
Chesapeake Energy Corp.	7.500%	10/1/26	31,450	30,821
Chesapeake Energy Corp.	8.000%	6/15/27	100,395	99,391
4 DCP Midstream LLC	5.350%	3/15/20	11,125	11,250
4 DCP Midstream Operating LP	4.750%	9/30/21	19,999	19,999
DCP Midstream Operating LP	4.950%	4/1/22	45,799	45,913
DCP Midstream Operating LP	3.875%	3/15/23	26,988	25,908
DCP Midstream Operating LP	5.600%	4/1/44	26,895	24,340
Diamondback Energy Inc.	4.750%	11/1/24	5,895	5,748
Diamondback Energy Inc.	5.375%	5/31/25	47,860	47,621
Energy Transfer Equity LP	7.500%	10/15/20	76,385	80,873
Energy Transfer Equity LP	4.250%	3/15/23	84,735	83,888
Energy Transfer Equity LP	5.875%	1/15/24	57,741	60,628
Energy Transfer Equity LP	5.500%	6/1/27	106,236	107,830
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	82,009	73,603
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	16,317	14,155
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	26,720	23,113
Laredo Petroleum Inc.	5.625%	1/15/22	69,522	67,958
Laredo Petroleum Inc.	6.250%	3/15/23	70,158	68,930
4 Matador Resources Co.	5.875%	9/15/26	105,470	103,097
4 MEG Energy Corp.	6.375%	1/30/23	30,650	29,731

4	MEG Energy Corp.	7.000%	3/31/24	47,348	46,401
4	MEG Energy Corp.	6.500%	1/15/25	97,700	100,875
	Newfield Exploration Co.	5.625%	7/1/24	5,395	5,543
4	NGPL PipeCo LLC	4.375%	8/15/22	13,995	13,820
4	NGPL PipeCo LLC	4.875%	8/15/27	16,650	16,026
4	Noble Holding International Ltd.	7.875%	2/1/26	15,185	15,109
4	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	47,585	46,395
4	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	6,606
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,573
	QEP Resources Inc.	5.375%	10/1/22	42,485	41,635
	QEP Resources Inc.	5.250%	5/1/23	42,925	41,101
4	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	43,755
4	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	15,095
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	41,960	44,583
	SESI LLC	7.125%	12/15/21	34,425	34,081
	SESI LLC	7.750%	9/15/24	36,570	35,839
	SM Energy Co.	6.125%	11/15/22	30,015	30,390
	SM Energy Co.	5.000%	1/15/24	69,110	65,654
	SM Energy Co.	5.625%	6/1/25	54,040	52,014
	SM Energy Co.	6.750%	9/15/26	17,855	17,855
	SM Energy Co.	6.625%	1/15/27	9,500	9,536
4	Southern Star Central Corp.	5.125%	7/15/22	14,790	14,605
	Southwestern Energy Co.	6.200%	1/23/25	87,271	84,871
	Southwestern Energy Co.	7.750%	10/1/27	19,207	19,495
4	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	29,669	28,334
4	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	16,180	15,047
4	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	40,285	39,882
4	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	59,770	58,873
2,4 Transocean Guardian Ltd.		5.875%	1/15/24	41,907	41,488
2,4 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	17,752	18,373
2,4 Transocean Pontus Ltd.		6.125%	8/1/25	41,373	41,114
2,4 Transocean Proteus Ltd.		6.250%	12/1/24	22,806	22,691
4	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	62,530	57,840
	Weatherford International Ltd.	7.000%	3/15/38	17,963	12,125
	Weatherford International Ltd.	6.750%	9/15/40	67,387	45,486
	Weatherford International Ltd.	5.950%	4/15/42	57,093	36,682
	Whiting Petroleum Corp.	6.625%	1/15/26	106,234	105,968
	WPX Energy Inc.	6.000%	1/15/22	24,648	25,141
	WPX Energy Inc.	5.250%	9/15/24	112,100	109,858
	WPX Energy Inc.	5.750%	6/1/26	11,975	11,915

	Other Industrial (0.7%)
4	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	104,430	102,864
5	HD Supply Waterworks Ltd. Bank Loan	5.313%	8/1/24	4,989	4,981
3,5 HD Supply Waterworks Ltd. Bank Loan		5.321%	8/1/24	4,421	4,413
4	KAR Auction Services Inc.	5.125%	6/1/25	44,780	42,429

	Technology (7.9%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	58,568
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	88,747	90,522
	CDK Global Inc.	5.875%	6/15/26	19,700	19,848
	CDK Global Inc.	4.875%	6/1/27	20,545	19,261
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	31,905	31,745
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	8,898	8,965

	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	31,255	30,239
	Equinix Inc.	5.375%	4/1/23	20,864	21,177
6	Equinix Inc.	2.875%	2/1/26	102,180	112,865
	Equinix Inc.	5.375%	5/15/27	47,030	46,560
4	First Data Corp.	5.375%	8/15/23	73,250	73,891
4	First Data Corp.	7.000%	12/1/23	120,875	125,257
4	First Data Corp.	5.000%	1/15/24	48,800	48,190
4	First Data Corp.	5.750%	1/15/24	131,820	132,973
3,5 First Data Corp. Bank Loan		4.286%	7/8/22	17,959	17,917
5,9 Grizzly Acquisitions Inc. Bank Loan		5.646%	10/1/25	23,700	23,812
	Infor US Inc.	6.500%	5/15/22	97,200	97,200
	Iron Mountain Inc.	5.750%	8/15/24	30,304	29,736
4	Iron Mountain Inc.	4.875%	9/15/27	28,670	25,588
5,9 Messer Industries Bank Loan		4.898%	10/1/25	23,675	23,663
3,5 Microchip Technology Inc. Bank Loan		4.310%	5/24/25	32,601	32,446
4	MSCI Inc.	5.250%	11/15/24	12,975	13,040
4	MSCI Inc.	5.750%	8/15/25	51,525	52,813
4	MSCI Inc.	4.750%	8/1/26	8,330	8,038
	NCR Corp.	4.625%	2/15/21	47,305	46,241
	Nokia Oyj	6.625%	5/15/39	117,400	121,656
4	Open Text Corp.	5.625%	1/15/23	34,150	34,235
4	Open Text Corp.	5.875%	6/1/26	46,495	46,553
	Pitney Bowes Inc.	4.950%	4/1/23	65,515	58,308
4	Sensata Technologies BV	5.625%	11/1/24	19,290	19,290
4	Sensata Technologies BV	5.000%	10/1/25	52,750	50,904
4	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	50,575
3,5 SS&C Technologies Holdings Inc. Bank Loan		4.552%	4/16/25	24,463	24,330
3,5 SS&C Technologies Holdings Inc. Bank Loan		4.552%	4/16/25	63,115	62,770
3,5 SS&C Technologies Holdings Inc. Bank Loan		4.552%	4/16/25	5,485	5,464
5	SS&C Technologies Holdings Inc. Bank Loan	4.595%	4/16/25	13,540	13,487
4	Symantec Corp.	5.000%	4/15/25	76,236	72,403
4,7 Vantiv LLC / Vanity Issuer Corp.		3.875%	11/15/25	43,820	54,508
4	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	36,025	33,999

	Transportation (0.4%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	69,036	67,138
4	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	24,490	23,449
					18,582,355
Utilities (1.3%)
	Electric (1.3%)
	AES Corp.	4.500%	3/15/23	44,805	43,965
	AES Corp.	4.875%	5/15/23	25,000	24,750
	AES Corp.	5.500%	4/15/25	5,475	5,489
	AES Corp.	6.000%	5/15/26	920	943
	AES Corp.	5.125%	9/1/27	58,610	57,877
4	NextEra Energy Operating Partners LP	4.250%	9/15/24	22,350	21,232
4	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	22,311
	NRG Energy Inc.	6.250%	5/1/24	76,640	78,556
	NRG Energy Inc.	7.250%	5/15/26	47,920	51,035
					306,158
Total Corporate Bonds (Cost $22,164,038)					21,451,307
Sovereign Bonds (0.3%)
4	DAE Funding LLC	4.500%	8/1/22	28,790	28,142

4 DAE Funding LLC	5.000%	8/1/24	29,605	28,717
Total Sovereign Bonds (Cost $58,395)				56,859
			Shares
Preferred Stocks (0.5%)
GMAC Capital Trust I Pfd. (Cost $123,777)	0.000%		4,743,200	124,556
Common Stocks (0.2%)
Utilities (0.2%)
§ Homer City Generation LP			2,020,431	41,520

Total Common Stocks (Cost $41,520)				41,520
			Face
			Amount
	Coupon	Maturity Date	($000)
Temporary Cash Investments (2.2%)
Repurchase Agreements (2.2%)
Bank of America Securities, LLC
(Dated 10/31/18, Repurchase Value
$65,004,000, collateralized by U.S.
Government National Mortgage Assn.
4.500%, 6/20/48 with a value of
$66,300,000)	2.210%	11/1/18	65,000	65,000
Bank of Montreal
(Dated 10/31/18, Repurchase Value
$75,305,000, collateralized by U.S.
Treasury Note/Bond 1.500%-3.750%,
11/15/18-02/15/48, U.S. Treasury Bill
0.000%,11/01/18-08/15/19 with a value of
$76,806,000)	2.180%	11/1/18	75,300	75,300
RBC Capital Markets LLC
(Dated 10/31/18, Repurchase Value
$112,007,000, collateralized by Federal
Home Loan Mortgage Corp.,3.500%-
4.000%,02/01/48-10/01/48, Federal
National Mortgage Assn., 2.350%-5.000%,
03/01/21-05/01/48, Government National
Mortgage Assn. 2.500%-3.500%, 08/20/44-
12/20/47, with a value of $114,240,000)	2.190%	11/1/18	112,000	112,000
TD Securities (USA) LLC
(Dated 10/31/18, Repurchase Value
$39,102,000, collateralized by Federal
National Mortgage Assn., 4.000%,
03/01/48, with a value of $39,882,000)	2.210%	11/1/18	39,100	39,100
JP Morgan Securities LLC
(Dated 10/31/18, Repurchase Value
$223,014,000, collateralized by U.S.
Treasury Note/Bond 1.250%-2.000%,
10/31/19-10/31/23, with a value of
$227,460,000)	2.190%	11/1/18	223,000	223,000
Total Temporary Cash Investments (Cost $514,400)				514,400
Total Investments (99.0%) (Cost $23,647,549)				22,933,097
Other Assets and Liabilities-Net (1.0%)				230,240
Net Assets (100%)				23,163,337

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $22,938,000 have been segregated as initial margin for open cleared swap contracts.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $9,264,892,000, representing 40.0% of net assets.
5 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October
31, 2018, the aggregate value of these securities was $715,811,000, representing 3.1% of net assets.
6 Face amount denominated in euro.
7 Face amount denominated in British pounds.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
9 Adjustable-rate security.

Derivative Financial Instruments Outstanding as of Period End
Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	11/30/18	USD	471,643	EUR	414,977	496
Barclays Bank plc	11/30/18	USD	63,802	GBP	49,746	132
						628
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination Notional Amount			(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-31	12/20/23	USD	450,000	5.000	24,179	(3,811)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

At October 31, 2018, counterparties had deposited in segregated accounts securities with a value of $20,189,000 in connection with open forward currency contracts and open centrally cleared swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the

High-Yield Corporate Fund

valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either

High-Yield Corporate Fund

party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

High-Yield Corporate Fund

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into

High-Yield Corporate Fund

master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	744,455	—
Corporate Bonds	—	21,451,307	—
Sovereign Bonds	—	56,859	—
Preferred Stocks	—	124,556	—
Common Stocks	—	—	41,520
Temporary Cash Investments	—	514,400	—
Forward Currency Contracts—Assets	—	628	—
Swap Contracts—Assets	1,450[1]	—	—
Total	1,450	22,892,205	41,520
1 Represents variation margin on the last day of the reporting period.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.8%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	1.875%	9/30/22	40,000	38,400
1	United States Treasury Note/Bond	1.500%	2/28/23	613,000	576,410
	United States Treasury Note/Bond	2.625%	2/28/23	265,000	261,314
1,2	United States Treasury Note/Bond	1.500%	3/31/23	210,000	197,236
	United States Treasury Note/Bond	2.500%	3/31/23	375,000	367,676
1,2	United States Treasury Note/Bond	1.750%	5/15/23	170,000	161,180
	United States Treasury Note/Bond	1.625%	5/31/23	31,000	29,213
	United States Treasury Note/Bond	2.750%	5/31/23	150,000	148,593
	United States Treasury Note/Bond	2.875%	4/30/25	100,000	98,953
	United States Treasury Note/Bond	2.750%	6/30/25	90,000	88,313
	United States Treasury Note/Bond	2.000%	8/15/25	79,900	74,669
	United States Treasury Note/Bond	1.500%	8/15/26	60,015	53,404
1	United States Treasury Note/Bond	2.250%	11/15/27	30,000	27,909
	United States Treasury Note/Bond	2.750%	2/15/28	36,152	35,011
3	United States Treasury Note/Bond	2.875%	5/15/28	200,000	195,562
					2,353,843
Conventional Mortgage-Backed Securities (0.1%)
4,5,6	Fannie Mae Pool	4.000%	11/1/48–12/1/48	42,130	42,091
					42,091
Nonconventional Mortgage-Backed Securities (0.6%)
4,5,7	Fannie Mae REMICS	3.769%	3/25/46	35,877	5,656
4,5,7	Fannie Mae REMICS	3.869%	5/25/47	50,382	7,987
4,5,7	Fannie Mae REMICS	3.919%	10/25/47	32,491	5,460
5,8	Fannie Mae REMICS	4.000%	3/25/43–2/25/48	32,858	7,825
5,8	Fannie Mae REMICS	4.500%	9/25/47	16,812	4,157
5,8	Fannie Mae REMICS	5.000%	6/25/45	23,084	5,009
5,8	Fannie Mae REMICS	5.500%	2/25/46	12,489	2,773
5,8	Fannie Mae REMICS	6.000%	12/25/47	14,686	3,559
5,8	Fannie Mae REMICS 2012-138	4.500%	12/25/42	9,425	2,403
5,8	Fannie Mae REMICS 2013-20	4.000%	3/25/43	11,433	2,558
5,8	Fannie Mae REMICS 2013-39D	4.000%	6/25/42	9,839	1,884
5,8	Fannie Mae REMICS 2013-43	4.000%	5/25/43	29,138	6,472
5,8	Fannie Mae REMICS 2015-22	6.000%	4/25/45	13,040	3,079
5,8	Fannie Mae REMICS 2015-28	4.000%	5/25/45	10,988	2,544
5,8	Fannie Mae REMICS 2016-3	4.000%	2/25/46	25,375	5,869
5,8	Fannie Mae REMICS 2016-3	6.000%	2/25/46	11,538	2,759
4,5,9	Freddie Mac Non Gold Pool	4.500%	8/1/32	219	225
4,5,10	Freddie Mac Non Gold Pool	4.643%	9/1/32	134	136
5,8	Freddie Mac REMICS	3.500%	12/15/42	38,826	7,468
4,5,7	Freddie Mac REMICS	3.871%	1/15/42–1/15/45	24,713	3,653
4,5,7	Freddie Mac REMICS	3.921%	12/15/47	12,530	2,192
5,8	Freddie Mac REMICS	4.000%	10/15/42–12/15/47	36,365	7,283
4,7	Ginnie Mae REMICS	3.370%	8/20/45	21,210	2,887
8	Ginnie Mae REMICS	3.500%	7/20/42	19,765	3,431
4,7	Ginnie Mae REMICS	3.820%	9/20/46	15,605	2,611
4,7	Ginnie Mae REMICS	3.920%	9/20/47–12/20/47	116,298	18,028
8	Ginnie Mae REMICS	4.000%	3/20/42–1/20/48	88,988	20,413
8	Ginnie Mae REMICS	4.500%	3/20/43–1/20/48	91,654	20,070

8 Ginnie Mae REMICS	5.000%	2/20/40	20,307	4,821

					163,212
Total U.S. Government and Agency Obligations (Cost $2,625,093)					2,559,146
Asset-Backed/Commercial Mortgage-Backed Securities (19.5%)
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	1,545	1,543
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	6,140	6,008
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	18,930	18,745
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	5,050	4,963
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	19,100	18,726
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	20,040	20,008
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	17,850	17,835
4,11	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,916	3,875
4,11	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,065
4,11	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,599	6,512
4,11	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,139	5,031
4,11	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	2,776	2,733
4,11	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	1,070	1,075
4,11	American Tower Trust #1	3.652%	3/23/28	5,300	5,095
4,11	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,402	6,610
4,11	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	3,707
4	AmeriCredit Automobile Receivables
	Trust 2014-2	2.180%	6/8/20	33	33
4	AmeriCredit Automobile Receivables
	Trust 2015-3	2.080%	9/8/20	1,013	1,013
4	AmeriCredit Automobile Receivables
	Trust 2015-3	3.340%	8/8/21	3,200	3,206
4	AmeriCredit Automobile Receivables
	Trust 2016-1	1.810%	10/8/20	860	860
4	AmeriCredit Automobile Receivables
	Trust 2016-1	3.590%	2/8/22	2,980	2,985
4	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	3,280	3,289
4	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	3,390	3,328
4	AmeriCredit Automobile Receivables
	Trust 2016-4	2.410%	7/8/22	7,205	7,086
4	AmeriCredit Automobile Receivables
	Trust 2017-3	1.690%	12/18/20	25,248	25,160
4	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	9,460	9,439
4,11	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	1,330	1,304
4,11	Applebee's Funding LLC/IHOP Funding
	LLC	4.277%	9/5/44	1,247	1,227
4,11	ARL Second LLC 2014-1A	2.920%	6/15/44	5,109	4,956
4,11	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	1,482	1,499
4,11	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	36,180	36,475
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	6,867	6,869
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	14,310	14,125
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	15,725	15,459
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	1,540	1,517

4,11	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	4,220	4,126
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	6,370	6,138
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	6,200	6,154
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	4.730%	9/20/24	1,110	1,104
4,11	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	13,490	13,508
4,11	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	4,901
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	3,350	3,329
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	3,916	3,879
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.362%	9/15/48	360	358
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,520	1,480
4	BANK 2017 - BNK4	3.625%	5/15/50	3,435	3,351
4	BANK 2017 - BNK5	3.390%	6/15/60	3,585	3,436
4	BANK 2017 - BNK6	3.254%	7/15/60	4,620	4,389
4	BANK 2017 - BNK6	3.518%	7/15/60	5,740	5,553
4	BANK 2017 - BNK6	3.741%	7/15/60	1,310	1,265
4	BANK 2017 - BNK7	3.435%	9/15/60	5,490	5,269
4	BANK 2017 - BNK8	3.488%	11/15/50	11,520	11,092
4	BANK 2017 - BNK9	3.538%	11/15/54	8,545	8,244
4	BANK 2018 - BNK12	4.255%	5/15/61	3,960	4,033
4	BANK 2018 - BNK13	4.217%	8/15/61	7,560	7,670
4	BANK 2018 - BNK10	3.641%	2/15/61	4,430	4,386
4	BANK 2018 - BNK10	3.688%	2/15/61	11,760	11,474
4	BANK 2018 - BNK14	4.185%	9/15/60	2,205	2,251
4	BANK 2018 - BNK14	4.231%	9/15/60	10,850	11,021
4,11,12 Bank of America Student Loan Trust
	2010-1A	3.290%	2/25/43	3,597	3,614
	Bank of Nova Scotia	1.875%	4/26/21	21,270	20,543
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	2,910	2,881
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,570	6,402
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,350	2,294
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	6,320	6,154
4	BENCHMARK 2018-B1 Mortgage Trust	4.119%	1/15/51	9,810	9,377
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	33,400	33,057
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	7,230	7,233
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	5,920	6,011
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	3,047	3,119
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	12,270	12,480
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	11,120	11,020
4	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	3,460	3,412
4	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	2,200	2,202
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	4,010	3,941
4,12	Brazos Higher Education Authority Inc.
	Series 2005-3	2.573%	6/25/26	2,957	2,939
4,12	Brazos Higher Education Authority Inc.
	Series 2011-1	3.111%	2/25/30	5,765	5,798
4,11	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,000	984
4,11	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	1,568	1,539
4,11	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	7,031	6,997

4,11	California Republic Auto Receivables
	Trust 2015-4	2.580%	6/15/21	4,225	4,218
4	California Republic Auto Receivables
	Trust 2016-1	3.430%	2/15/22	8,000	7,961
4	California Republic Auto Receivables
	Trust 2016-1	4.560%	12/15/22	8,320	8,378
4	California Republic Auto Receivables
	Trust 2016-2	1.560%	7/15/20	1,031	1,031
4	California Republic Auto Receivables
	Trust 2016-2	1.830%	12/15/21	2,430	2,406
4	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	1,120	1,099
4	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	540	534
4,11	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	4,910	4,870
4,11	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	3,450	3,390
4,11	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	3,310	3,288
4,11	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.270%	12/19/22	2,880	2,895
4,11	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.440%	8/21/23	1,280	1,289
4	Capital Auto Receivables Asset Trust
	2015-3	2.430%	9/21/20	2,430	2,426
4	Capital Auto Receivables Asset Trust
	2015-3	2.900%	12/21/20	2,700	2,699
4	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	360	359
4	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	1,630	1,602
4	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	900	890
4,11	Capital Auto Receivables Asset Trust
	2017-1	2.020%	8/20/21	5,830	5,781
4,11	Capital Auto Receivables Asset Trust
	2017-1	2.220%	3/21/22	4,060	3,999
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	33,775	33,037
4,11	CARDS II Trust 2018-2A	3.047%	4/17/23	16,110	16,051
4	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	1,935	1,933
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,005
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,928
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,783
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,894
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,140
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	1,930	1,883
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,337
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	6,110	6,008
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,371
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	1,640	1,589
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	1,640	1,597
4	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	12,439	12,396
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	19,230	18,987
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	3,040	2,984
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	5,020	4,908
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	1,560	1,526

4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	2,140	2,128
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	3,090	3,071
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	2,390	2,373
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	13,490	13,474
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	6,740	6,737
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	9,160	9,166
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	3,370	3,373
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	2,960	2,963
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	2,010	2,012
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	1,360	1,362
4	CD 2016-CD1 Commercial Mortgage
	Trust	2.724%	8/10/49	17,440	16,015
4	CD 2016-CD1 Commercial Mortgage
	Trust	3.631%	8/10/49	5,510	5,113
4	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	9,825	9,588
4	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	4,970	4,805
4	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	6,270	6,008
4	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	2,315	2,214
4,11	CFCRE Commercial Mortgage Trust
	2011-C2	5.756%	12/15/47	5,260	5,547
4	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	4,826	4,607
4,11	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	15,848	15,769
4,11	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	12,860	12,816
4,11	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	290	290
4,11	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	3,116	3,115
4,11	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	2,315	2,313
4,11	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	3,600	3,601
4,11	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	5,510	5,544
4,11	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	2,370	2,366
4,11	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	8,530	8,606
4,11	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	3,583	3,562
4,11	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	4,680	4,613
4	Citibank Credit Card Issuance Trust 2018-
	A1	2.490%	1/20/23	19,850	19,556
4,11	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,017	2,017
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	6,015	5,890
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	864	873
4	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	1,910	1,970
4	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	691	699

4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	16,273	16,521
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	24,656	24,731
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	9,060	9,124
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	8,949	8,903
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	2,020	2,019
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	800	800
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.459%	7/10/47	1,250	1,202
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	4,729	4,638
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	13,083	12,995
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	2,170	2,201
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.529%	10/10/47	3,270	3,243
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	6,418	6,189
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	38,770	38,615
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	17,447	17,368
4	Citigroup Commercial Mortgage Trust
	2015-GC33	4.570%	9/10/58	900	875
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	9,456	9,028
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	17,560	16,372
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	6,325	6,065
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	13,140	12,594
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	3,150	3,087
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.271%	9/15/50	3,150	3,031
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	900	913
4,11	CKE Restaurants Holdings Inc 2018-1A	5.710%	6/20/48	12,680	12,663
4,11	CLI Funding V LLC 2013-1A	2.830%	3/18/28	2,375	2,311
4,11,13	Colony American Homes 2015-1	3.787%	7/17/32	440	441
4,11,13	Colony American Homes 2015-1A	3.487%	7/17/32	3,566	3,573
4,11,13	Colony Starwood Homes 2016-1A Trust	3.790%	7/17/33	3,398	3,400
4,11,13	Colony Starwood Homes 2016-1A Trust	4.439%	7/17/33	1,561	1,562
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	2,936
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	3,866
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,644	6,486
4,11	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,047
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,899	6,703
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	409
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,838
4,11	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	12,648

4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	83	81
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	775	783
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,876	4,935
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	4,891
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,737	1,745
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	5,896
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,048	13,299
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	23,397	24,003
4	COMM 2013-CCRE13 Mortgage Trust	4.739%	11/10/46	855	893
4	COMM 2013-CCRE13 Mortgage Trust	4.739%	11/10/46	1,560	1,557
4,11	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,002
4,11	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,361
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	686	681
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	8,559
4	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	5,388	5,542
4,11	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	2,780	2,754
4,11	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,308	1,318
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	600
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	3,796
4,11	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,702	6,530
4,11	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	18,320	18,254
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	508
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,432	4,548
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,120	1,120
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,431
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,333
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,003
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,335	6,415
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,302
4	COMM 2014-CCRE17 Mortgage Trust	4.738%	5/10/47	4,400	4,367
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,260	6,241
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	10,820	10,867
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	5,200	5,080
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	15,285
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	22,572	22,253
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,438	2,454
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,465	2,447
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	4,100	4,073
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	3,682
4	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	1,760	1,746
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	7,183	6,954
4,11	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,538	5,474
4	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	6,650	6,506
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	6,150	6,088
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.356%	8/15/48	2,160	2,128
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	9,110	9,053
4	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.537%	11/15/48	3,620	3,547
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	6,280	6,060
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	6,880	6,562
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	12,490	12,640

4,11	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	7,290	7,259
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	17,800	18,355
4	DBJPM 16-C1 Mortgage Trust	3.350%	5/10/49	1,250	1,133
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	9,640	9,168
4,11	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	5,101	5,082
4,11	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,090	5,040
4,11	Dell Equipment Finance Trust 2018-2	3.370%	10/22/23	3,160	3,160
11	DNB Boligkreditt AS	2.500%	3/28/22	11,200	10,881
4,11	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	13,420	13,000
4,11	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	249	249
4,11	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	2,000	2,010
4,11	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	3,019	3,030
4,11	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	5,017	5,045
4,11	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	2,065	2,067
4,11	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	9,250	9,361
4,11	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	1,409	1,413
4,11	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	11,330	11,490
4,11	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,641
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,640	1,643
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	9,422	9,410
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	13,040	12,993
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	7,960	7,953
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	12,200	12,210
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	8,560	8,586
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	15,440	15,445
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	15,170	15,202
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	8,070	8,149
4,11,13	Edsouth Indenture No 9 LLC 2015-1	3.081%	10/25/56	6,173	6,172
4,11	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	12,895	12,777
4,11	Enterprise Fleet Financing LLC Series
	2015-2	2.090%	2/22/21	4,619	4,609
4,11	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	18,140	18,049
4,11,14	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	8,160	8,159
4,11,14	Enterprise Fleet Financing LLC Series
	2018-3	3.550%	5/20/24	6,010	6,010
4,5,13	Fannie Mae Connecticut Avenue
	Securities 2016-C04	3.731%	1/25/29	920	926
4,5,13	Fannie Mae Connecticut Avenue
	Securities 2016-C05	3.631%	1/25/29	312	313
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,259	9,630
4,13	First National Master Note Trust 2017-2	2.720%	10/16/23	9,120	9,128
4,11	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	3,850	3,841
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	14,340	14,215
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	7,250	7,160
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	2,860	2,847
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	5,150	5,127
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	17,360	17,370
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	6,130	6,122
4,11	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	17,458	17,402
4,11	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	2,900	2,892
4,11	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	10,300	10,228
4,11	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	2,160	2,147
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,642
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,076
4,11	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	26,000	25,662
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,392

4,11	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,820	13,490
4,11	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	20,230	19,542
4,11	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	24,010	23,379
4,11	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	27,320	26,116
4,11	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,582
4,11	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,402
4,11	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	13,500	13,437
4,11	Ford Credit Auto Owner Trust 2018-2	3.610%	1/15/30	8,140	8,065
4,11	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	3,660	3,619
4	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	16,310	16,272
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	6,360	6,372
4,11	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	22,190	21,527
4,11	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	7,010	6,799
4	Ford Credit Floorplan Master Owner Trust
	A Series 2014-2	2.310%	2/15/21	900	899
4	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	8,480	8,354
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	56,020	55,084
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	37,850	37,133
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	27,090	26,836
4,5,13	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA2	4.481%	10/25/28	567	572
4,5,13	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3	4.281%	12/25/28	2,168	2,192
4,5,11	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.745%	2/25/48	3,269	3,241
4,5,11	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.820%	5/25/48	4,322	4,300
4,5,11	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.168%	8/25/48	3,470	3,475
4,11	FRS I LLC 2013-1A	1.800%	4/15/43	135	135
4,11	FRS I LLC 2013-1A	3.080%	4/15/43	5,951	5,934
4	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	96	96
4	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	1,920	1,915
4	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	5,010	4,956
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	10,470	10,384
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	3,290	3,244
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	4,120	4,064
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	2,240	2,209
4	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	13,160	13,138
4	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	12,460	12,447
4	GM Financial Automobile Leasing Trust
	2018-3	3.300%	7/20/22	2,450	2,448
4,11	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	5,350	5,195

4,11	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	1,640	1,595
4	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	3,690	3,672
4	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	4,120	4,114
4,11	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	5,290	5,269
4,11	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	3,900	3,888
4,11,13 GMF Floorplan Owner Revolving Trust
	2017-1	2.850%	1/18/22	230	231
4,11	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	42,410	41,634
4,11	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	13,200	12,983
4,11	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	7,240	7,108
4,11	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	19,810	19,707
4,11	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,297
4,11	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	26,780	26,447
4,11	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	58,610	57,652
4,11	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	47,560	47,231
4,11,12 Gosforth Funding 2018-1A plc		2.714%	8/25/60	7,760	7,757
4,11	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	998
4,11	GreatAmerica Leasing Receivables
	Funding LLC Series 2015-1	2.020%	6/21/21	330	329
4,11	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	10,580	10,510
4,11	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.600%	6/15/21	2,020	2,001
4,11	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	1,310	1,290
4,11	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	5,430	5,431
4,11	GS Mortgage Securities Trust 2010-C2	5.182%	12/10/43	1,370	1,405
4,11	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,650	2,730
4,11	GS Mortgage Securities Trust 2012-
	BWTR	2.954%	11/5/34	7,625	7,414
4,11	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,056
4	GS Mortgage Securities Trust 2012-GCJ7	5.702%	5/10/45	2,140	2,188
4	GS Mortgage Securities Trust 2013-GC13	4.049%	7/10/46	185	190
4,11	GS Mortgage Securities Trust 2013-GC13	4.082%	7/10/46	1,210	1,176
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	4,128	4,050
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.777%	6/10/46	1,550	1,523
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.817%	8/10/46	773	780
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	6,005	6,105
4	GS Mortgage Securities Trust 2013-
	GCJ14	4.243%	8/10/46	105	108
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,638	10,774
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	579
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	13,475	13,592
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,505

4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	2,610	2,645
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	4,615	4,539
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	7,498
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	17,870	17,713
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,200	8,879
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,338
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	4,596
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	14,640	14,282
4	GS Mortgage Securities Trust 2015-GC34	4.653%	10/10/48	2,610	2,591
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	1,720	1,595
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	10,670	10,755
4,11	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	8,733
4,11	Harley Marine Financing LLC Barge 2018-
	1	5.682%	5/15/43	7,851	7,262
4,11	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	16,220	16,198
4,11	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	11,150	11,043
4,11	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	4,700	4,613
4,11	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	6,858	6,725
4,11	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	1,650	1,640
4,11	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	4,390	4,249
4,11	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	6,110	5,918
4,11	Hertz Vehicle Financing II LP 2018-1A	4.390%	2/25/24	930	929
4,11	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	3,458	3,363
4,11	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	12,380	12,374
4,11	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	7,589
4,11,12	Holmes Master Issuer plc 2018-1	2.796%	10/15/54	10,350	10,335
4,11,12	Holmes Master Issuer plc 2018-2A	2.856%	10/15/54	10,080	10,079
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	20,890	20,632
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	3,110	3,042
4	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	6,260	6,244
4	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	8,730	8,689
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	3,200	3,177
4,11	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,910	10,350
4,11	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,658
4,11	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	10,930	10,824
4,11	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	17,620	17,474
4,11	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	3,470	3,430
4,11	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	3,160	3,117
4,11	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	14,880	14,818
4,11	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	4,710	4,669
4,11	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	1,870	1,863
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,387
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,267
4,11,13	Invitation Homes 2017-SFR2 Trust	3.139%	12/17/36	14,393	14,358
4,11,13	Invitation Homes 2017-SFR2 Trust	3.440%	12/17/36	4,930	4,930
4,11,13	Invitation Homes 2018-SFR1 Trust	2.990%	3/17/37	9,321	9,262

4,11,13	Invitation Homes 2018-SFR1 Trust	3.239%	3/17/37	2,250	2,233
4,11	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,631	6,537
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	5,250	5,217
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	5,548	5,655
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,092	1,103
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.640%	11/15/43	2,313	2,357
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.640%	11/15/43	2,730	2,733
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	6,831	6,993
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.406%	8/15/46	4,000	4,159
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	920	935
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	3,801	3,790
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,135	4,025
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	22,385
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,373
4,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,937	5,845
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,536
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.992%	1/15/46	2,550	2,517
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.992%	1/15/46	323	327
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	1,175	1,182
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	651	659
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	29,810	30,517
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.945%	12/15/46	2,135	2,223
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.010%	12/15/46	960	986
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	10,979	10,679
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	12,380	12,370
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	4,940	4,572
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	9,670	9,447
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	4,100	3,945
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	6,690	6,622
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,515	5,519

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.035%	7/15/45	5,000	5,048
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,492	1,503
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	6,118	6,239
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	385	387
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,813
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.105%	11/15/45	1,340	1,388
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,363	4,459
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	14,680	14,915
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	612
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	2,500	2,574
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	1,000	1,006
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	2,910	2,943
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	5,570	5,510
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	2,117	2,098
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	13,220	12,887
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	5,120	5,045
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	9,823	9,459
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	4,640	4,527
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	3,700	3,687
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	2,245	2,255
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	11,540	11,512
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,783	3,714
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	7,300	7,240
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	11,590	11,376
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	4,660	4,466
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	3,460	3,304
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	150	152
4,11,12	Lanark Master Issuer plc 2018-1A	2.730%	12/22/69	5,984	5,974
4,11,13	Lanark Master Issuer plc 2018-2A	2.846%	12/22/69	6,830	6,834
4,11	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	13,250	13,148

4,11	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	910	906
4,11	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,251
4,11,13 Master Credit Card Trust II Series 2018-
	1A	2.770%	7/21/24	21,490	21,453
4	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	8,344	8,330
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	19,250	19,133
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	1,920	1,899
4	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	5,220	5,200
4,11	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	91	91
4,11	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,600	13,324
4,11	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	2,900	2,898
4,11	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	1,580	1,574
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,352
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	15,890
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	6,337	6,182
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	1,830	1,779
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	1,244	1,271
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	300	299
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	11,427	11,499
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.157%	8/15/46	3,937	4,025
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	1,005	1,014
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	1,940	1,999
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	400	408
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,409
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	1,950
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	12,980	12,729
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,334
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,637
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	11,716	11,766
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	21,575	21,873
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.897%	4/15/47	1,140	1,159
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	8,646	8,693
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	935	941
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.321%	6/15/47	7,090	7,124

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.754%	6/15/47	2,400	2,372
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	28,696	28,738
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,368
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,469
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	6,880	6,819
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	3,940	3,880
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	8,640	8,509
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	10,453	10,122
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	3,420	3,332
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,212
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	34,430	34,210
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	7,598	7,504
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	6,910	6,661
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.751%	5/15/49	1,090	1,087
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	27,300	26,930
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	6,520	6,304
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,244
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,421
4,11	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	6,407	6,320
4,11	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,361
4,11	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,788
4,11	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,430	4,376
4	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	48,685	48,426
4	Morgan Stanley Capital I Trust 2015-
	UBS8	4.588%	12/15/48	3,210	3,096
4	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	21,780	20,121
4	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	7,410	7,275
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	2,800	2,748
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	3,486	3,375
4,11,13	Motor plc 2017 1A	2.811%	9/25/24	29,897	29,905
4,11	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	11,190	10,758
4,11,13	Navient Student Loan Trust 2016-2	3.337%	6/25/65	2,408	2,429
4,11,13	Navient Student Loan Trust 2016-3	3.131%	6/25/65	1,915	1,926
4,11,13	Navient Student Loan Trust 2016-6A	3.036%	3/25/66	12,400	12,507
4,11,13	Navient Student Loan Trust 2017-A	2.680%	12/16/58	4,753	4,756
4,11	Navient Student Loan Trust 2017-A	2.880%	12/16/58	8,940	8,692
4,11,13	Navient Student Loan Trust 2018-1	2.471%	3/25/67	3,216	3,216

4,11	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	5,260	5,196
4,11	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	4,938	4,918
4,11	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	23,520	23,322
4,11,14	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	19,280	19,212
4,13	New Mexico Educational Assistance
	Foundation 2013-1	2.956%	11/1/18	2,540	2,493
4,11	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	6,720	6,711
4	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	24,810	24,664
4	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	8,960	8,876
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	18,990	18,826
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	5,300	5,234
4	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	5,450	5,447
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	19,280	18,970
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	10,870	10,597
4	Nissan Auto Receivables 2018-B Owner
	Trust	3.160%	12/16/24	5,220	5,183
4,13	Nissan Master Owner Trust Receivables
	Series 2017-C	2.599%	10/17/22	28,430	28,472
4,11	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	123
4,11	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	8,749
4,11,13	Pepper Residential Securities Trust
	2017A-A1UA	3.377%	3/10/58	3,289	3,292
4,11,13	Pepper Residential Securities Trust
	2018A-A1UA	3.233%	3/12/47	898	898
4,11,13	Pepper Residential Securities Trust
	2020A-A1U1	2.780%	3/16/19	8,390	8,361
4,11,13	Pepper Residential Securities Trust
	2021A-A1U	3.160%	1/16/60	17,832	17,822
4,11,12	Permanent Master Issuer plc 2018-1A	2.816%	7/15/58	6,540	6,550
4,11	PFS Financing Corp. 2017-B	2.220%	7/15/22	15,980	15,645
4,11,13	PFS Financing Corp. 2017-C	2.750%	10/15/21	16,560	16,563
4,11	PFS Financing Corp. 2017-D	2.400%	10/17/22	17,210	16,877
4,11	PFS Financing Corp. 2018-D	3.190%	4/17/23	5,460	5,414
4,11,13	PHEAA Student Loan Trust 2016-2A	3.231%	11/25/65	12,296	12,453
4,11	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,457	2,421
4,11	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,315	9,194
4,11	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,454
4,11	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	7,770	7,490
4,11	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	2,020	1,947
4,11	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	4,580	4,430
4,11	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	580	565
4,11	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	15,070	15,062
4	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	5,020	4,997
4	Public Service New Hampshire Funding
	LLC 2018-1	3.506%	8/1/28	1,720	1,707
4	Public Service New Hampshire Funding
	LLC 2018-1	3.814%	2/1/35	1,630	1,611
4,11,12	Resimac Premier Series 2014-1A	3.534%	12/12/45	1,435	1,426
4,11,13	Resimac Premier Series 2016-1A	3.667%	10/10/47	18,846	18,948
4,11,13	Resimac Premier Series 2018-1A	3.084%	11/10/49	14,151	14,137
4,11,13	Resimac Premier Series 2018-1NCA	3.129%	12/16/59	23,561	23,557
4	Royal Bank of Canada	1.875%	2/5/21	4,800	4,727
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	5,160	5,174

4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	608	608
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	892	891
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	1,610	1,603
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	1,440	1,436
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	9,330	9,267
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	7,990	7,969
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	3,980	3,925
4	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	9,818	9,801
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	4,720	4,699
4	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	10,780	10,723
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	9,410	9,268
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	4,110	4,029
4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	13,250	13,198
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	21,950	21,904
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	11,000	10,944
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	17,580	17,581
4,11	Santander Retail Auto Lease Trust 2017-
	A	2.370%	1/20/22	3,460	3,413
4,11	Santander Retail Auto Lease Trust 2017-
	A	2.680%	1/20/22	2,750	2,708
4,11	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	11,150	11,090
4,11	Santander Retail Auto Lease Trust 2018-
	A	3.060%	4/20/22	3,910	3,881
4,11	Santander Retail Auto Lease Trust 2018-
	A	3.200%	4/20/22	3,340	3,314
4,11	Santander Retail Auto Lease Trust 2018-
	A	3.490%	5/20/22	7,760	7,697
4,11	SBA Tower Trust	3.156%	10/8/20	3,970	3,934
4,11	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	2,208	2,200
4,11	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	5,460	5,395
4,11	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	6,400	6,278
4,11	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,350	2,336
4,11,14	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	3,370	3,370
4,11	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	88	88
4,11	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	2,421	2,426
4,11	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	1,730	1,745

4,11,13 SLM Private Education Loan Trust 2013-A		3.329%	5/17/27	1,190	1,192
4,11	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	1,800	1,789
4,11	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	1,306	1,298
4,11	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	3,000	2,953
4,11	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	2,000	1,991
4,11	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	299	299
4,11	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	788
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,778
4,11	SMB Private Education Loan Trust 2016-
	A	2.700%	5/15/31	5,107	5,003
4,11,13 SMB Private Education Loan Trust 2016-
	B	3.729%	2/17/32	3,777	3,855
4,11,13 SMB Private Education Loan Trust 2016-
	C	3.380%	9/15/34	5,600	5,653
4,11,13 SMB Private Education Loan Trust 2017-
	A	3.179%	9/15/34	8,230	8,289
4,11	SMB Private Education Loan Trust 2017-
	B	2.820%	10/15/35	9,810	9,491
4,11	SMB Private Education Loan Trust 2018-
	A	3.500%	2/15/36	18,170	17,972
4,11	SMB Private Education Loan Trust 2018-
	B	3.600%	1/15/37	10,670	10,604
4,11	SMB Private Education Loan Trust 2018-
	C	3.630%	11/15/35	14,560	14,421
4,11	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	3,777	3,728
4,11	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	2,235	2,178
4,11	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	2,340	2,265
4,11,13 SoFi Professional Loan Program 2016-D
	LLC	3.231%	1/25/39	1,174	1,181
4,11	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	1,280	1,236
4,11	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	7,170	7,011
4,11,13 SoFi Professional Loan Program 2017-C
	LLC	2.881%	7/25/40	960	961
4,11	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	5,700	5,511
4,11	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	13,582	13,398
4,11	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	5,080	4,907
4,11	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	11,625	11,510
4,11	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	6,120	5,937
4,11	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	10,816	10,711
4,11	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	5,660	5,485
4,11	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	8,850	8,738
4,11	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	21,540	21,449
4,11	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	19,000	18,888

4,11	Stadshypotek AB	2.500%	4/5/22	16,050	15,609
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,280	15,268
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	3,690	3,651
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	20,127	19,815
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	21,070	21,029
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	5,300	5,180
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	5,710	5,639
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	9,890	9,788
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	15,680	15,147
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	4,770	4,604
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	6,390	6,174
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	18,000	17,985
4,11	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,645	3,670
4,11	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,831	5,947
4,11	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	14,252	14,201
4,11	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	700	697
4,11	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	560	557
4,11	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	630	627
4,11	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	8,696	8,673
4,11	Tidewater Auto Receivables Trust 2018-
	AA	3.450%	11/15/24	1,880	1,871
4,11	Tidewater Auto Receivables Trust 2018-
	AA	3.840%	11/15/24	2,100	2,088
4,11	Tidewater Auto Receivables Trust 2018-
	AA	4.300%	11/15/24	630	626
4,11	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,740
11	Toronto-Dominion Bank	2.250%	3/15/21	1,700	1,660
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	1,345	1,310
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	24,140	23,844
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	1,590	1,561
4	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	5,780	5,755
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	11,850	11,804
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	5,140	5,122
4,11	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	43,600	42,746
4,11	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	21,380	21,361
4,11	Trinity Rail Leasing LP	4.620%	6/17/48	10,260	10,336
4,11	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	2,648	2,604
4,11	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	15,254	15,168

4	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	1,200	1,212
4	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	3,705	3,600
4,11	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,613
4	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	5,703	5,554
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	3,970	3,922
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	1,160	1,144
4,11	Vantage Data Centers Issuer, LLC 2018-
	1A	4.072%	2/16/43	6,198	6,224
4,11	Verizon Owner Trust 2016-2A	1.680%	5/20/21	30,310	30,119
4,11	Verizon Owner Trust 2017-2A	1.920%	12/20/21	45,090	44,520
4,11	Verizon Owner Trust 2017-3	2.060%	4/20/22	15,460	15,225
4,11	Verizon Owner Trust 2017-3	2.380%	4/20/22	8,950	8,782
4,11	Verizon Owner Trust 2017-3	2.530%	4/20/22	9,610	9,420
4,11	Verizon Owner Trust 2018-1	2.820%	9/20/22	20,120	19,973
4,11	Verizon Owner Trust 2018-1	3.050%	9/20/22	7,320	7,247
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	8,200	8,196
4,11	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	8,890
4,11	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,107
4,11	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	652
4,11	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	490
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	8,050	8,013
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	3,680	3,664
4,11,13 Volvo Financial Equipment Master Owner
	Trust 2017-A	2.779%	11/15/22	4,880	4,893
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	6,341	6,198
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,121
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	917	929
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,883	8,070
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	11,424
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	8,920	8,949
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	690
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,425
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,412
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	12,670	12,375
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	29,385	28,259
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	15,822	15,475
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	16,385	16,174

4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	2,310	2,232
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,156
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,324
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,276
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.497%	9/15/58	2,740	2,698
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	5,989	5,980
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,086
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.542%	9/15/58	5,225	5,143
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	22,686	22,527
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	8,870	8,670
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	1,390	1,352
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	7,730	7,618
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	6,875	6,604
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	1,400	1,308
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	21,190	20,237
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	15,120	14,596
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	10,700	10,257
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	9,205	8,874
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	2,332	2,266
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	5,470	5,434
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	12,380	12,141
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	8,630	8,629
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	5,600	5,786
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	13,690	14,061
4,11	Wendys Funding LLC 2015-1A	4.080%	6/15/45	2,687	2,683
4,11	Wendys Funding LLC 2015-1A	4.497%	6/15/45	2,241	2,248
4,11	Wendys Funding LLC 2018-1	3.573%	3/15/48	3,176	3,047
4,11	Wendys Funding LLC 2018-1	3.884%	3/15/48	4,774	4,551
4,11	Westpac Banking Corp.	2.100%	2/25/21	1,860	1,811
4,11	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	4,640	4,562
4,11	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	6,202	6,321
4	WFRBS Commercial Mortgage Trust
	2012-C10	2.875%	12/15/45	5,280	5,137

4 WFRBS Commercial Mortgage Trust
2012-C7	3.431%	6/15/45	6,130	6,100
4 WFRBS Commercial Mortgage Trust
2012-C7	4.090%	6/15/45	4,170	4,216
4 WFRBS Commercial Mortgage Trust
2012-C8	3.001%	8/15/45	3,789	3,718
4 WFRBS Commercial Mortgage Trust
2012-C9	2.870%	11/15/45	11,307	11,019
4 WFRBS Commercial Mortgage Trust
2012-C9	3.388%	11/15/45	2,870	2,840
4 WFRBS Commercial Mortgage Trust
2013-C13	3.345%	5/15/45	2,220	2,160
4 WFRBS Commercial Mortgage Trust
2013-C15	3.720%	8/15/46	2,076	2,089
4 WFRBS Commercial Mortgage Trust
2013-C15	4.153%	8/15/46	6,044	6,175
4 WFRBS Commercial Mortgage Trust
2013-C17	3.558%	12/15/46	357	358
4 WFRBS Commercial Mortgage Trust
2013-C18	3.676%	12/15/46	2,116	2,128
4 WFRBS Commercial Mortgage Trust
2013-C18	4.162%	12/15/46	7,778	7,945
4 WFRBS Commercial Mortgage Trust
2013-C18	4.700%	12/15/46	1,085	1,124
4 WFRBS Commercial Mortgage Trust
2014-C19	3.829%	3/15/47	12,930	12,955
4 WFRBS Commercial Mortgage Trust
2014-C19	4.101%	3/15/47	10,595	10,778
4 WFRBS Commercial Mortgage Trust
2014-C20	3.995%	5/15/47	14,675	14,858
4 WFRBS Commercial Mortgage Trust
2014-C20	4.378%	5/15/47	2,410	2,406
4 WFRBS Commercial Mortgage Trust
2014-C20	4.513%	5/15/47	1,410	1,351
4 WFRBS Commercial Mortgage Trust
2014-C21	3.410%	8/15/47	1,520	1,504
4 WFRBS Commercial Mortgage Trust
2014-C21	3.678%	8/15/47	13,235	13,178
4 WFRBS Commercial Mortgage Trust
2014-C21	3.891%	8/15/47	700	686
4 WFRBS Commercial Mortgage Trust
2014-C21	4.234%	8/15/47	2,410	2,300
4 WFRBS Commercial Mortgage Trust
2014-C23	3.917%	10/15/57	4,167	4,192
4 WFRBS Commercial Mortgage Trust
2014-C24	3.607%	11/15/47	14,179	14,032
4 WFRBS Commercial Mortgage Trust
2014-LC14	3.766%	3/15/47	920	920
4 WFRBS Commercial Mortgage Trust
2014-LC14	4.045%	3/15/47	13,996	14,202

4 World Omni Auto Receivables Trust 2016-
A	1.770%	9/15/21	7,810	7,750
4 World Omni Auto Receivables Trust 2016-

B

1.300%

2/15/22

4,487

4,431

4 World Omni Auto Receivables Trust 2018-
A	2.730%	2/15/24	7,680	7,549
4 World Omni Auto Receivables Trust 2018-

A

2.890%

4/15/25

3,820

3,754

4	World Omni Auto Receivables Trust 2018-
	D	3.440%	12/16/24	1,770	1,772
4	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	12,960	12,883
4	World Omni Automobile Lease
	Securitization Trust 2018-A	2.940%	5/15/23	3,890	3,865
4	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	9,780	9,765
4	World Omni Automobile Lease
	Securitization Trust 2018-B	3.300%	3/15/24	2,030	2,027
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,783,541)					5,666,690
Corporate Bonds (63.5%)
Finance (31.0%)
	Banking (22.4%)
	American Express Co.	3.700%	8/3/23	66,175	65,509
	American Express Co.	3.000%	10/30/24	35,385	33,534
	American Express Credit Corp.	2.200%	3/3/20	13,535	13,352
	American Express Credit Corp.	2.700%	3/3/22	16,000	15,520
11	ASB Bank Ltd.	3.750%	6/14/23	18,810	18,556
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	35,734	34,449
11	Banco de Credito del Peru	4.250%	4/1/23	5,000	4,963
	Banco Santander SA	4.379%	4/12/28	4,415	4,116
4	Bank of America Corp.	2.369%	7/21/21	5,480	5,375
4	Bank of America Corp.	2.328%	10/1/21	16,865	16,465
4	Bank of America Corp.	3.124%	1/20/23	20,890	20,428
	Bank of America Corp.	3.004%	12/20/23	45,150	43,477
	Bank of America Corp.	4.125%	1/22/24	42,770	43,077
4	Bank of America Corp.	3.550%	3/5/24	52,785	51,927
	Bank of America Corp.	3.875%	8/1/25	1,535	1,511
4	Bank of America Corp.	3.093%	10/1/25	72,895	69,053
4	Bank of America Corp.	3.366%	1/23/26	64,555	61,611
4	Bank of America Corp.	3.824%	1/20/28	73,730	70,730
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	17,993
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,426
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,095
	Bank of New York Mellon Corp.	3.450%	8/11/23	65,000	64,403
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	16,896
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	19,789
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	10,794
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	14,935
4	Bank of New York Mellon Corp.	3.442%	2/7/28	5,000	4,778
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,315
	Bank of Nova Scotia	2.150%	7/14/20	4,025	3,955
	Bank of Nova Scotia	4.375%	1/13/21	7,990	8,160
11	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	18,410	18,146
11	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	23,830	23,183
11	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	60,025	57,647
11	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	77,800	77,023
	BB&T Corp.	5.250%	11/1/19	12,000	12,239
	BB&T Corp.	3.950%	3/22/22	4,400	4,426
	BNP Paribas SA	3.250%	3/3/23	6,235	6,096
11	BNP Paribas SA	3.375%	1/9/25	26,355	24,646
11	BNP Paribas SA	4.400%	8/14/28	28,550	27,429
15	BPCE SA	3.223%	4/24/20	10,260	7,320
15	BPCE SA	3.500%	4/24/20	13,500	9,654
15	BPCE SA	3.021%	4/26/23	22,200	15,711

	BPCE SA	3.375%	12/2/26	10,000	9,290
11	BPCE SA	3.250%	1/11/28	20,000	18,234
11	BPCE SA	4.625%	9/12/28	10,000	9,718
	Branch Banking & Trust Co.	2.625%	1/15/22	35,175	34,384
	Branch Banking & Trust Co.	3.625%	9/16/25	22,495	21,874
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	2,415	2,327
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	33,240	32,787
	Capital One Financial Corp.	3.050%	3/9/22	12,715	12,382
	Citigroup Inc.	3.375%	3/1/23	16,000	15,674
4	Citigroup Inc.	4.044%	6/1/24	30,455	30,396
	Citigroup Inc.	3.200%	10/21/26	44,200	40,613
	Comerica Inc.	3.700%	7/31/23	46,680	46,331
11	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,750
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	2,957
11	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	11,792
	Commonwealth Bank of Australia	2.400%	11/2/20	7,120	6,963
11	Commonwealth Bank of Australia	2.000%	9/6/21	6,480	6,198
11	Commonwealth Bank of Australia	2.750%	3/10/22	10,890	10,551
11	Commonwealth Bank of Australia	2.500%	9/18/22	26,115	24,943
11	Commonwealth Bank of Australia	3.450%	3/16/23	10,251	10,114
15	Commonwealth Bank of Australia	3.916%	11/5/24	7,200	5,149
11	Commonwealth Bank of Australia	3.150%	9/19/27	26,935	24,952
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,212	19,300
	Cooperatieve Rabobank UA	2.750%	1/10/23	58,590	56,197
11	Cooperatieve Rabobank UA	3.875%	9/26/23	34,200	33,990
	Cooperatieve Rabobank UA	4.625%	12/1/23	78,434	79,108
15	Cooperatieve Rabobank UA	4.436%	7/2/25	16,450	11,867
	Credit Suisse AG	3.625%	9/9/24	60,915	59,605
4,11	Credit Suisse Group AG	3.869%	1/12/29	35,000	32,404
11	Danske Bank A/S	4.375%	6/12/28	10,250	9,728
	Discover Bank	7.000%	4/15/20	3,665	3,825
	Fifth Third Bank	2.875%	10/1/21	12,105	11,873
	First Republic Bank	2.500%	6/6/22	39,370	37,677
	Goldman Sachs Group Inc.	2.300%	12/13/19	58,075	57,494
	Goldman Sachs Group Inc.	2.750%	9/15/20	15,522	15,329
	Goldman Sachs Group Inc.	2.600%	12/27/20	19,840	19,448
	Goldman Sachs Group Inc.	2.875%	2/25/21	15,632	15,399
	Goldman Sachs Group Inc.	2.625%	4/25/21	21,894	21,411
	Goldman Sachs Group Inc.	5.750%	1/24/22	52,535	55,517
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,960	36,039
4	Goldman Sachs Group Inc.	2.876%	10/31/22	41,745	40,421
4	Goldman Sachs Group Inc.	2.908%	6/5/23	53,680	51,655
15,16	Goldman Sachs Group Inc.	3.516%	5/2/24	21,000	14,998
17	Goldman Sachs Group Inc.	1.375%	5/15/24	14,700	16,731
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	25,506
	Goldman Sachs Group Inc.	3.750%	5/22/25	105,377	102,099
4	Goldman Sachs Group Inc.	3.272%	9/29/25	112,805	106,862
4	Goldman Sachs Group Inc.	3.691%	6/5/28	26,930	25,319
4	Goldman Sachs Group Inc.	3.814%	4/23/29	30,130	28,329
	HSBC Bank USA NA	4.875%	8/24/20	24,478	25,045
	HSBC Holdings plc	4.000%	3/30/22	25,000	25,235
4	HSBC Holdings plc	3.262%	3/13/23	32,660	31,865
	HSBC Holdings plc	3.600%	5/25/23	27,990	27,580
4,18	HSBC Holdings plc	2.175%	6/27/23	24,429	31,033
4	HSBC Holdings plc	3.033%	11/22/23	29,665	28,521
15	HSBC Holdings plc	3.055%	2/16/24	28,200	19,777
4	HSBC Holdings plc	3.950%	5/18/24	49,510	49,015
	HSBC Holdings plc	4.250%	8/18/25	4,700	4,570

	HSBC Holdings plc	4.300%	3/8/26	4,200	4,143
	HSBC Holdings plc	3.900%	5/25/26	24,665	23,619
4	HSBC Holdings plc	4.292%	9/12/26	16,400	16,143
4,18	HSBC Holdings plc	2.256%	11/13/26	4,818	5,894
	HSBC Holdings plc	4.375%	11/23/26	9,010	8,716
4	HSBC Holdings plc	4.041%	3/13/28	100,599	95,976
4	HSBC Holdings plc	4.583%	6/19/29	64,775	64,046
4	HSBC Holdings plc	6.000%	11/22/65	13,930	12,834
4,18	HSBC Holdings plc	5.875%	9/28/46	13,035	16,526
4	HSBC Holdings plc	6.500%	9/23/66	29,005	27,221
	Huntington Bancshares Inc.	4.350%	2/4/23	9,000	8,992
	Huntington National Bank	2.400%	4/1/20	7,000	6,904
	Huntington National Bank	2.500%	8/7/22	28,610	27,325
	Huntington National Bank	3.550%	10/6/23	20,290	20,009
	ICICI Bank Ltd.	4.000%	3/18/26	3,500	3,247
11	ICICI Bank Ltd.	3.800%	12/14/27	6,000	5,380
11	Intesa Sanpaolo SPA	3.875%	7/14/27	28,550	23,595
11	Intesa Sanpaolo SPA	3.875%	1/12/28	56,095	45,783
	JPMorgan Chase & Co.	2.550%	10/29/20	61,384	60,351
	JPMorgan Chase & Co.	2.550%	3/1/21	17,560	17,220
	JPMorgan Chase & Co.	4.500%	1/24/22	18,655	19,173
	JPMorgan Chase & Co.	3.250%	9/23/22	14,415	14,217
	JPMorgan Chase & Co.	2.972%	1/15/23	37,062	35,920
4	JPMorgan Chase & Co.	2.776%	4/25/23	19,805	19,156
	JPMorgan Chase & Co.	2.700%	5/18/23	26,538	25,351
4	JPMorgan Chase & Co.	3.559%	4/23/24	41,175	40,521
	JPMorgan Chase & Co.	3.625%	5/13/24	24,485	24,128
	JPMorgan Chase & Co.	3.125%	1/23/25	18,745	17,780
4	JPMorgan Chase & Co.	3.220%	3/1/25	80,536	77,448
	JPMorgan Chase & Co.	3.900%	7/15/25	9,920	9,788
	JPMorgan Chase & Co.	3.300%	4/1/26	3,910	3,693
	JPMorgan Chase & Co.	3.200%	6/15/26	23,561	22,053
4	JPMorgan Chase & Co.	3.782%	2/1/28	45,130	43,522
4	JPMorgan Chase & Co.	3.540%	5/1/28	27,820	26,292
4	JPMorgan Chase & Co.	3.509%	1/23/29	19,908	18,618
4	JPMorgan Chase & Co.	4.005%	4/23/29	23,540	22,845
4	JPMorgan Chase & Co.	3.882%	7/24/38	5,640	5,108
	KeyBank NA	3.300%	6/1/25	20,000	19,209
4	Lloyds Banking Group plc	2.907%	11/7/23	35,695	33,901
15	Lloyds Banking Group plc	3.331%	3/7/25	19,000	13,245
15	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,624
	Lloyds Banking Group plc	4.375%	3/22/28	15,000	14,359
	Lloyds Banking Group plc	4.550%	8/16/28	65,000	62,952
	Lloyds Banking Group plc	7.500%	12/31/49	3,900	3,919
15	Macquarie Group Ltd.	3.073%	12/15/22	17,450	12,303
4,11	Macquarie Group Ltd.	3.189%	11/28/23	13,440	12,857
4	Macquarie Group Ltd.	3.189%	11/28/23	12,500	11,957
4,11	Macquarie Group Ltd.	5.033%	1/15/30	50,000	49,779
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	6,740	6,493
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	59,343	58,538
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	10,705	10,281
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	8,925	8,749
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	44,085	42,517
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	79,890	79,331
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,975	8,428
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	63,095	62,000
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	68,370	65,932
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	63,900	62,702

11	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	18,585	18,456
11	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	28,587
	Morgan Stanley	7.300%	5/13/19	5,000	5,110
	Morgan Stanley	5.500%	7/24/20	12,000	12,416
	Morgan Stanley	5.750%	1/25/21	24,000	25,089
	Morgan Stanley	2.500%	4/21/21	2,449	2,385
	Morgan Stanley	5.500%	7/28/21	26,800	28,093
	Morgan Stanley	2.625%	11/17/21	56,720	55,090
	Morgan Stanley	2.750%	5/19/22	44,275	42,787
	Morgan Stanley	3.125%	1/23/23	30,590	29,673
	Morgan Stanley	3.875%	4/29/24	21,900	21,702
12	Morgan Stanley	3.563%	5/8/24	14,865	15,021
	Morgan Stanley	3.700%	10/23/24	15,525	15,070
	Morgan Stanley	4.000%	7/23/25	30,681	30,148
	Morgan Stanley	3.875%	1/27/26	68,427	66,098
	Morgan Stanley	3.625%	1/20/27	32,315	30,540
4	Morgan Stanley	3.591%	7/22/28	40,051	37,587
	MUFG Americas Holdings Corp.	2.250%	2/10/20	3,400	3,375
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	21,735
	MUFG Americas Holdings Corp.	3.000%	2/10/25	12,000	11,381
11	MUFG Bank Ltd.	2.750%	9/14/20	31,431	30,799
11	MUFG Bank Ltd.	2.850%	9/8/21	22,000	21,539
11	Nordea Bank AB	3.750%	8/30/23	15,200	14,937
	PNC Bank NA	2.600%	7/21/20	15,120	14,929
	PNC Bank NA	2.150%	4/29/21	268	260
	PNC Bank NA	2.550%	12/9/21	9,040	8,758
	PNC Bank NA	2.625%	2/17/22	2,980	2,897
	PNC Bank NA	2.700%	11/1/22	41,080	39,447
	PNC Bank NA	3.800%	7/25/23	15,750	15,676
	PNC Bank NA	3.300%	10/30/24	19,634	19,040
	PNC Bank NA	2.950%	2/23/25	16,680	15,775
	PNC Bank NA	3.250%	6/1/25	61,052	58,632
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,070
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,525	6,468
	PNC Funding Corp.	5.125%	2/8/20	21,243	21,729
	PNC Funding Corp.	4.375%	8/11/20	23,000	23,390
	Regions Financial Corp.	2.750%	8/14/22	4,170	3,997
	Royal Bank of Canada	3.700%	10/5/23	28,015	27,798
	Royal Bank of Scotland Group plc	3.875%	9/12/23	1,000	961
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	59,580	58,055
4	Royal Bank of Scotland Group plc	5.076%	1/27/30	26,800	26,353
	Santander Holdings USA Inc.	3.700%	3/28/22	24,870	24,422
	Santander Holdings USA Inc.	3.400%	1/18/23	24,325	23,206
	Santander Holdings USA Inc.	4.400%	7/13/27	30,658	28,592
11	Santander UK Group Holdings plc	4.750%	9/15/25	17,061	16,403
	Santander UK plc	4.000%	3/13/24	6,560	6,546
4	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	9,210	9,162
	State Street Corp.	3.100%	5/15/23	15,025	14,627
	State Street Corp.	3.700%	11/20/23	32,620	32,604
	State Street Corp.	3.300%	12/16/24	19,435	18,897
	State Street Corp.	3.550%	8/18/25	31,058	30,433
15	Sumitomo Mitsui Financial Group Inc.	3.210%	3/29/22	4,599	3,267
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	50,685	48,901
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	24,000	23,077
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	17,660	17,550
	SunTrust Bank	2.450%	8/1/22	24,950	23,850
	SunTrust Bank	4.050%	11/3/25	35,000	34,980
	SunTrust Banks Inc.	2.900%	3/3/21	3,188	3,140

	Svenska Handelsbanken AB	2.450%	3/30/21	22,515	21,947
	Svenska Handelsbanken AB	1.875%	9/7/21	1,895	1,809
11	Swedbank AB	2.800%	3/14/22	16,390	15,920
	Synchrony Bank	3.000%	6/15/22	27,245	26,068
	Synchrony Financial	3.700%	8/4/26	49,095	43,690
	Synchrony Financial	3.950%	12/1/27	55,430	48,664
	Toronto-Dominion Bank	3.500%	7/19/23	56,760	56,468
11	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	4,805	4,722
11	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	20,971	20,232
4,11	UBS Group Funding Switzerland AG	2.859%	8/15/23	77,400	74,134
4	United Overseas Bank Ltd.	3.750%	9/19/24	5,000	5,002
4	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	2,873
	US Bancorp	2.350%	1/29/21	4,250	4,160
	US Bancorp	4.125%	5/24/21	19,555	19,902
	US Bancorp	3.000%	3/15/22	23,724	23,379
	US Bancorp	2.950%	7/15/22	35,200	34,328
	US Bancorp	3.700%	1/30/24	41,765	41,901
	US Bancorp	3.600%	9/11/24	14,800	14,561
	US Bank NA	2.800%	1/27/25	14,400	13,577
14	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	1
14	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	1
14	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	4.600%	4/1/21	7,673	7,852
	Wells Fargo & Co.	2.100%	7/26/21	32,370	31,123
15	Wells Fargo & Co.	3.015%	4/27/22	17,641	12,512
	Wells Fargo & Co.	2.625%	7/22/22	45,900	44,042
	Wells Fargo & Co.	3.450%	2/13/23	36,700	35,907
	Wells Fargo & Co.	4.125%	8/15/23	13,100	13,164
	Wells Fargo & Co.	3.300%	9/9/24	29,199	28,081
	Wells Fargo & Co.	3.000%	2/19/25	50,700	47,579
	Wells Fargo & Co.	3.550%	9/29/25	17,459	16,684
	Wells Fargo Bank NA	3.550%	8/14/23	73,250	72,389
	Westpac Banking Corp.	2.600%	11/23/20	2,035	2,005
	Westpac Banking Corp.	2.100%	5/13/21	14,030	13,542
	Westpac Banking Corp.	2.000%	8/19/21	23,105	22,111
	Westpac Banking Corp.	2.750%	1/11/23	50,195	48,219
	Westpac Banking Corp.	3.350%	3/8/27	48,060	45,371
4	Westpac Banking Corp.	4.322%	11/23/31	44,669	42,620
	Zions Bancorp NA	3.500%	8/27/21	46,540	46,216

	Brokerage (1.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	10,340	10,417
	Ameriprise Financial Inc.	3.700%	10/15/24	25,000	24,737
11	Apollo Management Holdings LP	5.000%	3/15/48	39,038	36,744
	BlackRock Inc.	4.250%	5/24/21	4,250	4,349
	BlackRock Inc.	3.200%	3/15/27	25,455	24,229
	Charles Schwab Corp.	3.850%	5/21/25	35,190	35,101
	Charles Schwab Corp.	4.000%	2/1/29	44,740	44,300
	Franklin Resources Inc.	2.800%	9/15/22	11,000	10,652
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	34,915
	Invesco Finance plc	3.125%	11/30/22	30,485	29,722
	Invesco Finance plc	4.000%	1/30/24	21,300	21,219
	Invesco Finance plc	3.750%	1/15/26	6,673	6,444
	Jefferies Group LLC / Jefferies Group
	Capital Finance Inc.	4.150%	1/23/30	9,190	8,000

	Lazard Group LLC	4.500%	9/19/28	56,500	55,136
14	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
	Stifel Financial Corp.	3.500%	12/1/20	4,035	3,997
	Stifel Financial Corp.	4.250%	7/18/24	11,830	11,746
	TD Ameritrade Holding Corp.	3.625%	4/1/25	28,115	27,462

	Finance Companies (0.4%)
	Air Lease Corp.	4.625%	10/1/28	30,000	29,106
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	7,523	7,278
	GE Capital International Funding Co.
	Unlimited Co.	3.373%	11/15/25	92,426	83,909

	Insurance (3.9%)
	Aetna Inc.	2.750%	11/15/22	19,260	18,472
	Aetna Inc.	2.800%	6/15/23	35,010	33,405
	Aetna Inc.	3.500%	11/15/24	10,000	9,714
	Aflac Inc.	4.000%	2/15/22	2,000	2,025
	Aflac Inc.	3.625%	6/15/23	3,500	3,485
	Aflac Inc.	3.625%	11/15/24	5,000	4,943
11	AIA Group Ltd.	3.200%	3/11/25	40,589	38,403
11	AIG Global Funding	2.700%	12/15/21	3,910	3,795
4	Allstate Corp.	5.750%	8/15/53	5,000	5,044
	Anthem Inc.	3.650%	12/1/27	25,000	23,431
	Assurant Inc.	4.200%	9/27/23	10,000	9,921
4,17	AXA SA	3.250%	5/28/49	9,309	10,198
	AXIS Specialty Finance LLC	5.875%	6/1/20	4,600	4,749
	Berkshire Hathaway Inc.	2.750%	3/15/23	64,513	62,634
	Berkshire Hathaway Inc.	3.125%	3/15/26	11,751	11,144
	Brighthouse Financial Inc.	3.700%	6/22/27	9,276	7,990
	Chubb INA Holdings Inc.	2.700%	3/13/23	20,325	19,557
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	38,993
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,312	17,524
	Chubb INA Holdings Inc.	3.350%	5/3/26	41,930	40,392
17	Chubb INA Holdings Inc.	2.500%	3/15/38	34,975	39,391
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	8,861
11	Five Corners Funding Trust	4.419%	11/15/23	27,362	27,938
	Humana Inc.	3.950%	3/15/27	7,300	7,077
	Loews Corp.	2.625%	5/15/23	8,000	7,640
	Manulife Financial Corp.	4.900%	9/17/20	24,150	24,782
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,203
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	4,977
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,144
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,148
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	42,110	41,168
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	41,901	40,416
11	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,080
11	MassMutual Global Funding II	2.750%	6/22/24	30,285	28,611
11	Metropolitan Life Global Funding I	3.000%	1/10/23	22,728	22,129
11	Metropolitan Life Global Funding I	3.450%	12/18/26	30,120	28,960
11	Metropolitan Life Global Funding I	3.000%	9/19/27	29,300	27,129
11	New York Life Global Funding	1.950%	2/11/20	1,595	1,571
11	New York Life Global Funding	2.900%	1/17/24	4,800	4,608
11	New York Life Global Funding	3.000%	1/10/28	44,860	41,473
11	Nuveen Finance LLC	4.125%	11/1/24	34,863	34,855
11	Nuveen LLC	4.000%	11/1/28	25,540	25,562
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	16,994
18	Pension Insurance Corp. plc	8.000%	11/23/26	6,000	8,848

11	Pricoa Global Funding I	2.200%	6/3/21	1,950	1,886
11	Pricoa Global Funding I	2.450%	9/21/22	5,255	5,031
4	Principal Financial Group Inc.	4.700%	5/15/55	1,500	1,481
11	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,490
	Progressive Corp.	4.200%	3/15/48	8,750	8,320
11	Protective Life Corp.	4.300%	9/30/28	22,900	22,268
	Prudential Financial Inc.	4.500%	11/16/21	4,025	4,146
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,447
4	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,478
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,168
	Reinsurance Group of America Inc.	3.950%	9/15/26	24,825	23,881
11	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	18,923
11	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,785	6,674
11	Reliance Standard Life Global Funding II	3.050%	1/20/21	3,320	3,270
11	Reliance Standard Life Global Funding II	3.850%	9/19/23	17,750	17,614
11	Securian Financial Group Inc.	4.800%	4/15/48	20,583	19,559
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	11,359
11	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,362
	UnitedHealth Group Inc.	4.700%	2/15/21	13,000	13,356
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	11,633
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	8,737
	UnitedHealth Group Inc.	3.750%	7/15/25	51,692	51,176
	UnitedHealth Group Inc.	3.450%	1/15/27	22,000	21,265
	UnitedHealth Group Inc.	3.375%	4/15/27	6,580	6,343
	Voya Financial Inc.	5.700%	7/15/43	3,758	3,982

	Real Estate Investment Trusts (3.0%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	20,715	19,682
	AvalonBay Communities Inc.	2.850%	3/15/23	12,400	11,986
	AvalonBay Communities Inc.	2.950%	5/11/26	20,000	18,623
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	11,437
	AvalonBay Communities Inc.	3.200%	1/15/28	17,750	16,627
	Brandywine Operating Partnership LP	4.100%	10/1/24	20,570	20,038
	Brixmor Operating Partnership LP	3.650%	6/15/24	10,535	10,103
	Brixmor Operating Partnership LP	3.850%	2/1/25	9,855	9,411
	Brixmor Operating Partnership LP	4.125%	6/15/26	24,960	23,834
	Camden Property Trust	4.625%	6/15/21	630	644
	Camden Property Trust	4.875%	6/15/23	960	1,000
	Camden Property Trust	4.250%	1/15/24	3,860	3,900
	Camden Property Trust	3.500%	9/15/24	1,105	1,079
	Camden Property Trust	4.100%	10/15/28	13,045	12,951
	Columbia Property Trust Operating
	Partnership LP	4.150%	4/1/25	7,985	7,723
	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	9,787	9,003
	DDR Corp.	3.625%	2/1/25	1,372	1,294
	DDR Corp.	4.250%	2/1/26	11,670	11,316
	Digital Realty Trust LP	3.400%	10/1/20	2,247	2,239
	Digital Realty Trust LP	5.250%	3/15/21	12,225	12,625
	Digital Realty Trust LP	3.950%	7/1/22	9,362	9,399
	Digital Realty Trust LP	4.750%	10/1/25	5,645	5,742
	Digital Realty Trust LP	3.700%	8/15/27	28,700	26,870
18	Digital Stout Holding LLC	4.250%	1/17/25	2,945	4,050
	ERP Operating LP	3.375%	6/1/25	21,000	20,330
	Federal Realty Investment Trust	2.550%	1/15/21	5,417	5,303
	Federal Realty Investment Trust	3.000%	8/1/22	22,448	21,861
	Federal Realty Investment Trust	2.750%	6/1/23	3,000	2,859
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,252

	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,403
11	Goodman Australia Industrial Fund	3.400%	9/30/26	12,090	11,130
	HCP Inc.	2.625%	2/1/20	7,000	6,928
	HCP Inc.	4.250%	11/15/23	5,400	5,377
	HCP Inc.	4.200%	3/1/24	8,055	7,993
	HCP Inc.	3.400%	2/1/25	5,605	5,261
	HCP Inc.	4.000%	6/1/25	8,710	8,460
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,705	4,651
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	14,912	14,610
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,700	4,351
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	19,455	18,209
	Highwoods Realty LP	3.200%	6/15/21	6,000	5,889
	Highwoods Realty LP	3.875%	3/1/27	19,500	18,518
	Kilroy Realty LP	4.375%	10/1/25	5,160	5,098
	Liberty Property LP	4.400%	2/15/24	9,900	9,977
	Liberty Property LP	3.750%	4/1/25	1,340	1,293
	Mid-America Apartments LP	4.300%	10/15/23	2,135	2,157
	Mid-America Apartments LP	4.000%	11/15/25	7,620	7,469
	National Retail Properties Inc.	4.000%	11/15/25	2,100	2,055
	Omega Healthcare Investors Inc.	4.950%	4/1/24	9,000	9,101
	Physicians Realty LP	3.950%	1/15/28	68,325	62,942
	Realty Income Corp.	4.650%	8/1/23	6,000	6,197
	Realty Income Corp.	3.875%	4/15/25	25,140	24,795
	Realty Income Corp.	4.125%	10/15/26	10,500	10,420
11	Scentre Group Trust 1 / Scentre Group
	Trust 2	3.750%	3/23/27	13,925	13,211
	Simon Property Group LP	4.375%	3/1/21	28,394	28,938
	Simon Property Group LP	4.125%	12/1/21	20,822	21,174
	Simon Property Group LP	3.375%	3/15/22	4,328	4,291
	Simon Property Group LP	2.750%	2/1/23	5,500	5,302
	Simon Property Group LP	3.750%	2/1/24	28,466	28,326
	Simon Property Group LP	3.375%	10/1/24	4,000	3,891
	Simon Property Group LP	3.500%	9/1/25	12,997	12,574
	Simon Property Group LP	3.300%	1/15/26	9,920	9,412
	Simon Property Group LP	3.250%	11/30/26	24,545	23,107
	Simon Property Group LP	3.375%	12/1/27	13,225	12,466
	Ventas Realty LP	3.500%	2/1/25	1,590	1,510
	VEREIT Operating Partnership LP	4.625%	11/1/25	31,180	30,859
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,145	2,142
	VEREIT Operating Partnership LP	3.950%	8/15/27	48,690	45,156
11	WEA Finance LLC	4.125%	9/20/28	36,075	35,601
	Welltower Inc.	3.750%	3/15/23	13,439	13,287
					9,009,153
Industrial (28.6%)
	Basic Industry (0.8%)
11	Air Liquide Finance SA	2.250%	9/27/23	45,308	42,528
11	Air Liquide Finance SA	2.500%	9/27/26	17,850	16,085
	Airgas Inc.	3.650%	7/15/24	8,500	8,476
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,200	4,962
11	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.400%	12/1/26	15,950	15,285
11	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.700%	6/1/28	81,881	79,374
11	Eagle Intermediate Global Holding
	BV/Ruyi US Finance LLC	7.500%	5/1/25	9,350	9,058
15	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	2,500	1,792
11	Hi-Crush Partners LP	9.500%	8/1/26	2,580	2,057

11	Suzano Austria GmbH	6.000%	1/15/29	18,479	18,849
11	WestRock Co.	3.000%	9/15/24	17,995	16,834
	WestRock RKT Co.	4.900%	3/1/22	1,250	1,292
	WestRock RKT Co.	4.000%	3/1/23	13,660	13,728

	Capital Goods (2.0%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,280
11	Berry Global Inc.	4.500%	2/15/26	6,225	5,820
	Caterpillar Financial Services Corp.	2.850%	6/1/22	8,600	8,446
	Caterpillar Financial Services Corp.	2.400%	6/6/22	23,820	23,041
	Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	14,296
	Caterpillar Financial Services Corp.	3.750%	11/24/23	24,995	25,255
	Caterpillar Financial Services Corp.	3.300%	6/9/24	305	301
	CNH Industrial Capital LLC	4.200%	1/15/24	11,955	11,817
	CNH Industrial NV	4.500%	8/15/23	29,691	29,988
	Embraer Netherlands Finance BV	5.050%	6/15/25	10,900	11,165
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	4,226
	Embraer SA	5.150%	6/15/22	8,000	8,287
	General Electric Co.	3.150%	9/7/22	57,843	56,017
	General Electric Co.	3.375%	3/11/24	14,629	13,991
	General Electric Co.	3.450%	5/15/24	12,806	12,312
	General Electric Co.	6.750%	3/15/32	99,920	114,087
17	General Electric Co.	2.125%	5/17/37	25,623	24,667
	Johnson Controls International plc	6.000%	1/15/36	30,673	33,997
	Johnson Controls International plc	4.625%	7/2/44	40,000	37,300
	Johnson Controls International plc	5.125%	9/14/45	16,769	16,661
11	Mueller Water Products Inc.	5.500%	6/15/26	14,595	14,413
	Oshkosh Corp.	4.600%	5/15/28	7,000	6,842
19	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	6.875%	2/15/21	2,511	2,524
	Spirit AeroSystems Inc.	3.850%	6/15/26	35,100	33,198
	Spirit AeroSystems Inc.	4.600%	6/15/28	41,840	41,000
	United Rentals North America Inc.	4.625%	7/15/23	14,678	14,550
	United Rentals North America Inc.	6.500%	12/15/26	8,650	8,758
	United Rentals North America Inc.	5.500%	5/15/27	6,575	6,230
	United Rentals North America Inc.	4.875%	1/15/28	3,429	3,086

	Communication (3.4%)
	America Movil SAB de CV	5.000%	10/16/19	12,000	12,159
	America Movil SAB de CV	5.000%	3/30/20	15,000	15,299
	American Tower Corp.	3.000%	6/15/23	32,000	30,670
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.500%	2/1/24	62,440	62,366
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	48,727	48,996
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.200%	3/15/28	60,000	56,146
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	12,055
	Comcast Corp.	3.600%	3/1/24	45,407	45,050
	Comcast Corp.	3.375%	2/15/25	34,621	33,522
	Comcast Corp.	3.375%	8/15/25	117,848	113,305
	Comcast Corp.	3.950%	10/15/25	32,325	32,130
	Comcast Corp.	4.150%	10/15/28	111,025	110,046

	Crown Castle International Corp.	2.250%	9/1/21	7,100	6,827
11	CSC Holdings LLC	5.375%	2/1/28	9,325	8,789
11	CSC Holdings LLC	7.500%	4/1/28	6,586	6,817
	Electronic Arts Inc.	4.800%	3/1/26	11,020	11,294
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	3,575	3,380
	NBCUniversal Media LLC	4.375%	4/1/21	12,110	12,370
	NBCUniversal Media LLC	2.875%	1/15/23	46,957	45,295
	Omnicom Group Inc./ Omnicom Capital
	Inc.	3.600%	4/15/26	12,549	11,795
	Qwest Corp.	6.750%	12/1/21	20,290	21,261
	Qwest Corp.	7.250%	9/15/25	9,354	9,971
	T-Mobile USA Inc.	4.500%	2/1/26	10,500	9,818
	T-Mobile USA Inc.	4.750%	2/1/28	8,751	8,084
	Thomson Reuters Corp.	3.850%	9/29/24	1,269	1,228
	Time Warner Cable LLC	8.250%	4/1/19	4,500	4,595
	Time Warner Entertainment Co. LP	8.375%	3/15/23	9,000	10,371
	Verizon Communications Inc.	3.500%	11/1/24	33,530	32,778
	Verizon Communications Inc.	3.376%	2/15/25	73,000	70,473
15	Verizon Communications Inc.	4.050%	2/17/25	9,430	6,746
	Verizon Communications Inc.	2.625%	8/15/26	43,791	39,305
	Viacom Inc.	3.450%	10/4/26	55,000	50,773
	Viacom Inc.	6.875%	4/30/36	18,360	20,320
	Viacom Inc.	5.850%	9/1/43	23,465	23,315
	Vodafone Group plc	4.125%	5/30/25	14,225	13,932

	Consumer Cyclical (4.1%)
11	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	8,805	8,277
11	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	20,175	18,914
11	Alimentation Couche-Tard Inc.	3.550%	7/26/27	46,728	43,200
	Amazon.com Inc.	3.150%	8/22/27	35,000	32,811
	American Honda Finance Corp.	1.650%	7/12/21	11,165	10,685
	American Honda Finance Corp.	2.900%	2/16/24	7,500	7,224
	AutoZone Inc.	3.125%	4/21/26	13,622	12,494
	AutoZone Inc.	3.750%	6/1/27	10,000	9,471
11	BMW US Capital LLC	3.400%	8/13/21	25,750	25,627
11	BMW US Capital LLC	3.450%	4/12/23	82,500	81,317
11	BMW US Capital LLC	2.800%	4/11/26	4,000	3,658
11	BMW US Capital LLC	3.750%	4/12/28	32,000	30,864
	Boyd Gaming Corp.	6.000%	8/15/26	4,300	4,171
11	Churchill Downs Inc.	4.750%	1/15/28	8,150	7,406
	Costco Wholesale Corp.	2.750%	5/18/24	16,620	16,010
	Costco Wholesale Corp.	3.000%	5/18/27	20,775	19,515
	Cummins Inc.	3.650%	10/1/23	7,500	7,593
15	Ford Motor Credit Co. LLC	3.588%	6/2/20	10,690	7,622
	General Motors Co.	4.875%	10/2/23	5,000	5,060
	General Motors Co.	5.000%	10/1/28	25,000	23,906
	General Motors Financial Co. Inc.	4.375%	9/25/21	20,000	20,185
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,000	9,636
	General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	9,858
	General Motors Financial Co. Inc.	3.500%	11/7/24	15,685	14,584
	General Motors Financial Co. Inc.	4.350%	4/9/25	15,750	15,129
	General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	13,427
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,941	10,914
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	9,119
	General Motors Financial Co. Inc.	4.350%	1/17/27	15,000	13,985
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	9,150	9,264
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	10,000	9,813
11	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,876

11	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	15,320	14,532
11	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	12,520	12,130
	Harley-Davidson Inc.	3.500%	7/28/25	22,000	20,955
11	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	24,492	23,941
	Home Depot Inc.	2.625%	6/1/22	20,960	20,456
	Home Depot Inc.	3.750%	2/15/24	4,000	4,043
	Home Depot Inc.	2.125%	9/15/26	5,000	4,435
11	Hyundai Capital America	3.100%	4/5/22	9,455	9,141
11	International Game Technology plc	6.250%	1/15/27	6,050	5,929
18	Jaguar Land Rover Automotive plc	5.000%	2/15/22	3,051	3,805
	Lennar Corp.	4.750%	11/29/27	6,147	5,732
11	Live Nation Entertainment Inc.	5.625%	3/15/26	4,510	4,504
	Lowe's Cos. Inc.	3.750%	4/15/21	21,595	21,806
	Lowe's Cos. Inc.	3.120%	4/15/22	21,949	21,748
	Lowe's Cos. Inc.	3.875%	9/15/23	9,750	9,871
	Lowe's Cos. Inc.	3.125%	9/15/24	3,505	3,412
	Lowe's Cos. Inc.	3.375%	9/15/25	31,130	30,264
	Lowe's Cos. Inc.	2.500%	4/15/26	62,835	57,081
	Lowe's Cos. Inc.	3.100%	5/3/27	17,335	16,293
	Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	7,012
	Mastercard Inc.	3.375%	4/1/24	16,000	15,840
	MGM Resorts International	5.750%	6/15/25	8,183	7,979
11	Nissan Motor Acceptance Corp.	2.550%	3/8/21	3,785	3,689
11	Nissan Motor Acceptance Corp.	2.600%	9/28/22	5,310	5,077
11	Performance Food Group Inc.	5.500%	6/1/24	14,580	14,033
	TJX Cos. Inc.	2.500%	5/15/23	13,400	12,813
	TJX Cos. Inc.	2.250%	9/15/26	43,055	38,418
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,192
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,265
	Toyota Motor Credit Corp.	2.750%	5/17/21	8,625	8,506
	Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	24,525
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,361
	Visa Inc.	3.150%	12/14/25	98,722	94,871
17	Volkswagen Leasing GmbH	1.000%	2/16/23	6,764	7,569
	Walmart Inc.	2.350%	12/15/22	4,160	3,994
	Walmart Inc.	2.550%	4/11/23	17,421	16,764
	Walmart Inc.	2.650%	12/15/24	17,930	17,055
	Walmart Inc.	3.700%	6/26/28	85,000	83,445

	Consumer Noncyclical (5.4%)
	AbbVie Inc.	4.250%	11/14/28	65,000	62,371
	Altria Group Inc.	9.250%	8/6/19	8,014	8,401
	Altria Group Inc.	4.000%	1/31/24	31,491	31,644
	AmerisourceBergen Corp.	3.450%	12/15/27	47,216	43,844
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	19,347	18,330
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	105,460	102,826
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,863	14,596
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	133,090	126,397
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	19,381	18,413
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	11,900	11,411
11	Aramark Services Inc.	5.000%	2/1/28	19,310	18,296
	Baxalta Inc.	3.600%	6/23/22	2,084	2,065
	Baxalta Inc.	4.000%	6/23/25	14,504	14,189
	Becton Dickinson & Co.	3.734%	12/15/24	7,800	7,583
	Becton Dickinson & Co.	3.700%	6/6/27	14,250	13,358
	Campbell Soup Co.	3.950%	3/15/25	4,750	4,523
	Campbell Soup Co.	4.150%	3/15/28	75,925	70,019
	Campbell Soup Co.	4.800%	3/15/48	7,000	5,943

	Cardinal Health Inc.	3.500%	11/15/24	7,000	6,671
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,009
	CHRISTUS Health	4.341%	7/1/28	20,000	19,988
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,595	1,593
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,900	2,936
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,000	3,975
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,364
	CVS Health Corp.	4.100%	3/25/25	60,000	59,105
	CVS Health Corp.	4.300%	3/25/28	105,000	102,074
	DaVita Inc.	5.125%	7/15/24	2,575	2,459
	Dignity Health California GO	3.812%	11/1/24	1,000	980
	Express Scripts Holding Co.	3.000%	7/15/23	5,959	5,712
	Express Scripts Holding Co.	3.500%	6/15/24	27,333	26,432
	Express Scripts Holding Co.	3.400%	3/1/27	21,500	19,745
	Gilead Sciences Inc.	3.700%	4/1/24	139,860	138,952
	Gilead Sciences Inc.	3.500%	2/1/25	82,807	80,315
	Gilead Sciences Inc.	3.650%	3/1/26	13,800	13,368
	HCA Inc.	5.375%	9/1/26	7,691	7,614
	HCA Inc.	5.625%	9/1/28	4,230	4,188
11	Hologic Inc.	4.375%	10/15/25	5,325	4,992
11	Hologic Inc.	4.625%	2/1/28	6,550	5,985
	Hormel Foods Corp.	4.125%	4/15/21	625	637
11	Keurig Dr Pepper Inc.	4.597%	5/25/28	15,000	14,780
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,327
	Kroger Co.	2.950%	11/1/21	3,000	2,933
	Kroger Co.	3.400%	4/15/22	3,000	2,970
	Kroger Co.	3.500%	2/1/26	12,475	11,755
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	1,924
	McKesson Corp.	2.850%	3/15/23	5,000	4,767
	Medtronic Inc.	3.150%	3/15/22	8,733	8,635
	Medtronic Inc.	3.625%	3/15/24	4,090	4,084
	Medtronic Inc.	3.500%	3/15/25	140,511	137,681
	Minerva Luxembourg SA	6.500%	9/20/26	4,540	4,189
11	Minerva Luxembourg SA	5.875%	1/19/28	7,500	6,525
11	Nestle Holdings Inc.	3.500%	9/24/25	11,055	10,903
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	36,000	34,465
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	12,476	11,993
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	7,500	6,887
	Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,017
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,104
	Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,020
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	6,477
11	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	7,021	7,013
11	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	47,745	44,767
11	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	11,295	10,321
11	Resideo Funding Inc.	6.125%	11/1/26	3,425	3,463
	Reynolds American Inc.	4.450%	6/12/25	87,408	86,570
	SSM Health Care Corp.	3.688%	6/1/23	24,865	24,755
	Stryker Corp.	3.375%	5/15/24	5,000	4,887
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,000	15,119

	Energy (5.5%)
4,11	AI Candelaria Spain SLU	7.500%	12/15/28	14,680	14,423
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	4.250%	12/1/27	31,520	30,054
	Apache Corp.	4.375%	10/15/28	40,000	38,391

	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	3.337%	12/15/27	92,255	84,239
	BP Capital Markets America Inc.	3.796%	9/21/25	32,000	31,724
	BP Capital Markets plc	2.750%	5/10/23	64,532	62,174
	BP Capital Markets plc	3.994%	9/26/23	22,000	22,327
	BP Capital Markets plc	3.216%	11/28/23	29,455	28,676
	BP Capital Markets plc	3.814%	2/10/24	36,910	37,040
	BP Capital Markets plc	3.224%	4/14/24	26,774	26,073
	BP Capital Markets plc	3.535%	11/4/24	40,500	39,887
	BP Capital Markets plc	3.506%	3/17/25	5,125	5,001
	BP Capital Markets plc	3.119%	5/4/26	66,294	62,293
	BP Capital Markets plc	3.017%	1/16/27	13,065	12,114
	Buckeye Partners LP	3.950%	12/1/26	8,525	7,813
	Buckeye Partners LP	4.125%	12/1/27	22,550	20,613
	Cenovus Energy Inc.	4.250%	4/15/27	10,000	9,425
	ConocoPhillips Co.	4.950%	3/15/26	67,877	72,003
	Continental Resources Inc.	4.375%	1/15/28	41,100	39,764
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25,000	24,258
	Enable Midstream Partners LP	4.950%	5/15/28	18,405	17,969
4,12	Enbridge Energy Partners LP	6.194%	10/1/77	1,110	1,100
	Energy Transfer LP	5.500%	6/1/27	18,070	18,341
	Energy Transfer Operating LP	4.650%	6/1/21	2,130	2,167
	Energy Transfer Operating LP	5.200%	2/1/22	9,605	9,927
	Energy Transfer Operating LP	4.900%	2/1/24	10,046	10,209
	Energy Transfer Operating LP	4.050%	3/15/25	14,738	14,106
	Energy Transfer Operating LP	4.200%	4/15/27	9,665	9,093
	Energy Transfer Partners LP	9.700%	3/15/19	4,432	4,541
	Energy Transfer Partners LP	3.600%	2/1/23	8,439	8,217
	Energy Transfer Partners LP	4.950%	6/15/28	15,605	15,399
11	Eni SPA	4.750%	9/12/28	32,800	31,526
	EQT Corp.	3.900%	10/1/27	85,350	77,687
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,226
	Kinder Morgan Inc.	4.300%	3/1/28	15,000	14,474
	Kinder Morgan Inc.	7.750%	1/15/32	7,820	9,614
11	Marathon Petroleum Corp.	4.750%	12/15/23	10,000	10,300
11	Marathon Petroleum Corp.	5.125%	12/15/26	19,805	20,313
11	Marathon Petroleum Corp.	3.800%	4/1/28	4,725	4,405
	MPLX LP	4.875%	12/1/24	49,105	50,261
	Patterson-UTI Energy Inc.	3.950%	2/1/28	15,918	14,692
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	6,025	6,334
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	26,484	27,279
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	4,036	4,056
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	20,000	21,275
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,965	10,488
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	35,370	36,917
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	28,205	29,968
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	19,025	19,215
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	5,000	4,756
	Shell International Finance BV	2.375%	8/21/22	29,609	28,541
	Shell International Finance BV	2.250%	1/6/23	10,500	9,985
	Shell International Finance BV	3.400%	8/12/23	10,000	9,941
	Shell International Finance BV	3.250%	5/11/25	71,903	69,236
	Shell International Finance BV	2.875%	5/10/26	25,555	23,957
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	10,000	9,848
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,648	12,656

11	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	7,335	7,262
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	3,960	4,817
	Total Capital Canada Ltd.	2.750%	7/15/23	29,570	28,380
	Total Capital International SA	2.700%	1/25/23	9,660	9,329
	Total Capital International SA	3.700%	1/15/24	5,000	5,005
	Total Capital International SA	3.750%	4/10/24	7,185	7,210
	Total Capital SA	3.883%	10/11/28	51,600	51,600
	TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,324
	TransCanada PipeLines Ltd.	2.500%	8/1/22	8,025	7,668
	TransCanada PipeLines Ltd.	3.750%	10/16/23	19,615	19,489
	TransCanada PipeLines Ltd.	4.875%	1/15/26	35,680	36,694
	TransCanada PipeLines Ltd.	4.250%	5/15/28	27,380	26,886
	Valero Energy Partners LP	4.500%	3/15/28	26,135	25,743
	Western Gas Partners LP	5.500%	8/15/48	3,100	2,776
	Williams Cos. Inc.	4.500%	11/15/23	6,133	6,204
	Williams Cos. Inc.	4.550%	6/24/24	4,265	4,294
	Williams Cos. Inc.	3.900%	1/15/25	5,116	4,911

	Other Industrial (0.2%)
17	Aroundtown SA	1.875%	1/19/26	7,600	8,313
18	Aroundtown SA	3.000%	10/16/29	13,209	15,933
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,101
11	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	20,710	21,124

	Technology (5.6%)
	Apple Inc.	3.000%	2/9/24	64,300	62,420
	Apple Inc.	3.450%	5/6/24	74,000	73,327
	Apple Inc.	2.850%	5/11/24	70,147	67,011
	Apple Inc.	2.750%	1/13/25	58,358	55,313
	Apple Inc.	2.500%	2/9/25	52,463	49,026
	Apple Inc.	3.200%	5/13/25	15,370	14,902
	Apple Inc.	3.250%	2/23/26	78,151	75,383
	Apple Inc.	2.450%	8/4/26	33,739	30,684
	Apple Inc.	3.350%	2/9/27	43,175	41,570
	Apple Inc.	3.200%	5/11/27	34,300	32,646
	Apple Inc.	2.900%	9/12/27	37,990	35,222
	Applied Materials Inc.	3.900%	10/1/25	25,000	24,866
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	14,750	14,154
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	19,450	17,838
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	4,750	4,361
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.500%	1/15/28	19,135	16,947
11	Dell International LLC / EMC Corp.	5.450%	6/15/23	28,545	29,509
11	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	34,795	36,127
	DXC Technology Co.	4.250%	4/15/24	9,350	9,317
17	DXC Technology Co.	1.750%	1/15/26	13,200	14,693
	DXC Technology Co.	4.750%	4/15/27	10,000	9,936
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	8,500	8,666
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	34,990	35,526
	International Business Machines Corp.	3.625%	2/12/24	37,000	36,668
	Marvell Technology Group Ltd.	4.875%	6/22/28	40,000	39,300
	Microsoft Corp.	2.000%	8/8/23	30,000	28,111
	Microsoft Corp.	2.700%	2/12/25	41,755	39,593

	Microsoft Corp.	3.125%	11/3/25	49,685	48,118
	Microsoft Corp.	2.400%	8/8/26	59,672	54,441
	Microsoft Corp.	3.300%	2/6/27	57,571	55,627
	Oracle Corp.	2.500%	5/15/22	17,635	17,057
	Oracle Corp.	2.500%	10/15/22	21,287	20,482
	Oracle Corp.	2.400%	9/15/23	51,877	49,022
	Oracle Corp.	3.400%	7/8/24	22,400	21,997
	Oracle Corp.	2.950%	11/15/24	44,875	42,850
	Oracle Corp.	2.950%	5/15/25	49,591	46,980
	Oracle Corp.	2.650%	7/15/26	80,000	73,152
	Oracle Corp.	3.250%	11/15/27	44,500	42,024
	QUALCOMM Inc.	2.600%	1/30/23	13,330	12,742
	QUALCOMM Inc.	2.900%	5/20/24	95,587	90,612
	QUALCOMM Inc.	3.250%	5/20/27	29,706	27,556
	Tyco Electronics Group SA	4.875%	1/15/21	4,335	4,459
	Tyco Electronics Group SA	3.500%	2/3/22	19,370	19,344
	Tyco Electronics Group SA	3.450%	8/1/24	8,710	8,477
	Tyco Electronics Group SA	3.700%	2/15/26	7,483	7,209
	Tyco Electronics Group SA	3.125%	8/15/27	22,000	20,258
11	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	16,220	15,308
	Verisk Analytics Inc.	4.000%	6/15/25	16,000	15,771
	VMware Inc.	2.950%	8/21/22	9,720	9,269
	Western Digital Corp.	4.750%	2/15/26	14,600	13,487

	Transportation (1.6%)
11	Air Canada	7.750%	4/15/21	19,287	20,637
4,11	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	834	852
15	Asciano Finance Ltd.	5.400%	5/12/27	11,130	8,168
15	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,090	20,603
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	19,333
4	Continental Airlines 2000-1 Class A-1
	Pass Through Trust	8.048%	11/1/20	521	540
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	515	538
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,047	3,149
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	4,341	4,416
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	6,432	6,458
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	5,063	5,050
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	845	859
4	CSX Transportation Inc.	6.251%	1/15/23	2,412	2,598
4	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	8,171	8,613
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	30,119	32,572
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	1,857	1,929
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	1,823	1,846
4	Delta Air Lines 2015-1 Class A Pass
	Through Trust	3.875%	1/30/29	7,836	7,676
	Delta Air Lines Inc.	4.375%	4/19/28	115,275	109,817
11	ERAC USA Finance LLC	3.850%	11/15/24	8,000	7,898

11	ERAC USA Finance LLC	3.800%	11/1/25	9,000	8,796
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	46,318	45,376
4,11	Heathrow Funding Ltd.	4.875%	7/15/23	330	339
	Kansas City Southern	3.125%	6/1/26	42,750	39,166
	Kirby Corp.	4.200%	3/1/28	22,000	21,097
15	Qantas Airways Ltd.	7.500%	6/11/21	21,790	17,071
15	Qantas Airways Ltd.	7.750%	5/19/22	4,780	3,868
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,819
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	4,759	4,984
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	10,507	11,023
4	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	10,578	10,472
4	Spirit Airlines Pass Through Trust 2017-
	1A	3.650%	2/15/30	29,112	27,683
4	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	4,546	4,569
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	2,785	2,957
15	WSO Finance Pty Ltd.	3.500%	7/14/23	10,260	7,313
					8,332,708
Utilities (3.9%)
	Electric (3.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	10,100	9,532
	Ameren Illinois Co.	2.700%	9/1/22	7,449	7,228
	Ameren Illinois Co.	3.250%	3/1/25	11,680	11,328
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	16,318
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	10,472
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	7,955	7,720
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	47,864	48,031
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	16,025	15,063
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	5,567
	Connecticut Light & Power Co.	2.500%	1/15/23	26,960	25,931
	DTE Electric Co.	3.900%	6/1/21	14,650	14,782
	DTE Electric Co.	2.650%	6/15/22	1,000	965
	Duke Energy Florida LLC	3.200%	1/15/27	8,403	7,994
	Duke Energy Florida LLC	3.800%	7/15/28	13,571	13,419
	Edison International	2.400%	9/15/22	4,500	4,236
11	EDP Finance BV	4.125%	1/15/20	13,664	13,715
11	EDP Finance BV	5.250%	1/14/21	12,300	12,594
11	EDP Finance BV	3.625%	7/15/24	10,885	10,311
	Emera US Finance LP	3.550%	6/15/26	22,000	20,422
11	Enel Finance International NV	2.875%	5/25/22	15,105	14,227
11	Enel Finance International NV	4.250%	9/14/23	37,120	36,173
11	Enel Finance International NV	3.625%	5/25/27	31,991	27,819
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	8,827
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,180
	Entergy Arkansas Inc.	3.700%	6/1/24	9,708	9,716
	Entergy Arkansas Inc.	3.500%	4/1/26	24,414	23,776
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	12,935	13,992
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	13,069
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	6,836
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	6,489
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,251
	Entergy Louisiana LLC	2.400%	10/1/26	14,120	12,663
	Entergy Louisiana LLC	3.120%	9/1/27	18,025	16,830

	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,133
	Exelon Corp.	3.497%	6/1/22	3,631	3,541
	Exelon Corp.	3.950%	6/15/25	23,652	23,287
	FirstEnergy Corp.	2.850%	7/15/22	20,230	19,447
	FirstEnergy Corp.	4.250%	3/15/23	23,472	23,692
11	FirstEnergy Transmission LLC	4.350%	1/15/25	17,035	17,099
	Georgia Power Co.	2.400%	4/1/21	4,735	4,613
	Georgia Power Co.	2.850%	5/15/22	16,559	16,068
	Georgia Power Co.	3.250%	3/30/27	12,090	11,154
	ITC Holdings Corp.	3.250%	6/30/26	9,700	9,065
	ITC Holdings Corp.	3.350%	11/15/27	18,745	17,504
11	Kallpa Generacion SA	4.125%	8/16/27	11,000	10,130
	LG&E & KU Energy LLC	4.375%	10/1/21	9,785	9,933
11	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	23,395	22,979
	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,508
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,365
	NSTAR Electric Co.	3.250%	11/15/25	10,000	9,538
	NSTAR Electric Co.	3.200%	5/15/27	16,330	15,496
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	22,322	25,121
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,200	1,139
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,135
	Pacific Gas & Electric Co.	3.250%	6/15/23	30,505	29,060
	Pacific Gas & Electric Co.	3.850%	11/15/23	5,795	5,667
	Pacific Gas & Electric Co.	2.950%	3/1/26	6,561	5,807
	Pacific Gas & Electric Co.	3.300%	12/1/27	18,974	16,951
	PacifiCorp	3.600%	4/1/24	14,000	13,956
	PacifiCorp	3.350%	7/1/25	17,720	17,163
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,215
	Potomac Electric Power Co.	3.600%	3/15/24	15,690	15,634
	Puget Energy Inc.	5.625%	7/15/22	19,769	20,789
	Puget Energy Inc.	3.650%	5/15/25	13,665	13,081
	Southern California Edison Co.	3.650%	3/1/28	19,380	18,681
	Southern Co.	2.350%	7/1/21	2,307	2,229
	Southwestern Electric Power Co.	3.550%	2/15/22	16,530	16,431
	Southwestern Electric Power Co.	4.100%	9/15/28	25,000	24,622
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	40,154
	Tampa Electric Co.	5.400%	5/15/21	13,000	13,524
11	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	10,806
	Virginia Electric & Power Co.	3.450%	9/1/22	9,000	8,963
	Virginia Electric & Power Co.	2.750%	3/15/23	4,744	4,572
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	6,925
	Virginia Electric & Power Co.	3.100%	5/15/25	8,885	8,508
	Virginia Electric & Power Co.	3.150%	1/15/26	7,950	7,632
	Virginia Electric & Power Co.	2.950%	11/15/26	12,185	11,378
	Westar Energy Inc.	2.550%	7/1/26	2,000	1,829
	Westar Energy Inc.	3.100%	4/1/27	5,800	5,438
	Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	9,981

	Natural Gas (0.2%)
11	Engie SA	2.875%	10/10/22	3,480	3,399
	Sempra Energy	4.050%	12/1/23	10,455	10,457
	Sempra Energy	3.400%	2/1/28	42,092	38,923
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	3,831

	Other Utility (0.0%)
15	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	1,750	1,258
					1,120,287
Total Corporate Bonds (Cost $19,075,655)					18,462,148

Sovereign Bonds (7.3%)
11	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	9,450	9,365
11	Arab Petroleum Investments Corp.	4.125%	9/18/23	20,000	20,001
17	Arab Republic of Egypt	4.750%	4/16/26	4,400	4,669
	Argentine Republic	5.625%	1/26/22	7,400	6,641
	Argentine Republic	4.625%	1/11/23	14,098	11,914
	Argentine Republic	6.875%	1/26/27	26,657	22,099
11	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	3,970
11	Banque Ouest Africaine de
	Developpement	5.000%	7/27/27	4,929	4,697
11	Bermuda	4.138%	1/3/23	2,000	2,009
	Bermuda	4.854%	2/6/24	17,825	18,288
11	Bermuda	4.854%	2/6/24	1,000	1,029
	BOC Aviation Ltd.	3.875%	5/9/19	800	801
11	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,306
	BOC Aviation Ltd.	3.875%	4/27/26	3,700	3,514
	Cayman Islands	5.950%	11/24/19	500	511
11	CDP Financial Inc.	3.150%	7/24/24	8,000	7,842
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,300	3,315
4	City of Buenos Aires	8.950%	2/19/21	2,200	2,216
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	4,000	4,014
11	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	973
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	4,973
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,885	4,960
11	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,421
11	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,016
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	29,660	29,672
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	46,200	45,929
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,295	1,269
11,20	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,615
11	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,685
11	Electricite de France SA	4.500%	9/21/28	9,500	9,179
	Emirate of Abu Dhabi	3.125%	10/11/27	67,320	62,462
	Empresa Nacional del Petroleo	3.750%	8/5/26	12,250	11,282
4,11	Empresa Nacional del Petroleo	5.250%	11/6/29	39,430	39,134
4,11	ENA Norte Trust	4.950%	4/25/28	1,331	1,322
	Equinor ASA	3.150%	1/23/22	3,000	2,975
	Equinor ASA	2.450%	1/17/23	3,000	2,877
	Equinor ASA	3.950%	5/15/43	3,191	2,955
	Export-Import Bank of China	3.625%	7/31/24	5,000	4,893
	Export-Import Bank of China	3.375%	3/14/27	5,319	4,949
	Export-Import Bank of India	4.000%	1/14/23	8,550	8,432
	Export-Import Bank of India	3.375%	8/5/26	5,000	4,531
11	Export-Import Bank of India	3.875%	2/1/28	9,675	8,877
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	17,395
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,012
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,432
	Export-Import Bank of Korea	3.000%	11/1/22	45,108	43,939
	Federative Republic of Brazil	5.000%	1/27/45	790	660
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	27,800	28,422
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	7,000	7,713
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	4,800	4,755
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	3,538	3,490
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	4,918
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	9,708
	Indian Railway Finance Corp. Ltd.	3.835%	12/13/27	10,000	9,050

	Industrial & Commercial Bank of China
	Ltd.	3.231%	11/13/19	2,400	2,387
21	Japan Bank for International Cooperation	2.000%	11/4/21	37,500	36,071
11	KazMunayGas National Co. JSC	3.875%	4/19/22	8,600	8,535
11	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	5,468
	Kingdom of Saudi Arabia	2.375%	10/26/21	88,577	84,553
11	Kingdom of Saudi Arabia	2.375%	10/26/21	785	750
	Kingdom of Saudi Arabia	5.000%	4/17/49	2,000	1,921
	Korea Development Bank	4.625%	11/16/21	3,285	3,384
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,716
11	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,525
	KSA Sukuk Ltd.	2.894%	4/20/22	9,000	8,683
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,042
	North American Development Bank	2.400%	10/26/22	1,300	1,248
	NTPC Ltd.	4.250%	2/26/26	6,250	5,907
	OCP SA	5.625%	4/25/24	1,520	1,545
	Oil India International Pte Ltd.	4.000%	4/21/27	9,500	8,497
11	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	6,000	5,879
11	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	7,000	6,788
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	10,000	9,988
11	Perusahaan Listrik Negara PT	6.250%	1/25/49	4,620	4,539
	Petrobras Global Finance BV	6.125%	1/17/22	3,313	3,425
	Petrobras Global Finance BV	4.375%	5/20/23	2,546	2,457
	Petrobras Global Finance BV	5.299%	1/27/25	16,240	15,509
	Petrobras Global Finance BV	8.750%	5/23/26	5,250	5,873
	Petrobras Global Finance BV	7.375%	1/17/27	23,950	24,848
	Petroleos Mexicanos	8.000%	5/3/19	6,809	6,962
	Petroleos Mexicanos	5.500%	1/21/21	194,586	196,547
	Petroleos Mexicanos	6.375%	2/4/21	2,695	2,758
	Petroleos Mexicanos	6.875%	8/4/26	36,290	36,190
	Petroleos Mexicanos	6.500%	3/13/27	5,835	5,653
11	Petroleos Mexicanos	6.500%	1/23/29	26,000	24,975
	Petroleos Mexicanos	5.625%	1/23/46	3,800	2,953
	Province of Ontario	4.000%	10/7/19	4,500	4,543
	Republic of Colombia	7.375%	3/18/19	585	595
4	Republic of Colombia	4.500%	3/15/29	12,950	12,775
	Republic of Colombia	10.375%	1/28/33	32,175	47,810
4	Republic of Colombia	5.000%	6/15/45	27,450	25,981
	Republic of Croatia	6.375%	3/24/21	7,250	7,607
17	Republic of Croatia	3.000%	3/20/27	12,582	14,897
	Republic of Guatemala	5.750%	6/6/22	16,949	17,296
	Republic of Guatemala	4.375%	6/5/27	3,000	2,694
	Republic of Hungary	6.250%	1/29/20	69,735	72,006
	Republic of Hungary	6.375%	3/29/21	5,980	6,331
17	Republic of Hungary	1.250%	10/22/25	17,100	19,150
	Republic of Indonesia	4.875%	5/5/21	29,441	30,046
11	Republic of Indonesia	3.700%	1/8/22	3,124	3,073
	Republic of Indonesia	3.750%	4/25/22	83,508	81,953
	Republic of Indonesia	5.375%	10/17/23	6,400	6,616
	Republic of Indonesia	5.875%	1/15/24	34,830	36,643
11	Republic of Latvia	2.750%	1/12/20	1,000	991
	Republic of Latvia	2.750%	1/12/20	7,350	7,285
	Republic of Lithuania	7.375%	2/11/20	23,356	24,549
11	Republic of Lithuania	6.125%	3/9/21	7,400	7,835
	Republic of Lithuania	6.125%	3/9/21	42,564	45,059
	Republic of Panama	9.375%	4/1/29	300	416

	Republic of Panama	8.125%	4/28/34	9,136	12,197
4	Republic of Panama	6.700%	1/26/36	2,400	2,883
4	Republic of Panama	4.500%	4/16/50	8,115	7,506
	Republic of Poland	5.125%	4/21/21	16,505	17,165
	Republic of Poland	5.000%	3/23/22	10,730	11,228
	Republic of Romania	5.125%	6/15/48	4,300	3,976
	Republic of Serbia	5.875%	12/3/18	14,500	14,516
	Republic of Serbia	4.875%	2/25/20	9,000	9,072
	Republic of Serbia	7.250%	9/28/21	14,500	15,640
	Republic of Slovenia	5.500%	10/26/22	36,554	38,810
	Republic of the Philippines	5.500%	3/30/26	2,985	3,231
	Republic of Turkey	7.000%	6/5/20	12,300	12,392
	Republic of Turkey	5.750%	3/22/24	14,700	13,708
	Republic of Turkey	4.250%	4/14/26	1,000	824
	Republic of Turkey	5.750%	5/11/47	520	395
	Russian Federation	5.250%	6/23/47	21,200	19,606
11	SABIC Capital II BV	4.000%	10/10/23	15,288	15,097
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	12,606
11	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	1,800	1,818
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	34,570	34,937
	Sinopec Group Overseas Development
	2014 Ltd.	4.375%	4/10/24	8,650	8,722
	Sinopec Group Overseas Development
	2017 Ltd.	2.500%	9/13/22	5,000	4,737
11	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	17,500	16,446
11	Sinopec Group Overseas Development
	2018 Ltd.	4.250%	9/12/28	41,989	41,339
	Socialist Republic of Vietnam	6.750%	1/29/20	16,900	17,407
	State of Israel	3.150%	6/30/23	2,000	1,966
	State of Israel	2.875%	3/16/26	3,980	3,748
	State of Israel	3.250%	1/17/28	19,625	18,661
	State of Kuwait	2.750%	3/20/22	19,406	18,851
	State of Qatar	5.250%	1/20/20	30,300	30,964
	State of Qatar	2.375%	6/2/21	775	751
	Sultanate of Oman	6.750%	1/17/48	12,200	11,133
11	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	957
	Ukraine	8.994%	2/1/24	5,600	5,567
	Ukraine	9.750%	11/1/28	10,200	10,065
22	United Mexican States	8.000%	12/7/23	2,500,000	119,213
22	United Mexican States	10.000%	12/5/24	152,000	7,891
	YPF SA	8.875%	12/19/18	2,500	2,501
Total Sovereign Bonds (Cost $2,183,709)					2,118,329
Taxable Municipal Bonds (0.1%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	3,942
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	1,250	1,246
	Illinois GO	5.000%	1/1/23	1,835	1,853
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.885%	1/1/21	1,000	997
	Johns Hopkins University Maryland GO	5.250%	7/1/19	199	202

Louisiana Local Government
Environmental Facilities & Community
Development Authority Revenue 2010-
EGSL	3.220%	2/1/21	784	784
Louisiana Local Government
Environmental Facilities & Community
Development Authority Revenue 2010-
ELL	3.450%	2/1/22	2,289	2,294
23 New Jersey Economic Development
Authority Revenue (State Pension
Funding)	7.425%	2/15/29	5,435	6,534
New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,615
New York State Dormitory Authority
Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,051
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,258
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	804
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	6,200	6,670
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	4,960	5,572
Texas GO	3.682%	8/1/24	2,000	2,026
University of California Revenue	2.300%	5/15/21	1,000	980
Total Taxable Municipal Bonds (Cost $40,015)				39,828
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
*,14 Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)			8,740	—
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
24 Vanguard Market Liquidity Fund (Cost
$104,618)	2.308%		1,046,271	104,627
Total Investments (99.5%) (Cost $29,821,202)				28,950,768
Other Assets and Liabilities-Net (0.5%)				138,051
Net Assets (100%)				29,088,819

* Non-income-producing security.
1 Securities with a value of $3,880,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $14,461,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $46,730,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
7 Inverse floating rate Interest-only security whose interest rate is derived by subtracting 1-month USD LIBOR from a cap.
8 Interest-only security.
9 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10 Adjustable-rate security based upon 12-month USD LIBOR plus spread.

11 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $5,057,181,000, representing 17.4% of net assets.
12 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
13 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
14 Security value determined using significant unobservable inputs.
15 Face amount denominated in Australian dollars.
16 Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.
17 Face amount denominated in euro.
18 Face amount denominated in British pounds.
19 Scheduled principal and interest payments are guaranteed by bank letter of credit.
20 Guaranteed by multiple countries.
21 Guaranteed by the Government of Japan.
22 Face amount denominated in Mexican peso.
23 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
24 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional
				Amount on	Market
		Expiration	Exercise	Underlying	Value
	Counterparty	Date	Rate	Swap ($000)	($000)

OTC Credit Default Swaptions

Call Swaptions
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	DBAG	11/21/18	62.50%	62,820	(15)
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	CSFBI	11/21/18	62.50%	62,820	(15)
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	JPMC	11/21/18	67.50%	62,920	(64)

					(94)

Put Swaptions
CDX-NA-IG-S31-V1, Pays 1.00%
Quarterly	DBAG	11/21/18	62.50%	62,820	(204)
CDX-NA-IG-S31-V1, Pays 1.00%
Quarterly	CSFBI	11/21/18	62.50%	62,820	(204)
CDX-NA-IG-S31-V1, Pays 1.00%
Quarterly	JPMC	11/21/18	67.50%	62,920	(106)

					(514)

Total Options Written (Premiums Received $652)					(608)

CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
JPMC—JP Morgan Chase Bank.

Futures Contracts
					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional Appreciation
		Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2018		35,773	4,236,865	(48,755)
Ultra 10-Year U.S. Treasury Note	December 2018		6,010	751,907	(800)
5-Year U.S. Treasury Note	December 2018		3,922	440,765	396
					(49,159)

Short Futures Contracts

2-Year U.S. Treasury Note			December 2018	(9,416)	(1,983,539)	5,370
30-Year U.S. Treasury Bond			December 2018	(1,304)	(180,115)	3,859
Ultra Long U.S. Treasury Bond			December 2018	(570)	(85,055)	1,660
Long Gilt			December 2018	(466)	(72,912)	(499)
Euro-Bund			December 2018	(337)	(61,172)	(127)
Euro-Buxl			December 2018	(240)	(48,088)	(240)
AUD 3-Year Treasury Bond			December 2018	(411)	(32,433)	13
Euro-Bobl			December 2018	(157)	(23,374)	(79)
AUD 10-Year Treasury Bond			December 2018	(242)	(22,178)	90
						10,047
						(39,112)

Forward Currency Contracts
			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital
Services LLC	12/19/18	EUR	33,380	USD	38,575	(594)
Citibank, N.A.	12/19/18	EUR	18,664	USD	21,189	47
Citibank, N.A.	12/19/18	GBP	4,315	USD	5,548	(19)
UBS AG	12/19/18	EUR	3,258	USD	3,730	(23)
Toronto-Dominion Bank	12/19/18	USD	229,660	EUR	197,664	4,754
Toronto-Dominion Bank	11/15/18	USD	165,088	AUD	222,791	7,293
Barclays Capital	12/19/18	USD	141,592	MXN 2,723,387		8,635
JPMorgan Chase Bank, N.A.	12/19/18	USD	95,432	GBP	72,138	2,984
BNP Paribas	11/15/18	USD	21,118	AUD	28,989	587
Goldman Sachs Bank AG	11/15/18	USD	14,040	AUD	19,006	579
Goldman Sachs Bank AG	12/19/18	USD	13,944	EUR	12,073	208
Citibank, N.A.	11/15/18	USD	9,652	AUD	13,413	151
Bank of America, N.A.	11/15/18	USD	2,277	AUD	3,111	73
Morgan Stanley Capital
Services LLC	12/19/18	USD	971	EUR	851	3
						24,678
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic		Unrealized
				Premium		Appreciation
	Termination		Notional Amount	Received	Value (Depreciation)
Reference Entity	Date		(000)	(Paid)[1] (%)	($000)	($000)
Credit Protection Sold
CDX NA HY S31 V1	12/20/23	USD	112,338	5.000	6,036	98
iTraxx Europe S30 V1	12/20/23	EUR	31,717	1.000	471	3
					6,507	101
Credit Protection Purchased
CDX NA IG S30 V1	12/20/23	USD	95,175	(1.000)	(1,403)	5
					5,104	106

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over the Counter Credit Default Swaps

				Periodic		Remaining Up
			Notional	Premium		Front Premium	Unrealized
	Termination		Amount	Received	Value	Received	Appreciation
Reference Entity	Date	Counterparty	($000)	(Paid) (%)	($000)	(Paid) ($000) (Depreciation) ($000)
Credit Protection Sold/Moody's Rating

America Movil /A3	12/20/22	BARC	15,000	1.000 [2]	(218)	120	(98)
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	3,110	1.000 [2]	54	(12)	42
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	15,000	1.000 [2]	263	11	274
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	4,655	1.000 [2]	1	(11)	(10)
Berkshire Hathaway
Inc./Aa2	6/20/22	BARC	15,760	1.000 [2]	271	(196)	75
Berkshire Hathaway
Inc./Aa2	12/20/22	BARC	7,605	1.000 [2]	129	(107)	22
Berkshire Hathaway
Inc./Aa2	6/20/24	BARC	19,400	1.000 [2]	222	(201)	21
Berkshire Hathaway
Inc./Aa2	6/20/24	JPMC	9,400	1.000 [2]	107	(82)	25
Danske Bank A/S/
A2	6/20/23	BNPSW	2,580	1.000 [2]	26	(44)	(18)
Metlife Inc./A3	12/20/20	GSCM	5,625	1.000 [2]	25		25
Metlife Inc./A3	12/20/21	BARC	3,165	1.000 [2]	1	(4)	(3)
Metlife Inc./A3	6/20/24	BARC	24,300	1.000 [2]	195	(25)	170
Ministry of Finance
Malaysia/A3	12/20/23	BARC	4,800	1.000 [2]	(32)	(4)	(36)
Ministry of Finance
Malaysia/A3	12/20/23	BOANA	9,200	1.000 [2]	(62)	13	(49)
People's Republic
of China/A3	6/20/22	BNPSW	22,800	1.000 [2]	182	(144)	38
People's Republic
of China/A3	12/20/23	GSI	28,300	1.000 [2]	363	(512)	(149)
Republic of
Chile/Aa3	12/20/23	BOANA	3,000	1.000 [2]	64	(69)	(5)
Republic of
Indonesia/Baa2	12/20/23	BNPSW	42,400	1.000 [2]	(1,145)	898	(247)
Republic of
Indonesia/Baa2	12/20/23	BOANA	10,000	1.000 [2]	(270)	239	(31)
Republic of
Indonesia/Baa2	12/20/23	JPMC	5,975	1.000 [2]	(161)	102	(59)

Republic of Peru/A3	12/20/23	BNPSW	4,390	1.000 [2]	31	(35)	(4)

Republic of Peru/A3	12/20/23	BOANA	4,400	1.000 [2]	31	(35)	(4)
Saudi Arabia/A1	12/20/23	MSCS	23,000	1.000 [2]	71	(218)	(147)
Saudi Arabia/A1	12/20/23	MSCS	20,700	1.000 [2]	64	(223)	(159)

Southern Co./Baa2	6/20/22	JPMC	59,775	1.000 [2]	1,020	(735)	285
United Mexican
States/A3	12/20/23	JPMC	22,500	1.000 [2]	(471)	423	(48)
Valeo SA/Baa2	6/20/23	GSI	7,240	1.000 [2]	(123)	(7)	(130)
Valeo SA/Baa2	6/20/23	JPMC	6,170	1.000 [2]	(105)	(16)	(121)
Valeo SA/Baa2	12/20/23	BNPSW	3,100	1.000 [2]	(73)	95	22
Verizon
Communications
Inc./Baa1	12/20/22	GSI	15,585	1.000 [2]	281	(223)	58
					741	(1,002)	(261)

Credit Protection Purchased
American
International Group
Inc.	12/20/20	GSCM	5,625	(1.000) [2]	(63)	55	(8)
American
International Group
Inc.	12/20/20	GSCM	2,835	(1.000) [2]	(30)	(19)	(49)
ArcelorMittal	12/20/23	CITNA	2,420	(5.000) [2]	(436)	479	43
Bank of America
Corp.	3/20/20	GSCM	7,870	(1.000) [2]	(63)	35	(28)
Bank of China Ltd.	12/20/21	BNPSW	6,200	(1.000) [2]	(98)	(13)	(111)
Bank of China Ltd.	6/20/22	BNPSW	22,800	(1.000) [2]	(163)	3	(160)
Barclays Bank plc	6/20/22	BOANA	15,195 [1]	(1.000) [2]	(280)	235	(45)
Barclays Bank plc	6/20/22	CSFBI	15,190 [1]	(1.000) [2]	(285)	239	(46)
Barclays Bank plc	12/20/22	CITNA	6,130 [1]	(1.000) [2]	169	(212)	(43)
CECONOMY AG	6/20/22	BARC	10,485 [1]	(1.000) [2]	27	(21)	6
CECONOMY AG	6/20/22	BARC	7,465 [1]	(1.000) [2]		(15)	(15)
Commerzbank AG	6/20/21	BOANA	24,495	(1.000) [2]	(329)	(244)	(573)
CVS Health Corp.	12/20/21	BARC	3,220	(1.000) [2]	(66)	65	(1)
CVS Health Corp.	12/20/21	BOANA	15,000	(1.000) [2]	(315)	309	(6)

Deutsche Bank AG	12/20/22	JPMC	15,195	(1.000) [2]	3	60	63

Inc. Dominion Energy	6/20/22	JPMC	7,470	(1.000) [2]	(172)	186	14
Enel Spa	12/20/23	GSI	8,140	(1.000) [2]	15	(92)	(77)
Enel Spa	12/20/23	JPMC	16,302	(1.000) [2]	30	(146)	(116)
Enel Spa	12/20/23	JPMC	16,296	(1.000) [2]	30	(156)	(126)
Enel Spa	12/20/23	JPMC	8,148	(1.000) [2]	15	(69)	(54)
Exelon Corp.	6/20/22	JPMC	11,955	(1.000) [2]	(104)	286	182
Exelon Corp.	6/20/22	JPMC	7,470	(1.000) [2]	(3)	181	178

Corp. Federal Express	12/20/18	GSCM	7,840	(1.000) [2]	(10)	3	(7)

of Brazil Federative Republic	12/20/25	BOANA	3,885	(1.000) [2]	51	(797)	(746)

of Brazil Federative Republic	12/20/25	GSCM	2,485	(1.000) [2]	203	(475)	(272)

JPMorgan Chase Bank N.A.	12/20/20	MSCS	25,000	(1.000) [2]	(383)	67	(316)

LafargeHolcim Ltd.	12/20/23	BARC	3,000	(1.000) [2]	63	(61)	2

LafargeHolcim Ltd.	12/20/23	BARC	2,595	(1.000) [2]	54	(30)	24

LafargeHolcim Ltd.	12/20/23	BARC	2,040	(1.000) [2]	43	(68)	(25)

LafargeHolcim Ltd.	12/20/23	BARC	1,020	(1.000) [2]	21	(34)	(13)

Lincoln National Corp.	6/20/21	BARC	10,000	(1.000) [2]	(172)	(117)	(289)

Lincoln National Corp.	6/20/21	BARC	1,555	(1.000) [2]	(27)	(22)	(49)

Lincoln National Corp.	6/20/21	BARC	1,550	(1.000) [2]	(9)	23	14

Lincoln National Corp.	12/20/21	BARC	3,165	(1.000) [2]	(39)	(5)	(44)
McDonald's Corp.	6/20/22	GSI	12,325	(1.000) [2]	(344)	287	(57)
McKesson Corp.	3/20/19	JPMC	6,360	(1.000) [2]	(22)	17	(5)
McKesson Corp.	3/20/19	JPMC	6,360	(1.000) [2]	(17)	18	1

Republic of Turkey	12/20/19	GSI	26,350	(1.000) [2]	626	(158)	468

Republic of Turkey	12/20/23	BARC	3,820	(1.000) [2]	449	(477)	(28)
Sempra Energy	6/20/22	JPMC	11,955	(1.000) [2]	(204)	278	74
Sempra Energy	6/20/22	JPMC	7,470	(1.000) [2]	(177)	178	1

Societe Generale SA	12/20/21	JPMC	14,675	(1.000) [2]	(286)	57	(229)

Bank Standard Chartered	12/20/21	JPMC	7,945	(1.000) [2]	(169)	(12)	(181)
State of Qatar	6/20/22	BOANA	1,360	(1.000) [2]	(4)	(12)	(16)
State of Qatar	6/20/22	CITNA	2,640	(1.000) [2]	(21)	(23)	(44)
Wells Fargo & Co.	9/20/20	BOANA	9,700	(1.000) [2]	(142)	46	(96)
					(2,634)	(171)	(2,805)
							(3,066)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC--Barclays Bank plc.

BNPSW--BNP Paribas. BOANA--Bank of America, N.A. CITNA—Citibank N.A.

CSFBI--Credit Suisse First Boston International. GSCM--Goldman Sachs Bank USA. GSI--Goldman Sachs International.

JPMC--JP Morgan Chase Bank.

MSCS--Morgan Stanley Capital Services LLC

At October 31, 2018, counterparties had deposited in segregated accounts securities with a value of $21,250,000 and cash of $1,110,000 in connection with open forward currency contracts and open over the counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Interest	Floating		Unrealized
	Future		Notional	Rate	Interest Rate		Appreciation
Termination	Effective		Amount	Received	Received	Value	(Depreciation)
Date	Date		($000)	(Paid)[2] (%)	(Paid) (%)	($000)	($000)
12/19/19	12/19/18	[1]	64,589	2.500	(0.000) [4]	(317)	(63)
1/21/20	N/A		20,920	1.224	(2.280) [3]	(402)	(402)
1/21/20	N/A		3,130	1.363	(2.280) [3]	(55)	(55)
4/15/20	N/A		14,650	1.345	(2.279) [3]	(319)	(319)
6/15/20	N/A		2,050.931		(2.279) [3]	(64)	(64)
7/15/20	N/A		8,920	1.571	(2.279) [3]	(199)	(199)
12/21/20	12/19/18	[1]	57,489	(2.750)	0.000 [4]	415	107
12/20/21	12/19/18	[1]	117,763	(2.750)	0.000 [4]	1,340	252
12/19/22	12/19/18	[1]	94,938	(2.750)	0.000 [4]	1,431	424
12/19/23	12/19/18	[1]	60,780	(2.750)	0.000 [4]	1,140	262
12/19/25	12/19/18	[1]	170,896	(2.750)	0.000 [4]	4,653	1,538
2/15/44	12/31/18	[1]	45,095	(3.151)	0.000 [4]	1,254	1,253
2/15/44	12/31/18	[1]	43,540	(3.229)	0.000 [4]	610	609
						9,487	3,343

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.

3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

4 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Over the Counter Interest Rate Swaps

		Notional Fixed Interest Floating Interest			Unrealized
Termination		Amount Rate Received		Rate Received	Appreciation
Date	Counterparty	($000)	(Paid) (%)3	(Paid) (%)	(Depreciation) ($000)
4/25/19	WFC	559	2.756	(2.490) [2]	2
4/27/20	GSCM	1,006	2.794	(2.490) [2]	3
4/1/21	WFC	2,658	0.965	(2.256) [1]	(56)
6/25/21	GSCM	2,957	3.143	(2.373) [1]	(10)
11/25/22	BARC	6,837	2.758	(2.311) [1]	(10)
9/25/29	GSCM	7,854	1.794	(2.295) [1]	(402)
					(473)

BARC--Barclays Bank plc.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.
3 Fixed interest payment received/paid semi-annually.

Intermediate-Term Investment-Grade Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,559,146	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,629,939	36,751
Corporate Bonds	—	18,462,143	5
Sovereign Bonds	—	2,118,329	—
Taxable Municipal Bonds	—	39,828	—
Convertible Preferred Stocks	—	—	—[1]
Temporary Cash Investments	104,627	—	—
Liability for Options Written	—	(608)	—
Futures Contracts—Assets[2]	3,530	—	—

Intermediate-Term Investment-Grade Fund

Futures Contracts—Liabilities[2]	(15,605)	—	—
Forward Currency Contracts—Assets	—	25,314	—
Forward Currency Contracts—Liabilities	—	(636)	—
Swap Contracts—Assets	2,306[2]	2,132	—
Swap Contracts—Liabilities	(47) [2]	(5,671)	—
Total	94,811	28,829,916	36,756
1 Market Value of Convertible Preferred Stocks based on Level 3 inputs.
2 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts

Intermediate-Term Investment-Grade Fund

of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

Intermediate-Term Investment-Grade Fund

Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Vanguard Real Estate II Index Fund

Schedule of Investments (unaudited)
As of October 31, 2018

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.2%)1
Diversified REITs (4.4%)
WP Carey Inc.	649,813	42,894
Liberty Property Trust	895,832	37,508
Forest City Realty Trust Inc. Class A	1,376,809	34,641
STORE Capital Corp.	1,080,531	31,368
VEREIT Inc.	2,820,541	20,675
Colony Capital Inc.	2,857,587	16,774
PS Business Parks Inc.	124,305	16,234
Empire State Realty Trust Inc.	847,123	13,435
Washington REIT	476,584	13,282
Lexington Realty Trust	1,309,609	10,176
Global Net Lease Inc.	408,381	8,270
Alexander & Baldwin Inc.	414,379	8,097
American Assets Trust Inc.	200,225	7,681
iStar Inc.	413,370	4,340
Armada Hoffler Properties Inc.	274,236	4,108
Gladstone Commercial Corp.	172,357	3,273
One Liberty Properties Inc.	87,076	2,258
		275,014
Health Care REITs (9.5%)
Welltower Inc.	2,255,174	148,999
Ventas Inc.	2,160,180	125,377
HCP Inc.	2,848,142	78,466
Omega Healthcare Investors Inc.	1,204,077	40,156
Medical Properties Trust Inc.	2,211,260	32,859
Healthcare Trust of America Inc. Class A	1,243,993	32,667
Sabra Health Care REIT Inc.	1,080,976	23,403
Senior Housing Properties Trust	1,440,682	23,152
Healthcare Realty Trust Inc.	758,919	21,144
National Health Investors Inc.	251,742	18,493
Physicians Realty Trust	1,103,617	18,298
LTC Properties Inc.	240,213	10,274
CareTrust REIT Inc.	461,690	8,154
Universal Health Realty Income Trust	79,050	5,067
New Senior Investment Group Inc.	498,293	2,850
MedEquities Realty Trust Inc.	174,014	1,439
		590,798
Hotel & Resort REITs (5.5%)
Host Hotels & Resorts Inc.	4,494,473	85,889
Park Hotels & Resorts Inc.	1,219,391	35,448
Hospitality Properties Trust	996,289	25,525
LaSalle Hotel Properties	669,138	22,088
Ryman Hospitality Properties Inc.	279,798	21,709
Apple Hospitality REIT Inc.	1,326,453	21,449
RLJ Lodging Trust	1,062,154	20,648
Sunstone Hotel Investors Inc.	1,367,679	19,790
^ Pebblebrook Hotel Trust	418,573	14,110
Xenia Hotels & Resorts Inc.	647,624	13,309
DiamondRock Hospitality Co.	1,215,745	12,705

MGM Growth Properties LLC Class A	429,981	12,164
Chesapeake Lodging Trust	366,065	10,759
Summit Hotel Properties Inc.	634,648	7,311
Chatham Lodging Trust	278,005	5,421
CorePoint Lodging Inc.	248,967	4,076
Hersha Hospitality Trust Class A	226,470	3,977
Ashford Hospitality Trust Inc.	568,316	2,927
Braemar Hotels & Resorts Inc.	177,640	1,890
		341,195
Industrial REITs (6.4%)
Prologis Inc.	3,812,315	245,780
Duke Realty Corp.	2,164,359	59,671
First Industrial Realty Trust Inc.	759,845	23,327
EastGroup Properties Inc.	211,838	20,292
STAG Industrial Inc.	589,571	15,600
Rexford Industrial Realty Inc.	491,461	15,565
Terreno Realty Corp.	339,336	12,701
Monmouth Real Estate Investment Corp.	515,475	7,712
		400,648
Office REITs (10.3%)
Boston Properties Inc.	935,797	113,007
Alexandria Real Estate Equities Inc.	624,319	76,311
Vornado Realty Trust	1,037,590	70,639
SL Green Realty Corp.	535,979	48,913
Kilroy Realty Corp.	599,092	41,265
Douglas Emmett Inc.	978,409	35,409
Hudson Pacific Properties Inc.	949,808	28,779
Highwoods Properties Inc.	626,866	26,730
JBG SMITH Properties	679,245	25,458
Equity Commonwealth	741,566	22,084
Cousins Properties Inc.	2,547,072	21,166
Paramount Group Inc.	1,315,059	18,792
Columbia Property Trust Inc.	718,750	16,136
Corporate Office Properties Trust	619,134	15,998
Brandywine Realty Trust	1,082,123	15,215
Piedmont Office Realty Trust Inc. Class A	776,670	13,996
Mack-Cali Realty Corp.	546,457	11,093
Select Income REIT	542,213	10,253
Easterly Government Properties Inc.	349,691	6,354
Tier REIT Inc.	290,461	6,294
^ Government Properties Income Trust	601,263	5,309
Franklin Street Properties Corp.	650,072	4,525
NorthStar Realty Europe Corp.	285,032	3,825
City Office REIT Inc.	208,282	2,295
New York REIT Inc.	101,675	1,434
		641,280
Residential REITs (13.5%)
AvalonBay Communities Inc.	837,844	146,941
Equity Residential	2,232,297	145,010
Essex Property Trust Inc.	400,373	100,406
Mid-America Apartment Communities Inc.	689,826	67,403
UDR Inc.	1,622,184	63,573
Camden Property Trust	562,361	50,764
Sun Communities Inc.	485,431	48,771
Equity LifeStyle Properties Inc.	510,981	48,385
Invitation Homes Inc.	1,892,948	41,418

Apartment Investment & Management Co.	953,766	41,050
American Homes 4 Rent Class A	1,610,595	33,935
American Campus Communities Inc.	828,626	32,739
Independence Realty Trust Inc.	527,214	5,225
Preferred Apartment Communities Inc. Class A	237,714	4,005
Investors Real Estate Trust	727,599	3,951
NexPoint Residential Trust Inc.	107,091	3,817
Front Yard Residential Corp.	308,121	2,856
UMH Properties Inc.	199,166	2,854
		843,103
Retail REITs (15.3%)
Simon Property Group Inc.	1,877,544	344,567
Realty Income Corp.	1,724,141	103,914
Regency Centers Corp.	924,304	58,564
Federal Realty Investment Trust	443,948	55,072
National Retail Properties Inc.	932,571	43,598
Kimco Realty Corp.	2,576,028	41,448
Macerich Co.	641,026	33,090
Brixmor Property Group Inc.	1,836,001	29,743
Brookfield Property REIT Inc. Class A	1,443,801	27,851
Weingarten Realty Investors	737,991	20,752
Taubman Centers Inc.	369,764	20,341
Spirit Realty Capital Inc.	2,597,173	20,310
Retail Properties of America Inc.	1,330,633	16,327
Urban Edge Properties	690,743	14,153
Acadia Realty Trust	494,611	13,770
^ Tanger Factory Outlet Centers Inc.	572,292	12,739
Retail Opportunity Investments Corp.	683,324	12,020
* SITE Centers Corp.	951,347	11,825
Agree Realty Corp.	188,150	10,775
Kite Realty Group Trust	507,303	8,036
^ Seritage Growth Properties Class A	203,096	7,722
Washington Prime Group Inc.	1,127,773	7,218
Ramco-Gershenson Properties Trust	485,188	6,443
Getty Realty Corp.	204,977	5,500
Alexander's Inc.	13,858	4,365
Saul Centers Inc.	80,098	3,825
^ Pennsylvania REIT	426,738	3,819
Urstadt Biddle Properties Inc. Class A	180,494	3,594
CBL & Associates Properties Inc.	1,046,966	3,455
Whitestone REIT	217,244	2,924
Spirit MTA REIT	272,108	2,914
* Retail Value Inc.	89,474	2,506
Cedar Realty Trust Inc.	553,736	2,088
		955,268
Specialized REITs (31.3%)
American Tower Corp.	2,677,685	417,210
Crown Castle International Corp.	2,514,973	273,478
Public Storage	950,678	195,336
Equinix Inc.	481,771	182,466
Digital Realty Trust Inc.	1,248,650	128,936
Weyerhaeuser Co.	4,589,475	122,218
* SBA Communications Corp. Class A	698,322	113,247
Extra Space Storage Inc.	764,546	68,855
Iron Mountain Inc.	1,646,819	50,409
Gaming and Leisure Properties Inc.	1,229,699	41,429

	Lamar Advertising Co. Class A	509,519	37,358
	VICI Properties Inc.	1,678,701	36,243
	CyrusOne Inc.	602,271	32,059
	CubeSmart	1,105,113	32,026
	EPR Properties	450,561	30,972
	Life Storage Inc.	281,986	26,552
	Rayonier Inc.	784,428	23,690
	CoreSite Realty Corp.	208,905	19,608
	Uniti Group Inc.	1,012,031	19,370
	GEO Group Inc.	745,898	16,492
	CoreCivic Inc.	717,565	16,116
	Outfront Media Inc.	843,804	14,952
	PotlatchDeltic Corp.	361,403	13,101
	QTS Realty Trust Inc. Class A	309,276	11,851
	Four Corners Property Trust Inc.	358,377	9,346
	National Storage Affiliates Trust	342,163	9,112
	InfraREIT Inc.	266,435	5,600
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	159,581	3,311
	CatchMark Timber Trust Inc. Class A	297,548	2,633
^	Farmland Partners Inc.	189,465	1,298
			1,955,274
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,131,235)			6,002,580
Real Estate Management & Development (3.4%)
Diversified Real Estate Activities (0.2%)
*	St. Joe Co.	235,230	3,573
	RMR Group Inc. Class A	36,864	2,797
*	Five Point Holdings LLC Class A	361,435	2,747
*	Tejon Ranch Co.	133,977	2,546
			11,663
Real Estate Development (0.5%)
*	Howard Hughes Corp.	247,733	27,627
*	Forestar Group Inc.	63,448	1,142
			28,769
Real Estate Operating Companies (0.3%)
	Kennedy-Wilson Holdings Inc.	793,136	15,054
*	FRP Holdings Inc.	42,510	2,060
			17,114
Real Estate Services (2.4%)
*	CBRE Group Inc. Class A	1,956,682	78,835
	Jones Lang LaSalle Inc.	275,786	36,475
^	Realogy Holdings Corp.	773,028	14,742
	HFF Inc. Class A	225,248	8,278
^,* Redfin Corp.		276,500	4,272
*	Marcus & Millichap Inc.	116,809	4,056
	RE/MAX Holdings Inc. Class A	107,610	4,024
^,* Altisource Portfolio Solutions SA		67,955	1,714
			152,396
Total Real Estate Management & Development (Cost $251,680)			209,942
Total Common Stocks (Cost $6,382,915)			6,212,522

	Coupon
Temporary Cash Investment (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund (Cost $32,743)	2.308%	327,434	32,743
Total Investments (100.1%) (Cost $6,415,658)			6,245,265
Other Assets and Liabilities-Net (-0.1%)3			(8,301)
Net Assets (100%)			6,236,964

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,451,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $11,086,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Total Return Swaps

				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
VEREIT Inc.	2/4/19	GSCM	22,113	(2.281%)	236
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid quarterly.

At October 31, 2018, the counterparty had deposited in segregated accounts cash of $700,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized

Real Estate II Index Fund

dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,212,522	—	—
Temporary Cash Investments	32,743	—	—
Swap Contracts—Assets	—	236	—
Total	6,245,265	236	—

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of October 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.0%)
U.S. Government Securities (1.7%)
	United States Treasury Note/Bond	1.500%	12/31/18	15,000	14,979
1	United States Treasury Note/Bond	1.250%	4/30/19	50,000	49,695
	United States Treasury Note/Bond	1.250%	5/31/19	400	397
	United States Treasury Note/Bond	1.375%	7/31/19	200	198
	United States Treasury Note/Bond	1.000%	8/31/19	9,500	9,371
	United States Treasury Note/Bond	1.500%	10/31/19	4,800	4,742
	United States Treasury Note/Bond	1.750%	11/30/19	200	198
	United States Treasury Note/Bond	1.875%	12/31/19	1,860	1,841
	United States Treasury Note/Bond	2.000%	1/31/20	1,090	1,080
	United States Treasury Note/Bond	2.250%	2/29/20	300	298
	United States Treasury Note/Bond	2.375%	4/30/20	1,100	1,093
	United States Treasury Note/Bond	2.500%	5/31/20	1,000	995
					84,887
Agency Bonds and Notes (0.2%)
2	Federal Home Loan Banks	1.750%	12/14/18	7,500	7,495
2	Federal Home Loan Banks	1.375%	5/28/19	500	497
3	Federal National Mortgage Assn.	2.875%	10/30/20	3,000	2,997
	Private Export Funding Corp.	4.375%	3/15/19	1,000	1,006
2	Tennessee Valley Authority	2.250%	3/15/20	600	595
					12,590
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae REMICS 2012-60		2.681%	6/25/42	1,805	1,811
3,4,5Fannie Mae REMICS 2016-62		2.681%	9/25/46	1,002	1,000
3,4,5Fannie Mae REMICS 2016-93		2.631%	12/25/46	2,413	2,405
					5,216
Total U.S. Government and Agency Obligations (Cost $103,000)					102,693
Asset-Backed/Commercial Mortgage-Backed Securities (42.8%)
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	40	40
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	59	59
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	330	331
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	100	100
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	70	70
4	AmeriCredit Automobile Receivables Trust
	2016-4	1.530%	7/8/21	252	250
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	345	339
4	AmeriCredit Automobile Receivables Trust
	2017-1	1.510%	5/18/20	375	375
4	AmeriCredit Automobile Receivables Trust
	2017-2	1.650%	9/18/20	3,763	3,754
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	3,116	3,106

4	AmeriCredit Automobile Receivables Trust
	2017-4	1.830%	5/18/21	18,643	18,577
4	AmeriCredit Automobile Receivables Trust
	2017-4	2.040%	7/18/22	11,850	11,701
4	AmeriCredit Automobile Receivables Trust
	2018-2	2.860%	11/18/21	40,000	39,937
4,6	ARI Fleet Lease Trust 2017-A	1.910%	4/15/26	6,152	6,111
4,6	ARI Fleet Lease Trust 2018-B	3.220%	8/16/27	7,000	6,990
4,6	ARL Second LLC 2014-1A	2.920%	6/15/44	224	217
4,6	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	5,703	5,705
4,6	Avis Budget Rental Car Funding AESOP
	LLC 2014-1	2.460%	7/20/20	23,382	23,311
4,6	Avis Budget Rental Car Funding AESOP
	LLC 2014-2A	2.500%	2/20/21	42,235	41,897
4,6	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	15,748	15,544
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,650	7,582
4	BMW Vehicle Lease Trust 2018-1A	2.970%	12/21/20	35,000	34,966
4,7	Brazos Higher Education Authority Inc.
	Series 2011-1	3.111%	2/25/30	136	137
4,6	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	58	58
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	146	146
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	240	238
4	California Republic Auto Receivables Trust
	2018-1	2.860%	3/15/21	22,000	21,983
4	California Republic Auto Receivables Trust
	2018-1	3.140%	8/15/22	17,000	16,934
4,6	Canadian Pacer Auto Receivable Trust A
	Series 2017	1.772%	12/19/19	2,745	2,740
4,6	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	5,920	5,872
4,6	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.000%	6/21/21	11,500	11,525
4	Capital Auto Receivables Asset Trust 2015-1	2.100%	1/21/20	102	102
4	Capital Auto Receivables Asset Trust 2016-1	1.980%	10/20/20	1,500	1,495
4	Capital Auto Receivables Asset Trust 2016-2	1.460%	6/22/20	489	489
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	70	69
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
4,6	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	6,670	6,614
4,6	Capital Auto Receivables Asset Trust 2018-1	2.790%	1/20/22	25,000	24,899
§,4,6	Capital Auto Receivables Asset Trust 2018-2	3.270%	6/20/23	15,000	14,999
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	72
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	95
4	CarMax Auto Owner Trust 2016-1	1.610%	11/16/20	443	441
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	3,530	3,498
4	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	23,375	23,378
4,6	Chesapeake Funding II LLC 2016-1A	2.110%	3/15/28	308	307
4,6	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	972	968
4,6	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	15,392	15,216
4,6	Chesapeake Funding II LLC 2017-4A	2.120%	11/15/29	32,838	32,401
4,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	12,500	12,457
4,6	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	5,840	5,778
4,6	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	18,000	17,941

4,6	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	800	801
4,6	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	500	500
4,6	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	70	70
4,6	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	570	575
4,6	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	27	26
4,5,6Colony American Homes 2015-1A		3.480%	7/17/32	192	192
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	51	50
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	84	84
4	COMM 2014-CCRE16 Mortgage Trust	1.445%	4/10/47	3	3
4	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	197	195
4,6	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	16,670	16,628
4,6	Dell Equipment Finance Trust 2016-1	1.650%	7/22/21	164	164
4,6	Dell Equipment Finance Trust 2017-1	1.860%	6/24/19	82	81
4,6	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	5,502	5,481
4,6	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	4,641	4,636
4,6	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	3,990	3,983
4,6	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	7,780	7,779
4,6	DLL Securitization Trust Series 2018-1	2.810%	11/17/20	20,000	19,973
4,6	DRB Prime Student Loan Trust 2017-C	1.870%	11/25/42	6,607	6,580
4,6	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	129	130
4,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	2,695	2,699
4,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	101	101
4,6	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	5,513	5,518
4,6	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	2,200	2,231
4,6	Drive Auto Receivables Trust 2016-C	3.020%	11/15/21	7,116	7,113
4,6	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	1,240	1,252
4	Drive Auto Receivables Trust 2017-1	2.360%	3/15/21	13,046	13,036
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	9,752	9,740
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	7,120	7,095
4	Drive Auto Receivables Trust 2018-1	2.420%	1/15/21	33,000	32,993
4	Drive Auto Receivables Trust 2018-2	2.640%	9/15/20	13,388	13,393
4	Drive Auto Receivables Trust 2018-2	2.880%	6/15/21	10,000	10,000
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	3,100	3,097
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,750	4,754
4	Drive Auto Receivables Trust 2018-3	3.010%	11/15/21	16,000	15,986
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	8,000	8,003
4	Drive Auto Receivables Trust 2018-4	2.780%	10/15/20	11,000	10,998
4	Drive Auto Receivables Trust 2018-4	3.040%	11/15/21	11,000	10,991
4,6	DT Auto Owner Trust 2018-3A	3.020%	2/15/22	28,000	27,999
4,6	Enterprise Fleet Financing LLC Series 2015-
	2	2.090%	2/22/21	1,086	1,083
4,6	Enterprise Fleet Financing LLC Series 2016-
	1	1.830%	9/20/21	93	93
4,6	Enterprise Fleet Financing LLC Series 2016-
	2	1.740%	2/22/22	1,044	1,039
4,6	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	1,803	1,791
4,6	Enterprise Fleet Financing LLC Series 2017-
	2	1.970%	1/20/23	22,460	22,291
4,6	Enterprise Fleet Financing LLC Series 2017-
	3	2.130%	5/22/23	11,232	11,126
4,6	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	15,000	14,935

§,4,6Enterprise Fleet Financing LLC Series 2018-
	3	3.380%	5/20/24	12,770	12,768
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C04	3.731%	1/25/29	126	127
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C05	3.631%	1/25/29	194	195
4,6	Flagship Credit Auto Trust 2017-1	1.930%	12/15/21	2,476	2,470
4,6	Flagship Credit Auto Trust 2017-1	2.830%	3/15/23	3,000	2,987
4,6	Flagship Credit Auto Trust 2017-4	2.070%	4/15/22	12,100	11,999
4,6	Flagship Credit Auto Trust 2018-1	2.590%	6/15/22	17,341	17,247
4,6	Flagship Credit Auto Trust 2018-3	3.070%	2/15/23	15,991	15,988
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	9,210	9,130
4,6	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	9,200	9,170
4,6	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	800	798
4,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,700	1,688
4	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	690
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	160	158
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	827	826
4	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.550%	7/15/21	3,520	3,486
3,4,5	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	4.481%	10/25/28	125	127
3,4,5	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	4.281%	12/25/28	196	199
3,4,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.745%	2/25/48	1,399	1,388
3,4,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI2	3.820%	5/25/48	1,577	1,569
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	8	8
4,6	FRS I LLC 2013-1A	3.080%	4/15/43	1,725	1,720
4	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	1	1
4	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	240	239
4	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	1,800	1,788
4	GM Financial Automobile Leasing Trust
	2017-2	2.020%	9/21/20	16,250	16,124
4	GM Financial Automobile Leasing Trust
	2017-3	1.720%	1/21/20	2,775	2,766
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	730	724
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	660	651
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	1,150	1,134
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	450	444
4	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	18,500	18,385
4	GM Financial Automobile Leasing Trust
	2018-2	2.830%	7/20/20	28,000	27,978
4	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	10,250	10,233
4,6	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	300	299

4,6	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	220	219
4,6	GMF Floorplan Owner Revolving Trust 2018-
	1	3.060%	3/15/22	3,250	3,238
4,6	GMF Floorplan Owner Revolving Trust 2018-
	1	3.250%	3/15/22	3,000	2,989
4,6	GMF Floorplan Owner Revolving Trust 2018-
	1	3.500%	3/15/22	4,624	4,607
4,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	7,740	7,644
4,6,7	Gosforth Funding 2016-1A plc	3.014%	2/15/58	398	399
4,6,7	Gosforth Funding 2017-1A plc	2.809%	12/19/59	12,614	12,609
4,6,7	Gosforth Funding 2018-1A plc	2.714%	8/25/60	12,480	12,475
4,5,6	Hertz Fleet Lease Funding LP 2016-1	3.384%	4/10/30	1,050	1,051
4,6	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	7,900	7,889
4,6	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	34,664	34,331
4,6	Hertz Vehicle Financing II LP 2015-2A	2.960%	10/25/21	40,000	39,458
4,6	Hertz Vehicle Financing II LP 2016-1A	2.320%	3/25/20	2,100	2,094
4,6	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	420	418
4,6,7	Holmes Master Issuer plc 2018-1	2.796%	10/15/54	12,600	12,581
4,6,7	Holmes Master Issuer plc 2018-2A	2.856%	10/15/54	10,500	10,499
4,6	Hyundai Auto Lease Securitization Trust
	2017-A	2.130%	4/15/21	7,600	7,552
4,6	Hyundai Auto Lease Securitization Trust
	2017-B	1.970%	7/15/20	24,000	23,855
4,6	Hyundai Auto Lease Securitization Trust
	2017-C	1.890%	3/16/20	12,810	12,763
4,6	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	11,200	11,107
4,6	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	15,655	15,590
4,6	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	7,170	7,154
4,6	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	320	319
4	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	128
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	1.268%	7/15/47	7	7
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	22	22
4,6	Kubota Credit Owner Trust 2018-1A	2.800%	2/16/21	24,250	24,194
4,6,7	Lanark Master Issuer plc 2018-1A	2.730%	12/22/69	5,632	5,622
4,5,6	Lanark Master Issuer plc 2018-2A	2.845%	12/22/69	22,270	22,282
4,6	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	7,900	7,809
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	9,900	9,840
4,6	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	3	3
4,6	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	1,179	1,176
4,6	MMAF Equipment Finance LLC 2018-A	2.920%	7/12/21	10,000	9,983
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	495	495
4,5,6	Motor plc 2017 1A	2.811%	9/25/24	12,293	12,297
4,5,6	Navient Student Loan Trust 2016-6A	2.761%	3/25/66	1,063	1,063
4,6	Navient Student Loan Trust 2018-A	2.530%	2/18/42	32,084	31,812
4,6	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	8,401	8,366
4,5,6	Navistar Financial Dealer Note Master Trust
	II 2017-1A	3.061%	6/27/22	1,600	1,604
5	New Mexico Educational Assistance
	Foundation 2013-1	2.956%	11/1/18	71	69

4,6	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	1,850	1,848
4	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	514	514
4	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	1,530	1,521
4	Nissan Auto Lease Trust 2017-B	1.830%	12/16/19	25,123	25,017
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	12,250	12,144
4	Nissan Auto Receivables 2016-B Owner
	Trust	1.320%	1/15/21	316	313
4,5,6Pepper Residential Securities Trust 2017A-
	A1UA	3.377%	3/10/58	1,727	1,729
4,5,6Pepper Residential Securities Trust 2018-2a-
	A1U1	2.671%	10/13/19	30,000	29,900
4,5,6Pepper Residential Securities Trust 2018A-
	A1UA	3.233%	3/12/47	15,143	15,152
4,5,6Pepper Residential Securities Trust 2019A-
	A1U2	2.633%	10/12/19	15,800	15,797
4,5,6Pepper Residential Securities Trust 2020A-
	A1U1	2.780%	3/16/19	3,580	3,568
4,5,6Pepper Residential Securities Trust 2021-
	A1U	3.160%	1/16/60	17,019	17,010
4,6,7	Permanent Master Issuer plc 2018-1A	2.816%	7/15/58	19,700	19,730
4,5,6	PFS Financing Corp. 2017-AA	2.860%	3/15/21	20,750	20,770
4,5,6	PFS Financing Corp. 2017-C	2.750%	10/15/21	12,100	12,102
4,5,6	Resimac Premier Series 2016-1A	3.667%	10/10/47	1,819	1,829
4,5,6	Resimac Premier Series 2017-1A	3.237%	9/11/48	16,471	16,481
4,5,6	Resimac Premier Series 2018-1NCA	3.129%	12/16/59	24,029	24,024
4	Santander Drive Auto Receivables Trust
	2015-1	2.570%	4/15/21	297	297
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	15	15
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	62	62
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	110
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	5,440	5,403
4	Santander Drive Auto Receivables Trust
	2017-1	1.770%	9/15/20	718	717
4	Santander Drive Auto Receivables Trust
	2017-2	2.210%	10/15/21	11,000	10,965
4	Santander Drive Auto Receivables Trust
	2017-3	1.670%	6/15/20	692	692
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	9,280	9,256
4	Santander Drive Auto Receivables Trust
	2017-3	2.190%	3/15/22	15,000	14,883
4	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	9,631	9,614
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	9,700	9,657
4	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	12,500	12,434
4	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	22,000	21,886
4	Santander Drive Auto Receivables Trust
	2018-3	2.780%	3/15/21	41,000	40,970
4	Santander Drive Auto Receivables Trust
	2018-3	3.030%	2/15/22	26,000	25,966

4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	10,750	10,708
4	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	15,000	15,001
4,6	Santander Retail Auto Lease Trust 2017-A	2.020%	3/20/20	20,384	20,309
4,6	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	12,600	12,532
4,6	Securitized Term Auto Receivables Trust
	2017-2A	1.775%	1/27/20	5,315	5,302
4,6	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	6,430	6,353
4,6	Securitized Term Auto Receivables Trust
	2018-1A	2.807%	12/29/20	25,000	24,940
4,6	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	5	5
4,5,6	SLM Private Education Loan Trust 2013-A	3.329%	5/17/27	273	274
4,6	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	44	43
4,5,6	SMB Private Education Loan Trust 2016-C	2.829%	11/15/23	207	207
4,5,6	SMB Private Education Loan Trust 2017-A	2.729%	6/17/24	903	903
4,6	SoFi Professional Loan Program 2016-C
	LLC	1.480%	5/26/31	102	102
4,6	SoFi Professional Loan Program 2016-D
	LLC	1.530%	4/25/33	533	532
4,6	SoFi Professional Loan Program 2016-E LLC	1.630%	1/25/36	419	418
4,6	SoFi Professional Loan Program 2017-A LLC	1.550%	3/26/40	1,389	1,379
4,6	SoFi Professional Loan Program 2017-B LLC	1.830%	5/25/40	2,647	2,631
4,6	SoFi Professional Loan Program 2017-C
	LLC	1.750%	7/25/40	2,736	2,708
4,6	SoFi Professional Loan Program 2017-D
	LLC	1.720%	9/25/40	3,699	3,673
4,6	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	8,979	8,858
4,6	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	5,869	5,811
4,6	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	46,482	46,028
4,6	SoFi Professional Loan Program 2018-B LLC	2.640%	8/25/47	32,753	32,525
4,6	SoFi Professional Loan Program 2018-C
	LLC	3.080%	1/25/48	40,574	40,473
4,6	SoFi Professional Loan Program 2018-D
	LLC	3.120%	2/25/48	30,000	29,959
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,180	1,178
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	4,640	4,583
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	3,190	3,157
4,6	TCF Auto Receivables Owner Trust 2016-
	PT1	1.930%	6/15/22	15,663	15,484
4,6	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	3,247	3,236
4,6	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	320	318
4,6	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	260	259
4,6	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	290	288
4,6	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	4,173	4,162
4,6	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	789	776
4,6	Verizon Owner Trust 2017-1A	2.060%	9/20/21	8,500	8,424
4,6	Verizon Owner Trust 2017-2A	1.920%	12/20/21	35,000	34,558
4,6	Verizon Owner Trust 2017-3	2.060%	4/20/22	7,500	7,386
4,6	Verizon Owner Trust 2018-1	2.820%	9/20/22	17,500	17,372
4,6	Volvo Financial Equipment LLC Series 2017-
	1A	1.920%	3/15/21	6,000	5,952
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	27	27

4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	4	4
4,6	Wheels SPV 2 LLC 2016-1A	1.590%	5/20/25	315	314
4,6	Wheels SPV 2 LLC 2017-1A	1.880%	4/20/26	14,211	14,088
4	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	273	271
4	World Omni Auto Receivables Trust 2018-D	3.010%	4/15/22	34,250	34,239
4	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	1,530	1,517
4	World Omni Automobile Lease Securitization
	Trust 2018-A	2.590%	11/16/20	31,281	31,196
4	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	13,950	13,867
4	World Omni Automobile Lease Securitization
	Trust 2018-A	2.940%	5/15/23	4,350	4,322
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,160,293)					2,153,287
Corporate Bonds (36.7%)
Finance (13.9%)
	Banking (13.6%)
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,971
6	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	6,605	6,541
	Bank of America Corp.	2.600%	1/15/19	4,035	4,033
	Bank of America Corp.	2.650%	4/1/19	750	748
7	Bank of America NA	2.561%	8/28/20	40,000	40,043
7	Bank of Montreal	2.776%	7/13/20	40,000	40,097
	Bank of Nova Scotia	2.228%	12/11/19	13,130	12,997
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	27,231	27,137
	Branch Banking & Trust Co.	2.100%	1/15/20	8,500	8,384
	Capital One NA	1.850%	9/13/19	15,790	15,607
	Citigroup Inc.	2.050%	12/7/18	1,500	1,499
	Citigroup Inc.	2.550%	4/8/19	625	624
8	Citigroup Inc.	3.216%	8/7/19	20,867	14,841
	Commonwealth Bank of Australia	1.750%	11/2/18	4,200	4,200
6	Commonwealth Bank of Australia	2.050%	9/18/20	8,020	7,807
	Cooperatieve Rabobank UA	2.250%	1/14/19	14,500	14,491
6	Credit Agricole SA	2.500%	4/15/19	25,000	24,957
	Credit Suisse AG	2.300%	5/28/19	5,450	5,432
6	Danske Bank A/S	1.650%	9/6/19	1,500	1,479
	Discover Bank	2.600%	11/13/18	4,400	4,400
8	Goldman Sachs Group Inc.	3.258%	8/21/19	24,140	17,182
	Goldman Sachs Group Inc.	2.550%	10/23/19	3,472	3,450
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,755	2,727
8	Goldman Sachs Group Inc.	3.155%	8/26/20	3,450	2,458
7	HSBC Holdings plc	2.922%	5/18/21	15,000	15,017
7	HSBC Holdings plc	2.984%	9/11/21	25,000	25,049
	HSBC USA Inc.	2.375%	11/13/19	5,550	5,509
	Huntington National Bank	2.200%	11/6/18	1,300	1,300
6	ING Bank NV	2.300%	3/22/19	2,380	2,375
7	Intesa Sanpaolo SPA	3.079%	7/17/19	17,000	17,006
7	JPMorgan Chase Bank NA	2.545%	9/1/20	13,000	13,007
	KeyBank NA	1.600%	8/22/19	1,800	1,779
	Lloyds Bank plc	2.300%	11/27/18	4,250	4,250
	Mizuho Bank Ltd.	2.340%	12/4/19	9,720	9,626
	Morgan Stanley	2.500%	1/24/19	7,322	7,316
	Morgan Stanley	2.450%	2/1/19	27,213	27,182
	Morgan Stanley	2.650%	1/27/20	7,561	7,504
	MUFG Union Bank NA	2.250%	5/6/19	35,590	35,447
	National Bank of Canada	2.100%	12/14/18	2,100	2,099

6	Nordea Bank AB	2.125%	5/29/20	4,370	4,289
	PNC Bank NA	1.700%	12/7/18	4,000	3,996
	PNC Bank NA	1.450%	7/29/19	2,600	2,571
	Royal Bank of Canada	2.150%	3/15/19	6,936	6,919
	Royal Bank of Canada	1.500%	7/29/19	2,500	2,473
	Santander Holdings USA Inc.	2.650%	4/17/20	19,205	18,998
	Santander UK plc	2.500%	3/14/19	30,000	29,964
6	Skandinaviska Enskilda Banken AB	2.375%	11/20/18	2,800	2,800
6	Skandinaviska Enskilda Banken AB	2.375%	3/25/19	720	719
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	15,000	14,857
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	6,675	6,615
7	Sumitomo Mitsui Banking Corp.	2.806%	10/16/20	25,000	24,931
	Svenska Handelsbanken AB	2.500%	1/25/19	6,860	6,859
	Svenska Handelsbanken AB	2.250%	6/17/19	5,000	4,980
6	Swedbank AB	2.375%	2/27/19	1,061	1,060
	Synchrony Financial	3.000%	8/15/19	1,685	1,678
	Toronto-Dominion Bank	1.450%	8/13/19	13,973	13,833
7	Toronto-Dominion Bank	2.611%	6/11/20	20,000	20,027
6,7	UBS AG	2.637%	12/7/18	14,000	14,000
6	UBS AG	2.450%	12/1/20	5,605	5,493
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	15,000	14,832
	Wells Fargo & Co.	2.150%	1/15/19	11,000	10,988
8	Wells Fargo & Co.	2.812%	8/8/19	14,500	10,289
	Wells Fargo Bank NA	1.750%	5/24/19	1,600	1,591
	Wells Fargo Bank NA	2.150%	12/6/19	470	465
	Westpac Banking Corp.	1.650%	5/13/19	6,500	6,461
	Westpac Banking Corp.	1.600%	8/19/19	3,000	2,971
7	Westpac Banking Corp.	2.594%	5/15/20	10,000	9,999

	Insurance (0.3%)
6	AIA Group Ltd.	2.250%	3/11/19	1,430	1,425
6,7	Halfmoon Parent Inc.	2.684%	3/17/20	15,000	15,000

	Real Estate Investment Trusts (0.0%)
	HCP Inc.	3.750%	2/1/19	165	165
					698,819
Industrial (18.4%)
	Basic Industry (2.6%)
6	Air Liquide Finance SA	1.375%	9/27/19	9,450	9,296
	Dow Chemical Co.	8.550%	5/15/19	8,045	8,280
	Eastman Chemical Co.	2.700%	1/15/20	22,021	21,801
	Ecolab Inc.	2.000%	1/14/19	1,875	1,872
	EI du Pont de Nemours & Co.	2.200%	5/1/20	10,815	10,679
	International Flavors & Fragrances Inc.	3.400%	9/25/20	24,000	23,967
	LyondellBasell Industries NV	5.000%	4/15/19	11,350	11,392
	Nutrien Ltd.	6.750%	1/15/19	15,544	15,657
	Nutrien Ltd.	6.500%	5/15/19	8,086	8,226
	WestRock RKT Co.	4.450%	3/1/19	18,714	18,810
	WestRock RKT Co.	3.500%	3/1/20	425	424

	Capital Goods (0.3%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	1,400	1,439
	Fortive Corp.	1.800%	6/15/19	185	183
	General Electric Co.	6.000%	8/7/19	13,977	14,300

	Communication (2.5%)
	America Movil SAB de CV	5.000%	10/16/19	25,042	25,374

	America Movil SAB de CV	5.000%	3/30/20	4,000	4,080
	Comcast Corp.	3.300%	10/1/20	48,000	47,889
	Discovery Communications LLC	2.200%	9/20/19	9,000	8,928
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	24,000	23,966
	Moody's Corp.	2.750%	7/15/19	3,000	2,995
	Orange SA	2.750%	2/6/19	800	799
	Orange SA	1.625%	11/3/19	2,200	2,168
	Telefonos de Mexico SAB de CV	5.500%	11/15/19	6,000	6,123
	Viacom Inc.	5.625%	9/15/19	1,400	1,431

	Consumer Cyclical (4.0%)
6	Alimentation Couche-Tard Inc.	2.350%	12/13/19	19,000	18,778
7	American Honda Finance Corp.	2.594%	6/16/20	35,000	35,012
6	BMW US Capital LLC	3.250%	8/14/20	38,000	37,956
8	Ford Motor Credit Co. LLC	4.050%	12/10/18	10,000	7,088
7	General Motors Financial Co. Inc.	4.496%	1/15/19	882	885
	General Motors Financial Co. Inc.	2.400%	5/9/19	7,000	6,973
7	General Motors Financial Co. Inc.	3.791%	5/9/19	7,010	7,043
6	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	9,550	9,531
6	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,625	9,552
6	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	8,000	7,861
	Hyundai Capital America	2.550%	2/6/19	5,000	4,987
	Marriott International Inc.	3.000%	3/1/19	12,450	12,450
6	Nissan Motor Acceptance Corp.	2.350%	3/4/19	6,791	6,777
6	Nissan Motor Acceptance Corp.	2.000%	3/8/19	5,850	5,834
6	Nissan Motor Acceptance Corp.	1.550%	9/13/19	12,500	12,300
6,7	Nissan Motor Acceptance Corp.	2.854%	9/13/19	3,578	3,584
8	Volkswagen Financial Services Australia Pty
	Ltd.	3.250%	8/13/19	2,150	1,528
6	Volkswagen Group of America Finance LLC	2.125%	5/23/19	1,500	1,491
	Walgreen Co.	5.250%	1/15/19	3,914	3,928
7	Western Union Co.	3.110%	5/22/19	8,000	8,014

	Consumer Noncyclical (2.0%)
	AbbVie Inc.	2.000%	11/6/18	800	800
	Altria Group Inc.	9.700%	11/10/18	6,821	6,831
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	8,828
7	Campbell Soup Co.	2.834%	3/16/20	15,000	14,973
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,222	1,221
	Constellation Brands Inc.	3.875%	11/15/19	5,000	5,030
	CVS Health Corp.	3.125%	3/9/20	20,000	19,960
	Express Scripts Holding Co.	2.250%	6/15/19	9,500	9,461
	Kroger Co.	2.300%	1/15/19	15,255	15,241
	Newell Brands Inc.	2.600%	3/29/19	977	975
	Reynolds American Inc.	6.875%	5/1/20	8,304	8,711
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	2,200	2,174
7	Tyson Foods Inc.	2.765%	5/30/19	7,000	7,007

	Energy (5.3%)
	Anadarko Petroleum Corp.	8.700%	3/15/19	8,550	8,728
	Anadarko Petroleum Corp.	6.950%	6/15/19	11,606	11,883
	Apache Corp.	3.625%	2/1/21	9,655	9,658
	Boardwalk Pipelines LP	5.750%	9/15/19	17,058	17,419
	BP Capital Markets plc	4.750%	3/10/19	24,350	24,529
	BP Capital Markets plc	2.315%	2/13/20	12,000	11,880
	Cenovus Energy Inc.	5.700%	10/15/19	18,630	18,933
	Enterprise Products Operating LLC	3.500%	2/1/22	25,000	24,887
	EOG Resources Inc.	5.625%	6/1/19	1,953	1,984

EOG Resources Inc.	4.100%	2/1/21	20,986	21,255
EQT Corp.	8.125%	6/1/19	18,489	19,007
EQT Corp.	2.500%	10/1/20	1,000	975
Husky Energy Inc.	6.150%	6/15/19	3,792	3,858
Husky Energy Inc.	7.250%	12/15/19	16,000	16,662
Kinder Morgan Energy Partners LP	9.000%	2/1/19	4,000	4,058
Marathon Oil Corp.	2.700%	6/1/20	24,000	23,687
6 Schlumberger Holdings Corp.	2.350%	12/21/18	10,000	9,996
TransCanada PipeLines Ltd.	3.800%	10/1/20	5,710	5,752
Valero Energy Corp.	6.125%	2/1/20	20,712	21,426
Williams Cos. Inc.	5.250%	3/15/20	11,675	11,938

Technology (1.4%)
Amphenol Corp.	2.550%	1/30/19	17,027	17,019
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	5,000	4,941
DXC Technology Co.	2.875%	3/27/20	6,000	5,944
KLA-Tencor Corp.	3.375%	11/1/19	2,415	2,419
NetApp Inc.	2.000%	9/27/19	15,455	15,320
Tyco Electronics Group SA	2.375%	12/17/18	15,787	15,779
Tyco Electronics Group SA	2.350%	8/1/19	4,457	4,432
Verisk Analytics Inc.	4.875%	1/15/19	2,536	2,546

Transportation (0.3%)
4 Burlington Northern and Santa Fe Railway
Co. 1999-2 Pass Through Trust	7.570%	1/2/21	774	798
4 Continental Airlines 2001-1 Class A-1 Pass
Through Trust	6.703%	6/15/21	2,293	2,442
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,097	1,134
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	3,856	3,922
4 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	3,350	3,361
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	714	736
4 US Airways 2012-1 Class B Pass Through
Trust	8.000%	10/1/19	2,085	2,156
				924,327
Utilities (4.4%)
Electric (3.8%)
Arizona Public Service Co.	2.200%	1/15/20	1,100	1,086
CenterPoint Energy Inc.	3.600%	11/1/21	25,000	24,942
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	900	903
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	25,698	26,097
Constellation Energy Group Inc.	5.150%	12/1/20	4,583	4,692
Consumers Energy Co.	6.125%	3/15/19	5,675	5,742
Dominion Energy Inc.	1.875%	1/15/19	1,045	1,043
Dominion Energy Inc.	5.200%	8/15/19	13,021	13,267
Duke Energy Carolinas LLC	7.000%	11/15/18	723	724
Duke Energy Ohio Inc.	5.450%	4/1/19	305	308
Duke Energy Progress LLC	5.300%	1/15/19	3,000	3,014
6 EDP Finance BV	4.125%	1/15/20	1,384	1,389
Emera US Finance LP	2.150%	6/15/19	3,000	2,981
8 ETSA Utilities Finance Pty Ltd.	2.175%	10/15/19	28,300	19,925
Exelon Generation Co. LLC	2.950%	1/15/20	16,380	16,270
Georgia Power Co.	1.950%	12/1/18	10,275	10,267

Georgia Power Co.	4.250%	12/1/19	5,500	5,559
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	5,224	5,224
Nevada Power Co.	7.125%	3/15/19	24,848	25,230
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	11,454	11,413
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,400	1,393
Progress Energy Inc.	7.050%	3/15/19	3,400	3,452
Puget Energy Inc.	6.000%	9/1/21	7,829	8,272

Natural Gas (0.6%)
Atmos Energy Corp.	8.500%	3/15/19	1,280	1,306
ONE Gas Inc.	2.070%	2/1/19	28,500	28,447

				222,946
Total Corporate Bonds (Cost $1,853,730)				1,846,092
Sovereign Bonds (6.4%)
Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	7,375	7,558
African Export-Import Bank	4.750%	7/29/19	5,000	5,026
Bermuda	5.603%	7/20/20	2,500	2,571
Caixa Economica Federal	4.250%	5/13/19	6,000	6,022
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,000	4,061
6 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	8,310	8,372
Corp. Nacional del Cobre de Chile	7.500%	1/15/19	5,200	5,243
Ecopetrol SA	7.625%	7/23/19	15,000	15,435
Empresa Nacional del Petroleo	4.750%	12/6/21	5,038	5,069
Export-Import Bank of India	3.875%	10/2/19	5,648	5,660
Export-Import Bank of Korea	2.250%	1/21/20	6,640	6,537
First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	6,980
6 Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	1,500	1,534
Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	13,500	13,802
ICBCIL Finance Co. Ltd.	2.375%	5/19/19	2,050	2,035
ICBCIL Finance Co. Ltd.	2.125%	9/29/19	2,670	2,628
7 Korea Development Bank	3.014%	9/19/20	10,325	10,346
7 Korea Development Bank	2.884%	3/12/21	10,000	10,000
Ooredoo Tamweel Ltd.	3.039%	12/3/18	7,300	7,291
Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	2,000	2,020
Petroleos Mexicanos	8.000%	5/3/19	22,153	22,649
Petronas Capital Ltd.	5.250%	8/12/19	23,309	23,667
Republic of Colombia	7.375%	3/18/19	22,686	23,057
Republic of Croatia	6.750%	11/5/19	12,000	12,364
Republic of Hungary	6.250%	1/29/20	16,082	16,606
Republic of Indonesia	4.875%	5/5/21	5,000	5,103
Republic of Lithuania	7.375%	2/11/20	6,000	6,307
Republic of Panama	5.200%	1/30/20	3,800	3,880
Republic of Serbia	5.875%	12/3/18	17,000	17,018
Republic of Slovenia	4.125%	2/18/19	5,000	5,002
Republic of the Philippines	8.375%	6/17/19	20,300	20,986
Socialist Republic of Vietnam	6.750%	1/29/20	8,479	8,733
State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	15,000	14,954
State of Qatar	6.550%	4/9/19	10,000	10,153
State of Qatar	5.250%	1/20/20	5,000	5,110
Total Sovereign Bonds (Cost $324,529)				323,779

Taxable Municipal Bonds (0.0%)
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL (Cost $16)	3.220%	2/1/21	16	16

				Shares
Common Stocks (0.9%)
Exchange-Traded Fund (0.9%)
	iShares Short Maturity Bond ETF (Cost $43,897)			875,000	43,855
Temporary Cash Investments (10.7%)
Money Market Fund (6.7%)
9	Vanguard Market Liquidity Fund	2.308%		3,372,778	337,278

				Face
				Amount
				($000)
Certificates of Deposit (0.3%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	12,735	12,598

Commercial Paper (3.7%)
6,10 Air Liquide US LLC		2.471%	11/19/18	30,000	29,960
10	AT&T Inc.	3.087%-3.093%	5/30/19	22,000	21,646
6,10 BPCE SA		2.818%	5/2/19	40,000	39,449
10	Energy Transfer LP	3.128%	11/1/18	6,000	5,999
10	Energy Transfer LP	3.128%	11/2/18	18,000	17,997
10	Engie SA	1.937%	11/8/18	2,390	2,389
10	ENTERGY Corp.	2.649%	1/9/19	20,000	19,894
10	Ford Motor Credit Co. LLC	2.041%	11/5/18	7,000	6,998
6,10 JP Morgan Securities LLC		2.344%	1/28/19	6,500	6,460
6,10 JP Morgan Securities LLC		2.776%	5/6/19	15,000	14,794
6,10 VW Credit Inc.		3.122%	7/1/19	22,000	21,539
					187,125
Total Temporary Cash Investments (Cost $537,105)					537,001
Total Investments (99.5%) (Cost $5,022,570)					5,006,723
Other Assets and Liabilities-Net (0.5%)					25,920
Net Assets (100%)					5,032,643

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $0 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $1,780,460,000, representing 35.4% of net assets.
7 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8 Face amount denominated in Australian dollars.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2018, the aggregate value of these securities was $187,125,000, representing 3.7% of net assets.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional Appreciation
		Expiration Contracts			Amount (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note		December 2018		3,006	633,233	(654)

Short Futures Contracts
5-Year U.S. Treasury Note		December 2018		(503)	(56,529)	148
						(506)

Forward Currency Contracts
				Contract Amount (000)
						Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	12/19/18	USD	66,163	AUD	91,045	1,655
Citibank, N.A.	12/19/18	USD	8,757	AUD	12,346	9
JPMorgan Chase Bank, N.A.	12/19/18	USD	1	AUD	1	—
						1,664
AUD—Australian dollar.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

				Periodic	Remaining
				Premium	Up-Front Unrealized
			Notional	Received	Premium Appreciation
	Termination		Amount	(Paid)[1]	Value Received (Depreciation)
Reference Entity	Date Counterparty		(000	(%)	($000) (Paid) ($000)	($000)
Credit ProtectionSold/Moody’s Rating

Berkshire Hathaway Inc./Aa2	12/20/21	GSI	5,000	1.000	23 (25)	(2)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

GSI—Goldman Sachs International.

At October 31, 2018, a counterparty had deposited in a segregated account securities with a value of $1,872,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	102,693	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	2,125,520	27,767
Corporate Bonds	—	1,846,092	—
Sovereign Bonds	—	323,779	—
Taxable Municipal Bonds	—	16	—
Common Stocks	43,855	—	—
Temporary Cash Investments	337,278	199,723	—
Futures Contracts—Assets[1]	110	—	—
Futures Contracts—Liabilities[1]	(269)[1]	—	—
Forward Currency Contracts—Assets	—	1,664	—
Swap Contracts—Liabilities	—	(2)	—
Total	380,974	4,599,485	27,767
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: December18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date:

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December18, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.